UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2010

Date of reporting period: May 31, 2010

Item 1. Reports to Stockholders.

SEI Institutional Investments Trust

Annual Report as of May 31, 2010

Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small/Mid Cap Equity Fund

U.S. Managed Volatility Fund

International Equity Fund

World Equity Ex-US Fund

Screened World Equity Ex-US Fund

Enhanced LIBOR Opportunities Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Emerging Markets Debt Fund

Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Large Cap Fund

I. Objective:

The Large Cap Fund (the “Fund) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (SIMC). The Fund utilized the following sub-advisers as of May 31, 2010: Quantitative Management Associates, LLC, Legg Mason Capital Management Inc., Delaware Investments Company, Neuberger Berman Management LLC, Aronson + Johnson + Ortiz L.P. and LSV Asset Management. For the fiscal year ended May 31, 2010, Neuberger Berman Management LLC was added to the Fund, while Intech Investment Management, LLC and Goldman Sachs Asset Management were terminated.

III. Market Commentary:

The U.S. equity market, as measured by the Russell 1000 Index, gained 22.33% during the fiscal year ended May 31, 2010. After a historic fall in 2008, equity markets staged a strong rebound in 2009 off the heels of unprecedented global intervention by governments and central banks. Stocks and sectors that suffered the steepest declines in the year prior drove market returns in 2009. More specifically, smaller-cap and lower-quality names, most of which were assumed to be insolvent, posted significant gains.

For the fiscal year, value stocks outperformed their growth counterparts in the large-cap universe. All ten Global Industry Classification Standard (GICS) sectors posted positive performance during the period. A renewed confidence in economic recovery revived investors’ willingness for risk taking. The Consumer Discretionary sector was the best-performing sector, up 44%, followed by Industrials and Information Technology. Conversely, more defensive sectors, which performed well during the year before, lagged the broad market. Utilities, Consumer Staples and Healthcare names failed to keep pace with the market, as investors sought higher returns in riskier assets. Energy shares were a surprise during the fiscal year. Widely thought of as a cyclical sector, Energy was the worst-performing sector during the period. Exxon Mobil and Chevron, both significant constituents of the sector, trailed the benchmark. From a factor perspective, small-size and value factors, both traditional and relative, were the best-performing factors. Earnings and price momentum factors performed worst.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund underperformed the Russell 1000 Index, returning 20.05% versus the index return of 22.33%.

V. Fund Attribution:

Although it posted a strong absolute return, the Fund lagged its benchmark, mostly due to an underweight to Financials and poor stock selection in Information Technology. The sudden rebound in banks and real estate caught managers short-handed, as many had been focusing instead on the less risky industry of diversified financials, as these names were more insulated from the recent credit crisis. On the Technology side, many software and hardware names that did well in the early part of 2009 had a reversal during the subsequent rally and continued to lag in 2010. In general, the Fund’s managers hold higher-quality names and thus did not participate in the rebound experienced by stocks that were priced for bankruptcy. The Fund benefited from an underweight to one of the defensive sectors, Consumer Staples, which lagged during the fiscal year ended May 31, 2010. A similar story can be told for the Energy sector, which the Fund also underweighted and which has come down in valuation over the past year.

Large Cap Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Fund, Class A	20.05%	(8.31)%	0.84%	(0.75)%	5.34%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, versus the Russell 1000 Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Large Cap Diversified Alpha Fund

I. Objective:

The Large Cap Diversified Alpha Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (SIMC). The Fund utilized the following sub-advisers as of May 31, 2010: Quantitative Management Associates, LLC, Analytic Investors, LLC, Intech Investment Management, LLC, Legg Mason Capital Management, Inc., Delaware Management Company and Aronson + Johnson + Ortiz L.P. There were no changes to the portfolio in the fiscal year.

III. Market Commentary:

The U.S. equity market, as measured by the Russell 1000 Index, gained 22.33% during the fiscal year ended May 31, 2010. After a historic fall in 2008, equity markets staged a strong rebound in 2009 off the heels of unprecedented global intervention by governments and central banks. Stocks and sectors that suffered the steepest declines in the year prior drove market returns in 2009. More specifically, smaller-cap and lower-quality names, most of which were assumed to be insolvent, posted significant gains.

For the fiscal year, value stocks outperformed their growth counterparts in the large-cap universe. All ten Global Industry Classification Standard (GICS) sectors posted positive performance during the period. A renewed confidence in economic recovery revived investors’ willingness for risk taking. The Consumer Discretionary sector was the best-performing sector, up 44%, followed by Industrials and Information Technology. Conversely, more defensive sectors, which performed well during the year before, lagged the broad market. Utilities, Consumer Staples and Healthcare names failed to keep pace with the market, as investors sought higher returns in riskier assets. Energy shares were a surprise during the fiscal year. Widely thought of as a cyclical sector, Energy was the worst-performing sector during the period. Exxon Mobil and Chevron, both significant constituents of the sector, trailed the benchmark. From a factor perspective, small-size and value factors, both traditional and relative, were the best-performing factors. Earnings and price momentum factors performed worst.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the Russell 1000 Index, returning 22.61% versus the index return of 22.33%.

V. Fund Attribution:

The Fund delivered strong performance, with the LIBOR Plus portfolio and an allocation to Consumer Staples as major contributors. On the Technology side, many software and hardware names that did well in the early part of 2009 had a reversal during the subsequent rally and continued to lag in 2010. In general, the Fund’s managers hold higher-quality names and thus did not participate in the bounce experienced by many stocks that were priced for bankruptcy. Positioning in Financials also detracted from performance. The sudden rebound in real estate caught managers short-handed, as many had instead been focusing on the less risky industry of diversified financials, where companies were more insulated from the recent credit crisis. On the bright side, strong stock selection in the Healthcare sector boosted returns, especially once investors came back to the sector after decisions were finalized surrounding potential government regulation. In addition, the Fund benefited from an underweight to the Energy sector, which had come down in valuation over the past year.

Large Cap Diversified Alpha Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Large Cap Diversified Alpha Fund, Class A	22.61%	(11.18)%	(3.61)%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Diversified Alpha Fund, versus the Russell 1000 Index

[1]

For the period ended May 31, 2010. Past performance is no indication of future performance. Class A shares were offered beginning 2/28/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

2	SEI Institutional Investments Trust / Annual Report / May 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Large Cap Disciplined Equity Fund

I. Objective:

The Large Cap Disciplined Equity Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (SIMC). The Fund utilized the following sub-advisers as of May 31, 2010: Quantitative Management Associates, LLC, Analytic Investors, Inc., INTECH Investment Management, LLC, Massachusetts Financial Services Company and Lazard Asset Management LLC. For the one-year period ending May 31,2010, Lazard Asset Management LLC was added to the Fund.

III. Market Commentary:

The U.S. equity market, as measured by the Russell 1000 Index, gained 22.33% during the fiscal year ending May 31, 2010. After a historic fall in 2008, equity markets staged a strong rebound in 2009 off the heels of unprecedented global intervention by governments and central banks. Stocks and sectors that suffered the steepest declines in the year prior drove market returns in 2009. More specifically, smaller-cap and lower-quality names, most of which were assumed to be insolvent, posted significant gains.

For the fiscal year, value stocks outperformed their growth counterparts in the large-cap universe. All ten Global Industry Classification Standard (GICS) sectors posted positive performance during the period. A renewed confidence in economic recovery revived investors’ willingness for risk taking. The Consumer Discretionary sector was the best-performing sector, up 44%, followed by Industrials and Information Technology. Conversely, more defensive sectors, which performed well during the year before, lagged the broad market. Telecommunications, Healthcare and Materials names failed to keep pace with the market, as investors sought higher returns in riskier assets. Energy shares were a surprise during the fiscal year. Widely thought of as a cyclical sector, Energy was the worst-performing sector during the period. Exxon Mobil and Chevron, both significant constituents of the sector, trailed the benchmark. From a factor perspective, small size and expected growth were the best-performing factors. Momentum factors for both earnings and prices were negative.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the S&P 500 Index, returning 22.32% versus the index return of 20.99%.

V. Fund Attribution:

After a difficult time for quantitative managers, the tide turned during the past year for all but the factor rotation manager. The latter manager had a difficult time during the choppy markets, as its process relies on a trending market with a clear direction to add value. A decrease in the Chicago Board Options Exchange Volatility Index (VIX), a measure of implied volatility in S&P 500 Index options that is also known as the “fear index,” benefited the volatility capture manager for most of the period, as did the out-performance of smaller stocks, which the manager is typically biased towards. Investors began rewarding value factors once more—a boon to the traditional quantitative managers in the Fund—although this was dampened by the headwind from lower-quality names (usually underweighted by quantitative managers) outperforming during the market rally. The Fund’s hybrid manager did especially well, namely due to holdings in the Consumer Discretionary sector. The Libor Plus portfolio added significant alpha to the Fund as well, as credit spreads have continued to narrow.

Large Cap Disciplined Equity Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Large Cap Disciplined Equity Fund, Class A	22.32%	(11.90)%	(1.64)%	2.08%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Disciplined Equity Fund, versus the S&P 500 Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 8/28/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Large Cap Index Fund

I. Objective:

The Large Cap Index Fund (the “Fund”) seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index.

II. Manager Approach Statement:

The Fund uses a sub-advisor to manage the Fund under the supervision of SEI Investments Management Corporation (SIMC). Currently, the sub-advisor is State Street Global Advisors. There were no manager changes during the period.

III. Market Commentary:

The U.S. equity market, as measured by the Russell 1000 Index, gained 22.33% during the fiscal year ended May 31, 2010. After a historic fall in 2008, equity markets staged a strong rebound in 2009 off the heels of unprecedented global intervention by governments and central banks. Stocks and sectors that suffered the steepest declines in the year prior drove market returns in 2009. More specifically, smaller-cap and lower-quality names, most of which were assumed to be insolvent, posted significant gains.

For the fiscal year, value stocks outperformed their growth counterparts in the large-cap universe. All ten Global Industry Classification Standard (GICS) sectors posted positive performance during the period. A renewed confidence in economic recovery revived investors’ willingness for risk taking. The Consumer Discretionary sector was the best-performing sector, up 44%, followed by Industrials and Information Technology. Conversely, more defensive sectors, which performed well during the year before, lagged the broad market. Utilities, Consumer Staples and Healthcare names failed to keep pace with the market, as investors sought higher returns in riskier assets. Energy shares were a surprise during the fiscal year. Widely thought of as a cyclical sector, Energy was the worst-performing sector during the period. Exxon Mobil and Chevron, both significant constituents of the sector, trailed the benchmark. From a factor perspective, small-size and value factors, both traditional and relative, were the best-performing factors. Earnings and price momentum factors performed worst.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the Russell 1000 Index, returning 22.34% versus the benchmark return of 22.33%.

V. Fund Attribution:

Incremental excess return was generated due to cash flows. As an index fund, performance is designed to track that of the index.

Large Cap Index Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Large Cap Index Fund, Class A	22.34%	(8.40)%	0.64%	1.77%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Index Fund, versus the Russell 1000 Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 4/1/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

4	SEI Institutional Investments Trust / Annual Report / May 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Small Cap Fund

I. Objective:

The Small Cap Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2010: AQR Capital Management, LLC, Artisan Partners Limited Partnership, Janus Capital Management, Inc., Lee Munder Capital Group LLC, Los Angeles Capital Management & Equity Research, Inc., LSV Asset Management, Oppenheimer Capital, LC, Robeco Investment Management, Inc., Security Capital Research and Management, Inc. and Wellington Management Company, LLP.

For the fiscal year ended May 31, 2010, BlackRock Capital Management, Inc., McKinley Capital Management, Inc., Neuberger Berman Management, LLC, PanAgora Asset Management, Inc and Martingale Asset Management, L.P. were removed from the Fund. AQR Capital Management, LLC was added during the period.

III. Market Commentary:

The U.S. small-cap equity market, as measured by the Russell 2000 Index, gained over 33% during the fiscal year ended May 31, 2010. After small-cap stocks lost nearly half of their value in 2008 and early 2009, U.S. Small Cap stocks turned decisively positive in March 2009 as the extreme fear over the state of the U.S. and world financial systems subsided. An extended rally followed as investors discounted government intervention and became hopeful of an economic recovery, albeit a moderate one. From a factor perspective, price and earnings momentum performed very poorly for the fiscal year. Value, small market cap and low price were the best factors as the companies investors believed to be the most likely bankruptcy candidates during the downturn tended to lead the market during the rebound.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the Russell 2000 Index, returning 35.32% versus the index return of 33.62%.

V. Fund Attribution:

The majority of out-performance occurred in the third quarter of 2009, as the initial rally from the March 2009 low extended, and an underweight to the lagging banking industry added to performance. The Fund posted solid performance on a relative basis, principally due to stock selection within the Financials sector, particularly the real estate investment trust (REIT) industry. Strong stock selection in the Industrials sector contributed meaningfully as well. The core quantitative managers outperformed for the period, as factor returns began to trend and value factors saw positive returns. The value managers also contributed to performance, with a majority of them outperforming the Russell 2000 Value Index.

Small Cap Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Fund, Class A	35.32%	(8.39)%	1.93%	4.54%	6.66%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, versus the Russell 2000 Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Small/Mid Cap Equity Fund

I. Objective:

The Small/Mid Cap Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2010: Integrity Asset Management, LLC, Janus Capital Management, Inc., Lee Munder Capital Group LLC, Los Angeles Capital Management & Equity Research, Inc., LSV Asset Management, PanAgora Asset Management, Inc., Security Capital Research and Management, Inc., Wellington Management Company, LLP and Wells Capital Management, Inc.

For the fiscal year ended May 31, 2010, BlackRock Capital Management, Inc. and Martingale Asset Management, L.P. were removed from the Fund. Wellington’s Small Cap Growth product was added during the period.

III. Market Commentary:

The U.S. small/mid cap equity market, as measured by the Russell 2500 Index, gained over 35% during the fiscal year ended May 31, 2010. After small- and mid-cap stocks lost nearly half of their value in 2008 and early 2009, these markets turned decisively positive in March 2009 as the extreme fear over the state of the U.S. and world financial systems subsided. An extended rally followed as investors discounted government intervention and became hopeful of an economic recovery, albeit a moderate one. From a factor perspective, price and earnings momentum performed very poorly for the fiscal year. Value, small market cap and low price were the best factors as the companies investors believed to be the most likely bankruptcy candidates during the downturn tended to lead the market during the rebound.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the Russell 2500 Index, returning 35.79% versus the index return of 35.07%.

V. Fund Attribution:

The majority of out-performance occurred in the third quarter of 2009 as markets continued to rally off of March lows. The Fund posted solid performance on a relative basis, largely due to stock selection within the Financials sector, particularly the REIT industry. Strong stock selection in the Materials sector was also beneficial. From a style perspective, the Fund’s value managers contributed to performance, with each outperforming the Russell 2000 Value Index, and Wells Capital, added in 2008, contributed to performance as the best-performing growth manager over the period.

Small/Mid Cap Equity Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Small/Mid Cap Equity Fund, Class A	35.79%	(7.99)%	2.17%	4.78%

Comparison of Change in the Value of a $100,000 Investment in the Small Mid Cap Equity Fund, versus the Russell 2500 Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 12/15/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

6	SEI Institutional Investments Trust / Annual Report / May 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

U.S. Managed Volatility Fund

I. Objective:

The U.S. Managed Volatility Fund (the “Fund”) seeks to provide capital appreciation with less volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Fund utilized the following sub-advisors as of May 31, 2010: Aronson + Johnson + Ortiz, LP and Analytic Investors LLC. No manager changes were made during the period.

III. Market Commentary:

Economic recovery and excess liquidity prompted a sharp market rebound. Cyclical sectors, which previously experienced the heaviest declines, led the rally. Consumer Discretionary and Industrials posted the best returns, with the defensive Utilities and Telecommunications sectors lagging the broader market.

Companies that seemed to have a questionable chance for survival in 2008 were rewarded the most. These stocks generally had high levels of debt and a high beta, or more sensitivity to the movements in the broader market. High-beta names outperformed the low-beta ones overall.

May 2010 saw an increase in risk aversion compared to the last 12 months. Concerns over Southern European sovereign debt, an overheating Chinese property market and possibly the economy, as well as consequences of BP’s oil spill for the entire industry caused investors to seek refuge in the safer Consumer Staples, Telecommunications and Utilities sectors.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund underperformed the Russell 3000 Index, returning 21.12% versus the index return of 23.20%.

V. Fund Attribution:

The Fund’s underperformance was primarily driven by its defensive stance, which is required to achieve the primary objective of lowering volatility and providing downside protection to investors. In fact, the volatility reduction goal was comfortably achieved. For the fiscal year ended May 31, 2010, the Fund realized an annualized standard deviation of 14% (daily frequency) as compared to the benchmark’s results of 19%.

To achieve its intended low risk profile, the managers target lower-beta, lower-risk names with stable earnings streams and lower leverage ratios. In the early stages of market recovery, such positioning prevented the Fund from fully participating in the rally. As low-beta stocks lagged their high-beta counterparts by over 18%, this has had a major negative allocation effect. After adjusting for the beta positioning, stock selection was strong. From a more traditional sector perspective, the Fund’s overweight to the defensive Consumer Staples, Utilities, and Healthcare sectors detracted significantly.

U.S. Managed Volatility Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
U.S. Managed Volatility Fund	21.12%	11.08%

Comparison of Change in the Value of a $100,000 Investment in the US Managed Volatility Fund, versus the Russell 3000 Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 12/31/08. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

International Equity Fund

I. Objective:

The International Equity Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying upon a number of sub-advisors with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2010: Acadian Asset Management, LLC, AXA Rosenberg Investment Management, LLC, Declaration Management and Research, LLC, INTECH Investment Management, LLC, Neuberger Berman Management, LLC, Quantitative Management Associates, LLC, and Schroder Investment Management North America, Inc.

For the fiscal year ended May 31, 2010, Neuberger Berman Management and Schroder Investment Management were added to the Fund; McKinley Capital Management, Principal Global Investors, and Wellington Management Company were terminated.

III. Market Commentary:

Global equity markets continued their tumble from 2008 well into the first quarter of 2009. However, hopeful signs emerged in March 2009 as global stimulus efforts began to take effect. Investors started to feel more confident about a global economic recovery and their appetite for risk returned, fueling a strong rally through the end of the year. Starting in March, stocks that had suffered the most during the credit crisis led the rally. This was reflected in the leadership by the cheapest stocks, particularly as measured by prices relative to book values (assets minus liabilities). Companies that had the highest levels of debt also outperformed the index. In the third quarter, earnings releases for many companies were better than expected, pushing prices higher. However, as the rally matured, investors began to favor companies with higher-quality balance sheets and opportunities to gain market share. In the first five months of 2010, global equity markets were down overall as macroeconomic events, which included the European sovereign debt crisis, a slowdown in Chinese growth, and the oil spill in the Gulf of Mexico, took center stage.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the MSCI EAFE Index, returning 6.68% versus the index return of 6.38%.

V. Fund Attribution:

The Fund outperformed the benchmark, driven primarily by positive stock selection by the sub-advisors; however, allocation also contributed to performance. From a regional perspective, in addition to positive stock selection, the Fund’s underweight allocation to Europe ex-UK was beneficial as the region struggled with mounting sovereign debt issues and fears of contagion. On the other hand, the Fund’s underweight allocation and stock selection in Pacific ex-Japan detracted from performance. Australia, the largest constituent in Pacific ex-Japan, was one of the hottest markets during the period and the Fund’s underweight allocation detracted. From a sector perspective, performance was diverse, favoring neither cyclical nor defensive sectors. Consumer Discretionary stocks performed the best, with automobile companies dominating positive performance. Industrial and Health Care detracted due to weak stock selection for the time period.

International Equity Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
International Equity Fund, Class A	6.68%	(17.51)%	(1.24)%	(1.19)%	2.35%

Comparison of Change in the Value of a $100,000 Investment in the International Equity Fund, versus the Morgan Stanley MSCI EAFE Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

8	SEI Institutional Investments Trust / Annual Report / May 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

World Equity Ex-US Fund

I. Objective:

The objective of the World Equity Ex-US Fund (the “Fund”) is to provide capital appreciation.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying upon a number of sub-advisors with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisors as of May 31, 2010: Acadian Asset Management, Inc., Artisan Partners Limited Partnership, Declaration Management & Research LLC, McKinley Capital Management, LLC, NFJ Investment Group LLC, Principal Global Investors, LLC, Quantitative Management Associates, LLC and Thornburg Investment Management LLC.

For the fiscal year ended May 31, 2010, NFJ Investment Group LLC and Thornburg Investment Management LLC were added to the Fund; Wellington Management Company, LLC, AXA Rosenberg Investment Management, LLC, INTECH Investment Management, LLC and Rexiter Capital Management Limited were terminated.

III. Market Commentary:

Global equity markets continued their tumble from 2008 well into the first quarter of 2009. However, hopeful signs emerged in March 2009 as global stimulus efforts began to take effect. Investors started to feel more confident about a global economic recovery and their appetite for risk returned, fueling a strong rally through the end of the year. Starting in March, stocks that had suffered the most during the credit crisis led the rally. This was reflected in the leadership by the cheapest stocks, particularly as measured by prices relative to book values (assets minus liabilities). Companies that had the highest levels of debt also outperformed the index. In the third quarter, earnings releases for many companies were better than expected, pushing prices higher. However, as the rally matured, investors began to favor companies with higher-quality balance sheets and opportunities to gain market share.

In the first five months of 2010, global equity markets were down overall as macroeconomic events, which included the European sovereign debt crisis, a slowdown in Chinese growth and the oil spill in the Gulf of Mexico, took center stage. For the time period, emerging markets outperformed developed markets and sector performance was mixed.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the MSCI All Country World Ex-U.S. Index, returning 10.74% versus the index return of 10.63%.

V. Fund Attribution:

The Fund outperformed the benchmark, driven primarily by positive stock selection by the sub-advisors; however, allocation also contributed to performance. From a regional perspective, emerging markets outperformed developed markets, so the Fund’s overweight allocation to emerging markets benefitted performance. Brazilian and Mexican stocks were especially strong. The Fund’s underweight allocation to Europe Ex-U.K. was beneficial, as the region struggled with mounting sovereign debt issues and fears of contagion. On the other hand, the Fund’s underweight allocation and stock selection in Pacific Ex-Japan detracted from performance. Australia, the largest constituent in Pacific Ex-Japan, was one of the hottest performers among the developed markets, and the Fund’s underweight positioning detracted from performance.

From a sector perspective, performance was diverse, favoring neither cyclical nor defensive sectors. Consumer Discretionary stocks performed the best, with automobile companies dominating positive performance. Telecommunication Services was the largest detractor with wireless services stocks down the most.

World Equity Ex-US Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
World Equity Ex-US Fund, Class A	10.74%	(14.24)%	1.88%	1.44%

Comparison of Change in the Value of a $100,000 Investment in the World Ex-US Equity Fund, versus the MSCI All Country World Ex-US Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 3/28/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Screened World Equity Ex-US Fund

I. Objective:

The Screened World Equity Ex-US Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying upon a number of sub-advisors with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2010: Acadian Asset Management LLC, McKinley Capital Management, LLC, Principal Global Investors, LLC, Quantitative Management Associates, LLC, and Thornburg Investment Management LLC.

For the fiscal year ended May 31, 2010, Acadian Asset Management and Thornburg Investment Management LLC were added to the Fund; AXA Rosenberg Investment Management, LLC was terminated.

III. Market Commentary:

Global equity markets continued their tumble from 2008 well into the first quarter of 2009. However, hopeful signs emerged in March 2009 as global stimulus efforts began to take effect. Investors started to feel more confident about a global economic recovery and their appetite for risk returned, fueling a strong rally through the end of the year. Starting in March, stocks that had suffered the most during the credit crisis led the rally. This was reflected by the leadership of the cheapest stocks, particularly as measured by prices relative to book values (assets minus liabilities). Companies that had the highest levels of debt also outperformed the index. In the third quarter, earnings releases for many companies were better than expected, pushing prices higher. However, as the rally matured, investors began to favor companies with higher-quality balance sheets and opportunities to gain market share.

In the first five months of 2010, global equity markets were down overall as macroeconomic events, which included the European sovereign debt crisis, a slowdown in Chinese growth, and the oil spill in the Gulf of Mexico, took center stage. For the time period, emerging markets outperformed developed markets and sector performance was diverse.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the MSCI All Country World Ex-U.S. Index, returning 11.00% versus the index return of 10.63%.

V. Fund Attribution:

The Fund outperformed the benchmark, driven primarily by positive stock selection by the sub-advisors; however, allocation was slightly beneficial. From a regional perspective, stock selection was especially strong in Europe Ex-U.K. despite the region’s sovereign debt crisis. Stock selection in emerging markets was also positive, with Latin American stocks posting the largest returns. On the other hand, the Fund’s underweight allocation and stock selection in Pacific Ex-Japan detracted from performance. Australia, the largest constituent in Pacific Ex-Japan, was one of the hottest performers among the developed markets, and the Fund’s underweight positioning and stock selection detracted. From a sector perspective, performance was diverse across cyclical and defensive sectors. Industrials, Information Technology and Energy were the best performers, while Telecommunication Services and Materials lagged the index the most.

Screened World Equity Ex-US Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Screened World Equity Ex-US Fund, Class A	11.00%	(15.74)%

Comparison of Change in the Value of a $100,000 Investment in the Screened World Ex-US Equity Fund, versus the MSCI All Country World Ex-US Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 6/30/08. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

10	SEI Institutional Investments Trust / Annual Report / May 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Enhanced LIBOR Opportunities Fund

I. Objective:

The Enhanced LIBOR Opportunities Fund (the “Fund”) seeks to provide capital appreciation and income.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (SIMC). The Fund utilizes the following sub-advisors as of May 31, 2010: Declaration Management & Research LLC, UBS Global Asset Management (Americas), Inc., Wellington Management Company, LLP and Ares Management LLC. No changes were made to the Fund during the period.

III. Market Commentary:

Fixed-income market conditions for the fiscal year ended May 31, 2010 reflected a dramatic recovery from the crisis conditions of 2008, including the bankruptcy of Lehman Brothers. The period was characterized by an increased investor appetite for risk that drove powerful rallies in most of the non-Treasury sectors in the market. The catalyst for the market recovery was a series of government programs designed to improve credit availability, which included the Term Asset-Backed Securities Lending Facility (TALF), the Public-Private Investment Program (PPIP) and a $1.25 trillion purchase program of agency mortgage-backed securities (MBS) by the U.S. Federal Reserve (Fed). The Fed’s purchase program brought MBS spreads and mortgage rates to historic lows. The TALF and PPIP programs helped drive strong performance in the non-agency MBS market, including commercial MBS, and the asset-backed securities market. The corporate bond market was supported by stabilizing economic conditions, lower default rates and improved market liquidity. The senior bank loan market also saw stellar returns, as fundamental credit conditions continued to improve and the technical environment remained supportive of higher loan prices, with demand outpacing supply. The strong market recovery was interrupted in the spring of 2010, as the European sovereign credit crisis triggered a modest flight to quality that served to bring Treasury yields back to the lower end of their trading range. Despite the more recent caution displayed by market participants, the rallies in the non-Treasury sectors provided very strong performance for the fixed income markets for the twelve-month period.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the Bank of America (“BofA”) Merrill Lynch 3-Month London Interbank Offered Rate (LIBOR) Constant Maturity Index, returning 12.66% versus the index return of 0.39%.

V. Fund Attribution:

During the fiscal year ended May 31, 2010, the Fund’s large allocation to non-Treasury sectors outperformed—particularly the portfolio’s allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and senior bank loans.

Enhanced LIBOR Opportunities Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Enhanced LIBOR Opportunities Fund, Class A	12.66%	(6.21)%	(4.59)%

Comparison of Change in the Value of a $100,000 Investment in the Enhanced LIBOR Opportunities Fund, versus the BofA Merrill Lynch 3-Month LIBOR Constant-Maturity Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 12/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Core Fixed Income Fund

I. Objective:

The Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (SIMC). The Fund utilized the following sub-advisors as of May 31, 2010: Trust Company of the West (formerly Metropolitan West Asset Management), J.P. Morgan Investment Management, Inc., Western Asset Management Company, Wells Capital Management, Inc. and Jennison Associates LLC. During the fiscal year ended May 31, 2010, Jennison Associates LLC was added to the Fund.

III. Market Commentary:

Fixed-income market conditions for the fiscal year ended May 31, 2010 reflected a dramatic recovery from the crisis conditions of 2008 and the post-Lehman bankruptcy. The period was characterized by an increased investor appetite for risk that drove powerful rallies in most of the non-Treasury sectors of the market. The catalyst for the market recovery was a series of government programs designed to improve credit availability. These programs included the Term Asset-Backed Securities Loan Facility (TALF), the Public-Private Investment Program (PPIP) and a $1.25 trillion purchase program of agency mortgage-backed securities (MBS) by the U.S. Federal Reserve (Fed). The Fed’s purchase program brought MBS spreads and mortgage rates to historic lows. The TALF and PPIP programs helped drive strong performance in the non-agency MBS market (including commercial MBS) and the asset-backed securities market. The corporate market was supported by stabilizing economic conditions, lower default rates and improved market liquidity. The strong market recovery was interrupted in the spring of 2010, as the European sovereign credit crisis triggered a modest flight to quality that served to bring Treasury yields back to the lower end of their trading range. Despite this more recent market caution, the rallies in the non-Treasury sectors provided very strong performance for fixed-income markets during the twelve-month period.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index, returning 15.34% versus the index return of 8.42%.

V. Fund Attribution:

The Fund’s overweight positions in corporate bonds, non-agency MBS and commercial MBS were the key drivers of performance. In addition, the Fund entered the year with a positive bias towards agency MBS due to the Federal Reserve’s purchase program, but as prices relative to Treasuries continued to climb, managers moved to an increasingly underweight position. As the Fed discontinued these purchases, prices relative to Treasuries weakened modestly, and the Fund gradually added exposure toward the end of the measurement period. Duration exposure did not have a meaningful impact on performance, as managers chose to utilize their risk budgets on securities within the non-Treasury sectors.

Specifically, an overweight to corporate bonds, especially those issued by large-cap financial firms, generated significant out-performance relative to Treasuries. The steep yield curve combined with improved access to the capital markets allowed the largest of the U.S. banking institutions to repair their balance sheets and return to profitability throughout the year. Non-agency mortgages recovered dramatically as the forced selling resulting from ratings downgrades and the unwinding of large levered positions abated. The announcement and implementation of PPIP and TALF during the year restored confidence in the market, thereby allowing private capital to flow back into the securitized markets. Finally, the Fund’s overweight to commercial MBS contributed to performance, as these securities posted the largest out-performance versus Treasuries of any sector within the Barclays Capital U.S. Aggregate Bond Index.

Core Fixed Income Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Core Fixed Income Fund, Class A	15.34%	7.28%	5.70%	6.73%	6.67%

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, versus the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

12	SEI Institutional Investments Trust / Annual Report / May 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

High Yield Bond Fund

I. Objective:

The High Yield Bond Fund (the “Fund”) seeks to maximize total return.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (SIMC). The Fund utilizes the following sub-advisers as of May 31, 2010: Ares Management, LLC, Brigade Capital Management, LLC, Delaware Management Company, Guggenheim Partners, LLC, J.P. Morgan Investment Management, Inc., and SEI Structured Credit. During the one-year period ended May 31, 2010, the Fund did not make any manager changes.

III. Market Commentary:

For the fiscal year ended May 31, 2010, the high-yield market, as measured by the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, returned 29.91%. Credit quality spreads tightened 473 basis points (bps) to finish the period at 698 bps, down significantly from the peak of 2,168 basis points reached in December 2008. The Moody’s U.S. issuer-default rate fell from 10.86% to 7.91% over the fiscal year, after peaking at an all-time high of 14.51% in November 2009. Default rates are projected to continue their descent to 2.7% by the end of 2010. The significant amount of new issuance over the past 12 months, particularly for refinancing purposes, has improved the creditworthiness of many high-yield companies. Also putting downward pressure on the default rate is the fact that a large number of defaults occurred in the first half of 2009, therefore moving out of the 12-month window. Issuance in the primary market has been extremely robust over the period, with $247.5 billion coming to market, the second largest 12-month stretch on record (12 months ended April 30, 2010 saw the highest volume). The technical condition of the market was positive, as high-yield mutual funds saw $18.1 billion of inflows during the period, although May 2010 was a weak month due to European sovereign debt concerns; $3.5 billion exited funds, which reversed most of the YTD inflows. For the fiscal year, an increase in investor risk appetites and improved market liquidity led to strong returns across all quality segments, but lower- quality credits outperformed, with CCCs up 60.72%, followed by Bs up 23.21%, and BBs up 23.15%.

The best-performing sectors were the higher-beta segments of the market, such as the Financial-related and Technology sectors. Insurance, Real Estate, Financial Services and Banking all outperformed the market, with the first three mentioned generating returns greater than twice the index gain. AIG, which has subsidiaries that operate in the Insurance and Financial Services sectors, had the largest impact on returns, while Realogy and iStar Financial boosted the performance in the Real Estate space. AIG was up on optimism about the insurer’s success in raising capital by selling off business units. AIG was scheduled to sell its Asian Life Unit to Prudential for $35.5B (Prudential pulled out of this deal in June, 2010), and to sell American Life Insurance Company (Alico) to MetLife for $15.5B, as they work to repay TARP money to the U.S. government. Technology companies did well over the year also, as investors moved into these high-growth companies as confidence in the economic recovery increased. Semiconductor firms were particularly strong, as many of these firms cut staff in 2008/2009, which has resulted in better earnings as chip sales for personal computers and cell phones, the biggest market drivers, are projected to grow in the low-to-mid-teens in 2010.

The Utilities and Telecommunications sectors lagged the overall high-yield market over the year, producing the lowest total returns among the sectors in the index. These sectors are both considered to be more defensive in nature and thus would be expected to under-perform in an environment where high-risk securities rally sharply. More specifically, electric generation companies within the Utilities sector were negatively impacted by numerous issues. Weak demand for power and natural gas hurt this sector, as well as unimpressive earnings results that reflected a poor operating environment and bleak future outlook for the sector. Uncertainty surrounding future environmental regulations and commodity prices remains. Within telecom, wireless companies have suffered from increased competition within the industry, which has created both pricing pressures and subscriber losses, two factors that have led to weaker earnings across many companies in the sector.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

High Yield Bond Fund (Concluded)

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the Bank of America (“BofA”) Merrill Lynch U.S. High Yield Master II Constrained Index, returning 37.60% versus the index return of 29.91%.

V. Fund Attribution:

The Fund’s allocation to CLOs and other structured investments outperformed the high-yield market, enhancing relative performance. The fundamental picture of the CLO marketplace has improved drastically due to the continued upturn in the high-yield loan and bond markets, the slowing pace of defaults/downgrades, and the ability of borrowers to successfully amend their credit agreements. Additionally, the technical picture has been a large driver of the rally, with the prospects for new issuance dim and a significant amount of money on the sidelines waiting to invest.

Another contributor to out-performance was the Fund’s underweight to and strong security selection within the Energy sector. An underweight to gas distribution companies’ debt boosted returns, since these firms were negatively impacted by low natural gas prices and a poor outlook for the industry. Security selection was strong within the integrated energy industry due to an overweight to ethanol producer Aventine Renewable Energy. Aventine emerged from Chapter 11 bankruptcy during the year and has also benefited from rumors that the EPA will boost the limit for blending ethanol with gasoline from 10% to 12-15%, which would increase demand for ethanol.

Security selection in the Media and Insurance sectors detracted from performance during the period. Poor security selection in the Media sector was largely impacted by an underweight to Clear Channel Communications, as the broadcasting company’s bonds benefited from improving financial results, the successful execution of several exchange offers for existing debt, and several new issues. These actions were taken to address immediate liquidity concerns and they dramatically improved the financial health of the company. Within the Insurance sector, an underweight to AIG hampered returns, as the company’s bonds rallied after it was able to raise a substantial amount of capital through both the new-issue market and asset sales, as mentioned above in the Market Commentary section.

High Yield Bond Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
High Yield Bond Fund, Class A	37.60%	5.02%	7.06%

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, versus the BofA Merrill Lynch US High Yield Master II Constrained Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 12/05/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

14	SEI Institutional Investments Trust / Annual Report / May 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Long Duration Fund

I. Objective:

The Long Duration Fund (the “Fund”) seeks to provide return characteristics similar to those of high-quality corporate bonds with a duration range of 9 to 14 years.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (SIMC). The Fund utilizes the following sub-advisors as of May 31, 2010: Trust Company of the West (formerly Metropolitan West Asset Management LLC), Jennison Associates LLC and Income Research & Management. For the fiscal year ended May 31, 2010, Jennison Associates LLC and Income Research & Management were added to the Fund.

III. Market Commentary:

Fixed-income market conditions for the fiscal year ended May 31, 2010 reflected a dramatic recovery from the crisis conditions of 2008, including the bankruptcy of Lehman Brothers. The period was characterized by an increased investor appetite for risk that drove powerful rallies in most of the non-Treasury sectors in the market. The catalyst for the market recovery was a series of government programs designed to improve credit availability, which included the Term Asset-Backed Securities Lending Facility (TALF), the Public-Private Investment Program (PPIP) and a $1.25 trillion purchase program of agency mortgage-backed securities (MBS) by the U.S. Federal Reserve (Fed). The Fed’s purchase program brought MBS spreads and mortgage rates to historic lows. The TALF and PPIP programs helped drive strong performance in the non-agency MBS market, including commercial MBS, and the asset-backed securities market. The corporate bond market was supported by stabilizing economic conditions, lower default rates and improved market liquidity. The strong market recovery was interrupted in the spring of 2010, as the European sovereign credit crisis triggered a modest flight to quality that served to bring Treasury yields back to the lower end of their trading range. Despite this more recent market caution, the rallies in the non-Treasury sectors provided very strong performance for the fixed-income markets for the one-year period.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the SIIT Long Duration Fund returned 18.11% compared to 15.11% for its benchmark, the Barclays Long U.S. Government/Credit Index.

V. Fund Attribution:

The Fund’s out-performance came from its overweight exposure to the corporate bond sector. The corporate overweight was focused on the Financials sector, which led the strong rally in the corporate market. The modest drop in intermediate- and longer-term Treasury yields served to support the very strong absolute return of the Fund.

Long Duration Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Long Duration Fund, Class A	18.11%	2.72%	1.85%	3.60%

Comparison of Change in the Value of a $100,000 Investment in the Long Duration Fund, versus the Barclays Long US Government/Credit Index2, the Barclays 15 Year Bellwether Swap Index2, 60/40 Blend of the Barclays Long Credit Index & Barclays Long Government Index, the Barclays Long US Credit Index, and the Barclays Long US Government Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 4/21/04. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

[2]

This table compares the Fund’s average annual total returns for Class A Shares to those of the Barclays Long U.S. Government/Credit Index. In prior years, the Fund’s return had been compared to the Barclays 15 Year Bellwether Swap Index. The Fund’s adviser believes that the Barclays Long U.S. Government/Credit Index better represents the Fund’s investment opportunities.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Emerging Markets Debt Fund

I. Objective:

The Emerging Markets Debt Fund (the “Fund”) seeks to maximize total return.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (SIMC). The Fund utilized the following sub-advisors as of May 31, 2010: Ashmore Investment Management Limited, ING Investment Management Advisors, B.V. and Stone Harbor Investment Partners L.P. For the fiscal year ended May 31, 2010, no sub-advisor changes were made in the Fund.

III. Market Commentary:

The credit crisis abated and risk appetite amongst investors returned very quickly, which led to emerging markets debt posting its strongest annual performance since 1996. The market returned 29% in 2009 and carried the momentum into 2010 with a 3.55% return through the end of May. Spreads began the fiscal year at 478 basis points and tightened by as much as 222 basis points over U.S. Treasuries before widening in April and May to 338 basis points on broader risk aversion emanating from the Greek and eurozone sovereign debt crisis.

The fundamentals of emerging-markets debt remain strong and are supported by various factors. Stable and rising commodity prices, rising foreign currency reserves, declining debt levels and less political turbulence all contribute to a favorable outlook for the asset class. These factors have contributed to a substantial increase in credit-rating upgrades, with only a handful of downgrades during the last 12 months. Positive surprises to economic growth across the broader emerging markets universe have been supportive, while election results and unorthodox policy changes (which have rattled emerging markets in the past) have been conducted in more democratic ways with less violence and protest.

In addition to solid fundamentals, technical factors greatly contributed to performance for the period. The ability of emerging markets to weather the credit crisis of 2008 better than other spread sectors caught the attention of both new and existing investors. As a result, inflows into the asset class amounted to $54 billion for the period. Inflows are rising and becoming increasingly diversified, especially with more instrument selection coming from the growing local and corporate sectors of the market. As investors poured historically high amounts of money into emerging-markets debt, emerging-market issuers took advantage of lower financing rates and issued record amounts of bonds to meet the rising demand for emerging-market debt assets. In 2009 alone, emerging-market issuers raised $210 billion via new external debt issuance and have sold $105 billion through the first five months of 2010. With another $90 billion still in the pipeline for the remainder of the year, technicals are still expected to remain a key driver of performance going forward. The proceeds of these sales will be used for deficit funding, refinancing and infrastructure & development projects.

Central banks and local governments have done their part to improve confidence amongst investors and market participants. Fiscal policy continues to improve, and although monetary policy has been accommodative and successful in implementing counter-cyclical measures during the last 12 months, policymakers will be challenged going forward as inflationary pressures, stimulus unwinding, financial reforms and the fiscal crisis in Europe pose potential risks that could hinder growth. The outlook for emerging markets is positive, and fundamentals have not yet been threatened by any potential risks. Emerging countries are expected to grow approximately 6.2% in 2010, while the developed world is expected to grow by less than 3%. Problems in Europe and the rest of the developed world should only benefit the asset class as investors look for alternative opportunities.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index, returning 24.93% versus the index return of 17.85%.

16	SEI Institutional Investments Trust / Annual Report / May 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Emerging Markets Debt Fund (Concluded)

V. Fund Attribution:

Security selection in Argentina contributed to positive relative performance for the period. The country had been plagued by political problems and fiscal concerns prior to and during the credit crisis that nearly led to a default. Fortunately, rising commodity prices led to strong export revenues, and the country’s endless commitment to comforting creditors and servicing debt was fulfilled via multiple debt swaps and an eventual decision to proceed with what the country hopes to be the final restructuring of past defaulted debt. Markets reacted favorably to the news and Argentina finished the period returning 69%, one of the top-performing countries in emerging-markets debt universe. An overweight to Russia added to out-performance, as rising oil prices helped support a country with one of the worst primary fiscal balances in emerging markets. Additionally, the government increased support to the struggling banking sector while inflation continued to slow, allowing rate cuts to follow and help revive the economy. Russia is better positioned to service its debt than its emerging-markets peers, and its rising level of foreign currency reserves has improved its financial flexibility. Allocations to local currency debt in Brazil also added to relative performance, as the country was marginally impacted by the credit crisis. The country’s diversified export base benefited from rising commodities, foreign currency reserves continued to rise, and loan growth and consumption helped drive its first-quarter 2010 gross domestic product growth to an annualized rate of 11.25%, one of the highest in the world.

The Fund’s underweight in Belize detracted from relative performance, as bonds returned 100% for the period. Belize makes up a very small portion of the index and generates most of its growth from agriculture and tourism. The country is a low-quality credit and rallied with other risky assets. An underweight in Ghana also detracted from performance. Similar to Belize, Ghana is a lower-quality country and also one of the smallest countries in the index. The country carries a higher beta than the index and outperformed the market on improved sentiment and a rally in commodity prices. Fund managers chose not to allocate to Belize or Ghana because the risk/reward opportunities were more attractive in more fiscally sound countries.

Emerging Markets Debt Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Emerging Markets Debt Fund, Class A	24.93%	7.55%	9.05%

Comparison of Change in the Value of a $100,000 Investment in the Emerging Markets Debt Fund, versus the J.P. Morgan EMBI Global Diversified Index

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 12/05/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2010 (Unaudited)

Real Return Fund

I. Objective:

The Real Return Fund (the “Fund”) seeks to provide total return exceeding the rate of inflation.

II. Multi-Manager Approach Statement:

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (SIMC). Currently, the sub-advisor is Wellington Management Company, LLC. There were no manager changes during the period.

III. Market Commentary:

Fixed-income market conditions for the fiscal year ended May 31, 2010 reflected a dramatic recovery from the crisis conditions of 2008, including the bankruptcy of Lehman Brothers. The period was characterized by an increased investor appetite for risk that drove powerful rallies in most of the non-Treasury sectors in the market. The catalyst for the market recovery was a series of government programs designed to improve credit availability, which included the Term Asset-Backed Securities Lending Facility (TALF), the Public-Private Investment Program (PPIP) and a $1.25 trillion purchase program of agency mortgage-backed securities (MBS) by the U.S. Federal Reserve (Fed). The Fed’s purchase program brought MBS spreads and mortgage rates to historic lows. The TALF and PPIP programs helped drive strong performance in the non-agency MBS market, including commercial MBS, and the asset-backed securities market. These actions helped stabilize economic conditions, which in turn supported the Treasury Inflation-Protected Securities (TIPS) market, as there were higher inflation expectations among investors and improved market liquidity. The strong market recovery was interrupted in the spring of 2010, as the European sovereign credit crisis triggered a modest flight to quality that served to bring Treasury yields back to the lower end of their trading range. Despite the more recent caution displayed by market participants, the rally in TIPS provided strong performance for the for the twelve month period.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2010, the Fund returned 5.70% compared to 5.63% for its benchmark. The Fund’s adviser believes the Barclays 1-5 Year U.S. TIPS Index better represents the Fund’s investment opportunities.

V. Fund Attribution:

The Fund’s out-performance was a result of its tactical and timely allocation to nominal Treasuries. As Treasuries were the main beneficiaries of the recent flight to quality, this allocation helped the Fund outperform its benchmark. In addition, the modest drop in TIPS yields served to support the absolute return of the Fund.

Real Return Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Real Return Fund, Class A	5.70%	6.14%	5.99%

Comparison of Change in the Value of a $100,000 Investment in the Real Return Fund, versus the Barclays 1-5 Year US TIPS Index2, and the Barclays 1-10 Year US TIPS Index2

[1]

For the period ended May 31, 2010. Past performance is not an indication of future performance. Class A shares were offered beginning 12/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

[2]	As of July 1, 2009, the Real Return Fund changed its benchmark from the Barclays Capital 1-10 Year U.S. TIPS Index to the Barclays Capital 1-5 Year U.S. TIPS Index.

18	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.2%

Consumer Discretionary — 11.4%
Amazon.com*	0.9%	83,899	$10,526
Comcast, Cl A	0.5	340,900	6,167
DIRECTV, Cl A*	0.5	175,401	6,611
Lowe’s	0.5	267,523	6,621
NIKE, Cl B (A)	0.6	102,550	7,423
Time Warner	0.6	254,140	7,876
Other Securities	7.8		94,721

			139,945

Consumer Staples — 8.6%
Coca-Cola	0.7	165,661	8,515
PepsiCo	0.9	173,822	10,932
Procter & Gamble	1.8	360,398	22,017
Other Securities	5.2		63,800

			105,264

Energy — 9.1%
Chevron	1.4	239,596	17,699
ConocoPhillips	1.0	227,871	11,817
EOG Resources (A)	0.5	55,600	5,829
Exxon Mobil	2.0	414,201	25,043
Other Securities	4.2		51,421

			111,809

Financials — 15.3%
American Express	0.8	235,300	9,381
Bank of America	1.5	1,168,802	18,397
Citigroup*	0.8	2,492,800	9,871
Goldman Sachs Group	0.9	73,409	10,590
JPMorgan Chase	1.7	539,201	21,341
Wells Fargo	1.5	619,912	17,785
Other Securities	8.1		100,855

			188,220

Health Care — 12.9%
Aetna	0.6	238,369	6,951
Allergan	1.1	221,939	13,359

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Amgen*	0.6%	153,538	$7,950
Genzyme*	0.6	145,650	7,086
Johnson & Johnson	1.4	294,565	17,173
Medco Health Solutions*	0.6	125,700	7,246
Medtronic	0.6	191,200	7,491
Merck	0.5	174,490	5,879
Pfizer	1.2	980,103	14,927
UnitedHealth Group	1.1	478,105	13,898
Other Securities	4.6		57,170

			159,130

Industrials — 8.7%
Expeditors International Washington	0.5	164,300	6,275
General Electric	1.3	988,703	16,165
Raytheon	0.5	113,329	5,939
United Technologies	0.7	129,319	8,713
Other Securities	5.7		69,500

			106,592

Information Technology — 20.2%
Apple*	2.5	117,753	30,281
Cisco Systems*	1.3	687,033	15,912
EMC*	0.8	569,745	10,609
Google, Cl A*	1.3	32,170	15,608
Hewlett-Packard	1.2	311,910	14,351
Intel	0.7	418,448	8,963
International Business Machines	0.6	65,157	8,162
Intuit*	0.5	177,100	6,330
Microsoft	1.6	758,430	19,568
Paychex (A)	0.5	203,200	5,799
Qualcomm	1.0	356,900	12,691
Texas Instruments	0.5	252,632	6,169
Visa, Cl A	0.9	152,701	11,065
Other Securities	6.8		83,692

			249,200

Materials — 3.1%
Other Securities	3.1		38,161

Telecommunication Services — 3.1%
AT&T	1.2	623,046	15,140
Verizon Communications	0.8	345,072	9,496
Other Securities	1.1		14,030

			38,666

Utilities — 2.8%
AES*	0.5	677,787	6,961
Other Securities	2.3		27,891

			34,852

Total Common Stock (Cost $1,106,713) ($ Thousands)			1,171,839

SEI Institutional Investments Trust / Annual Report / May 31, 2010	19

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund (Concluded)

May 31, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 10.8%
SEI Liquidity Fund, L.P. 0.240% (B)**†	10.8%	133,363,080	$132,534

Total Affiliated Partnership (Cost $133,363) ($ Thousands)			132,534

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	2.1	25,945,718	25,946

Total Cash Equivalent (Cost $25,946) ($ Thousands)			25,946

U.S. TREASURY OBLIGATION (C) (D) — 1.2%
U.S. Treasury Bill 0.134%, 06/03/10	1.2	$14,608	14,608

Total U.S. Treasury Obligation (Cost $14,608) ($ Thousands)			14,608

Total Investments — 109.3% (Cost $1,280,630) ($ Thousands)			$1,344,927

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	174	Jun-2010	$(1,472)
S&P Mid 400 E-Mini	87	Jun-2010	(111)

			$(1,583)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,230,382 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $128,195 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $132,534 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,171,839	$—	$—	$1,171,839
Affiliated Partnership	—	132,534	—	132,534
Cash Equivalent	25,946	—	—	25,946
U.S. Treasury Obligation	—	14,608	—	14,608

Total Investments in Securities	$1,197,785	$147,142	$—	$1,344,927

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,583)	$—	$—	$(1,583)

Total Other Financial Instruments	$(1,583)	$—	$—	$(1,583)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 80.5%

Consumer Discretionary — 9.3%
DIRECTV, Cl A*	0.4%	36,600	$1,379
Ford Motor*	0.4	114,145	1,339
Time Warner	0.9	102,435	3,174
Other Securities	7.6		26,865

			32,757

Consumer Staples — 8.0%
Coca-Cola	0.4	26,200	1,347
PepsiCo	0.5	25,115	1,579
Philip Morris International	0.8	64,834	2,861
Procter & Gamble	1.3	73,200	4,472
Sysco	0.5	63,788	1,902
Walgreen	0.7	77,364	2,479
Wal-Mart Stores	0.6	43,000	2,174
Other Securities	3.2		11,251

			28,065

Energy — 7.1%
Chevron	1.6	75,687	5,591
ConocoPhillips	1.1	76,046	3,944
Exxon Mobil	1.7	100,300	6,064
Murphy Oil	0.5	34,981	1,867
Other Securities	2.2		7,563

			25,029

Financials — 11.9%
American Express	0.6	55,598	2,217
Bank of America	0.6	137,454	2,164
Franklin Resources	0.5	16,486	1,617
Goldman Sachs Group	0.8	20,213	2,916
JPMorgan Chase	0.9	76,789	3,039
Wells Fargo	1.4	169,223	4,855
Other Securities	7.1		25,185

			41,993

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.2%
Allergan	0.6%	31,900	$1,920
AmerisourceBergen	0.4	45,238	1,415
Amgen*	0.9	61,513	3,185
Cardinal Health	0.6	54,603	1,883
Johnson & Johnson	1.4	85,190	4,967
McKesson	0.6	30,785	2,155
Medco Health Solutions*	0.5	30,900	1,781
Medtronic	0.5	40,075	1,570
Pfizer	0.4	99,595	1,517
UnitedHealth Group	0.7	85,300	2,480
WellPoint*	0.4	27,562	1,414
Other Securities	4.2		15,042

			39,329

Industrials — 7.1%
General Electric	0.6	119,100	1,947
Lockheed Martin	0.4	17,859	1,427
Other Securities	6.1		21,797

			25,171

Information Technology — 18.3%
Apple*	1.3	17,964	4,620
Cisco Systems*	0.8	115,900	2,684
Google, Cl A*	1.1	7,812	3,790
Hewlett-Packard	0.8	60,316	2,775
Intel	0.8	128,300	2,748
International Business Machines	1.8	51,446	6,444
Intuit*	0.4	36,900	1,319
Microsoft	2.0	275,427	7,106
Qualcomm	0.6	63,725	2,266
Texas Instruments	1.0	136,008	3,321
Visa, Cl A	0.6	30,400	2,203
Other Securities	7.1		25,221

			64,497

Materials — 2.7%
E.I. Du Pont de Nemours	0.4	40,355	1,460
Other Securities	2.3		8,118

			9,578

Telecommunication Services — 2.5%
AT&T	1.0	152,913	3,716
Crown Castle International*	0.4	35,000	1,296
Other Securities	1.1		3,936

			8,948

Utilities — 2.4%
AES*	0.4	146,131	1,501
Exelon	0.5	45,064	1,739
Other Securities	1.5		5,189

			8,429

Total Common Stock (Cost $266,331) ($ Thousands)			283,796

SEI Institutional Investments Trust / Annual Report / May 31, 2010	21

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund (Concluded)

May 31, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 12.8%
SEI LIBOR Plus Portfolio†	12.8%	6,723,909	$44,983

Total Affiliated Partnership (Cost $58,111) ($ Thousands)			44,983

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	4.4	15,628,672	15,629

Total Cash Equivalent (Cost $15,629) ($ Thousands)			15,629

U.S. TREASURY OBLIGATIONS (A) (B) — 2.3%
U.S. Treasury Bills
0.122%, 06/03/10	2.2	$7,698	7,698
0.326%, 02/10/11	0.1	300	299

Total U.S. Treasury Obligations (Cost $7,997) ($ Thousands)			7,997

Total Investments — 100.0% (Cost $348,068) ($ Thousands)			$352,405

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	242	Jun-2010	$(2,097)
S&P 500 E-Mini	10	Jun-2010	(29)

			$(2,126)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $352,500 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$283,796	$—	$—	$283,796
Affiliated Partnership	44,983	—	—	44,983
Cash Equivalent	15,629	—	—	15,629
U.S. Treasury Obligations	—	7,997	—	7,997

Total Investments in Securities	$344,408	$7,997	$—	$352,405

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(2,126)	$—	$—	$(2,126)

Total Other Financial Instruments	$(2,126)	$—	$—	$(2,126)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 84.2%

Consumer Discretionary — 8.2%
Ford Motor* (A)	0.6%	3,418,609	$40,101
Time Warner (A)	0.6	1,354,150	41,965
Viacom, Cl B	0.5	993,208	33,382
Other Securities	6.5		457,845

			573,293

Consumer Staples — 9.6%
Coca-Cola	0.7	926,633	47,629
Kimberly-Clark	0.5	585,508	35,540
PepsiCo	0.6	670,081	42,142
Philip Morris International	0.9	1,414,864	62,424
Procter & Gamble	1.2	1,373,110	83,883
Walgreen	0.5	989,061	31,690
Wal-Mart Stores	1.4	1,922,558	97,205
Other Securities	3.8		268,237

			668,750

Energy — 9.6%
Chevron	2.0	1,891,023	139,690
ConocoPhillips	1.1	1,403,847	72,804
Exxon Mobil (A)	2.8	3,251,158	196,565
Other Securities	3.7		259,191

			668,250

Financials — 13.6%
American Express	0.7	1,187,264	47,336
Bank of America	1.4	6,271,682	98,716
Franklin Resources (A)	0.5	353,978	34,722
Goldman Sachs Group	1.0	490,601	70,774
JPMorgan Chase	1.6	2,745,164	108,654
MetLife	0.4	737,986	29,881
PNC Financial Services Group	0.5	520,612	32,668
Wells Fargo	1.4	3,470,846	99,579
Other Securities	6.1		427,118

			949,448

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 10.6%
Abbott Laboratories	0.4%	626,229	$29,783
Amgen*	0.8	1,096,084	56,755
Johnson & Johnson	1.6	1,872,488	109,166
McKesson (A)	0.6	585,903	41,013
Medtronic	0.5	936,832	36,705
Merck	0.5	1,068,677	36,004
Pfizer	1.1	5,095,311	77,602
WellPoint*	0.7	1,005,893	51,602
Other Securities	4.4		296,491

			735,121

Industrials — 8.7%
3M	0.5	464,992	36,878
General Dynamics	0.6	599,255	40,689
General Electric	1.3	5,419,488	88,609
Lockheed Martin	0.7	583,492	46,633
United Parcel Service, Cl B	0.5	564,342	35,418
United Technologies	1.0	987,722	66,553
Other Securities	4.1		288,476

			603,256

Information Technology — 15.4%
Apple*	1.4	375,328	96,519
Cisco Systems*	0.8	2,353,994	54,518
Google, Cl A*	1.3	177,710	86,221
Hewlett-Packard	1.0	1,549,342	71,285
Intel	1.0	3,308,904	70,877
International Business Machines	1.7	938,255	117,526
Microsoft	1.9	5,012,069	129,311
Oracle	0.6	1,719,529	38,810
Texas Instruments (A)	0.6	1,789,272	43,694
Other Securities	5.1		363,417

			1,072,178

Materials — 3.0%
E.I. Du Pont de Nemours (A)	0.6	1,049,712	37,968
Other Securities	2.4		170,769

			208,737

Telecommunication Services — 2.8%
AT&T	2.0	5,518,434	134,098
Verizon Communications	0.5	1,215,398	33,448
Other Securities	0.3		27,621

			195,167

Utilities — 2.7%
Constellation Energy Group (A)	0.5	1,019,657	36,075
Exelon	0.5	956,995	36,940
Other Securities	1.7		112,286

			185,301

Total Common Stock (Cost $5,357,245) ($ Thousands)			5,859,501

SEI Institutional Investments Trust / Annual Report / May 31, 2010	23

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund (Concluded)

May 31, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIPS — 21.7%
SEI Liquidity Fund, L.P. 0.240%**† (B)	11.0%	775,044,706	$766,164
SEI LIBOR Plus Portfolio†	10.7	111,582,526	746,487

Total Affiliated Partnerships (Cost $1,707,198) ($ Thousands)			1,512,651

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	4.9	342,669,118	342,669

Total Cash Equivalent (Cost $342,669) ($ Thousands)			342,669

U.S. TREASURY OBLIGATIONS (C) (D) — 1.6%
U.S. Treasury Bills
0.118%, 06/03/10	1.4	$98,566	98,565
0.180%, 06/10/10	0.1	4,277	4,277
0.139%, 06/17/10	0.0	2,150	2,150
0.330%, 02/10/11	0.1	3,645	3,639

Total U.S. Treasury Obligations (Cost $108,628) ($ Thousands)			108,631

Total Investments — 112.4% (Cost $7,515,740) ($ Thousands)			$7,823,452

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	3,978	Jun-2010	$(32,209)
S&P 500 E-Mini	647	Jun-2010	(1,882)

			$(34,091)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $6,960,762 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $743,579 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on May 31, 2010 was $766,164 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,859,501	$—	$—	$5,859,501
Affiliated Partnerships	746,487	766,164	—	1,512,651
Cash Equivalent	342,669	—	—	342,669
U.S. Treasury Obligations	—	108,631	—	108,631

Total Investments in Securities	$6,948,657	$874,795	$—	$7,823,452

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(34,091)	$—	$—	$(34,091)

Total Other Financial Instruments	$(34,091)	$—	$—	$(34,091)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.9%

Consumer Discretionary — 11.1%
Amazon.com*	0.4%	15,089	$1,893
Comcast, Cl A	0.5	132,125	2,390
Home Depot	0.5	78,015	2,642
McDonald’s	0.7	50,880	3,402
Target	0.4	34,485	1,881
Walt Disney	0.6	87,172	2,913
Other Securities	8.0		41,111

			56,232

Consumer Staples — 10.5%
Altria Group (A)	0.4	94,868	1,925
Coca-Cola	1.1	106,820	5,491
Colgate-Palmolive	0.4	22,875	1,786
CVS Caremark	0.4	62,552	2,166
Kraft Foods, Cl A	0.5	79,415	2,271
PepsiCo	0.9	74,552	4,689
Philip Morris International	0.7	85,368	3,766
Procter & Gamble	1.6	134,674	8,227
Wal-Mart Stores	1.0	102,079	5,161
Other Securities	3.5		17,934

			53,416

Energy — 10.5%
Chevron	1.4	92,602	6,841
ConocoPhillips	0.7	68,276	3,541
Exxon Mobil (A)	2.7	225,712	13,647
Occidental Petroleum	0.6	37,354	3,082
Schlumberger (A)	0.6	55,100	3,094
Other Securities	4.5		23,152

			53,357

Financials — 15.5%
American Express	0.4	46,534	1,855
Bank of America	1.4	459,518	7,233
Citigroup*	0.7	871,245	3,450
Goldman Sachs Group	0.7	23,175	3,343

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	1.4%	183,534	$7,264
SEI (C)	0.0	5,642	119
US Bancorp	0.4	87,143	2,088
Wells Fargo	1.4	239,166	6,862
Other Securities	9.1		46,776

			78,990

Health Care — 11.7%
Abbott Laboratories	0.7	71,176	3,385
Amgen*	0.5	44,067	2,282
Bristol-Myers Squibb	0.4	78,461	1,821
Johnson & Johnson	1.5	127,309	7,422
Medtronic	0.4	51,385	2,013
Merck	0.9	140,743	4,742
Pfizer	1.1	372,180	5,668
Other Securities	6.2		32,146

			59,479

Industrials — 10.7%
3M	0.5	31,946	2,534
Boeing (A)	0.4	33,391	2,143
General Electric	1.6	489,423	8,002
United Parcel Service, Cl B	0.4	31,741	1,992
United Technologies	0.5	38,466	2,592
Other Securities	7.3		37,404

			54,667

Information Technology — 18.5%
Apple*	2.1	41,223	10,601
Cisco Systems* (A)	1.2	266,427	6,170
Google, Cl A*	1.1	11,044	5,358
Hewlett-Packard	1.0	110,401	5,080
Intel	1.1	257,858	5,523
International Business Machines	1.5	61,098	7,653
Microsoft	1.8	356,300	9,193
Oracle	0.8	176,267	3,978
Qualcomm	0.5	76,150	2,708
Other Securities	7.4		38,103

			94,367

Materials — 3.9%
Other Securities	3.9		19,956

Telecommunication Services — 2.8%
AT&T	1.3	272,533	6,623
Verizon Communications	0.7	130,915	3,603
Other Securities	0.8		4,145

			14,371

Utilities — 3.7%
Other Securities	3.7		18,954

Total Common Stock (Cost $412,459) ($ Thousands)			503,789

SEI Institutional Investments Trust / Annual Report / May 31, 2010	25

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Index Fund (Concluded)

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 13.4%
SEI Liquidity Fund, L.P. 0.240% (B)**†	13.4%	69,016,757	$68,233

Total Affiliated Partnership (Cost $69,017) ($ Thousands)			68,233

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	1.1	5,427,614	5,428

Total Cash Equivalent (Cost $5,428) ($ Thousands)			5,428

U.S. TREASURY OBLIGATION (D) — 0.2%
Other Securities	0.2		828

Total U.S. Treasury Obligation (Cost $828) ($ Thousands)			828

Total Investments — 113.6% (Cost $487,732) ($ Thousands)			$578,278

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 E-Mini	137	Jun-2010	$(394)
S&P Mid 400 E-Mini	6	Jun-2010	(12)

			$(406)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $509,120 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $66,147 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on May 31, 2010 was $68,233 ($ Thousands).

(C)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$503,789	$—	$—	$503,789
Affiliated Partnership	—	68,233	—	68,233
Cash Equivalent	5,428	—	—	5,428
U.S. Treasury Obligation	—	828	—	828

Total Investments in Securities	$509,217	$69,061	$—	$578,278

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(406)	$—	$—	$(406)

Total Other Financial Instruments	$(406)	$—	$—	$(406)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 13.8%
American Public Education*	0.4%	116,228	$4,753
Cato, Cl A (A)	0.3	172,237	4,087
Eastman Kodak* (A)	0.2	586,500	3,308
Iconix Brand Group*	0.2	207,835	3,377
Life Time Fitness* (A)	0.3	117,361	4,355
MDC Partners, Cl A	0.3	288,400	3,513
Rent-A-Center, Cl A* (A)	0.2	137,000	3,318
Talbots*	0.3	236,340	3,555
Other Securities	11.6		155,214

			185,480

Consumer Staples — 3.5%
Del Monte Foods	0.4	332,300	4,845
Other Securities	3.1		41,662

			46,507

Energy — 5.3%
Comstock Resources*	0.4	186,118	5,554
Goodrich Petroleum* (A)	0.3	302,672	3,705
PetroHawk Energy*	0.3	215,057	4,136
Scorpio Tankers*	0.3	289,637	3,308
World Fuel Services	0.3	129,971	3,383
Other Securities	3.7		50,408

			70,494

Financials — 18.6%
Affiliated Managers Group* (A)	0.2	47,117	3,376
Equity Residential‡	0.3	78,250	3,531
MarketAxess Holdings	0.2	230,376	3,400
MGIC Investment*	0.3	371,705	3,479

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Platinum Underwriters Holdings (A)	0.4%	143,296	$5,275
Simon Property Group‡ (A)	0.3	40,847	3,473
Other Securities	16.9		227,119

			249,653

Health Care — 11.4%
AMAG Pharmaceuticals*	0.3	113,424	3,611
ICU Medical*	0.3	108,500	3,452
LHC Group* (A)	0.3	111,456	3,433
NuVasive* (A)	0.3	102,687	4,033
Par Pharmaceutical*	0.3	142,320	3,951
Other Securities	9.9		134,517

			152,997

Industrials — 16.6%
Acuity Brands (A)	0.2	78,280	3,220
Aegean Marine Petroleum Network (A)	0.3	199,149	4,588
Airtran Holdings*	0.4	1,028,886	5,803
CoStar Group* (A)	0.3	98,973	4,035
EMCOR Group*	0.4	216,618	5,409
FTI Consulting* (A)	0.3	89,700	3,836
Innerworkings* (A)	0.3	563,463	3,905
WESCO International* (A)	0.3	111,065	4,154
Other Securities	14.1		187,130

			222,080

Information Technology — 19.0%
Advanced Energy Industries* (A)	0.2	259,929	3,213
Atheros Communications*	0.3	131,939	4,486
DTS*	0.3	120,962	3,995
Earthlink (A)	0.2	371,100	3,188
Imation* (A)	0.3	379,866	3,905
Mantech International, Cl A* (A)	0.3	79,332	3,668
Netlogic Microsystems*	0.3	120,985	3,481
Quest Software*	0.3	178,118	3,447
SS&C Technologies Holdings*	0.2	201,131	3,282
VistaPrint* (A)	0.4	128,244	5,988
Other Securities	16.2		216,238

			254,891

Materials — 4.3%
NewMarket	0.3	36,475	3,756
WR Grace* (A)	0.3	129,971	3,331
Other Securities	3.7		50,501

			57,588

SEI Institutional Investments Trust / Annual Report / May 31, 2010	27

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund (Concluded)

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Telecommunication Services — 1.0%
SBA Communications, Cl A* (A)	0.3%	127,562	$4,213
Other Securities	0.7		9,200

			13,413

Utilities — 3.3%
El Paso Electric*	0.3	184,300	3,653
NorthWestern (A)	0.4	216,881	5,712
Portland General Electric	0.5	311,775	5,896
Other Securities	2.1		28,341

			43,602

Total Common Stock (Cost $1,138,707) ($ Thousands)			1,296,705

PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Other Securities	0.1		1,483

Financials — 0.1%
Other Securities	0.1		673

Total Preferred Stock (Cost $1,755) ($ Thousands)			2,156

CONVERTIBLE BONDS — 0.2%

Consumer Discretionary — 0.0%
Other Securities	0.0		252

Energy — 0.2%
Other Securities	0.2		2,070

Total Convertible Bonds (Cost $3,725) ($ Thousands)			2,322

WARRANTS — 0.0%
Other Securities	0.0		56

Total Warrants (Cost $53) ($ Thousands)			56

RIGHT — 0.0%

United States — 0.0%
Other Securities	0.0		—

Total Right (Cost $0) ($ Thousands)			—

EXCHANGE TRADED FUNDS — 0.0%
Other Securities	0.0		342

Total Exchange Traded Funds (Cost $374) ($ Thousands)			342

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 17.6%
SEI Liquidity Fund, L.P. 0.240%**† (B)	17.6%	241,968,446	$235,812

Total Affiliated Partnership (Cost $241,968) ($ Thousands)			235,812

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	3.8	50,578,993	50,579

Total Cash Equivalent (Cost $50,579) ($ Thousands)			50,579

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bill 0.102%, 06/03/10	0.2	$3,329	3,329

Total U.S. Treasury Obligation (Cost $3,329) ($ Thousands)			3,329

Total Investments — 118.8% (Cost $1,440,490)($ Thousands)			$1,591,301

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-Mini	513	Jun-2010	$160

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,339,748 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $231,332 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $235,812 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

28	SEI Institutional Investments Trust / Annual Report / May 31, 2010

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,296,103	$244	$358	$1,296,705
Preferred Stock	—	2,156	—	2,156
Convertible Bonds	—	1,291	1,031	2,322
Warrants	5	51	—	56
Right	—	—	—	—
Exchange Traded Funds	342	—	—	342
Affiliated Partnership	—	235,812	—	235,812
Cash Equivalent	50,579	—	—	50,579
U.S. Treasury Obligation	—	3,329	—	3,329

Total Investments in Securities	$1,347,029	$242,883	$1,389	$1,591,301

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$160	$—	$—	$160

Total Other Financial Instruments	$160	$—	$—	$160

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2009	$—	$321
Accrued discounts/premiums	—	31
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	80
Net purchases/sales	—	347
Net transfer in and/or out of Level 3	358	252

Ending balance as of May 31, 2010	$358	$1,031

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$80

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	29

SUMMARY SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Consumer Discretionary — 16.3%
Carter’s*	0.3%	164,600	$5,030
Cooper Tire & Rubber	0.2	249,752	4,723
Dick’s Sporting Goods* (A)	0.4	299,188	8,530
Jarden	0.3	198,225	5,770
Live Nation*	0.3	556,375	6,805
National CineMedia	0.3	311,775	5,453
Penn National Gaming*	0.3	218,402	5,591
PetSmart (A)	0.4	254,739	8,090
Scientific Games, Cl A*	0.3	526,749	5,383
Other Securities	13.5		280,251

			335,626

Consumer Staples — 3.4%
Other Securities	3.4		67,921

Energy — 4.6%
Dresser-Rand Group* (A)	0.4	245,774	7,823
Key Energy Services* (A)	0.3	535,164	5,116
World Fuel Services	0.2	180,500	4,698
Other Securities	3.7		77,415

			95,052

Financials — 16.9%
Affiliated Managers Group* (A)	0.2	66,610	4,773
Boston Properties‡ (A)	0.3	82,333	6,313
Jones Lang LaSalle	0.3	67,157	5,011
Reinsurance Group of America, Cl A	0.2	100,054	4,700
Zions Bancorporation (A)	0.3	273,430	6,549
Other Securities	15.6		321,544

			348,890

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.8%
Incyte* (A)	0.3%	408,640	$5,267
Pharmaceutical Product Development	0.3	188,070	5,048
SXC Health Solutions*	0.2	72,390	5,325
Other Securities	11.0		229,719

			245,359

Industrials — 14.9%
Acuity Brands (A)	0.2	116,962	4,810
CoStar Group* (A)	0.2	130,898	5,337
Gardner Denver	0.5	210,061	9,566
IHS, Cl A*	0.4	149,224	7,724
JB Hunt Transport Services (A)	0.3	159,617	5,512
SYKES Enterprises* (A)	0.4	439,033	7,578
Tetra Tech*	0.2	219,610	4,978
WESCO International*	0.4	218,319	8,165
Other Securities	12.3		253,296

			306,966

Information Technology — 18.9%
Alliance Data Systems*	0.3	83,600	5,907
Brocade Communications Systems*	0.2	909,305	4,956
Diebold	0.3	178,298	5,167
Equinix* (A)	0.3	65,495	6,026
Fairchild Semiconductor International, Cl A* (A)	0.3	564,834	5,648
Gartner*	0.5	392,853	9,723
GSI Commerce* (A)	0.7	530,024	14,925
Microsemi* (A)	0.3	432,213	6,691
PMC — Sierra*	0.3	759,400	6,151
Power Integrations (A)	0.2	142,139	4,830
Sanmina-SCI*	0.2	326,387	4,977
Sapient (A)	0.2	478,300	4,855
Trimble Navigation* (A)	0.2	172,824	4,965
VistaPrint* (A)	0.5	243,044	11,348
Other Securities	14.4		295,095

			391,264

Materials — 5.2%
Ashland (A)	0.2	88,799	4,761
Silgan Holdings	0.2	166,735	4,757
Other Securities	4.8		99,147

			108,665

Telecommunication Services — 1.8%
NII Holdings*	0.3	175,395	6,397
SBA Communications, Cl A* (A)	0.5	285,982	9,446
Other Securities	1.0		21,124

			36,967

30	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.6%
AGL Resources	0.3%	158,311	$5,778
Great Plains Energy	0.2	285,578	5,012
Portland General Electric	0.3	348,763	6,595
Other Securities	2.8		57,886

			75,271

Total Common Stock (Cost $1,715,523) ($ Thousands)			2,011,981

PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Other Securities	0.1		1,870

Financials — 0.1%
Other Securities	0.1		1,469

Total Preferred Stock (Cost $2,830) ($ Thousands)			3,339

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Other Securities	0.0		252

Energy — 0.1%
Other Securities	0.1		1,940

Total Convertible Bonds (Cost $3,809) ($ Thousands)			2,192

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 Growth Index Fund (A)	0.3	79	5,626
Other Securities	0.0		406

Total Exchange Traded Funds (Cost $6,252) ($ Thousands)			6,032

WARRANTS — 0.0%
Other Securities	0.0		71

Total Warrants (Cost $196) ($ Thousands)			71

AFFILIATED PARTNERSHIP — 16.4%
SEI Liquidity Fund, L.P. 0.240%**† (B)	16.4	345,579,629	338,195

Total Affiliated Partnership (Cost $345,580) ($ Thousands)			338,195

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	3.6%	73,966,794	$73,967

Total Cash Equivalent (Cost $73,967) ($ Thousands)			73,967

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		4,533

Total U.S. Treasury Obligations (Cost $4,533) ($ Thousands)			4,533

Total Investments — 118.2% (Cost $2,152,690)($ Thousands)			$2,440,310

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-Mini	163	Jun-2010	$313
S&P Mid 400 Index E-Mini	110	Jun-2010	228

			$541

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,064,443 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $331,075 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $338,195 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	31

SUMMARY SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund (Concluded)

May 31, 2010

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,011,010	$663	$308	$2,011,981
Preferred Stock	—	3,339	—	3,339
Convertible Bonds	—	1,493	699	2,192
Exchange Traded Funds	6,032	—	—	6,032
Warrants	4	67	—	71
Affiliated Partnership	—	338,195	—	338,195
Cash Equivalent	73,967	—	—	73,967
U.S. Treasury Obligations	—	4,533	—	4,533

Total Investments in Securities	$2,091,013	$348,290	$1,007	$2,440,310

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$541	$—	$—	$541

Total Other Financial Instruments	$541	$—	$—	$541

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Convertible Bonds	Investments in Common Stock
Beginning balance as of June 1, 2009	$384	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	63	—
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	252	308

Ending balance as of May 31, 2010	$699	$308

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$63	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Consumer Discretionary — 8.7%
Amazon.com*	1.1%	22,953	$2,880
priceline.com*	0.8	10,041	1,919
Strayer Education	0.8	8,204	1,969
Other Securities	6.0		15,479

			22,247

Consumer Staples — 16.5%
Altria Group	1.2	149,435	3,032
Brown-Forman, Cl B	1.2	54,460	3,020
Campbell Soup	0.8	55,513	1,988
Hershey	1.1	58,981	2,760
Hormel Foods	1.6	104,380	4,154
Kellogg	1.5	72,251	3,860
Kimberly-Clark	0.7	28,141	1,708
Lorillard	1.2	40,707	2,910
Philip Morris International	1.1	65,399	2,885
Reynolds American	1.2	59,465	3,101
Sysco	1.2	105,412	3,142
Other Securities	3.7		9,599

			42,159

Energy — 4.1%
Chevron	0.8	27,607	2,039
Other Securities	3.3		8,519

			10,558

Financials — 14.9%
Bank of Hawaii	1.1	58,591	2,814
Capitol Federal Financial	0.6	47,636	1,524
Commerce Bancshares	1.4	97,076	3,608
Cullen/Frost Bankers	1.2	54,888	3,012
TFS Financial	0.9	180,662	2,392
Other Securities	9.7		24,559

			37,909

Health Care — 20.8%
Abbott Laboratories	1.4	75,445	3,588
AmerisourceBergen	1.7	140,920	4,408

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Amgen*	1.2%	56,964	$2,950
Baxter International	0.7	39,470	1,667
Becton Dickinson	1.1	40,042	2,855
Biogen Idec*	1.0	55,744	2,644
C.R. Bard	1.4	43,690	3,538
Cardinal Health	1.0	72,112	2,487
Forest Laboratories*	0.9	88,533	2,291
Genzyme*	0.6	32,371	1,575
Johnson & Johnson	1.1	49,001	2,857
McKesson	1.8	65,981	4,619
Millipore*	1.1	25,495	2,708
Techne	1.1	48,170	2,917
Other Securities	4.7		12,077

			53,181

Industrials — 3.8%
Other Securities	3.8		9,610

Information Technology — 10.7%
Analog Devices	1.1	95,180	2,777
Google, Cl A*	1.1	5,685	2,758
International Business Machines	1.4	28,454	3,564
Tech Data*	1.1	67,553	2,746
Texas Instruments	1.2	125,486	3,064
Other Securities	4.8		12,359

			27,268

Materials — 3.4%
Newmont Mining	1.2	57,997	3,122
Other Securities	2.2		5,542

			8,664

Telecommunication Services — 2.7%
AT&T	0.6	59,600	1,448
Verizon Communications	0.6	50,894	1,401
Other Securities	1.5		4,059

			6,908

Utilities — 12.1%
AGL Resources	0.8	57,898	2,113
Atmos Energy	0.9	82,948	2,250
Nicor	1.1	66,816	2,700
NSTAR	1.1	82,384	2,893
UGI	0.6	62,796	1,642
Vectren	0.7	82,749	1,907
Wisconsin Energy	1.3	66,796	3,273
Other Securities	5.6		14,115

			30,893

Total Common Stock (Cost $211,505) ($ Thousands)			249,397

SEI Institutional Investments Trust / Annual Report / May 31, 2010	33

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund (Concluded)

May 31, 2010

Description	Percentage of Net Assets (%)	Face Amount (000)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 1.3%
U.S. Treasury Bill 0.134%, 06/03/10 (A) (B)	1.3%	$3,248	$3,248

Total U.S. Treasury Obligation (Cost $3,248) ($ Thousands)			3,248

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.090%**†	1.0	2,452,491	2,452

Total Cash Equivalent (Cost $2,452) ($ Thousands)			2,452

Total Investments — 100.0% (Cost $217,205)($ Thousands)			$255,097

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	58	Jun-2010	$(140)

			$(140)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $255,094 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$249,397	$—	$—	$249,397
U.S. Treasury Obligations	—	3,248	—	3,248
Cash Equivalent	2,452	—	—	2,452

Total Investments in Securities	$251,849	$3,248	$—	$255,097

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(140)	$—	$—	$(140)

Total Other Financial Instruments	$(140)	$—	$—	$(140)

*	Future contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

34	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.6%

Argentina — 0.2%
Other Securities	0.2%		$873

Australia — 5.6%
Australia & New Zealand Banking Group	0.6	191,848	3,628
BHP Billiton	0.9	159,934	5,185
BHP Billiton ADR	0.2	22,300	1,446
Commonwealth Bank of Australia	0.4	60,231	2,623
Rio Tinto	0.5	49,848	2,837
Other Securities	3.0		18,153

			33,872

Austria — 0.2%
Other Securities	0.2		1,201

Belgium — 1.1%
Other Securities	1.1		6,891

Bermuda — 0.0%
Other Securities	0.0		144

Brazil — 1.7%
Other Securities	1.7		10,174

Canada — 2.7%
Other Securities	2.7		16,208

Chile — 0.6%
Other Securities	0.6		3,330

China — 1.5%
Other Securities	1.5		9,310

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Denmark — 1.1%
Novo-Nordisk, Cl B	0.5%	41,762	$3,236
Other Securities	0.6		3,497

			6,733

Finland — 0.8%
Other Securities	0.8		4,754

France — 7.6%
BNP Paribas	0.7	74,281	4,241
Gaz de France	0.5	95,538	2,976
Sanofi-Aventis (A)	0.7	73,819	4,501
Schneider Electric	0.7	44,727	4,522
Vivendi	0.6	148,235	3,224
Other Securities	4.4		26,594

			46,058

Germany — 7.2%
BASF	0.6	76,083	4,046
DaimlerChrysler	0.6	66,637	3,362
Linde	0.7	38,312	3,957
Siemens	1.0	66,215	6,041
Other Securities	4.3		26,172

			43,578

Greece — 0.2%
Other Securities	0.2		1,365

Hong Kong — 2.9%
Swire Pacific, Cl A	0.5	261,944	2,892
Other Securities	2.4		14,313

			17,205

India — 0.2%
Other Securities	0.2		930

Ireland — 0.8%
Experian	0.5	302,008	2,684
Other Securities	0.3		2,006

			4,690

Israel — 0.4%
Other Securities	0.4		2,359

Italy — 1.4%
Other Securities	1.4		8,557

Japan — 17.1%
Bridgestone	0.4	160,700	2,608
Canon	0.5	78,700	3,241
Fujitsu	0.5	446,000	2,869
Hitachi	0.4	634,000	2,593
Honda Motor	0.6	111,200	3,387

SEI Institutional Investments Trust / Annual Report / May 31, 2010	35

SUMMARY SCHEDULE OF INVESTMENTS

International Equity Fund (Continued)

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Mitsubishi	0.6%	170,500	$3,847
Unicharm	0.4	26,200	2,650
Other Securities	13.7		82,587

			103,782

Macau — 0.1%
Other Securities	0.1		387

Mauritius — 0.0%
Other Securities	0.0		44

Netherlands — 6.5%
Koninklijke Ahold	0.5	222,083	2,804
Koninklijke Philips Electronics	0.6	114,787	3,453
Royal Dutch Shell, Cl A	0.5	107,571	2,811
Royal Dutch Shell, Cl A (GBP)	0.4	84,844	2,225
Royal Dutch Shell, Cl B	0.2	54,298	1,366
Unilever	1.2	256,012	7,056
Other Securities	3.1		19,628

			39,343

New Zealand — 0.1%
Other Securities	0.1		664

Norway — 1.2%
DnB	0.7	439,489	4,383
Other Securities	0.5		2,669

			7,052

Portugal — 0.2%
Other Securities	0.2		1,459

Singapore — 1.5%
Other Securities	1.5		8,964

South Africa — 0.3%
Other Securities	0.3		1,601

South Korea — 1.1%
Other Securities	1.1		6,815

Spain — 1.3%
Banco Santander Central Hispano	0.5	261,347	2,683
Other Securities	0.8		5,140

			7,823

Sweden — 2.1%
Svenska Handelsbanken, Cl A	0.4	109,213	2,658
Other Securities	1.7		10,061

			12,719

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Switzerland — 8.3%
Credit Suisse Group	0.6%	99,124	$3,845
Nestle	1.3	172,223	7,797
Novartis	1.3	177,941	8,071
Roche Holding	0.8	35,580	4,878
SGS	0.7	3,497	4,381
Other Securities	3.6		21,265

			50,237

Taiwan — 0.1%
Other Securities	0.1		801

Thailand — 0.3%
Other Securities	0.3		1,896

United Kingdom — 16.7%
AstraZeneca	0.8	105,860	4,449
BAE Systems	0.6	776,789	3,601
Barclays	0.5	699,822	3,052
BG Group	0.6	250,260	3,809
BHP Billiton	0.2	45,791	1,252
BP	1.1	918,446	6,547
Cairn Energy*	0.7	696,575	4,026
GlaxoSmithKline	0.5	191,684	3,187
HSBC Holdings	1.1	705,633	6,383
Imperial Tobacco Group	0.4	100,554	2,604
Kingfisher	0.6	1,169,987	3,757
Rio Tinto	0.7	89,727	4,117
Sage Group	0.6	944,549	3,227
Tesco	0.7	729,509	4,324
Unilever	0.2	44,426	1,193
Vodafone Group	1.4	4,307,906	8,531
Other Securities	6.1		37,751

			101,810

United States — 0.5%
Other Securities	0.5		2,724

Total Common Stock (Cost $595,230) ($ Thousands)			566,353

MORTGAGE-BACKED SECURITIES — 0.7%

Non-Agency Mortgage-Backed Obligations — 0.7%
Other Securities	0.7		4,280

Total Mortgage-Backed Securities (Cost $4,325) ($ Thousands)			4,280

PREFERRED STOCK — 0.4%

Germany — 0.4%
Other Securities	0.4		2,632

Total Preferred Stock (Cost $2,702) ($ Thousands)			2,632

36	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Percentage of Net Assets (%)	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATION — 0.1%

Financials — 0.1%
Other Securities	0.1%		$310

Total Corporate Obligation (Cost $490) ($ Thousands)			310

WARRANTS — 0.1%

Hong Kong — 0.1%
Henderson Land Development, Expires 12/31/49*	0.0	3	—
Other Securities	0.1		774

Total Warrants (Cost $839) ($ Thousands)			774

RIGHTS — 0.0%

Australia — 0.0%
Other Securities	0.0		—

United Kingdom — 0.0%
Other Securities	0.0		39

Total Rights (Cost $—) ($ Thousands)			39

AFFILIATED PARTNERSHIP — 4.8%
SEI Liquidity Fund, L.P. 0.240%**† (B)	4.8	30,032,225	29,209

Total Affiliated Partnership (Cost $30,032) ($ Thousands)			29,209

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bills 0.134%, 06/03/10 (C) (D)	0.5	$2,967	2,967
Other Securities	0.1		482

Total U.S. Treasury Obligations (Cost $3,449) ($ Thousands)			3,449

CASH EQUIVALENT — 0.5%

United States — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.090**†	0.5	3,212,787	3,213

Total Cash Equivalent (Cost $3,213) ($ Thousands)			3,213

Description	Face Amount ($ Thousands)		Market Value ($ Thousands)

TIME DEPOSITS — 4.4%

United States — 4.4%
Brown Brothers Harriman
5.450%, 06/01/10	ZAR	5	$1
3.410%, 06/01/10	AUD	86	73
1.700%, 06/01/10	NZD	9	6
0.080%, 06/01/10	GBP	124	180
0.070%, 06/01/10	CAD	1	1
0.070%, 06/01/10	NOK	106	16
0.050%, 06/01/10	DKK	281	46
0.050%, 06/01/10	EUR	179	221
0.030%, 06/01/10		25,971	25,971
0.010%, 06/01/10	CHF	9	8
0.010%, 06/01/10	HKD	882	113
0.010%, 06/01/10	JPY	5,875	65
0.010%, 06/01/10	SEK	1,277	163
0.010%, 06/01/10	SGD	36	25

Total Time Deposits (Cost $26,889) ($ Thousands)			26,889

Total Investments — 105.2% (Cost $667,169) ($ Thousands)			$637,148

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	75	Jun-2010	$(1)
FTSE Index	22	Jun-2010	(15)
Hang Seng Index	1	Jun-2010	—
MSCI EAFE Index E-MINI	15	Jun-2010	(148)
Nikkei 225 Index	13	Jun-2010	(34)
SPI 200 Index	6	Jun-2010	(5)
Topix Index	12	Jun-2010	3

			$(200)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	37

SUMMARY SCHEDULE OF INVESTMENTS

International Equity Fund (Concluded)

May 31, 2010

A summary of outstanding swap agreements held by the Fund at May 31, 2010, is as follows:

Total Return Swap
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	MSCI Daily TR NET EAFE USD MARKET Index	3-Month LIBOR Minus 25 Bps	Price Return	10/12/10	(28,388)	$(4,287)

Percentages are based on Net Assets of $605,479 ($ Thousands)

*	Non-income producing

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment is Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $27,726 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on May 31, 2010 was $29,209 ($Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

AUD —Australian Dollar

ADR — American Depositary Receipt

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MSCI EAFE — Morgan Stanley Capital International Europe, Australia, and the Far East

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krone

SGD —Singapore Dollar

SPI — Share Price Index

ZAR — South African Rand

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$457,261	$109,092	$—	$566,353
Mortgage-Backed Securities	—	4,280	—	4,280
Preferred Stock	2,632	—	—	2,632
Warrants	—	774	—	774
Corporate Obligation	—	310	—	310
Rights	39	—	—	39
Affiliated Partnership	—	29,209	—	29,209
U.S. Treasury Obligations	—	3,449	—	3,449
Cash Equivalent	3,213	—	—	3,213
Time Deposits	—	26,889	—	26,889

Total Investments in Securities	$463,145	$174,003	$—	$637,148

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(200)	$—	$—	$(200)
Total Return Swap	—	(4,287)	—	(4,287)

Total Other Financial Instruments	$(200)	$(4,287)	$—	$(4,487)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

38	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.4%

Argentina — 0.0%
Other Securities	0.0%		$1,151

Australia — 3.4%
BHP Billiton	0.7	741,685	24,042
Rio Tinto	0.5	290,198	16,516
Other Securities	2.2		86,907

			127,465

Austria — 0.1%
Other Securities	0.1		2,884

Belgium — 1.0%
Delhaize Group ADR (A)	0.5	265,300	20,781
Other Securities	0.5		16,263

			37,044

Brazil — 3.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (A)	0.8	753,700	28,505
Cia Paranaense de Energia ADR (A)	0.5	1,025,600	19,025
Petroleo Brasileiro ADR (A)	0.7	664,200	23,659
Other Securities	1.5		58,346

			129,535

Canada — 6.7%
Canadian National Railway	0.6	387,260	22,685
Canadian Natural Resources	0.6	669,100	23,701
Other Securities	5.5		202,820

			249,206

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Chile — 0.2%
Other Securities	0.2%		$5,821

China — 1.8%
Industrial & Commercial Bank of China	0.5	25,872,000	19,173
Other Securities	1.3		49,493

			68,666

Colombia — 0.4%
BanColombia ADR	0.4	340,900	16,302

Cyprus — 0.0%
Other Securities	0.0		1,356

Czech Republic — 0.1%
Other Securities	0.1		3,535

Denmark — 1.3%
Novo-Nordisk, Cl B	0.8	379,442	29,401
Other Securities	0.5		18,138

			47,539

Egypt — 0.1%
Other Securities	0.1		3,370

Finland — 0.8%
Other Securities	0.8		31,102

France — 5.6%
Air Liquide	0.5	173,876	17,112
BNP Paribas	0.5	355,284	20,283
France Telecom ADR (A)	0.5	929,900	17,752
LVMH Moet Hennessy Louis Vuitton (A)	0.5	177,336	18,855
Sanofi-Aventis (A)	0.5	310,108	18,910
Other Securities	3.1		113,080

			205,992

Germany — 4.8%
BASF	0.7	472,150	25,106
Deutsche Bank (A)	0.7	433,455	25,951
SAP (A)	0.5	417,229	18,116
Other Securities	2.9		109,865

			179,038

Greece — 0.1%
Other Securities	0.1		1,948

Guernsey — 0.3%
Other Securities	0.3		10,123

Hong Kong — 2.8%
China Mobile	0.5	2,016,000	19,083

SEI Institutional Investments Trust / Annual Report / May 31, 2010	39

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund (Continued)

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CNOOC	0.5%	11,306,000	$18,093
Other Securities	1.8		67,294

			104,470

Hungary — 0.2%
Other Securities	0.2		6,758

India — 1.2%
Other Securities	1.2		45,288

Indonesia — 0.4%
Other Securities	0.4		16,612

Ireland — 1.0%
Covidien	0.5	464,200	19,678
Other Securities	0.5		18,949

			38,627

Israel — 1.3%
Teva Pharmaceutical Industries ADR	1.0	660,620	36,215
Other Securities	0.3		10,247

			46,462

Italy — 1.3%
Other Securities	1.3		49,092

Japan — 11.0%
Fanuc	0.5	182,300	19,265
Hitachi	0.6	5,098,000	20,854
Mitsubishi UFJ Financial Group	0.5	3,574,186	17,333
Other Securities	9.4		352,433

			409,885

Kazakhstan — 0.1%
Other Securities	0.1		2,258

Macau — 0.0%
Other Securities	0.0		860

Malaysia — 0.4%
Other Securities	0.4		16,338

Mauritius — 0.0%
Other Securities	0.0		353

Mexico — 1.9%
Coca-Cola Femsa ADR	0.6	338,300	22,504
Other Securities	1.3		49,148

			71,652

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Netherlands — 3.5%
Koninklijke Philips Electronics	0.5%	625,325	$18,808
Royal Dutch Shell, Cl A (GBP)	0.3	392,096	10,285
Royal Dutch Shell, Cl A	0.4	586,457	15,324
Royal Dutch Shell, Cl B	0.2	285,139	7,173
Royal Dutch Shell ADR, Cl A	0.5	368,600	19,315
Other Securities	1.6		60,491

			131,396

Netherlands Antilles — 0.3%
Other Securities	0.3		12,086

New Zealand — 0.0%
Other Securities	0.0		1,476

Norway — 1.1%
Statoil ADR (A)	0.5	890,600	17,901
Other Securities	0.6		21,753

			39,654

Pakistan — 0.0%
Other Securities	0.0		331

Panama — 0.2%
Other Securities	0.2		6,360

Poland — 0.1%
Other Securities	0.1		4,886

Portugal — 0.2%
Other Securities	0.2		6,935

Russia — 0.4%
Other Securities	0.4		16,296

Singapore — 0.9%
Other Securities	0.9		26,351

South Africa — 1.1%
Sasol ADR	0.5	535,800	19,289
Other Securities	0.6		20,277

			39,566

South Korea — 3.4%
Samsung Electronics	0.8	45,079	29,282
Other Securities	2.6		98,401

			127,683

Spain — 1.0%
Other Securities	1.0		35,207

Sweden — 1.6%
Hennes & Mauritz, Cl B (A)	0.5	317,642	18,005

40	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	1.1%		$43,084

			61,089

Switzerland — 4.6%
Nestle	0.9	730,279	33,061
Novartis	0.9	745,057	33,794
Roche Holding	0.6	153,713	21,076
Other Securities	2.2		81,471

			169,402

Taiwan — 1.7%
Other Securities	1.7		61,808

Thailand — 0.6%
Other Securities	0.6		20,968

Turkey — 0.9%
Other Securities	0.9		33,894

United Kingdom — 14.6%
AstraZeneca	0.6	527,646	22,176
AstraZeneca ADR(A)	0.5	471,800	19,934
BHP Billiton	0.5	594,815	16,260
BP	0.8	3,917,534	27,921
British American Tobacco	0.8	989,976	29,061
British American Tobacco ADR	0.4	222,600	13,033
Carnival	0.5	521,607	19,606
GlaxoSmithKline ADR(A)	0.5	560,300	18,748
Pearson ADR	0.5	1,384,300	19,048
Prudential ADR	0.5	1,079,900	16,857
Reckitt Benckiser Group	0.5	430,379	20,030
SABMiller	0.4	583,464	16,386
Standard Chartered	0.6	1,003,230	23,597
Tesco	0.5	3,051,651	18,087
Other Securities	7.0		262,614

			543,358

United States — 1.4%
Other Securities	1.4		50,937

Total Common Stock (Cost $3,422,768) ($ Thousands)			3,320,415

MORTGAGE-BACKED SECURITIES — 0.2%

Non-Agency Mortgage-Backed Obligations — 0.2%
Other Securities	0.2		8,947

Total Mortgage-Backed Securities (Cost $8,995) ($ Thousands)			8,947

PREFERRED STOCK — 1.0%

Brazil — 0.3%
Other Securities	0.3		11,550

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Germany — 0.7%
Other Securities	0.7%		$25,338

Total Preferred Stock (Cost $36,232) ($ Thousands)			36,888

ASSET-BACKED SECURITIES — 0.1%

Mortgage Related Securities — 0.1%
Other Securities	0.1		1,590

Total Asset-Backed Securities (Cost $1,837) ($ Thousands)			1,590

WARRANTS — 0.0%

Hong Kong — 0.0%
Henderson Land Development, Expires 12/31/49**	0.0	43	—
Other Securities	0.0		44

Total Warrants (Cost $0) ($ Thousands)			44

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Other Securities	0.0		345

Total Corporate Obligation (Cost $545) ($ Thousands)			345

RIGHTS — 0.0%

United Kingdom — 0.0%
Other Securities	0.0		170

Total Rights (Cost $0) ($ Thousands)			170

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P. 0.240%*† (B)	6.3	235,887,837	233,575

Total Affiliated Partnership (Cost $235,888) ($ Thousands)			233,575

CASH EQUIVALENT — 1.0%

United States — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.090*†	1.0	36,630,196	36,630

Total Cash Equivalent (Cost $36,630) ($ Thousands)			36,630

SEI Institutional Investments Trust / Annual Report / May 31, 2010	41

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund (Concluded)

May 31, 2010

Description	Percentage of Net Assets (%)		Face Amount ($ Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bills (C) (D)
0.134%, 06/03/10	0.9	%$		34,059	$34,058
0.140%, 06/17/10	0.0			750	750
0.155%, 08/26/10	0.1			2,750	2,749

Total U.S. Treasury Obligations (Cost $37,557) ($ Thousands)					37,557

TIME DEPOSITS — 2.0%

United States — 2.0%
Brown Brothers Harriman
3.410%, 06/01/10			AUD	1,602	1,358
0.080%, 06/01/10			GBP	453	655
0.070%, 06/01/10			CAD	18	17
0.070%, 06/01/10			NOK	34	5
0.050%, 06/01/10			DKK	10	2
0.050%, 06/01/10			EUR	1,702	2,098
0.030%, 06/01/10				67,216	67,216
0.010%, 06/01/10			CHF	1,870	1,616
0.010%, 06/01/10			HKD	2,757	354
0.010%, 06/01/10			JPY	180,625	1,986
0.010%, 06/01/10			SEK	110	14
0.010%, 06/01/10			SGD	78	56

Total Time Deposits (Cost $75,377) ($ Thousands)					75,377

Total Investments — 101.0% (Cost $3,855,829) ($ Thousands)					$3,751,538

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	2,148	Jun-2010	$181
FTSE Index	638	Jun-2010	(82)
Hang Seng Index	41	Jun-2010	101
MSCI EAFE Index E-MINI	(9)	Jun-2010	42
MSCI Emerging Markets E-MINI	316	Jun-2010	(1,357)
Nikkei 225 Index	47	Jun-2010	(156)
S&P TSE 60 Index	221	Jun-2010	(219)
SPI 200 Index	190	Jun-2010	2
Topix Index	469	Jun-2010	(694)

			$(2,182)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at May 31, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
6/10/10	USD	4,764	CAD	5,050	$38

42	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	MSCI Daily TR NET EAFE USD MARKET Index	1-Month LIBOR	Price Return	08/03/10	(9,307)	$(1,001)
Morgan Stanley	MSCI Daily TR NET EAFE USD MARKET Index	3-Month LIBOR Minus 24 Bps	Price Return	01/13/11	(40,262)	(5,884)

						$(6,885)

Percentages are based on Net Assets of $3,712,614 ($ Thousands)

*	The rate reported is the 7-day effective yield as of May 31, 2010.

**	Non-income producing.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $224,904 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $233,575 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

AUD —Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MSCI EAFE — Morgan Stanley Capital International Europe, Australia, and the Far East

NOK — Norwegian Krone

S&P — Standard & Poor’s

SEK — Swedish Krone

Ser — Series

SGD —Singapore Dollar

SPI — Share Price Index

TSE — Toronto Stock Exchange

USD — U.S. Dollar

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,909,249	$411,166	$—	$3,320,415
Preferred Stock	36,888	—	—	36,888
Mortgage-Backed Securities	—	8,947	—	8,947
Asset-Backed Securities	—	1,590	—	1,590
Corporate Obligation	—	345	—	345
Right	170	—	—	170
Warrants	3	41	—	44
Affiliated Partnership	—	233,575	—	233,575
U.S. Treasury Obligations	—	37,557	—	37,557
Cash Equivalent	36,630	—	—	36,630
Time Deposits	75,377	—	—	75,377

Total Investments in Securities	$3,058,317	$693,221	$—	$3,751,538

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(2,182)	$—	$—	$(2,182)
Total Return Swaps	—	(6,885)	—	(6,885)

Total Other Financial Instruments	$(2,182)	$(6,885)	$—	$(9,067)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	43

SUMMARY SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.0%

Australia — 3.4%
BHP Billiton	1.2%	25,289	$820
Rio Tinto	0.7	7,871	448
Other Securities	1.5		1,101

			2,369

Austria — 0.1%
Other Securities	0.1		59

Belgium — 0.7%
Other Securities	0.7		513

Brazil — 1.1%
Other Securities	1.1		748

Canada — 7.6%
Canadian National Railway	0.8	9,100	533
Canadian Natural Resources	0.8	15,200	538
EnCana	0.6	13,169	416
Toronto-Dominion Bank	0.6	5,750	392
Other Securities	4.8		3,344

			5,223

Chile — 0.0%
Other Securities	0.0		13

China — 2.1%
China Merchants Bank, Cl H	0.5	147,500	350
Industrial & Commercial Bank of China	0.8	701,000	519
Other Securities	0.8		579

			1,448

Denmark — 1.7%
Novo-Nordisk, Cl B	1.0	9,080	704
Other Securities	0.7		429

			1,133

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Finland — 0.9%
Other Securities	0.9%		$632

France — 6.1%
Air Liquide	0.6	4,117	405
BNP Paribas	0.8	9,099	520
LVMH Moet Hennessy Louis Vuitton	0.6	4,120	438
Safran	0.5	11,717	321
Sanofi-Aventis	0.8	9,232	563
Other Securities	2.8		1,914

			4,161

Germany — 5.1%
Allianz	0.6	4,040	406
BASF	1.1	14,171	754
Deutsche Bank	0.6	6,747	404
Fresenius Medical Care	0.5	6,393	324
SAP	0.5	7,867	342
Other Securities	1.8		1,287

			3,517

Greece — 0.1%
Other Securities	0.1		77

Guernsey — 0.3%
Other Securities	0.3		222

Hong Kong — 3.1%
China Mobile	0.4	32,500	308
Other Securities	2.7		1,839

			2,147

Hungary — 0.2%
Other Securities	0.2		115

India — 0.4%
Other Securities	0.4		307

Indonesia — 0.3%
Other Securities	0.3		191

Ireland — 0.2%
Other Securities	0.2		165

Israel — 1.4%
Teva Pharmaceutical Industries
ADR	1.0	12,530	687
Other Securities	0.4		280

			967

Italy — 1.5%
Enel	0.7	99,357	458
Other Securities	0.8		538

			996

44	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Japan — 15.6%
Chugai Pharmaceutical	0.1%	2,200	$39
Fanuc	0.6	3,700	391
Hitachi	0.8	140,000	573
Komatsu	0.5	17,300	325
Mitsubishi UFJ Financial Group	0.5	71,100	345
Nippon Telegraph & Telephone	0.5	9,100	369
Nissan Motor	0.5	43,700	319
Sumitomo	0.5	29,400	319
Toyota Motor	0.5	10,233	369
Other Securities	11.1		7,679

			10,728

Macau — 0.1%
Other Securities	0.1		50

Malaysia — 0.6%
Other Securities	0.6		390

Mexico — 1.4%
Other Securities	1.4		941

Netherlands — 3.2%
Koninklijke Philips Electronics	0.9	20,643	621
Unilever	0.7	16,958	467
Other Securities	1.6		1,098

			2,186

Netherlands Antilles — 0.5%
Schlumberger	0.5	6,100	343

New Zealand — 0.1%
Other Securities	0.1		48

Norway — 0.7%
Other Securities	0.7		456

Poland — 0.1%
Other Securities	0.1		71

Portugal — 0.3%
Other Securities	0.3		216

Russia — 0.1%
Other Securities	0.1		88

Singapore — 1.0%
Other Securities	1.0		699

South Africa — 0.2%
Other Securities	0.2		160

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

South Korea — 2.5%
Samsung Electronics	0.7%	705	$458
Other Securities	1.8		1,287

			1,745

Spain — 1.0%
Telefonica	0.6	20,697	397
Other Securities	0.4		288

			685

Sweden — 1.9%
Hennes & Mauritz, Cl B	0.6	6,939	393
Other Securities	1.3		904

			1,297

Switzerland — 6.2%
Nestle	1.4	21,673	981
Novartis	1.2	18,161	824
Roche Holding	0.9	4,314	591
Other Securities	2.7		1,892

			4,288

Taiwan — 1.1%
Other Securities	1.1		748

Thailand — 0.4%
Other Securities	0.4		282

Turkey — 0.7%
Other Securities	0.7		491

United Kingdom — 15.9%
AstraZeneca	0.9	14,616	614
BHP Billiton	0.7	17,598	481
BP	1.0	92,296	658
British American Tobacco	1.1	26,816	787
Carnival	0.7	13,376	503
Reckitt Benckiser Group	0.6	8,402	391
Rio Tinto	0.5	8,098	372
SABMiller	0.6	15,729	442
Standard Chartered	0.9	26,037	612
Tesco	0.6	72,310	429
Other Securities	8.3		5,608

			10,897

United States — 1.1%
Other Securities	1.1		762

Total Common Stock (Cost $65,654) ($ Thousands)			62,574

SEI Institutional Investments Trust / Annual Report / May 31, 2010	45

SUMMARY SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund (Concluded)

May 31, 2010

Description	Percentage of Net Assets (%)		Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.6%

Germany — 0.6%
Other Securities	0.6%			$431

South Korea — 0.0%
Other Securities	0.0%			7

Total Preferred Stock (Cost $444) ($ Thousands)				438

WARRANTS — 0.0%
Other Securities	0.0			1

Total Warrants (Cost $—) ($ Thousands)				1

RIGHT — 0.0%

United Kingdom — 0.0%
Other Securities	0.0			3

Total Right (Cost $—) ($ Thousands)				3

CASH EQUIVALENT — 5.2%

United States — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.090%*†	5.2		3,595,702	3,596

Total Cash Equivalent (Cost $3,596) ($ Thousands)				3,596

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill 0.134%, 06/03/10 (A) (B)	0.5		$308	308
Other Securities	0.0			10

Total U.S. Treasury Obligations (Cost $318) ($ Thousands)				318

TIME DEPOSITS — 1.3%

United States — 1.3%
Brown Brothers Harriman
3.410%, 06/01/10		AUD	49	41
1.700%, 06/01/10		NZD	1	1
0.080%, 06/01/10		GBP	38	56
0.070%, 06/01/10		CAD	100	95
0.070%, 06/01/10		NOK	44	7
0.050%, 06/01/10		DKK	72	12
0.050%, 06/01/10		EUR	131	162
0.030%, 06/01/10			351	351
0.010%, 06/01/10		CHF	33	29
0.010%, 06/01/10		HKD	105	13
0.010%, 06/01/10		JPY	7,548	83
0.010%, 06/01/10		SEK	131	17

Description		Shares	Market Value ($ Thousands)
0.010%, 06/01/10	SGD	15	$10

Total Time Deposits (Cost $877) ($ Thousands)			877

Total Investments — 98.6% (Cost $70,889) ($ Thousands)			$67,807

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	43	Jun-2010	$(71)
FTSE Index	12	Jun-2010	(53)
Hang Seng Index	1	Jun-2010	4
S&P TSE 60 Index	4	Jun-2010	(7)
SPI 200 Index	3	Jun-2010	(26)
Topix Index	10	Jun-2010	(36)

			$(189)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $68,743 ($ Thousands)

*	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

SPI — Stock Price Index

TSE — Toronto Stock Exchange

46	SEI Institutional Investments Trust / Annual Report / May 31, 2010

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$51,632	$10,942	$—	$62,574
Preferred Stock	438	—	—	438
Right	3	—	—	3
Warrants	—	1	—	1
U.S. Treasury Obligations	—	318	—	318
Cash Equivalent	3,596	—	—	3,596
Time Deposits	877	—	—	877

Total Investments in Securities	$56,546	$11,261	$—	$67,807

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(189)	$—	$—	$(189)

Total Other Financial Instruments	$(189)	$—	$—	$(189)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	47

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 32.8%
Aeroflex, Ser B-1
3.500%, 08/15/14	$595	$578
Affinion Group Holdings
5.000%, 10/08/16	500	480
Alliant Insurance Service Term Loan
3.290%, 08/21/14	698	649
Allison Transmission
3.100%, 08/07/14	363	330
3.050%, 08/07/14	124	113
3.010%, 08/07/14	199	181
Aramark Facility
2.126%, 01/26/14	27	26
Aramark US Term Loan
2.165%, 01/26/14	418	398
Asurion 1st Lien Term Loan
3.421%, 07/03/14	75	72
3.349%, 07/03/14	241	231
3.278%, 07/03/14	207	199
Asurion 2nd Lien
6.849%, 07/03/15	500	488
BBN Acquisitions
5.000%, 09/14/15	394	392
Biomet Dollar Term Loan
3.284%, 03/25/15	414	403
3.273%, 03/25/15	21	21
Booz Allen Hamilton Tranche B Term Loan
7.500%, 07/31/15	111	111
Burlington Coat Factory
4.500%, 05/28/13	2	2
2.570%, 05/28/13	291	267
2.510%, 05/28/13	292	268
Calpine
3.165%, 03/29/14	698	652
Cedar Fair
4.273%, 08/30/14	522	518
2.273%, 08/30/12	120	119

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Celanese US Holdings LLC Term Loan
2.041%, 04/02/14	$456	$434
Cengage Learning Holdco
2.790%, 06/28/14	594	513
CF Industries Term Loan B1
5.750%, 04/05/15	270	270
Charter Communications Term Loan C
3.550%, 09/06/16	529	492
Charter Term Loan B
2.300%, 03/15/14	65	60
Cinemark USA
2.180%, 10/05/13	53	51
2.090%, 10/05/13	74	71
2.060%, 10/05/13	215	207
2.050%, 10/05/13	36	35
2.010%, 10/05/13	79	76
Clear Channel
3.923%, 01/29/16	927	711
Community Health Systems Delayed Draw Term Loan
2.502%, 07/25/14	44	41
Community Health Systems Funded Term Loan
2.502%, 07/25/14	853	798
Dana Holding
4.600%, 01/31/15	119	115
4.580%, 01/31/15	57	54
4.550%, 01/31/15	78	75
4.530%, 01/31/15	60	57
4.510%, 01/31/15	58	56
Dex Media West LLC
7.500%, 10/24/14	374	341
Discovery Communications
5.250%, 05/14/14	520	519
2.290%, 05/14/14	499	496
Dollar General Term Loan B-2
3.023%, 07/07/14	250	238
3.006%, 07/07/14	604	575
Dynegy Holdings
4.030%, 04/02/13	685	650
Education Media Term Loan A
5.535%, 06/12/14	498	456
Enterprise GP Holdings
2.545%, 11/10/14	208	204
2.501%, 11/10/14	139	136
Federal Mogul
2.278%, 12/29/14	72	63
2.278%, 12/28/15	234	205
2.217%, 12/29/14	387	337
Flextronics International Term A-2
2.540%, 10/01/14	263	245
Flextronics International Term A-3
2.523%, 10/01/14	306	285

48	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Motor Company
3.263%, 11/08/14	$500	$458
Freescale Semiconductor
4.528%, 12/01/16	566	498
Graphic Packaging International Incremental Term Loan
3.050%, 05/16/14	48	46
3.044%, 05/16/14	123	118
3.041%, 05/16/14	221	212
Hanesbrands Term Loan B
5.250%, 12/10/15	182	182
Harrah’s Operating, Ser B-2
3.316%, 01/28/15	668	558
HCA Tranche B Term Loan
2.540%, 11/18/13	858	812
Hertz
2.090%, 12/21/12	360	344
2.021%, 12/21/12	116	111
Hertz, Ser B
2.020%, 12/21/12	150	143
2.010%, 12/21/12	120	114
Hexion Specialty Chemical, Ser C-1
2.563%, 05/05/13	359	330
Hexion Specialty Chemical, Ser C-2
2.563%, 05/05/13	159	146
Hub International
6.750%, 06/13/14	348	338
Hub International Delayed Draw Term Loan
2.790%, 06/13/14	91	83
Hub International Initial Term Loan
2.790%, 06/13/14	407	370
Iasis Healthcare LLC Delayed Draw Term Loan
2.273%, 03/15/14	229	215
Iasis Healthcare LLC Synthetic Letter of Credit
2.252%, 03/15/14	62	58
Iasis Healthcare LLC Term Loan B
2.273%, 03/15/14	663	622
IMS Health Term Loan B
5.250%, 02/26/16	198	196
Infor Enterprise Solutions Holdings
6.030%, 07/28/12	221	208
4.030%, 07/28/12	346	325
Infor Enterprise Solutions Holdings Tranche 1
4.030%, 07/28/12	77	73
Infor Global Enterprise Solutions
6.604%, 03/02/14	27	21
Infor Global Enterprise Solutions Tranche 1
6.604%, 03/02/14	138	105

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Infor Global Solutions Intermediate Holdings
6.604%, 03/02/14	$305	$232
Integra Telecom
9.250%, 04/07/15	570	566
Intelsat
3.292%, 02/01/14	1,050	961
Intersil Term Loan B
5.500%, 04/26/16	1	1
4.750%, 04/26/16	249	248
Inverness Medical Innovations
4.502%, 06/26/15	440	430
Jetro Holdings Tranche 1
2.510%, 07/02/14	409	394
Lamar Media
4.250%, 10/01/16	450	450
Las Vegas Sands LLC
2.050%, 05/17/14	500	444
Live Nation Entertainment
4.500%, 10/20/16	250	250
Meg Energy
6.000%, 04/03/16	436	423
Metroflag, 2nd Lien
11.250%, 01/06/09 (C) (D)	1,500	—
Mylan Laboratories Term Loan B
3.562%, 10/02/14	668	663
Nalco Term Loan B
6.500%, 05/06/16	437	436
Nielsen Finance New Facility
2.297%, 12/31/17	608	566
NRG Holdings Letter of Credit
0.190%, 02/01/13	153	146
NRG Holdings Term Loan B
2.040%, 02/01/13	182	174
2.023%, 02/01/13	50	48
Oshkosh Term Loan B
6.260%, 12/06/13	213	213
re/max International
5.500%, 03/11/16	500	496
Reable Therapeutics (DJO Finance) Term Loan B
3.273%, 05/20/14	392	376
Realogy
3.294%, 10/10/13	338	285
3.292%, 10/10/13	360	303
Regal Cinemas
3.790%, 10/27/13	351	349
Reynold
6.250%, 11/05/15	835	830
Reynolds Group
5.750%, 05/13/16	499	497
Sensata Technology
2.078%, 04/27/13	436	405
2.047%, 04/27/13	1	1

SEI Institutional Investments Trust / Annual Report / May 31, 2010	49

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sirva Revolving Credit Loan
13.000%, 05/12/12	$28	$19
9.500%, 05/12/12	53	36
Sirva Worldwide (Unfunded)
0.500%, 05/12/12	200	66
Solutia 1st Lien Term Loan
4.750%, 03/02/17	170	169
Sungard Data Systems
3.999%, 02/28/16	424	408
3.895%, 02/28/16	32	31
Texas Competitive Electric
4.066%, 10/10/14	533	410
3.874%, 10/10/14	373	286
3.797%, 10/10/14	84	64
3.790%, 10/10/14	8	6
Travelport LLC Letter of Credit
2.790%, 08/23/13	45	43
Travelport LLC Term Loan B
2.790%, 08/23/13	393	371
Travelport LLC Term Loan C-1
10.500%, 08/23/13	158	158
United Surgical Partners International
2.320%, 04/19/14	174	162
2.270%, 04/19/14	189	176
2.270%, 04/21/14	83	77
Univision Communications
2.540%, 09/29/14	624	534
Vanguard Health Term Loan
5.000%, 01/15/16	400	395
Verint Systems
3.520%, 05/25/14	1,025	951
VWR International Term Loan B
2.773%, 06/30/14	466	432
Warner Chilcott PLC, Ser A
5.500%, 10/30/14	165	165
Warner Chilcott PLC, Ser B
5.750%, 04/30/15	76	76
Warner Chilcott PLC, Ser B2
5.750%, 04/30/15	127	126
Wide Open West Finance 1st Lien
2.874%, 06/30/14	183	169
2.795%, 06/30/14	179	165
2.752%, 06/30/14	175	161

Total Loan Participations (Cost $39,053) ($ Thousands)		37,893

CORPORATE OBLIGATIONS — 8.8%

Consumer Discretionary — 0.6%
Ferrellgas
9.125%, 10/01/17	450	466

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Macy’s Retail Holdings
5.350%, 03/15/12	$100	$102
Sirius XM Radio
9.750%, 09/01/15 (A)	90	95

		663

Consumer Staples — 0.4%
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	450	402

Energy — 0.1%
Canadian Natural Resources
5.700%, 05/15/17	150	164

Financials — 5.4%
Ameriprise Financial
5.350%, 11/15/10	300	305
Bank of America MTN
0.638%, 04/30/12 (B)	200	202
0.471%, 06/22/12 (B)	500	503
Capital One Financial MTN
5.700%, 09/15/11	150	156
Citigroup
0.807%, 06/09/16 (B)	150	126
Citigroup Funding
0.668%, 04/30/12 (B)	125	126
0.486%, 06/03/11 (B)	135	135
General Electric Capital
0.414%, 04/28/11 (B)	140	139
Genworth Global Funding Trusts MTN
5.200%, 10/08/10	400	404
GMAC
0.266%, 12/19/12 (B)	350	350
Hartford Financial Services Group
7.900%, 06/15/10	250	251
JPMorgan Chase
0.487%, 06/15/12 (B)	500	503
JPMorgan Chase Capital XXI, Ser U
1.294%, 02/02/37 (B)	250	174
Liberty Property L.P.
7.250%, 03/15/11‡	300	311
Monumental Global Funding
0.503%, 01/15/14 (A) (B)	230	219
Morgan Stanley
0.654%, 02/10/12 (B)	350	352
0.595%, 01/09/14 (B)	200	184
0.457%, 03/13/12 (B)	200	201
Prudential Financial MTN
5.100%, 12/14/11	150	156
Reinsurance Group of America
5.625%, 03/15/17	200	205
State Street
0.438%, 04/30/12 (B)	135	134

50	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State Street Bank and Trust
0.457%, 09/15/11 (B)	$295	$296
Unitrin
6.000%, 05/15/17	110	108
4.875%, 11/01/10	300	302
Wachovia
0.377%, 03/15/11 (B)	425	424

		6,266

Health Care — 0.2%
UnitedHealth Group
1.660%, 02/07/11 (B)	250	251

Industrials — 0.5%
Berry Plastics
5.053%, 02/15/15 (B)	460	431
Continental Airlines, Ser 061G
0.886%, 06/02/13 (B)	142	120

		551

Materials — 0.9%
NewPage
11.375%, 12/31/14	380	355
Verso Paper Holdings LLC
11.500%, 07/01/14 (A)	675	721

		1,076

Telecommunication Services — 0.4%
Corning
6.050%, 06/15/15	150	152
Telecom Italia Capital
0.914%, 07/18/11 (B)	150	149
Vodafone Group PLC
0.816%, 02/27/12 (B)	150	150

		451

Utilities — 0.3%
KeySpan
7.625%, 11/15/10	300	309

Total Corporate Obligations (Cost $10,081) ($ Thousands)		10,133

MORTGAGE-BACKED SECURITIES — 4.1%

Non-Agency Mortgage-Backed Obligations — 4.1%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37	125	131
Banc of America Funding, Ser 2005-F, Cl 4A1
5.193%, 09/20/35 (B)	419	313
Banc of America Funding, Ser 2006-D, Cl 3A1
5.448%, 05/20/36 (B)	341	276

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.847%, 08/15/29 (B)	$166	$150
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.180%, 02/25/35 (B)	186	158
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
4.625%, 02/25/36 (B)	347	315
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	439	449
Crusade Global Trust, Ser 2007-1, Cl A1
0.364%, 04/19/38 (B)	167	146
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
5.294%, 04/19/36 (B)	374	295
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
5.373%, 06/25/37 (B)	332	273
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
4.003%, 07/25/35 (B)	371	297
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 08/25/36 (B)	374	299
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 2A1
3.070%, 12/25/34 (B)	317	305
MortgageIT Trust, Ser 2005-4, Cl A1
0.623%, 10/25/35 (B)	352	238
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
5.293%, 11/25/35 (B)	140	115
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
5.048%, 12/25/35 (B)	363	306
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.971%, 12/25/34 (B)	315	310
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
3.981%, 10/25/35 (B)	124	119
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.941%, 10/25/35 (B)	82	72
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A3
4.896%, 03/25/36 (B)	132	112

Total Mortgage-Backed Securities (Cost $5,450) ($ Thousands)		4,679

SEI Institutional Investments Trust / Annual Report / May 31, 2010	51

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund (Concluded)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 2.9%

Automotive — 1.2%
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Cl A4A
5.550%, 04/07/14	$250	$262
Americredit Prime Automobile Receivable, Ser 2007-2M, Cl A3
5.220%, 06/08/12	136	137
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A3A
5.020%, 09/15/11	30	30
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	141	143
CarMax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	50	51
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A3A
5.000%, 02/08/12	139	140
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3A
5.150%, 11/15/11	91	92
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	105	109
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3B
0.737%, 01/17/12 (B)	28	28
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	101	102
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A3
5.030%, 05/16/11	8	8
Swift Master Auto Receivables Trust, Ser 2007-2, Cl A
0.987%, 10/15/12 (B)	200	199
USAA Auto Owner Trust, Ser 2007-2, Cl A3
4.900%, 02/15/12	28	29

		1,330

Credit Cards — 0.7%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.517%, 09/15/16 (B)	145	141
Chase Issuance Trust, Ser 2005-C2, Cl C2
0.777%, 01/15/15 (B)	200	195

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.971%, 11/07/14 (B)	$250	$249
GE Capital Credit Card Master Note Trust, Ser 2007-3, Cl C
0.637%, 06/15/13 (B)	250	250

		835

Mortgage Related Securities — 0.7%
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.793%, 08/25/35 (B)	350	272
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.753%, 09/25/35 (B)	370	180
Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.733%, 12/25/35 (B)	470	242
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.783%, 01/25/36 (B)	375	136

		830

Other Asset-Backed Securities — 0.3%
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37	400	373

Total Asset-Backed Securities (Cost $4,126) ($ Thousands)		3,368

U.S. GOVERNMENT AGENCY OBLIGATION — 1.3%
FHLB
1.375%, 05/16/11	1,500	1,511

Total U.S. Government Agency Obligation (Cost $1,499) ($ Thousands)		1,511

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Notes
0.875%, 01/31/11	600	602

Total U.S. Treasury Obligation (Cost $601) ($ Thousands)		602

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.090%*†	5,337,012	5,337

Total Cash Equivalent (Cost $5,337) ($ Thousands)		5,337

52	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 44.1%
SEI LIBOR Plus Portfolio†	7,611,979	$50,924

Total Affiliated Partnership (Cost $72,725) ($ Thousands)		50,924

Total Investments — 99.1% (Cost $138,872) ($ Thousands)		$114,447

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(10)	Sep-2010	$5
U.S. 2-Year Treasury Note	(14)	Oct-2010	(5)
U.S. 5-Year Treasury Note	10	Oct-2010	(4)
U.S. Long Treasury Bond	(2)	Oct-2010	2

			$(2)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $115,519 ($ Thousands).

*	Rate shown is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (See Note 5).

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security. The rate reported is the rate in effect as of May 31, 2010. The date reported is the final maturity date.

(C)	Security in default on interest payments.

(D)	Securities considered illiquid and restricted. The total value of such securities as of May 31, 2010 was $0 ($ Thousands) and represented 0.0% of net assets. (Unaudited in regards to illiquid status)

Cl — Class

FHLB — Federal Home Loan Bank

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$37,893	$—	$37,893
Corporate Obligations	—	10,133	—	10,133
Mortgage-Backed Securities	—	4,679	—	4,679
Asset-Backed Securities	—	3,368	—	3,368
U.S. Government Agency
Obligation	—	1,511	—	1,511
U.S. Treasury Obligation	—	602	—	602
Cash Equivalent	5,337	—	—	5,337
Affiliated Partnership	50,924	—	—	50,924

Total Investments in Securities	$56,261	$58,186	$—	$114,447

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(2)	$—	$—	$(2)

Total Other Financial Instruments	$(2)	$—	$—	$(2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2009	$88
Accrued discounts/premiums	—
Realized gain/(loss)	22
Change in unrealized appreciation/depreciation	(88)
Net purchases/sales	(22)
Net transfer in and/or out of Level 3	—

Ending balance as of May 31, 2010	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	—

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	53

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 45.8%

Agency Mortgage-Backed Obligations — 32.1%
Federal Home Loan Banks CMO, Cl 1
5.300%, 06/15/12	$684	$728
FHLMC
11.000%, 02/17/21	2,152	2,379
10.000%, 03/17/26 to 10/01/30	3,897	4,556
7.500%, 08/01/30 to 09/20/38	3,652	4,105
7.000%, 11/01/15 to 09/01/25	155	173
6.500%, 06/01/17 to 09/01/38	34,548	37,813
6.000%, 03/01/20 to 08/01/38	39,287	42,460
5.500%, 12/01/13 to 12/01/37	73,895	79,315
5.000%, 04/18/17 to 12/01/34	38,933	41,721
4.000%, 10/01/33	1,649	1,637
2.875%, 02/09/15	3,390	3,468
1.125%, 07/27/12	7,814	7,820
0.469%, 02/03/12 (A)	14,170	14,177
FHLMC ARM (A)
6.697%, 08/01/36	1,939	2,042
6.604%, 08/01/36	792	837
6.597%, 07/01/36	1,196	1,257
6.455%, 02/01/37	794	858
6.410%, 12/01/36	1,239	1,335
6.409%, 11/01/37	382	410
6.364%, 12/01/36	1,765	1,870
6.355%, 10/01/36	480	508
6.306%, 09/01/36 to 10/01/36	9,338	9,840
6.274%, 09/01/37	5,948	6,340
6.261%, 09/01/36	737	775
6.203%, 02/01/37	1,900	2,022
6.195%, 06/01/36 to 03/01/37	2,570	2,716
6.183%, 12/01/36	1,092	1,158
6.179%, 09/01/36	459	493

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.150%, 12/01/36	$557	$588
6.143%, 06/01/37	469	504
6.132%, 05/01/37	1,096	1,170
6.106%, 11/01/37	1,603	1,701
6.085%, 01/01/37	3,058	3,254
6.040%, 10/01/37	2,402	2,554
6.032%, 10/01/36	1,217	1,279
6.013%, 12/01/36	2,143	2,279
5.965%, 11/01/36 to 09/01/37	729	775
5.956%, 03/01/37	1,475	1,565
5.952%, 01/01/37	546	585
5.910%, 04/01/37	1,848	1,957
5.889%, 02/01/37	451	477
5.888%, 07/01/37	795	856
5.874%, 11/01/36	953	1,012
5.841%, 05/01/36	1,112	1,176
5.838%, 05/01/37	5,593	5,931
5.816%, 05/01/37	379	400
5.791%, 11/01/38	748	802
5.765%, 05/01/37	2,349	2,475
5.739%, 05/01/37	1,004	1,060
5.717%, 03/01/36	945	1,010
5.693%, 04/01/37	1,134	1,200
5.688%, 03/01/36	1,857	1,981
5.686%, 06/01/37	1,251	1,339
5.652%, 04/01/38	400	421
5.642%, 10/01/38	930	989
5.641%, 04/01/37	360	380
5.610%, 05/01/37	802	846
5.551%, 05/01/36	810	854
5.547%, 05/01/36	2,008	2,130
5.465%, 08/01/37	3,704	3,927
5.322%, 05/01/38	1,182	1,245
5.134%, 01/01/36	3,782	4,004
FHLMC CMO, Ser 1, Cl Z
9.300%, 04/15/19	25	27
FHLMC CMO, Ser 1142, Cl IA
7.000%, 10/15/21	393	428
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	12,104	12,955
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	1,553	1,646
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	1,765	1,910
FHLMC CMO, Ser 2138, Cl KS, IO
7.363%, 02/15/29 (A)	1,929	191
FHLMC CMO, Ser 2293, Cl ZA
6.000%, 03/15/31	1,939	2,109
FHLMC CMO, Ser 2312, Cl Z
6.500%, 05/15/31	1,198	1,305
FHLMC CMO, Ser 2357, Cl ZJ
6.500%, 09/15/31	291	320
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	3,151	3,480

54	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2456, Cl CJ
6.500%, 06/15/32	$934	$1,034
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	1,711	1,896
FHLMC CMO, Ser 2542, Cl ES
5.000%, 12/15/17	1,228	1,317
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	4,137	4,479
FHLMC CMO, Ser 2587, Cl CO, PO
0.000%, 03/15/32	1,155	1,078
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	1,346	1,457
FHLMC CMO, Ser 2590, Cl NU
5.000%, 06/15/17	908	943
FHLMC CMO, Ser 2591, Cl QO
4.500%, 03/15/18	1,000	1,065
FHLMC CMO, Ser 2631, Cl SA
14.232%, 06/15/33 (A)	876	1,044
FHLMC CMO, Ser 2671, Cl S
14.141%, 09/15/33 (A)	815	963
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	2,291	2,394
FHLMC CMO, Ser 2684, Cl SN
26.566%, 10/15/33 (A)	200	239
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	1,800	1,910
FHLMC CMO, Ser 2690, Cl SJ
8.645%, 10/15/33 (A)	692	643
FHLMC CMO, Ser 2691, Cl SE
9.081%, 12/15/28 (A)	556	589
FHLMC CMO, Ser 2694, Cl QG
4.500%, 01/15/29	270	283
FHLMC CMO, Ser 2695, Cl SX
15.665%, 10/15/33 (A)	256	272
FHLMC CMO, Ser 2695, Cl OB, PO
0.000%, 10/15/33	307	239
FHLMC CMO, Ser 2698, Cl SV
8.495%, 11/15/33 (A)	353	332
FHLMC CMO, Ser 2725, Cl SC
8.544%, 11/15/33 (A)	322	287
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	383	391
FHLMC CMO, Ser 2754, Cl JG
4.500%, 03/15/33	780	786
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	1,557	1,606
FHLMC CMO, Ser 2778, Cl JD
5.000%, 12/15/32	1,974	2,116
FHLMC CMO, Ser 2812, Cl NO, PO
0.000%, 10/15/33	459	334
FHLMC CMO, Ser 2827, Cl CS
15.574%, 04/15/32 (A)	137	143
FHLMC CMO, Ser 2833, Cl KO, PO
0.000%, 08/15/34	250	210

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	$1,740	$1,882
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	2,000	2,194
FHLMC CMO, Ser 2865, Cl GO, PO
0.000%, 10/15/33	463	346
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	954	978
FHLMC CMO, Ser 2897, Cl EO, PO
0.000%, 10/15/31	557	512
FHLMC CMO, Ser 2903, Cl UZ
5.500%, 07/15/31	522	546
FHLMC CMO, Ser 2934, Cl CI
5.000%, 01/15/34	9,978	10,733
FHLMC CMO, Ser 2945, Cl SA
11.688%, 03/15/20 (A)	3,168	3,615
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/20	556	502
FHLMC CMO, Ser 2957, Cl PT
5.500%, 11/15/33	6,333	6,806
FHLMC CMO, Ser 2981, Cl FA
0.737%, 05/15/35 (A)	952	928
FHLMC CMO, Ser 2982, Cl CI
5.500%, 02/15/34	7,882	8,459
FHLMC CMO, Ser 2990, Cl LK
0.707%, 10/15/34 (A)	890	886
FHLMC CMO, Ser 3001, Cl HP
20.652%, 05/15/35 (A)	148	166
FHLMC CMO, Ser 3006, Cl QS
19.209%, 07/15/35 (A)	888	1,044
FHLMC CMO, Ser 3012, Cl GK
23.234%, 06/15/35 (A)	138	172
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	412	452
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	996	1,094
FHLMC CMO, Ser 3049, Cl XF
0.687%, 05/15/33 (A)	1,144	1,137
FHLMC CMO, Ser 3052, Cl MH
5.250%, 10/15/34	2,980	3,166
FHLMC CMO, Ser 3076, Cl MP
0.000%, 10/15/30	48	48
FHLMC CMO, Ser 3137, Cl XP
6.000%, 04/15/36	1,214	1,344
FHLMC CMO, Ser 3195, Cl PD
6.500%, 07/15/36	2,500	2,790
FHLMC CMO, Ser 3202, Cl HI, IO
6.313%, 08/15/36 (A)	1,347	178
FHLMC CMO, Ser 3217, Cl CX, IO
6.253%, 09/15/36 (A)	1,113	144
FHLMC CMO, Ser 3234, Cl MC
4.500%, 10/15/36	166	172
FHLMC CMO, Ser 3262, Cl SG, IO
6.063%, 01/15/37 (A)	1,600	173

SEI Institutional Investments Trust / Annual Report / May 31, 2010	55

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3263, Cl WE
0.438%, 08/15/35 (A)	$148	$145
FHLMC CMO, Ser 3312, Cl BP
5.500%, 01/15/31	300	318
FHLMC CMO, Ser 3336, Cl FA
0.567%, 02/15/19 (A)	17,450	17,433
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	1,000	1,111
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	2,533	2,674
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/37	387	333
FHLMC CMO, Ser 3383, Cl SA, IO
6.113%, 11/15/37 (A)	1,471	186
FHLMC CMO, Ser 3387, Cl SA, IO
6.083%, 11/15/37 (A)	1,108	95
FHLMC CMO, Ser 3422, Cl SE
16.608%, 02/15/38 (A)	296	363
FHLMC CMO, Ser 3437, Cl AI, IO
1.335%, 09/15/11	2,272	26
FHLMC CMO, Ser 3455, Cl SE, IO
5.863%, 06/15/38 (A)	4,420	440
FHLMC CMO, Ser 3461, Cl LZ
6.000%, 06/15/38	561	613
FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	4,841	5,054
FHLMC CMO, Ser 3515, Cl PIM15, IO
5.500%, 07/15/37	1,301	187
FHLMC CMO, Ser 3546, Cl A
6.017%, 02/15/39 (A)	700	743
FHLMC CMO, Ser 3607, Cl BOPO, PO
0.000%, 04/15/36	500	352
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/34	878	759
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	13,676	14,625
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	5,261	5,503
FHLMC CMO, Ser 3632, Cl BS
16.377%, 02/15/40 (A)	400	526
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	10,451	11,122
FHLMC CMO, Ser T-41, Cl 2A
6.968%, 07/25/32 (A)	881	980
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	1,206	1,367
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	803	898
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	644	708
FHLMC CMO, Ser T-57, Cl 1A1
6.500%, 07/25/43	761	836

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	$990	$1,122
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	741	830
FHLMC CMO, Ser T-76, Cl 2A
4.811%, 10/25/37 (A)	1,578	1,618
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl AAB
4.768%, 05/25/18	2,824	3,035
FHLMC Multifamily Structured Pass Through Certificates, Ser K005, Cl A2
4.317%, 11/25/19	2,945	3,000
FHLMC Reference REMIC CMO, Ser R007, Cl ZA
6.000%, 05/15/36	1,143	1,244
FHLMC STRIP CMO, Ser 239, Cl S30, IO
7.363%, 08/15/36 (A)	1,990	280
FHLMC TBA
5.500%, 06/01/33	24,000	25,560
5.000%, 06/12/37	2,000	2,094
FHLMC-GNMA CMO, Ser 21, Cl L
6.250%, 10/25/23	934	986
FNMA
8.000%, 04/01/15 to 11/01/37	1,601	1,768
7.500%, 06/01/30 to 04/01/39	4,593	5,132
7.000%, 12/01/15 to 01/01/39	10,117	11,265
6.500%, 05/01/17 to 10/01/38	39,841	43,638
6.000%, 03/01/19 to 08/01/37	102,289	110,890
5.500%, 04/01/14 to 08/01/37	174,852	188,143
5.000%, 02/01/20 to 09/01/35	59,048	62,411
4.500%, 07/01/20 to 02/01/40	39,266	41,016
4.000%, 04/01/19 to 11/01/20	3,462	3,613
FNMA TBA
6.500%, 06/01/37	9,200	10,008
6.000%, 06/01/37	300	323
5.000%, 07/15/38	31,800	33,156
4.500%, 06/14/40	31,150	31,783
FNMA ARM (A)
6.526%, 09/01/36	512	542
6.478%, 01/01/37	1,321	1,423
6.257%, 10/01/36	668	717
6.237%, 09/01/36	462	488
6.180%, 10/01/36	980	1,038
6.178%, 08/01/36	475	509
6.150%, 02/01/37	974	1,036
6.138%, 07/01/37	637	678
6.110%, 09/01/36	1,825	1,955
6.080%, 09/01/37	324	349
6.056%, 09/01/36	1,623	1,716

56	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.035%, 12/01/36	$775	$831
6.021%, 09/01/37	1,295	1,379
6.020%, 10/01/37	544	585
6.007%, 08/01/36	774	822
5.996%, 11/01/37	799	858
5.993%, 05/01/36	739	780
5.962%, 10/01/37	1,451	1,561
5.961%, 07/01/37	1,006	1,082
5.953%, 04/01/37	439	469
5.939%, 07/01/36	1,702	1,809
5.929%, 10/01/37	1,915	2,052
5.926%, 01/01/37	1,156	1,239
5.921%, 07/01/37	1,516	1,604
5.919%, 10/01/36	555	589
5.910%, 03/01/37	1,049	1,126
5.908%, 04/01/37	1,334	1,433
5.904%, 06/01/36	934	988
5.902%, 03/01/37 to 07/01/37	2,572	2,765
5.898%, 07/01/37	1,660	1,786
5.896%, 01/01/37	1,909	2,049
5.895%, 09/01/37	838	905
5.882%, 11/01/36	1,441	1,531
5.871%, 07/01/37 to 12/01/37	4,053	4,353
5.857%, 02/01/37	994	1,067
5.855%, 04/01/37	1,752	1,870
5.847%, 11/01/37	11	12
5.845%, 12/01/36	2,368	2,507
5.831%, 03/01/37	696	742
5.817%, 10/01/36	2,864	3,029
5.804%, 04/01/37	1,299	1,385
5.796%, 11/01/37	1,426	1,522
5.795%, 02/01/37	397	424
5.794%, 05/01/37	365	386
5.781%, 03/01/37	1,598	1,706
5.772%, 08/01/37	1,376	1,461
5.756%, 02/01/37	1,310	1,382
5.750%, 05/01/37	670	716
5.720%, 03/01/37	10,141	10,799
5.718%, 03/01/37	1,774	1,893
5.703%, 10/01/37	960	1,025
5.686%, 01/01/23	1,170	1,241
5.684%, 04/01/37	1,651	1,743
5.679%, 11/01/36	1,201	1,265
5.620%, 05/01/37	3,916	4,131
5.610%, 02/01/39	2,444	2,607
5.601%, 11/01/37	881	933
5.599%, 06/01/36	2,103	2,218
5.556%, 01/01/37	1,947	2,055
5.516%, 10/01/36	2,745	2,892
5.501%, 07/01/37	798	846
FNMA CMO, Cl IO, IO
6.087%, 03/25/37 (A)	22,045	3,111
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	345	382

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	$921	$1,030
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	795	889
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/22	1	1
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (A)	350	445
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	1,451	1,579
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	1,903	2,104
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	1,243	1,368
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	1,121	1,256
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	847	923
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	2,210	2,396
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	999	1,117
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	1,618	1,749
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	679	758
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	14,537	15,813
FNMA CMO, Ser 2002-10, Cl SB
18.377%, 03/25/17 (A)	187	225
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	477	436
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	875	963
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	2,400	2,547
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	241	251
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	667	692
FNMA CMO, Ser 2003-131, Cl SK
15.514%, 01/25/34 (A)	942	1,153
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	1,218	1,305
FNMA CMO, Ser 2003-3, Cl HJ
5.000%, 02/25/18	1,018	1,094
FNMA CMO, Ser 2003-30, Cl HS, IO
7.307%, 07/25/17 (A)	1,607	110
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	761	582
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	1,243	1,353
FNMA CMO, Ser 2003-50, Cl QJ
5.000%, 08/25/28	163	164

SEI Institutional Investments Trust / Annual Report / May 31, 2010	57

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2003-91, Cl XT
4.500%, 12/25/17	$1,321	$1,354
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,701
FNMA CMO, Ser 2004-3, Cl HT
4.000%, 02/25/19	10	10
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	379	353
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	1,362	1,467
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	416	395
FNMA CMO, Ser 2005-106, Cl US
23.310%, 11/25/35 (A)	1,339	2,023
FNMA CMO, Ser 2005-123, Cl FG
0.793%, 07/25/34 (A)	905	891
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	1,786	1,871
FNMA CMO, Ser 2005-30, Cl UE
5.000%, 01/25/34	2,419	2,597
FNMA CMO, Ser 2005-45, Cl BG
4.500%, 06/25/25	634	632
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	789	867
FNMA CMO, Ser 2005-72, Cl SB
16.018%, 08/25/35 (A)	813	974
FNMA CMO, Ser 2005-74, Cl CS
19.077%, 05/25/35 (A)	695	934
FNMA CMO, Ser 2005-88, Cl QO, PO
0.000%, 11/25/33	484	418
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/35	485	443
FNMA CMO, Ser 2005-90, Cl ES
16.018%, 10/25/35 (A)	528	652
FNMA CMO, Ser 2005-96, Cl BP
5.900%, 02/25/15	848	834
FNMA CMO, Ser 2006-118, Cl A2
0.403%, 12/25/36 (A)	1,992	1,964
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	531	444
FNMA CMO, Ser 2006-23, Cl FK
0.593%, 04/25/36 (A)	630	625
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	702	623
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/36	735	647
FNMA CMO, Ser 2006-33, Cl LS
28.607%, 05/25/36 (A)	528	830

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	$726	$787
FNMA CMO, Ser 2006-44, Cl FP
0.743%, 06/25/36 (A)	907	903
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/33	464	395
FNMA CMO, Ser 2006-46, Cl SW
22.942%, 06/25/36 (A)	631	923
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/36	1,211	1,048
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	838	926
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	1,437	1,529
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	641	712
FNMA CMO, Ser 2007-100, Cl SM, IO
6.107%, 10/25/37 (A)	3,518	430
FNMA CMO, Ser 2007-112, Cl SA, IO
6.107%, 12/25/37 (A)	2,021	272
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	3,696	3,895
FNMA CMO, Ser 2007-114, Cl A6
0.543%, 10/27/37 (A)	2,000	1,996
FNMA CMO, Ser 2007-116, Cl HI, IO
6.289%, 01/25/38 (A)	3,395	254
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,206	1,267
FNMA CMO, Ser 2007-39, Cl NA
4.250%, 01/25/37	201	210
FNMA CMO, Ser 2007-43, Cl FL
0.643%, 05/25/37 (A)	550	543
FNMA CMO, Ser 2007-53, Cl SH, IO
5.757%, 06/25/37 (A)	2,694	261
FNMA CMO, Ser 2007-54, Cl FA
0.743%, 06/25/37 (A)	2,480	2,474
FNMA CMO, Ser 2007-60, Cl AX, IO
6.807%, 07/25/37 (A)	3,109	482
FNMA CMO, Ser 2007-74, Cl A
5.000%, 04/25/34	1,539	1,617
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	1,257	1,163
FNMA CMO, Ser 2007-79, Cl SB
22.760%, 08/25/37 (A)	260	340
FNMA CMO, Ser 2007-92, Cl YS, IO
5.437%, 06/25/37 (A)	2,622	298
FNMA CMO, Ser 2008-1, Cl BI, IO
5.567%, 02/25/38 (A)	3,039	313

58	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2008-20, Cl SA, IO
6.647%, 03/25/38 (A)	$1,641	$218
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,620
FNMA CMO, Ser 2008-32, Cl SA, IO
6.507%, 04/25/38 (A)	1,391	124
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	3,673	48
FNMA CMO, Ser 2008-4, Cl SD, IO
5.657%, 02/25/38 (A)	4,599	511
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,774
FNMA CMO, Ser 2008-66, Cl B
5.000%, 08/25/23	676	731
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	643	696
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	2,000	2,099
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	3,868	3,990
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	1,726	268
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	3,087	3,355
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	5,564	5,912
FNMA CMO, Ser 2009-84, Cl WS, IO
5.557%, 10/25/39 (A)	2,275	213
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	12,763	11,076
FNMA CMO, Ser 2009-99, Cl SC, IO
5.837%, 12/25/39 (A)	2,679	157
FNMA CMO, Ser 2010-1, Cl WA
6.127%, 02/25/40 (A)	965	1,066
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40	974	1,061
FNMA CMO, Ser 2010-23, Cl KS, IO
6.757%, 02/25/40 (A)	2,401	402
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	7,732	8,262
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	2,000	2,114
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	1,374	1,402
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	8,896	9,007
FNMA CMO, Ser ACES, Cl A3
4.001%, 01/25/19	4,134	4,191
FNMA CMO, Ser G92-41, Cl MA
8.000%, 08/25/22	1,094	1,224
FNMA Grantor Trust CMO, Ser 2000-86, Cl A1
7.500%, 06/25/30	1,189	1,352

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	$2,675	$3,041
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	786	872
FNMA Grantor Trust CMO, Ser 2002-T3, Cl B
5.763%, 12/25/11	727	773
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	1,010	1,131
FNMA Interest STRIP CMO, Ser 323, Cl 16, IO
7.000%, 01/01/32	1,003	233
FNMA Interest STRIP CMO, Ser 334, Cl 16, IO
6.500%, 02/01/33	1,653	343
FNMA TBA
5.500%, 06/01/22 to 07/01/37	68,620	73,207
5.000%, 06/17/21 to 08/01/38	21,800	22,758
4.500%, 06/17/19 to 07/01/37	74,420	76,019
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.500%, 12/25/42	1,067	1,212
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,813	1,980
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	891	969
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	722	802
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	1,127	1,266
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	1,290	1,452
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	1,022	1,125
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.563%, 03/25/45 (A)	1,917	1,824
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	447	508
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.563%, 02/25/36 (A)	965	933

SEI Institutional Investments Trust / Annual Report / May 31, 2010	59

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.603%, 11/25/46 (A)	$2,320	$2,343
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.123%, 07/25/37 (A)	134	224
GNMA TBA
5.500%, 06/19/33	3,800	4,075
5.000%, 08/01/33 to 06/15/40	16,600	17,426
4.500%, 06/01/39 to 06/15/40	159,680	163,808
GNMA
9.500%, 12/15/20	10	12
7.500%, 10/15/37	3,203	3,533
7.000%, 04/15/26 to 06/15/35	5,203	5,839
6.500%, 01/15/24 to 02/15/39	16,498	18,220
6.000%, 11/15/23 to 09/15/34	20,937	23,002
5.500%, 11/01/18	2,116	2,289
5.000%, 05/15/33 to 02/15/35	24,736	26,285
GNMA CMO, Ser 2001-18, Cl WH
31.081%, 04/20/31 (A)	140	221
GNMA CMO, Ser 2001-22, Cl PS
20.132%, 03/17/31 (A)	1,040	1,319
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	1,869	2,078
GNMA CMO, Ser 2002-23, Cl SD
20.054%, 04/16/32 (A)	1,561	1,913
GNMA CMO, Ser 2002-51, Cl SG
31.028%, 04/20/31 (A)	131	207
GNMA CMO, Ser 2002-57, Cl SB
107.447%, 08/16/32	102	296
GNMA CMO, Ser 2002-69, Cl SC
15.753%, 02/20/32 (A)	404	461
GNMA CMO, Ser 2003-60, Cl GS
11.855%, 05/16/33 (A)	231	256
GNMA CMO, Ser 2003-97, Cl SA, IO
6.213%, 11/16/33 (A)	784	127
GNMA CMO, Ser 2004-28, Cl SV
8.660%, 04/20/34 (A)	1,691	1,740
GNMA CMO, Ser 2004-34, Cl CS
18.879%, 02/20/34 (A)	96	116
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	288	273
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	505	539
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	223	211
GNMA CMO, Ser 2004-87, Cl SB
7.284%, 03/17/33 (A)	407	410
GNMA CMO, Ser 2005-3, Cl SB, IO
5.760%, 01/20/35 (A)	2,150	250
GNMA CMO, Ser 2005-7, Cl JM
15.977%, 05/18/34 (A)	432	522

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	$1,000	$1,127
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	274	247
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	1,723	1,857
GNMA CMO, Ser 2006-38, Cl SW, IO
6.160%, 06/20/36 (A)	2,251	224
GNMA CMO, Ser 2007-17, Cl AF
0.537%, 04/16/37 (A)	1,033	1,025
GNMA CMO, Ser 2007-27, Cl SD, IO
5.860%, 05/20/37 (A)	1,445	151
GNMA CMO, Ser 2007-42, Cl SB, IO
6.410%, 07/20/37 (A)	2,087	222
GNMA CMO, Ser 2007-45, Cl QA, IO
6.300%, 07/20/37 (A)	1,377	120
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.210%, 11/20/37 (A)	1,680	145
GNMA CMO, Ser 2007-78, Cl SA, IO
6.193%, 12/16/37 (A)	18,694	2,169
GNMA CMO, Ser 2007-81, Cl SP, IO
6.310%, 12/20/37 (A)	2,075	192
GNMA CMO, Ser 2007-82, Cl SA, IO
6.190%, 12/20/37 (A)	1,356	112
GNMA CMO, Ser 2007-9, Cl CI, IO
5.860%, 03/20/37 (A)	1,773	184
GNMA CMO, Ser 2008-10, Cl S, IO
5.490%, 02/20/38 (A)	2,473	212
GNMA CMO, Ser 2008-2, Cl MS, IO
6.823%, 01/16/38 (A)	1,803	181
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	598	539
GNMA CMO, Ser 2008-33, Cl XS, IO
7.363%, 04/16/38 (A)	1,000	127
GNMA CMO, Ser 2008-55, Cl SA, IO
5.860%, 06/20/38 (A)	2,425	202
GNMA CMO, Ser 2009-106, Cl AS, IO
6.063%, 11/16/39 (A)	3,894	418
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	65	10
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	1,326	188
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	1,698	256
GNMA CMO, Ser 2009-22, Cl SA, IO
5.930%, 04/20/39 (A)	3,645	374
GNMA CMO, Ser 2009-24, Cl DS, IO
5.960%, 03/20/39 (A)	2,274	232

60	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-25, Cl SE, IO
7.260%, 09/20/38 (A)	$1,398	$167
GNMA CMO, Ser 2009-31, Cl TS, IO
5.960%, 03/20/39 (A)	3,677	376
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	599	96
GNMA CMO, Ser 2009-42, Cl SC, IO
5.740%, 06/20/39 (A)	1,284	140
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (A)	3,073	82
GNMA CMO, Ser 2009-43, Cl SA, IO
5.610%, 06/20/39 (A)	3,265	281
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,407	1,575
GNMA CMO, Ser 2009-6, Cl SH, IO
5.700%, 02/20/39 (A)	2,725	290
GNMA CMO, Ser 2009-65, Cl TS, IO
6.060%, 12/20/38 (A)	4,908	508
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	1,636	187
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,521
GNMA CMO, Ser 2009-67, Cl SA, IO
5.713%, 08/16/39 (A)	3,436	352
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	1,897	1,711
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	425	268
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/39	2,900	3,008
GNMA CMO, Ser 2010-H08, Cl FC
1.264%, 06/30/60 (G)	5,530	5,680
GNMA TBA
6.000%, 06/01/34	2,200	2,385

		1,830,483

Non-Agency Mortgage-Backed Obligations — 13.7%
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/58 (A) (B)	864	863
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.341%, 11/25/46 (A)	1,594	776
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.468%, 03/25/47 (A)	13,431	7,536
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.755%, 05/24/36 (A) (B)	1,025	1,030
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.595%, 03/26/37 (A) (B)	2,247	2,248

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (B)	$1,706	$1,714
Asset Securitization, Ser 1996-D3, Cl A2
7.558%, 10/13/26 (A)	2,159	2,254
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	412	410
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	820	817
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	608	625
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	1,095	1,110
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	953	963
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	670	669
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	590	597
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.168%, 11/25/21 (A)	289	257
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.145%, 04/25/37 (A)	480	302
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	5,062	5,335
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	916	963
Banc of America Commercial Mortgage Securities, Ser 2003-1, Cl A1
3.878%, 09/11/36	2,277	2,305
Banc of America Commercial Mortgage Securities, Ser 2004-6, Cl A3
4.512%, 12/10/42	895	912
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	4,794	4,811

SEI Institutional Investments Trust / Annual Report / May 31, 2010	61

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage Securities, Ser 2005-4, Cl A5A
4.930%, 07/10/45	$2,943	$2,914
Banc of America Commercial Mortgage Securities, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	300	310
Banc of America Commercial Mortgage Securities, Ser 2006-4, Cl A4
5.634%, 07/10/46	800	809
Banc of America Commercial Mortgage, Ser 2002-2, Cl E
7.634%, 09/15/32 (A)	767	765
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	500	453
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (A)	500	510
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	3,863	3,880
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	5,751	5,773
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	675	648
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	1,120	1,116
Banc of America Funding, Ser 2004-C, Cl 1A1
5.052%, 12/20/34 (A)	516	512
Banc of America Funding, Ser 2005-B, Cl 2A1
3.018%, 04/20/35 (A)	4,513	3,279
Banc of America Funding, Ser 2010-R5, Cl 5A6
0.643%, 05/26/37 (A) (B) (G)	1,945	1,894
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.893%, 05/25/18 (A)	457	434
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.793%, 08/25/18 (A)	488	471
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
3.335%, 06/25/33 (A)	435	411
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	476	479

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2004-3, Cl 1A23
4.500%, 04/25/34	$779	$781
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	434	433
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	286	284
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (B)	2,129	2,129
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (A) (B)	696	696
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (B)	1,399	1,399
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.180%, 04/26/37 (A) (B)	1,100	1,096
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (A) (B)	1,000	1,002
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.151%, 05/25/34 (A)	534	550
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.267%, 05/25/34 (A)	2,878	2,893
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.530%, 08/25/35 (A)	646	617
Bear Stearns Alt-A Trust, Ser 2005-2, Cl 2A4
3.044%, 04/25/35 (A)	264	198
Bear Stearns Asset Backed Securities Trust, Ser 2006-AC1, Cl 1A1
5.750%, 02/25/36	2,290	1,612
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	243	249
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	1,457	1,504
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	454	474
Bear Stearns Commercial Mortgage Securities, Ser 2003-T-12, Cl A3
4.240%, 08/13/39 (A)	598	613

62	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (A)	$691	$726
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	1,110	1,133
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.149%, 10/12/42 (A)	6,500	6,815
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.456%, 03/11/39 (A)	300	310
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41	300	312
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/40 (A)	2,143	2,200
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/50	2,640	2,685
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.793%, 01/25/34 (A)	522	514
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	325	261
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
5.229%, 12/25/35 (A)	13,166	11,182
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.549%, 02/25/37 (A)	429	433
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.815%, 02/25/37 (A)	472	462
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.253%, 07/25/37 (A)	723	698
Citicorp Mortgage Securities, Ser 2003-6, Cl 1A2
4.500%, 05/25/33	217	219
Citicorp Mortgage Securities, Ser 2004-3, Cl A8
5.250%, 05/25/34	404	404
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	6,855	6,489
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.073%, 08/25/34 (A)	800	829

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2005-11, Cl A3
4.900%, 12/25/35 (A)	$6,218	$5,197
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (B) (G)	1,508	1,393
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	4,560	4,983
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2
7.546%, 11/17/32 (A)	20	20
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl AJ
6.019%, 12/10/49 (A)	1,210	618
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.019%, 12/10/49 (A)	6,930	6,673
Commercial Mortgage Pass Through Certificates, Ser 2004-LB2A, Cl A4
4.715%, 03/10/39	1,421	1,453
Commercial Mortgage Pass Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (A)	600	618
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	239	250
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,662	2,692
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	2,333	2,372
Countrywide Alternative Loan Trust, Ser 2004-32CB, Cl 2A3, IO
4.757%, 02/25/35 (A)	42,735	4,387
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	421	426
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/31	376	271
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	1,345	1,374
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.521%, 08/25/35 (A)	1,051	543
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
1.791%, 08/25/35 (A)	4,133	1,940

SEI Institutional Investments Trust / Annual Report / May 31, 2010	63

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2005-56, Cl 4A1
0.653%, 11/25/35 (A)	$7,852	$4,270
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.586%, 11/20/35 (A)	5,522	3,213
Countrywide Alternative Loan Trust, Ser 2005-72, Cl A1
0.613%, 01/25/36 (A)	2,946	1,788
Countrywide Alternative Loan Trust, Ser 2006-0A9, Cl 2A1A
0.550%, 07/20/46 (A)	633	250
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	840	807
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-56, Cl 6A1
3.476%, 12/25/33 (A)	594	516
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J1, Cl A6
5.250%, 09/25/33	1,000	1,023
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	1,406	1,375
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J7, Cl 4A3
9.331%, 08/25/18 (A)	232	224
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-20, Cl 2A1
2.964%, 09/25/34 (A)	93	39
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	1,748	1,759
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/27	804	745
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.743%, 09/25/35 (A) (B)	6,972	5,601
Credit Suisse First Boston Mortgage Securities, Ser 2001-CKN5, Cl A4
5.435%, 09/15/34	427	441
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	35	35

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	$3,030	$3,168
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	841	881
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	1,125	1,096
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	332	334
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	659	665
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl A2
4.597%, 03/15/35	1,452	1,513
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.708%, 06/25/34 (A)	888	867
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.160%, 06/25/35 (A)	357	370
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	332	336
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	1,987	1,974
Credit Suisse First Boston Mortgage Securities, Ser 2005-C6, Cl A4
5.230%, 12/15/40 (A)	13,000	13,379
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.657%, 03/15/39 (A)	825	825
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	10,517	10,179
Credit Suisse Mortgage Capital Certificates, Ser 2007-C5, Cl A3
5.694%, 09/15/40 (A)	1,960	1,945
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (B)	951	955
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.354%, 06/28/47 (A) (B)	1,775	1,773
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	7,865	7,542
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.590%, 02/25/20 (A)	420	422

64	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	$2,736	$2,818
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.739%, 11/19/44 (A)	2,209	813
DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.341%, 03/19/46 (A)	412	180
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.823%, 02/25/48 (A) (B)	7,516	7,544
FHLMC Multifamily Structured Pass Through Certificates, Ser FHMS, Cl A1
3.398%, 07/25/19	9	9
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	1,478	1,504
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl B
7.281%, 10/15/32 (A)	500	506
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	789	823
First Union National Bank Commercial Mortgage, Ser 2002-C1, Cl A2
6.141%, 02/12/34	794	830
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	180	182
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,562	1,648
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.334%, 11/10/45 (A)	3,518	3,669
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	1,000	916
GMAC Commercial Mortgage Securities, Ser 2000-C2, Cl A2
7.455%, 08/16/33 (A) (G)	8	8
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	404	420
GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	3,009	3,155

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.501%, 05/10/40 (A)	$654	$668
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.485%, 05/10/40 (A)	1,073	1,153
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	760	800
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (A)	1,299	1,321
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (A)	700	716
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
4.067%, 10/19/33 (A)	2,317	2,278
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	746	732
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	1,106	1,001
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	270	268
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	1,056	1,094
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	683	697
GMAC Mortgage Loan Trust, Ser 2005-AR5 , Cl 3A1
4.852%, 09/19/35 (A)	222	209
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
5.145%, 11/19/35 (A)	1,004	757
Greenpoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.423%, 02/25/47 (A)	12,021	8,491
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	1,622	1,700
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	4,580	4,605
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl AAB
5.190%, 04/10/37 (A)	286	301

SEI Institutional Investments Trust / Annual Report / May 31, 2010	65

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.888%, 07/10/38 (A)	$12,222	$12,398
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	7,000	6,764
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/05/18 (A) (B)	6,987	7,331
GS Mortgage Securities II, Ser 2004-C1, Cl A2
4.319%, 10/10/28	1,869	1,880
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	5,745	5,935
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	1,000	995
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (B)	5	5
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.693%, 09/25/35 (A) (B)	2,973	2,234
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.743%, 04/25/36 (A) (B)	2,162	1,831
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	694	709
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	557	565
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.843%, 06/25/35 (A)	825	742
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	125	101
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	948	961
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.693%, 08/25/36 (A)	1,590	1,286
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
6.127%, 11/25/37 (A)	1,940	1,538
JP Morgan Chase Commercial Mortgage Securities, Ser 2002- C2, Cl B
5.211%, 12/12/34 (A)	403	416

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JP Morgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	$4,619	$4,740
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-CB16, Cl A4
5.552%, 05/12/45	1,371	1,383
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A3
5.962%, 02/15/51 (A)	2,209	2,226
JP Morgan Mortgage Trust
4.478%, 02/25/35 (A)	688	690
JP Morgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.016%, 02/25/35 (A)	1,000	996
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	11,300	4,291
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	1,955	2,046
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	969	1,020
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (A)	2,490	2,589
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (A)	1,629	1,733
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.371%, 06/12/41 (A)	651	676
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	500	511
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	500	505
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	3,588	3,448

66	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/51	$2,465	$2,397
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	7,877	7,695
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A2S
5.305%, 01/15/49	6,589	6,533
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A1
5.017%, 02/12/51	115	118
JPMorgan Chase Commercial Mortgage Securities, Ser 2009- IWST, Cl A2
5.633%, 12/05/27 (B)	4,593	4,891
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.639%, 08/15/32 (A)	903	903
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
4.280%, 07/25/34 (A)	310	314
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.556%, 06/25/34 (A)	3,957	3,987
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
4.609%, 09/25/34 (A)	361	369
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.817%, 12/25/34 (A)	2,620	2,663
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
4.817%, 12/25/34 (A)	11,500	11,127
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.310%, 04/25/35 (A)	360	355
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 11A2
4.504%, 06/25/35 (A)	13,065	10,811
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.900%, 08/25/34 (A)	2,299	2,243
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.754%, 04/25/36 (A)	13,400	11,003
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.733%, 05/25/36 (A)	14,500	12,035
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
3.894%, 08/25/34 (A)	1,024	925

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.940%, 07/15/44 (A)	$844	$861
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
5.594%, 06/15/31	12,470	13,160
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	930	956
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	707	725
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	1,848	1,929
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl A4
4.166%, 05/15/32	752	777
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (A)	18,003	19,119
LB-UBS Commercial Mortgage Trust, Ser 2004-C2, Cl A4
4.367%, 03/15/36	1,699	1,697
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	853	874
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	355
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A2
5.868%, 06/15/32 (A)	395	405
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.882%, 06/15/38 (A)	4,560	4,706
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/39	1,247	1,249
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	272	281
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	352	360
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.155%, 04/15/41 (A)	5,813	5,955
LVII Resecuritization Trust, Ser 2009-2, Cl A3
3.000%, 09/27/37 (A) (B)	1,000	997
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
3.075%, 11/21/34 (A)	1,585	1,372

SEI Institutional Investments Trust / Annual Report / May 31, 2010	67

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
3.075%, 11/21/34 (A)	$1,076	$1,075
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.075%, 11/21/34 (A)	11,650	10,944
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.543%, 05/25/47 (A)	17,130	8,676
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	2,311	2,372
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (B)	3,655	3,412
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.693%, 05/25/35 (A) (B)	702	569
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.703%, 07/25/35 (A) (B)	1,596	1,319
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/35 (B)	608	365
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	600	596
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	802	592
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	205	212
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	695	714
MASTR Asset Securitization Trust, Ser 2004-10, Cl SA1
0.743%, 11/25/34 (A)	117	112
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
3.227%, 07/25/33 (A)	242	244
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.811%, 02/25/34 (A)	248	231
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (A)	4,735	4,840
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.892%, 08/25/34 (A)	484	483
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.800%, 02/25/35 (A)	227	222

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust
5.047%, 07/12/38 (A)	$1,762	$1,810
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A4
5.236%, 11/12/35 (A)	2,392	2,513
Merrill Lynch Mortgage Trust, Ser 2004-KEY2, Cl A4
4.864%, 08/12/39 (A)	1,031	1,050
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	1,069	1,091
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.686%, 02/25/36 (A)	466	374
Merrill Lynch Mortgage Trust, Ser 2006-C1
5.655%, 05/12/39 (A)	505	516
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A3
5.826%, 06/12/50 (A)	2,256	2,267
Merrill Lynch, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	16,900	16,187
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (A)	3,700	3,421
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.747%, 06/12/50 (A)	6,740	6,439
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.684%, 04/25/29 (A)	431	386
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.010%, 05/25/29 (A)	595	562
MLCC Mortgage Investors, Ser 2004-D, Cl A2
0.754%, 08/25/29 (A)	521	472
MLCC Mortgage Investors, Ser 2005-1, Cl 2A2
2.361%, 04/25/35 (A)	274	253
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.361%, 04/25/35 (A)	88	83
Morgan Stanley Capital I, Ser 2003-IQ5, Cl A4
5.010%, 04/15/38	9	10
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	1,923	1,982
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/40	6,639	6,665

68	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2004-IQ7, Cl A4
5.401%, 06/15/38 (A)	$2,922	$3,039
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	2,536	2,614
Morgan Stanley Capital I, Ser 2004-T15, Cl A4
5.270%, 06/13/41 (A)	1,073	1,113
Morgan Stanley Capital I, Ser 2004-T15, Cl A2
4.690%, 06/13/41	473	475
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	3,786	3,949
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	3,780	3,880
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.185%, 11/14/42 (A)	418	436
Morgan Stanley Capital I, Ser 2005-T17, Cl A4
4.520%, 12/13/41	178	182
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	7,300	7,390
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.649%, 06/11/42 (A)	300	308
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl B
6.550%, 07/15/33	815	851
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl A3
6.510%, 04/15/34	532	556
Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Cl A4
5.740%, 12/15/35	453	475
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	3,133	3,296
Morgan Stanley Dean Witter Capital I, Ser 2003-TOP9, Cl A2
4.740%, 11/13/36	1,132	1,188
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.453%, 02/25/47 (A)	529	411
New York Mortgage Trust, Ser 2006-1, Cl 2A2
5.548%, 05/25/36 (A)	788	685
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.070%, 03/15/30 (A)	476	533

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/34	$153	$90
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	430	442
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/35 (B)	2,940	2,594
Prudential Mortgage Capital Funding LLC, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	867	902
RBSGC Mortgage Pass Through Certificates, Ser 2007-B, Cl 1A4
0.793%, 01/25/37 (A)	6,260	3,509
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (B)	1,200	1,223
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	593	595
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	584	563
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,390	1,103
Residential Accredit Loans, Ser 2005-Q02, Cl A1
1.781%, 09/25/45 (A)	1,162	659
Residential Accredit Loans, Ser 2006-QO8, Cl 1A1A
0.433%, 10/25/46 (A)	4,311	4,132
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	1,040	1,014
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	1,974	1,932
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	664	644
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.897%, 12/25/34 (A)	1,914	1,755
Salomon Brothers Mortgage Securities VII, Ser 2000-C2 C, Cl C
7.727%, 07/18/33 (A)	1,398	1,394
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	1,577	1,623

SEI Institutional Investments Trust / Annual Report / May 31, 2010	69

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.690%, 09/25/33 (A)	$974	$958
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	1,570	1,586
Station Place Securitization Trust, Ser 2009-1, Cl A
1.843%, 01/25/40 (A) (B) (G)	1,000	1,002
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-18, Cl 1A1
5.534%, 09/25/35 (A)	4,694	3,642
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.663%, 10/25/35 (A)	5,680	3,434
Structured Asset Mortgage Investments, Ser 2004-AR8, Cl A1
0.679%, 05/19/35 (A)	236	168
Structured Asset Mortgage Investments, Ser 2006-AR6, Cl 1A3
0.533%, 07/25/46 (A)	214	110
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.543%, 10/25/36 (A)	6,597	3,628
Structured Asset Mortgage Investments, Ser 2007-AR4, Cl GA4B
0.523%, 09/25/47 (A)	18,561	9,768
Structured Asset Securities, Ser 2003-16, Cl A3
0.843%, 06/25/33 (A)	1,310	1,197
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.495%, 10/25/33 (A)	11,211	10,650
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.145%, 11/25/33 (A)	328	335
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	1,144	1,085
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.997%, 12/25/33 (A)	452	458
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	1,000	967
Structured Asset Securities, Ser 2005-6, Cl 5A8
13.214%, 05/25/35 (A)	178	171

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.663%, 09/25/43 (A)	$232	$210
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 2A1
6.201%, 09/25/37 (A)	6,213	5,840
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.205%, 09/25/37 (A)	6,283	6,011
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
6.071%, 08/15/39 (A)	2,500	2,694
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	4,729	4,957
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	2,989	3,345
Virginia Housing Development Authority, Ser 2006-2, Cl CTFS
6.000%, 06/25/34	614	616
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	2,587	2,741
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	358	361
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	870	887
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/42	1,658	1,708
WaMu Mortgage Pass Through Certificates, Ser 2004-S1, Cl 1A3
0.743%, 03/25/34 (A)	548	535
WaMu Mortgage Pass Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	695	677
WaMu Mortgage Pass Through Certificates, Ser 2006-AR7, Cl 2A
1.401%, 07/25/46 (A)	1,268	797
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.771%, 01/25/33 (A)	380	366
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.825%, 10/25/33 (A)	670	633

70	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
3.019%, 06/25/33 (A)	$657	$636
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.831%, 08/25/33 (A)	595	583
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.847%, 08/25/33 (A)	355	351
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.882%, 09/25/33 (A)	411	411
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.833%, 09/25/33 (A)	1,265	1,241
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	536	543
WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.107%, 11/25/33 (A)	975	1,020
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	680	697
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.520%, 06/25/33 (A)	192	192
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,127	1,966
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.890%, 10/25/34 (A)	49	47
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.740%, 01/25/35 (A)	1,734	1,698
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.712%, 06/25/34 (A)	344	329
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	777	793
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.663%, 08/25/45 (A)	165	128
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.633%, 10/25/45 (A)	4,144	3,171

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.623%, 11/25/45 (A)	$6,514	$4,311
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
5.070%, 12/25/35 (A)	13,585	11,087
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.633%, 12/25/45 (A)	6,168	4,168
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.491%, 01/25/46 (A)	3,349	887
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
3.359%, 10/25/46 (A)	1,608	1,046
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
5.570%, 11/25/36 (A)	510	390
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
3.359%, 11/25/46 (A)	2,112	697
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.261%, 11/25/46 (A)	1,832	410
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.261%, 11/25/46 (A)	3,175	1,935
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.231%, 12/25/46 (A)	636	194
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.359%, 12/25/46 (A)	728	409
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.411%, 06/25/46 (A)	1,359	593
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.361%, 09/25/46 (A)	1,070	120
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
5.610%, 02/25/37 (A)	6,636	4,867

SEI Institutional Investments Trust / Annual Report / May 31, 2010	71

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 4A1
5.370%, 02/25/37 (A)	$9,138	$6,686
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY3, Cl 4A1
5.348%, 03/25/37 (A)	437	382
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY3, Cl 1A1
5.520%, 03/25/37 (A)	7,723	5,630
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl A1B
1.281%, 05/25/47 (A)	16,266	3,577
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl 1A
1.191%, 06/25/47 (A)	13,072	7,738
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.251%, 07/25/47 (A)	13,165	7,593
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	850	126
Washington Mutual Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A2
2.712%, 06/25/34 (A)	451	441
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS8, Cl 1P, PO
1.656%, 05/25/33	417	266
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS9, Cl 2P, PO
1.655%, 04/25/33	845	593
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	2,473	2,532
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-C, Cl A6
3.292%, 02/25/33 (A)	747	754
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 2A5
4.438%, 10/25/33 (A)	343	348
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-K, Cl 1A1
4.472%, 11/25/33 (A)	1,533	1,556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Ser 2004-0, Cl A1
4.862%, 08/25/34 (A)	$681	$689
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-B, Cl A1
4.896%, 02/25/34 (A)	1,091	1,108
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	265	264
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A8
4.858%, 05/25/34 (A)	1,000	1,003
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.596%, 12/25/34 (A)	504	515
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.050%, 12/25/34 (A)	1,052	1,049
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A1
3.596%, 12/25/34 (A)	336	338
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl 1A1
3.322%, 07/25/34 (A)	1,021	998
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-L, Cl A5
4.756%, 07/25/34 (A)	571	575
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-L, Cl A6
4.756%, 07/25/34 (A)	895	915
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-P, Cl 2A1
3.060%, 09/25/34 (A)	679	665
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A1
3.143%, 10/25/34 (A)	910	926
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A2
3.143%, 10/25/34 (A)	728	723

72	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/20	$672	$681
Wells Fargo Mortgage Backed Securities Trust, Ser 2005- AR14, Cl A1
5.368%, 08/25/35 (A)	936	903
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.098%, 06/25/35 (A)	1,254	1,242
Wells Fargo Mortgage Backed Securities Trust, Ser 2006- AR18, Cl 1A1
5.795%, 11/25/36 (A)	1,101	978
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
3.050%, 12/25/34 (A)	702	695

		784,945

Total Mortgage-Backed Securities (Cost $2,612,579) ($ Thousands)		2,615,428

CORPORATE OBLIGATIONS — 26.8%

Consumer Discretionary — 1.4%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	1,895	2,434
CBS
7.875%, 07/30/30	160	175
5.750%, 04/15/20	92	94
Comcast
6.500%, 01/15/17 (C)	7,925	8,869
6.500%, 01/15/15 (C)	3,635	4,121
6.400%, 03/01/40 (C)	1,900	1,999
5.150%, 03/01/20	2,984	3,068
4.950%, 06/15/16	4,125	4,350
Comcast Cable Communications
8.375%, 03/15/13	3,307	3,832
6.750%, 01/30/11 (C)	1,840	1,905
COX Communications
5.450%, 12/15/14	235	257
CVS
5.789%, 01/10/26 (B)	1,942	1,912

CVS Caremark
6.600%, 03/15/19	280	318
CVS Lease Pass-Through
6.036%, 12/10/28 (B)	6,065	6,138
5.880%, 01/10/28 (B)	176	178
DaimlerChrysler
7.300%, 01/15/12	2,515	2,725
6.500%, 11/15/13 (C)	460	512

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Eastman Kodak
7.250%, 11/15/13	$2,445	$2,360
Grupo Televisa
6.625%, 01/15/40	2,445	2,448
Historic TW
9.150%, 02/01/23	500	655
Kohl’s
6.250%, 12/15/17 (C)	255	289
Lowe’s MTN
7.110%, 05/15/37	400	475
McDonald’s MTN
5.350%, 03/01/18 (C)	2,350	2,617
News America
6.650%, 11/15/37	260	281
Staples
9.750%, 01/15/14 (C)	305	374
Target
4.000%, 06/15/13	355	377
Thomson Reuters
5.950%, 07/15/13	1,350	1,498
4.700%, 10/15/19	250	257
Time Warner
7.625%, 04/15/31	4,680	5,381
6.875%, 05/01/12	130	142
Time Warner Cable
8.750%, 02/14/19	3,320	4,141
8.250%, 04/01/19	3,235	3,938
7.300%, 07/01/38 (C)	400	457
6.750%, 07/01/18 (C)	120	135
6.550%, 05/01/37	5,050	5,265
5.850%, 05/01/17	1,230	1,336
Viacom
6.250%, 04/30/16	300	337
Wal-Mart Stores
5.800%, 02/15/18	1,990	2,288

		77,938

Consumer Staples — 1.3%
Altria Group
10.200%, 02/06/39	855	1,104
9.700%, 11/10/18 (C)	3,450	4,190
9.250%, 08/06/19	1,690	2,005
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B)	7,240	8,580
7.200%, 01/15/14 (B)	100	114
5.375%, 01/15/20	4,550	4,745

5.375%, 11/15/14 (B)	4,885	5,299
5.000%, 04/15/20 (B)	910	923
4.125%, 01/15/15	5,305	5,475
Bunge Finance
8.500%, 06/15/19	350	408
5.900%, 04/01/17	107	113
Cargill
7.350%, 03/06/19 (B)	400	483

SEI Institutional Investments Trust / Annual Report / May 31, 2010	73

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Diageo Capital
4.828%, 07/15/20	$300	$306
Diageo Finance BV
5.500%, 04/01/13	300	330
Dr Pepper Snapple Group
6.820%, 05/01/18	2,870	3,354
2.350%, 12/21/12	2,735	2,756
Kraft Foods
6.750%, 02/19/14 (C)	200	228
6.500%, 02/09/40	7,440	7,898
6.500%, 08/11/17	100	113
6.125%, 08/23/18	700	771
5.375%, 02/10/20	10,910	11,331
PepsiCo
7.900%, 11/01/18 (C)	1,580	2,027
5.500%, 01/15/40	1,915	1,970
Reynolds American
7.250%, 06/01/12	2,090	2,256
SABMiller
5.500%, 08/15/13 (B)	320	350
Safeway
6.350%, 08/15/17	2,726	3,111
Wal-Mart Stores
5.625%, 04/01/40	5,430	5,659
5.250%, 09/01/35	1,035	1,025

		76,924

Energy — 2.5%
Anadarko Finance
7.500%, 05/01/31	273	284
Anadarko Petroleum
8.700%, 03/15/19	150	176
7.625%, 03/15/14	450	501
6.950%, 06/15/19	90	97
6.450%, 09/15/36	2,258	2,138
5.950%, 09/15/16	5,010	5,337
ANR Pipeline
9.625%, 11/01/21	100	137
Apache
6.000%, 09/15/13	3,300	3,701
5.625%, 01/15/17	390	438
Baker Hughes
7.500%, 11/15/18	2,290	2,769
Cenovus Energy
5.700%, 10/15/19 (B)	150	158

CenterPoint Energy Resources
7.875%, 04/01/13	170	195
Conoco Funding
7.250%, 10/15/31	885	1,077
6.950%, 04/15/29 (C)	2,515	2,999
6.350%, 10/15/11	430	460
ConocoPhillips
6.000%, 01/15/20 (C)	460	524
5.900%, 05/15/38	3,845	4,156

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.900%, 10/15/32	$10	$11
Duke Capital LLC
8.000%, 10/01/19	702	842
El Paso
6.950%, 06/01/28	2,250	1,948
EnCana
6.500%, 05/15/19	565	629
6.500%, 02/01/38	3,735	3,948
Energy Transfer Partners
9.000%, 04/15/19	2,605	3,067
8.500%, 04/15/14	1,060	1,237
6.700%, 07/01/18	4,030	4,315
Enterprise Products Operating LLC
9.750%, 01/31/14 (C)	3,610	4,356
Gaz Capital for Gazprom
6.212%, 11/22/16 (B)	427	417
Halliburton
6.150%, 09/15/19	300	328
Hess
8.125%, 02/15/19	4,200	5,183
7.300%, 08/15/31	1,445	1,680
Husky Energy
5.900%, 06/15/14	1,625	1,787
Kerr-McGee
6.950%, 07/01/24	2,325	2,453
Kinder Morgan Energy Partners
7.125%, 03/15/12	1,760	1,901
6.550%, 09/15/40	2,110	2,077
6.000%, 02/01/17	610	656
5.000%, 12/15/13	1,190	1,263
Marathon Oil
7.500%, 02/15/19 (C)	300	349
Motiva Enterprises LLC
6.850%, 01/15/40 (B)	3,050	3,375
Occidental Petroleum
7.000%, 11/01/13	4,440	5,157
Pemex Project Funding Master Trust
6.625%, 06/15/35	5,602	5,490
1.136%, 12/03/12 (A) (B)	201	199
Petrobras International Finance
7.875%, 03/15/19 (C)	1,585	1,793
6.875%, 01/20/40	1,490	1,495
6.125%, 10/06/16	1,300	1,384
5.750%, 01/20/20	1,127	1,118

Petro-Canada
6.800%, 05/15/38 (C)	4,610	4,980
6.050%, 05/15/18	260	284
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (B)	2,900	3,099
4.500%, 09/30/12 (B)	1,995	2,058
Rockies Express Pipeline LLC
5.625%, 04/15/20 (B)	1,965	1,939
3.900%, 04/15/15 (B)	4,445	4,373

74	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Shell International Finance BV
6.375%, 12/15/38	$2,790	$3,185
4.375%, 03/25/20	90	91
4.300%, 09/22/19	1,000	1,009
Sonat
7.625%, 07/15/11	2,880	2,975
Suncor Energy
6.500%, 06/15/38	2,120	2,212
Talisman Energy
7.750%, 06/01/19 (C)	390	470
Tosco
7.800%, 01/01/27	210	254
Total Capital
3.125%, 10/02/15	2,390	2,423
TransCanada Pipelines
6.200%, 10/15/37	3,240	3,252
TransCanada PipeLines
6.500%, 08/15/18 (C)	425	480
Union Pacific Resources Group
7.150%, 05/15/28	150	160
Valero Energy
9.375%, 03/15/19	8,370	9,912
Williams
8.750%, 03/15/32 (C)	1,606	1,913
7.875%, 09/01/21	2,862	3,308
7.750%, 06/15/31	548	598
Williams Partners
5.250%, 03/15/20 (B) (C)	1,140	1,140
Williams, Ser A
7.500%, 01/15/31	2,265	2,407
XTO Energy
7.500%, 04/15/12	1,320	1,468
6.750%, 08/01/37	1,075	1,277
6.250%, 08/01/17	380	440
5.650%, 04/01/16	390	442
5.500%, 06/15/18	2,692	2,965
4.625%, 06/15/13	100	107

		142,826

Financials — 14.4%
Achmea Hypotheekbank
3.200%, 11/03/14 (B)	7,010	7,105
Aegon, Ser CMS
3.891%, 07/29/49 (A)	2,180	1,304

AEP Texas Central Transition Funding LLC
5.090%, 07/01/15	8,975	9,908
4.980%, 07/01/13	949	1,000
Aiful
5.000%, 08/10/10 (B)	1,800	1,674
Allstate
6.200%, 05/16/14	4,765	5,360
5.000%, 08/15/14 (C)	300	325

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Express
7.250%, 05/20/14	$2,450	$2,780
7.000%, 03/19/18 (C)	500	569
6.800%, 09/01/66 (A)	2,545	2,405
5.875%, 05/02/13	2,100	2,282
American Express Credit MTN
7.300%, 08/20/13	500	562
5.125%, 08/25/14	5,900	6,313
American General Finance MTN
6.900%, 12/15/17	1,500	1,193
American Honda Finance
2.375%, 03/18/13 (B)	150	151
American International Group
8.250%, 08/15/18	980	956
6.250%, 03/15/37	5,000	3,125
5.850%, 01/16/18	2,670	2,256
ANZ National Int’l
2.375%, 12/21/12 (B)	190	191
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	450	423
Associates Corp of North America
6.950%, 11/01/18	450	466
Australia & New Zealand Banking Group
3.700%, 01/13/15 (B)	4,000	4,039
0.681%, 10/29/49 (A)	1,400	959
BA Covered Bond Issuer
5.500%, 06/14/12 (B)	1,500	1,598
BAC Capital Trust XIV
5.630%, 03/15/12 (A)	180	124
BAC Capital Trust XV
1.338%, 06/01/56 (A)	9,235	5,593
Bank of America
7.625%, 06/01/19	1,015	1,152
7.400%, 01/15/11	2,500	2,587
7.375%, 05/15/14	3,905	4,312
6.500%, 08/01/16	8,755	9,325
6.000%, 09/01/17	2,115	2,167
5.750%, 12/01/17	3,190	3,231
5.650%, 05/01/18	240	241
5.420%, 03/15/17	4,730	4,615
4.500%, 04/01/15	9,492	9,435
Bank of Ireland
0.886%, 12/29/49 (A)	1,030	417

Bank of New York Mellon MTN
4.600%, 01/15/20	160	163
Bank of Nova Scotia
3.400%, 01/22/15	328	334
Bank of Scotland
0.687%, 11/29/49 (A)	330	153
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (B) (C)	2,227	2,312
Bank One
7.875%, 08/01/10	4,440	4,486

SEI Institutional Investments Trust / Annual Report / May 31, 2010	75

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barclays Bank MTN
6.050%, 12/04/17 (B)	$2,490	$2,432
5.200%, 07/10/14	1,430	1,480
5.125%, 01/08/20	4,330	4,117
5.000%, 09/22/16	5,635	5,568
2.500%, 01/23/13	500	491
0.500%, 08/07/49 (A)	380	231
Barnett Capital III
0.969%, 02/01/27 (A)	600	402
BB&T
6.850%, 04/30/19	115	131
4.900%, 06/30/17	400	406
3.950%, 04/29/16	555	558
3.850%, 07/27/12	150	155
3.375%, 09/25/13 (C)	620	635
Bear Stearns
7.250%, 02/01/18	2,930	3,340
6.950%, 08/10/12 (C)	1,670	1,834
6.400%, 10/02/17	3,910	4,297
4.650%, 07/02/18	3,000	2,892
Bear Stearns LLC
5.700%, 11/15/14	1,320	1,442
Berkshire Hathaway
3.200%, 02/11/15	3,400	3,478
Berkshire Hathaway Finance
5.400%, 05/15/18 (C)	400	436
BlackRock
6.250%, 09/15/17	280	317
Boeing Capital
4.700%, 10/27/19	920	961
BP Capital Markets
3.875%, 03/10/15 (C)	430	435
3.625%, 05/08/14 (C)	100	101
Branch Banking & Trust
5.625%, 09/15/16 (C)	325	355
Capital One Bank USA
8.800%, 07/15/19	2,115	2,522
Capital One Financial
7.375%, 05/23/14 (C)	450	511
6.750%, 09/15/17 (C)	590	664
Caterpillar Financial Services MTN
7.150%, 02/15/19	250	302
6.200%, 09/30/13	5,640	6,373
5.850%, 09/01/17	580	638

CDP Financial
3.000%, 11/25/14 (B)	6,800	6,753
Cedar Brakes I LLC
8.500%, 02/15/14 (B)	941	943
Chase Capital VI
0.969%, 08/01/28 (A)	2,000	1,573
Citigroup
8.500%, 05/22/19 (C)	4,390	5,144
8.125%, 07/15/39	400	457
6.875%, 03/05/38	6,660	6,746

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.500%, 08/19/13	$2,920	$3,078
6.375%, 08/12/14 (C)	4,896	5,173
6.125%, 05/15/18 (C)	1,429	1,462
6.125%, 08/25/36	1,500	1,300
6.010%, 01/15/15	1,330	1,384
6.000%, 08/15/17 (C)	6,175	6,240
5.875%, 02/22/33	6,150	5,174
5.500%, 04/11/13	3,699	3,810
5.500%, 10/15/14 (C)	1,000	1,010
5.500%, 02/15/17	6,880	6,655
5.000%, 09/15/14	2,890	2,857
4.750%, 05/19/15	2,110	2,084
1.047%, 08/25/36 (A)	2,839	1,976
Citigroup Capital III
7.625%, 12/01/36	2,000	1,730
Citigroup Funding MTN
1.875%, 10/22/12 (C)	6,280	6,362
0.668%, 04/30/12 (A)	4,900	4,941
City National Capital Trust I
9.625%, 02/01/40	5,010	5,103
Comerica Capital Trust II
6.576%, 02/20/37 (A)	220	183
Commonwealth Bank of Australia
5.000%, 03/19/20 (B) (C)	2,180	2,171
5.000%, 10/15/19 (B)	3,370	3,417
3.750%, 10/15/14 (B)	4,580	4,668
Corestates Capital I
8.000%, 12/15/26 (B)	629	635
Countrywide Financial MTN
5.800%, 06/07/12	8,783	9,258
4.000%, 03/22/11	2,250	2,291
Credit Agricole
8.375%, 12/31/49 (A) (B)	4,740	4,479
Credit Suisse NY MTN
6.000%, 02/15/18 (C)	9,040	9,227
5.500%, 05/01/14	125	135
5.400%, 01/14/20	2,065	2,019
5.300%, 08/13/19	600	616
5.000%, 05/15/13	5,300	5,638
3.450%, 07/02/12 (C)	300	310
Credit Suisse USA
5.125%, 01/15/14 (C)	335	356
5.125%, 08/15/15	310	333

Depfa ACS Bank
5.125%, 03/16/37 (B)	4,200	2,955
Deutsche Bank
3.875%, 08/18/14 (C)	295	303
2.375%, 01/11/13	2,500	2,484
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	4,789	3,544
Dexia Credit Local
2.750%, 04/29/14 (B)	13,575	13,735

76	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Discover Financial Services
0.786%, 06/11/10 (A)	$3,547	$3,546
Dresdner Funding Trust I
8.151%, 06/30/31 (B)	365	267
ERP Operating
5.750%, 06/15/17‡ (C)	500	529
5.125%, 03/15/16‡	1,000	1,052
Export-Import Bank of Korea
5.875%, 01/14/15	2,545	2,720
5.500%, 10/17/12	1,510	1,603
Farmers Exchange Capital
7.200%, 07/15/48 (B)	2,519	2,301
7.050%, 07/15/28 (B)	1,063	1,019
Farmers Insurance Exchange
8.625%, 05/01/24 (B)	4,118	4,470
First Chicago NBD Institutional Capital I
0.894%, 02/01/27 (A)	3,750	2,946
First Industrial MTN
7.500%, 12/01/17	1,765	1,585
Fleet Capital Trust II
7.920%, 12/11/26	1,600	1,544
FMR LLC
6.450%, 11/15/39 (B) (C)	250	254
General Electric Capital MTN
6.875%, 01/10/39 (C)	5,361	5,700
6.375%, 11/15/67 (A)	8,925	8,256
6.000%, 08/07/19	920	975
5.900%, 05/13/14 (C)	5,010	5,474
5.875%, 01/14/38	6,875	6,435
5.625%, 09/15/17	800	848
5.625%, 05/01/18 (C)	6,775	7,045
5.500%, 01/08/20 (C)	480	492
5.450%, 01/15/13 (C)	180	193
5.400%, 02/15/17	1,800	1,880
0.727%, 05/05/26 (A)	4,345	3,490
0.595%, 03/20/14 (A)	2,000	1,868
0.517%, 09/15/14 (A)	6,550	6,152
0.414%, 04/10/12 (A)	500	492
Glitnir Banki
7.451%, 09/14/16 (B) (D)	500	1
6.693%, 06/15/16 (B) (D)	4,480	6
6.375%, 09/25/12 (B) (D)	3,100	860
6.330%, 07/28/11 (B) (D)	2,440	677

GMAC
7.250%, 03/02/11	1,744	1,751
2.738%, 12/01/14 (A)	4,579	3,762
1.750%, 10/30/12	3,960	4,001
Goldman Sachs Capital II
5.793%, 12/29/49 (A) (C)	18,565	14,202
Goldman Sachs Group
7.500%, 02/15/19	8,855	9,776
6.750%, 10/01/37	7,096	6,644
6.600%, 01/15/12 (C)	2,960	3,107

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.250%, 09/01/17	$1,400	$1,451
6.150%, 04/01/18	7,800	7,968
6.000%, 06/15/20	2,310	2,336
5.950%, 01/18/18 (C)	500	507
5.450%, 11/01/12	750	780
5.375%, 03/15/20 (C)	540	521
5.300%, 02/14/12	150	156
5.250%, 10/15/13	680	708
5.150%, 01/15/14	470	486
4.750%, 07/15/13	230	234
4.500%, 06/15/10	450	451
3.625%, 08/01/12 (C)	770	774
0.794%, 01/12/15 (A)	3,000	2,773
0.707%, 07/22/15 (A)	1,000	912
Hartford Financial Services Group
5.500%, 03/30/20	2,975	2,829
HBOS
6.750%, 05/21/18 (B)	5,100	4,814
HBOS Capital Funding
6.071%, 06/30/49 (A) (B)	1,920	1,373
HCP MTN
6.700%, 01/30/18‡	5,383	5,629
6.300%, 09/15/16‡	780	818
6.000%, 01/30/17‡	6,550	6,720
5.650%, 12/15/13‡	2,765	2,906
Highwoods Properties
7.500%, 04/15/18‡	1,339	1,446
Hongkong & Shanghai Banking
0.500%, 07/22/49 (A)	195	122
HRPT Properties Trust
6.650%, 01/15/18‡	255	263
6.250%, 08/15/16‡	300	309
HSBC Bank
0.538%, 06/29/49 (A)	1,160	754
HSBC Bank USA NY
4.625%, 04/01/14	300	315
HSBC Finance
8.000%, 07/15/10	2,330	2,347
7.000%, 05/15/12	1,975	2,132
6.375%, 11/27/12 (C)	365	394
5.500%, 01/19/16 (C)	600	640
4.750%, 07/15/13	166	172
0.553%, 01/15/14 (A)	500	477

HSBC Holdings
6.800%, 06/01/38	1,755	1,843
Hutchison Whampoa International
4.625%, 09/11/15 (B)	6,120	6,266
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B) (C)	1,200	732
International Lease Finance MTN
5.250%, 01/10/13 (C)	400	358
Itau Unibanco Holding MTN
6.200%, 04/15/20 (B) (C)	2,670	2,675

SEI Institutional Investments Trust / Annual Report / May 31, 2010	77

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (B)	$610	$653
Jefferies Group
6.450%, 06/08/27	590	545
6.250%, 01/15/36	400	344
John Deere Capital MTN
5.750%, 09/10/18	300	337
JPMorgan Chase
6.400%, 05/15/38	3	3
6.000%, 10/01/17	4,185	4,471
5.750%, 01/02/13	810	869
5.150%, 10/01/15	240	253
5.125%, 09/15/14	756	805
4.950%, 03/25/20	1,690	1,690
3.700%, 01/20/15	370	373
JPMorgan Chase Bank
6.000%, 07/05/17	2,300	2,450
0.587%, 06/13/16 (A)	4,250	3,996
JPMorgan Chase Capital XIII
1.239%, 09/30/34 (A)	1,440	1,116
JPMorgan Chase Capital XXII
6.450%, 02/02/37	500	463
JPMorgan Chase Capital XXIII
1.436%, 05/15/47 (A)	4,000	2,952
JPMorgan Chase Capital XXV
6.800%, 10/01/37	2,665	2,585
Kaupthing Bank
7.625%, 02/28/15 (B) (D)	8,130	1,870
7.125%, 05/19/16 (B) (D)	12,000	1
5.750%, 10/04/11 (B) (D)	1,120	258
KeyBank
5.800%, 07/01/14	600	637
Kilroy Realty
6.625%, 06/01/20‡ (B)	1,260	1,258
Korea Development Bank
4.375%, 08/10/15 (C)	2,375	2,365
Kreditanstalt fuer Wiederaufbau
3.500%, 03/10/14	3,080	3,234
Landsbanki Islands
6.100%, 08/25/11 (B) (D)	6,520	668
Lazard Group
7.125%, 05/15/15	3,890	4,119
6.850%, 06/15/17	3,825	3,939

LBG Capital No 1 MTN
8.000%, 12/15/49 (A)	8,400	6,720
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (D)	10,370	13
6.500%, 07/19/17 (D)	4,040	15
6.200%, 09/26/14 (D)	1,560	324
5.250%, 02/06/12 (D)	965	200
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (D)	20,630	2

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Liberty Mutual Group
7.500%, 08/15/36 (B)	$1,678	$1,540
Lloyds TSB Bank MTN
5.800%, 01/13/20 (B) (C)	3,040	2,856
4.375%, 01/12/15 (B)	3,050	2,915
M&T Bank
5.375%, 05/24/12	325	343
Mack-Cali Realty
7.750%, 08/15/19‡	895	1,035
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (B)	3,010	3,952
MassMutual Global Funding II
3.625%, 07/16/12 (B)	150	155
2.875%, 04/21/14 (B)	122	124
MBNA Capital, Ser A
8.278%, 12/01/26	2,465	2,403
Merna Reinsurance
2.040%, 07/07/10 (A) (B)	4,950	4,932
Merrill Lynch
7.430%, 09/01/22 (G)	4	4
6.875%, 04/25/18	980	1,011
6.400%, 08/28/17	900	923
6.150%, 04/25/13	210	222
5.700%, 05/02/17	600	594
MetLife
7.717%, 02/15/19	3,500	4,050
6.750%, 06/01/16	2,950	3,306
6.400%, 12/15/36	10,020	8,667
MetLife Capital Trust X
9.250%, 04/08/38 (A) (B)	2,700	2,943
MetLife Global Funding I
2.875%, 09/17/12 (B)	600	613
Metropolitan Life Global Funding I
5.125%, 04/10/13 (B)	200	216
5.125%, 06/10/14 (B)	1,575	1,690
2.500%, 01/11/13 (B)	325	327
Monumental Global Funding
5.500%, 04/22/13 (B)	235	248
Morgan Stanley MTN
7.250%, 04/01/32	215	236
6.625%, 04/01/18 (C)	5,190	5,329
6.250%, 08/28/17	550	551
6.000%, 05/13/14	5,135	5,323

5.950%, 12/28/17 (C)	1,688	1,683
5.625%, 09/23/19	725	693
5.550%, 04/27/17	7,214	7,116
5.500%, 01/26/20	5,259	4,980
5.300%, 03/01/13 (C)	400	413
4.750%, 04/01/14	2,270	2,253
4.200%, 11/20/14 (C)	1,836	1,778
0.754%, 10/18/16 (A)	7,725	6,629
0.621%, 06/20/12 (A)	7,510	7,577
0.595%, 01/09/14 (A)	1,475	1,355

78	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.554%, 01/18/11 (A)	$215	$214
MUFG Capital Finance 1
6.346%, 07/25/49 (A)	1,840	1,628
6.346%, 07/25/49 (A)	378	342
National Australia Bank
5.350%, 06/12/13 (B)	5,495	5,950
3.750%, 03/02/15 (B)	455	459
2.500%, 01/08/13 (B) (C)	550	550
National Capital Trust II
5.486%, 12/29/49 (A) (B)	3,207	2,822
National City
4.900%, 01/15/15 (C)	400	427
National City Bank
5.800%, 06/07/17	250	266
0.908%, 06/07/17 (A)	3,000	2,681
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	95	97
Nationwide Mutual Insurance
6.600%, 04/15/34 (B)	2,483	2,122
5.810%, 12/15/24 (A) (B)	3,900	3,392
NB Capital Trust IV
8.250%, 04/15/27	2,305	2,236
New Communications Holdings
8.500%, 04/15/20 (B)	1,475	1,453
8.250%, 04/15/17 (B)	1,700	1,683
New York Life Global Funding
4.650%, 05/09/13 (B)	300	320
3.000%, 05/04/15 (B)	4,980	4,965
NIBC Bank MTN
2.800%, 12/02/14 (B)	4,220	4,236
Nomura Holdings
6.700%, 03/04/20	429	442
Nordea Bank
4.875%, 01/27/20 (B)	1,780	1,769
3.700%, 11/13/14 (B) (C)	5,780	5,811
2.500%, 11/13/12 (B)	2,430	2,467
Northern Trust
5.500%, 08/15/13	85	94
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (B)	2,655	2,688
Pacific Life Global Funding MTN
5.150%, 04/15/13 (B)	370	388
5.000%, 05/15/17 (B)	170	172

PNC Funding
5.125%, 02/08/20	340	345
Power Receivables Finance
6.290%, 01/01/12 (B)	452	462
6.290%, 01/01/12	1,431	1,462
PPF Funding
5.500%, 01/15/14‡ (B)	5,000	4,942
Pricoa Global Funding I
5.450%, 06/11/14 (B)	300	323

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prime Property Funding II
5.600%, 06/15/11 (B)	$3,380	$3,469
Principal Life Global Funding I
6.250%, 02/15/12 (B)	600	641
5.050%, 03/15/15 (B)	750	763
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	600	639
Private Export Funding
3.050%, 10/15/14	1,010	1,044
Prudential Holdings LLC
8.695%, 12/18/23 (B)	2,500	2,949
1.136%, 12/18/17 (A) (B)	3,725	3,169
Rabobank Nederland
11.000%, 12/31/49 (A) (B)	2,823	3,425
3.200%, 03/11/15 (B)	700	703
Reckson Operating Partnership
7.750%, 03/15/20‡ (B)	3,175	3,259
Resona Preferred Global Securities Cayman
7.191%, 07/30/49 (A) (B)	3,240	2,749
Royal Bank of Canada
0.500%, 06/29/85 (A)	860	516
Royal Bank of Scotland
4.875%, 03/16/15	800	791
Royal Bank of Scotland Group MTN
7.640%, 09/29/17	1,300	734
6.400%, 10/21/19	4,330	4,290
RSHB Capital
6.299%, 05/15/17 (B)	1,190	1,160
Santander US Debt Unipersonal
3.724%, 01/20/15 (B)	3,100	2,961
Security Benefit Life Insurance
8.750%, 05/15/16 (B)	5,200	4,335
Shinsei Finance Cayman
6.418%, 01/29/49 (A) (B)	5,605	3,552
Simon Property Group
10.350%, 04/01/19‡ (C)	520	675
6.750%, 05/15/14‡ (C)	165	184
5.650%, 02/01/20‡ (C)	133	137
SLM MTN
8.450%, 06/15/18	550	500
Societe Generale
0.844%, 11/29/49 (A)	180	104
0.844%, 11/29/49 (A)	680	392

Standard Chartered
3.850%, 04/27/15 (B) (C)	1,785	1,742
State Street
4.300%, 05/30/14	60	63
SunTrust Capital VIII
6.100%, 12/15/36 (A)	5,570	4,233
SunTrust Preferred Capital I
5.853%, 12/15/11 (A) (C)	2,643	1,797

SEI Institutional Investments Trust / Annual Report / May 31, 2010	79

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (B)	$4,870	$5,353
TNK-BP Finance
7.500%, 07/18/16 (B)	1,800	1,858
6.625%, 03/20/17 (B)	1,070	1,027
Toll Road Investors Partnership II
5.667%, 02/15/45 (B) (E)	7,178	1,073
Travelers
6.250%, 03/15/37 (A)	6,250	5,826
5.900%, 06/02/19	145	159
Travelers Property Casualty
7.750%, 04/15/26	300	355
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.485%, 02/26/19 (A) (B)	2,969	2,730
UBS MTN
5.875%, 12/20/17 (C)	520	535
3.875%, 01/15/15	2,690	2,677
UDR MTN
5.000%, 01/15/12‡	2,000	2,039
US Bancorp MTN
2.875%, 11/20/14	415	414
Wachovia
5.750%, 06/15/17 (C)	690	734
5.500%, 05/01/13 (C)	600	650
5.250%, 08/01/14	650	690
0.678%, 10/28/15 (A)	3,760	3,491
Wachovia Bank
6.600%, 01/15/38	2,875	2,997
6.000%, 11/15/17	3,650	3,952
0.587%, 03/15/16 (A)	1,200	1,086
Wachovia Capital Trust III
5.800%, 03/15/11 (A)	3,252	2,569
WEA Finance LLC
7.500%, 06/02/14 (B)	1,700	1,930
7.125%, 04/15/18 (B)	4,578	5,077
6.750%, 09/02/19 (B)	136	150
Wells Fargo
5.625%, 12/11/17	350	375
5.000%, 11/15/14	1,145	1,202
3.750%, 10/01/14 (C)	1,830	1,861
Wells Fargo Capital X
5.950%, 12/15/36	1,630	1,353
Wells Fargo Capital XV
9.750%, 12/31/49 (A)	7,770	8,314

Westfield Capital
4.375%, 11/15/10 (B)	4,600	4,665
Westfield Group
5.400%, 10/01/12 (B)	2,093	2,219
Westpac Banking
4.875%, 11/19/19 (C)	2,734	2,724
2.250%, 11/19/12	4,895	4,918

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Woodbourne Capital Trust I
3.824%, 04/08/49 (A) (B)	$625	$269
Woodbourne Capital Trust II
3.824%, 04/08/49 (A) (B)	625	269
Woodbourne Capital Trust III
3.824%, 04/08/49 (A) (B)	625	269
ZFS Finance USA Trust I
6.150%, 12/15/65 (A) (B)	4,049	3,806
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	2,700	2,457
ZFS Finance USA Trust III
1.407%, 12/15/65 (A) (B)	620	560

		821,451

Health Care — 0.7%
Abbott Laboratories
5.600%, 11/30/17	470	530
5.300%, 05/27/40	3,190	3,134
Amgen
5.750%, 03/15/40	1,627	1,682
5.700%, 02/01/19 (C)	100	113
4.500%, 03/15/20	84	87
CareFusion
4.125%, 08/01/12	1,595	1,663
Coventry Health Care
5.950%, 03/15/17	2,680	2,647
GlaxoSmithKline Capital
4.375%, 04/15/14	200	215
GlaxoSmithKline Capital
5.650%, 05/15/18	2,250	2,505
HCA
5.750%, 03/15/14	5,548	5,118
Hospira
6.400%, 05/15/15	20	23
5.550%, 03/30/12	200	213
Humana
7.200%, 06/15/18	2,210	2,451
Life Technologies
6.000%, 03/01/20	2,430	2,573
4.400%, 03/01/15	1,870	1,932
Medtronic
4.450%, 03/15/20	1,370	1,413
Pfizer
5.350%, 03/15/15	1,739	1,947
Pharmacia
6.500%, 12/01/18 (C)	430	505

Roche Holdings
6.000%, 03/01/19 (B)	2,310	2,612
Tenet Healthcare
7.375%, 02/01/13	168	168
UnitedHealth Group
6.875%, 02/15/38	3,400	3,716
WellPoint
5.875%, 06/15/17	350	381

80	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wyeth
5.950%, 04/01/37	$3,610	$3,889

		39,517

Industrials — 1.0%
Air 2 US
8.027%, 10/01/19 (B)	2,242	1,995
Allied Waste North America
6.875%, 06/01/17	115	125
Boeing
4.875%, 02/15/20	2,760	2,925
Browning-Ferris Industries
9.250%, 05/01/21	65	78
Burlington Northern Santa Fe
7.290%, 06/01/36	200	232
4.700%, 10/01/19	375	385
Burlington Northern Santa Fe LLC
5.750%, 05/01/40	2,110	2,119
Canadian National Railway
5.850%, 11/15/17	150	169
Continental Airlines
7.256%, 03/15/20	1,242	1,254
6.545%, 02/02/19	144	147
6.236%, 03/15/20	2,014	1,853
5.983%, 04/19/22 (C)	3,270	3,254
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.048%, 11/01/20	2,400	2,400
CSX
9.780%, 02/14/11	100	104
7.375%, 02/01/19	460	552
6.300%, 03/15/12	110	118
Delta Air Lines
6.821%, 08/10/22 (C)	2,191	2,136
6.619%, 03/18/11	197	199
Delta Air Lines, Ser 2001-1, Cl A- 2
7.111%, 09/18/11 (C)	14,850	15,258
General Electric
5.250%, 12/06/17 (C)	250	268
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.811%, 08/15/16 (A)	5,626	4,642
Lockheed Martin
5.720%, 06/01/40 (B)	405	423
Northrop Grumman Systems
7.750%, 03/01/16	200	244

Northwest Airlines, Ser 1A-2
6.841%, 04/01/11	4,500	4,534
Systems 2001 Asset Trust LLC
6.664%, 09/15/13 (B)	180	189
Tyco International Finance
8.500%, 01/15/19	170	217
Tyco International Group
6.750%, 02/15/11	1,170	1,214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.000%, 11/15/13	$1,945	$2,166
Union Pacific
7.000%, 02/01/16	500	583
Union Pacific Railroad 2003 Pass Through Trust
4.698%, 01/02/24	177	189
United Parcel Service
4.500%, 01/15/13 (C)	3,820	4,110
United Parcel Service of America
8.375%, 04/01/20	140	187
United Technologies
8.875%, 11/15/19	400	535
5.400%, 05/01/35	670	677
Waste Management
7.125%, 12/15/17	1,720	2,033

		57,514

Information Technology — 0.2%
Adobe Systems
4.750%, 02/01/20	2,025	2,032
3.250%, 02/01/15	775	788
Arrow Electronics
6.875%, 07/01/13	100	110
6.875%, 06/01/18	270	293
Cisco Systems
5.900%, 02/15/39	250	265
5.500%, 01/15/40	2,620	2,628
4.450%, 01/15/20	4,295	4,410
Dell
5.650%, 04/15/18	415	452
Hewlett-Packard
2.950%, 08/15/12	80	83
International Business Machines
8.000%, 10/15/38	100	136
7.625%, 10/15/18 (C)	365	459
Intuit
5.750%, 03/15/17 (C)	255	279
National Semiconductor
6.600%, 06/15/17	300	332
Oracle
5.000%, 07/08/19	450	484
Xerox
8.250%, 05/15/14	320	373

		13,124

Materials — 0.8%
Alcoa
6.000%, 07/15/13 (C)	270	286
Barrick Gold
6.950%, 04/01/19 (C)	1,760	2,050
BHP Billiton Finance USA
6.500%, 04/01/19	445	518
Codelco
4.750%, 10/15/14 (B)	900	952

SEI Institutional Investments Trust / Annual Report / May 31, 2010	81

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dow Chemical
8.550%, 05/15/19	$8,215	$9,743
5.900%, 02/15/15	1,785	1,923
4.850%, 08/15/12	3,765	3,956
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	3,005	3,268
PPG Industries
9.000%, 05/01/21	515	645
6.650%, 03/15/18	615	714
5.750%, 03/15/13	615	670
Praxair
5.200%, 03/15/17	215	232
4.375%, 03/31/14	250	268
Rio Tinto Finance USA
9.000%, 05/01/19	2,050	2,591
8.950%, 05/01/14	265	318
6.500%, 07/15/18	5,080	5,618
5.875%, 07/15/13	2,315	2,527
Southern Copper
6.750%, 04/16/40 (C)	2,531	2,513
Stauffer Chemical
6.117%, 04/15/18 (E) (G) (H)	860	179
5.975%, 04/15/17 (E) (G) (H)	350	82
Vale Overseas
8.250%, 01/17/34	365	410
6.875%, 11/10/39	1,720	1,713
6.875%, 11/21/36	2,958	2,948

		44,124

Sovereign — 0.7%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/20 (B)	3,380	3,279
International Bank for Reconstruction & Development
2.375%, 05/26/15	9,340	9,343
Kommunalbanken
2.750%, 05/05/15 (B)	3,692	3,718
Province of Manitoba Canada
2.125%, 04/22/13	162	165
Province of Ontario Canada
4.400%, 04/14/20	2,330	2,393
4.100%, 06/16/14	5,355	5,705
2.950%, 02/05/15	850	862

Qatar Government International Bond
4.000%, 01/20/15 (B)	895	917
Russian Federation
7.500%, 03/31/30 (I)	991	1,107
Russian Foreign Bond - Eurobond
3.625%, 04/29/15 (B) (C)	1,800	1,722
Societe Financement de l’Economie Francaise
2.875%, 09/22/14 (B)	1,010	1,031

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
State of Qatar
6.400%, 01/20/40 (B)	$2,550	$2,639
Svensk Exportkredit
3.250%, 09/16/14	5,729	5,930
United Mexican States MTN
7.500%, 04/08/33	218	259
6.375%, 01/16/13	350	382
5.625%, 01/15/17	84	90
United Mexican States, Ser A MTN
6.750%, 09/27/34	798	876

		40,418

Telecommunication Services — 1.9%
America Movil
6.125%, 03/30/40 (B) (C)	2,090	2,009
5.625%, 11/15/17	1,450	1,543
5.000%, 10/16/19 (B)	2,415	2,414
5.000%, 03/30/20 (B)	740	737
AT&T
8.000%, 11/15/31	1,250	1,542
6.700%, 11/15/13 (C)	500	572
6.550%, 02/15/39	3,870	4,192
6.300%, 01/15/38	8,590	8,944
5.875%, 02/01/12	500	536
5.600%, 05/15/18	400	436
5.500%, 02/01/18 (C)	150	163
5.100%, 09/15/14 (C)	2,410	2,641
BellSouth
4.750%, 11/15/12 (C)	190	203
BellSouth Telecommunications
6.300%, 12/15/15	262	278
British Telecommunications
9.625%, 12/15/30 (I)	1,060	1,325
9.125%, 12/15/10 (I)	1,460	1,521
5.950%, 01/15/18 (I)	1,711	1,769
Cellco Partnership
8.500%, 11/15/18 (C)	2,310	2,888
7.375%, 11/15/13	810	944
Comcast Cable Holdings LLC
10.125%, 04/15/22	190	261
COX Enterprises
7.375%, 07/15/27 (B)	170	189

Deutsche Telekom International Finance
6.000%, 07/08/19	600	646
5.750%, 03/23/16	2,175	2,345
Discovery Communications LLC
6.350%, 06/01/40	2,610	2,628
5.050%, 06/01/20	1,370	1,369
France Telecom
8.500%, 03/01/31	170	227
7.750%, 03/01/11	1,610	1,688
Frontier Communications
8.125%, 10/01/18	1,130	1,107

82	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GTE
8.750%, 11/01/21	$600	$775
New Cingular Wireless Services
8.125%, 05/01/12	1,255	1,410
News America
7.300%, 04/30/28	350	384
6.200%, 12/15/34	315	323
6.150%, 03/01/37	3,365	3,409
News America Holdings
8.875%, 04/26/23	200	262
Qwest
7.875%, 09/01/11	1,560	1,634
7.500%, 10/01/14	2,160	2,273
Reed Elsevier Capital
8.625%, 01/15/19	2,460	3,088
Rogers Communications
6.375%, 03/01/14	4,340	4,879
5.500%, 03/15/14	590	645
Royal
8.000%, 10/01/10 (C)	5,100	5,215
Sprint Capital
8.750%, 03/15/32	390	372
8.375%, 03/15/12	5,300	5,486
6.900%, 05/01/19	120	108
TCI Communications
8.750%, 08/01/15	701	855
7.125%, 02/15/28	400	432
Telecom Italia Capital
6.999%, 06/04/18	4,480	4,717
5.250%, 11/15/13	580	603
5.250%, 10/01/15	370	370
4.950%, 09/30/14	1,320	1,309
Telefonica Emisiones
5.984%, 06/20/11	2,320	2,421
5.877%, 07/15/19 (C)	115	119
Telefonica Emisiones SAU
6.221%, 07/03/17	190	205
5.134%, 04/27/20	7,725	7,452
2.582%, 04/26/13	680	672
Verizon Communications
8.750%, 11/01/18 (C)	194	247
7.350%, 04/01/39	2,885	3,428
6.400%, 02/15/38	2,800	2,975
6.100%, 04/15/18	630	702
5.850%, 09/15/35	150	148
5.500%, 02/15/18	2,810	3,025
Verizon Global Funding
7.750%, 12/01/30	500	601
7.375%, 09/01/12	1,730	1,945
6.875%, 06/15/12	465	513
Verizon Maryland
7.150%, 05/01/23	600	640

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vodafone Group
5.450%, 06/10/19 (C)	$226	$237

		108,996

Utilities — 1.9%
AGL Capital
5.250%, 08/15/19	170	176
4.450%, 04/15/13	400	418
Appalachian Power
5.950%, 05/15/33	200	201
Arizona Public Services
8.000%, 12/30/15	553	593
Atmos Energy
4.950%, 10/15/14	260	279
Carolina Power & Light
5.300%, 01/15/19	400	433
Cedar Brakes II LLC
9.875%, 09/01/13 (B)	3,188	3,269
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	150	171
Cleveland Electric Illuminating
7.880%, 11/01/17	310	375
Consumers Energy
6.700%, 09/15/19	400	464
Dominion Resources
8.875%, 01/15/19	4,645	5,948
6.400%, 06/15/18	300	339
5.700%, 09/17/12	3,560	3,840
4.750%, 12/15/10	740	755
DPL
6.875%, 09/01/11	3,220	3,422
Duke Energy
6.300%, 02/01/14	2,805	3,148
5.625%, 11/30/12	425	466
Enel Finance International
6.000%, 10/07/39 (B)	5,980	5,574
5.125%, 10/07/19 (B)	500	490
3.875%, 10/07/14 (B)	2,700	2,680
Exelon
5.625%, 06/15/35	2,605	2,440
Exelon Generation LLC
6.250%, 10/01/39	900	922
5.200%, 10/01/19	125	129
FirstEnergy Solutions
6.800%, 08/15/39	770	740
6.050%, 08/15/21	3,180	3,153
4.800%, 02/15/15	885	913
FirstEnergy, Ser B
6.450%, 11/15/11	14	15
FirstEnergy, Ser C
7.375%, 11/15/31	5,315	5,491
Hydro Quebec, Ser JL
6.300%, 05/11/11	1,050	1,103

SEI Institutional Investments Trust / Annual Report / May 31, 2010	83

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jersey Central Power & Light
7.350%, 02/01/19	$500	$591
KCP&L Greater Missouri Operations
11.875%, 07/01/12	3,360	3,871
8.270%, 11/15/21	2,894	3,240
Massachusetts Electric
5.900%, 11/15/39 (B)	210	219
MidAmerican Energy
5.300%, 03/15/18	750	817
Midamerican Energy Holdings
6.500%, 09/15/37	3,155	3,445
Nevada Power
8.250%, 06/01/11	4,765	5,069
7.125%, 03/15/19	400	464
Niagara Mohawk Power
4.881%, 08/15/19 (B) (C)	180	183
Nisource Finance
10.750%, 03/15/16 (C)	500	641
6.800%, 01/15/19	3,547	3,922
6.125%, 03/01/22	2,400	2,501
Northern States Power
6.250%, 06/01/36	350	395
5.350%, 11/01/39	56	56
Oncor Electric Delivery
6.800%, 09/01/18 (C)	4,535	5,229
Pacific Gas & Electric
8.250%, 10/15/18	1,320	1,635
6.050%, 03/01/34	1,615	1,683
5.800%, 03/01/37	840	855
5.400%, 01/15/40	156	149
PacifiCorp
6.250%, 10/15/37	310	344
5.650%, 07/15/18	100	111
5.500%, 01/15/19 (C)	400	440
Progress Energy
6.850%, 04/15/12	1,710	1,863
6.000%, 12/01/39	200	200
PSEG Power LLC
5.500%, 12/01/15	445	486
5.320%, 09/15/16 (B)	126	133
5.125%, 04/15/20 (B)	120	123
Public Service Electric & Gas MTN
5.375%, 11/01/39	97	97
2.700%, 05/01/15	135	134
Public Service of New Mexico
7.950%, 05/15/18	3,000	3,134
Public Service of Oklahoma
5.150%, 12/01/19	170	174
Sempra Energy
8.900%, 11/15/13	400	476
6.500%, 06/01/16	135	154
6.000%, 10/15/39	170	173
Southern
4.150%, 05/15/14	85	89

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern California Edison
5.500%, 03/15/40	$170	$173
4.650%, 04/01/15	200	217
Southern Union
8.250%, 11/15/29	5,018	5,724
Southwestern Public Service
8.750%, 12/01/18	300	383
Tennessee Valley Authority
5.250%, 09/15/39	8,248	8,620
Texas-New Mexico Power
9.500%, 04/01/19 (B)	875	1,096
TXU
6.500%, 11/15/24	410	187
TXU, Ser P
5.550%, 11/15/14	370	260
TXU, Ser R
6.550%, 11/15/34	4,385	1,940
Virginia Electric and Power
5.400%, 04/30/18	300	323

		109,966

Total Corporate Obligations (Cost $1,560,717) ($ Thousands)		1,532,798

U.S. TREASURY OBLIGATIONS — 21.3%
U.S. Treasury Bills
0.151%, 06/10/10	7,905	7,905
0.149%, 08/12/10 (E)	380	380
0.140%, 06/17/10 (E)	17,115	17,114

		25,399

U.S. Treasury Bonds
9.250%, 02/15/16 (E)	750	900
9.000%, 11/15/18	900	1,302
8.875%, 08/15/17 (C)	26,200	36,655
8.875%, 02/15/19	13,870	19,961
8.750%, 05/15/17 (C)	21,675	30,006
8.750%, 08/15/20	4,250	6,205
8.000%, 11/15/21	11,355	16,060
7.500%, 11/15/16 (C)	20,700	26,703
7.125%, 02/15/23 (C)	11,185	15,014
6.750%, 08/15/26	250	335
6.500%, 11/15/26	100	131
6.375%, 08/15/27 (E)	650	474
6.250%, 08/15/23	11,405	14,328
6.125%, 11/15/27 (E)	750	552
6.000%, 02/15/26	100	125
5.500%, 08/15/28	200	238
5.375%, 02/15/31 (C)	20,883	24,668
4.786%, 05/15/26 (E)	500	253
4.748%, 08/15/25 (E)	400	210
4.745%, 05/15/28 (E)	100	46
4.718%, 02/15/27 (E)	200	98
4.718%, 11/15/31 (E)	200	78
4.625%, 02/15/17 (C)	30,500	34,208

84	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.625%, 02/15/40	$10,415	$11,121
4.375%, 11/15/39 (C)	25,177	25,806
4.375%, 05/15/40	233	239
4.250%, 05/15/39 (C)	24,429	24,528
3.991%, 08/15/19 (E)	2,325	1,682
3.625%, 02/15/20 (C)	17,977	18,843
3.500%, 02/15/39	19,900	17,506
3.375%, 11/15/19	26,740	26,905
3.250%, 12/31/16	2,220	2,292
3.202%, 01/15/16 (E)	7,570	6,436
2.625%, 12/31/14 (C)	6,500	6,685

		370,593

U.S. Treasury Inflation-Protected Securities
6.450%, 02/15/17 (E)	17,420	14,396
5.294%, 02/15/21 (E)	200	133
4.726%, 11/15/24 (E)	200	109
4.637%, 02/15/24 (E)	75	42
4.622%, 11/15/27 (E)	31,090	14,802
4.601%, 02/15/25 (E)	21,110	11,431
4.593%, 05/15/36 (E)	300	94
4.583%, 08/15/24 (E)	200	111
4.532%, 05/15/29 (E)	100	44
4.520%, 05/15/24 (E)	800	448
4.459%, 02/15/32 (E)	200	77
4.316%, 11/15/20 (E)	1,000	673
4.233%, 05/15/20 (E)	2,900	2,006
4.130%, 02/15/22 (E)	300	189
4.097%, 08/15/20 (E)	4,550	3,102
3.947%, 05/15/30 (E)	9,150	3,879
3.931%, 05/15/19 (E)	2,450	1,799
3.875%, 04/15/29 (C)	430	754
3.845%, 08/15/17 (E)	4,000	3,226
3.691%, 08/15/18 (E)	800	616
3.626%, 11/15/17 (E)	6,150	4,902
3.625%, 04/15/28	8,180	14,018
3.572%, 02/15/18 (E)	1,350	1,065
3.234%, 08/15/16 (E)	5,100	4,310
2.875%, 02/15/14 (E)	8,550	8,034
2.733%, 05/15/14 (E)	2,150	2,004
2.695%, 02/15/15 (E)	200	181
2.375%, 01/15/25	160	202
2.375%, 01/15/27	10,019	11,782
2.180%, 02/15/13 (E)	1,000	970
2.000%, 01/15/16 (C)	11,126	13,040
1.750%, 01/15/28	24,854	25,710

		144,149

U.S. Treasury Notes
4.750%, 08/15/17 (C)	6,000	6,794
4.500%, 11/30/11	1,000	1,058
4.500%, 05/15/17	1,600	1,786

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.750%, 11/15/18	$8,400	$8,798
3.625%, 08/15/19 (C)	19,225	19,749
3.500%, 05/15/20	7,000	7,116
3.125%, 10/31/16	4,400	4,519
3.125%, 04/30/17	20,733	21,238
3.000%, 09/30/16	8,790	8,971
2.750%, 11/30/16	2,437	2,446
2.750%, 05/31/17	17,620	17,612
2.750%, 02/15/19 (C)	5,710	5,524
2.625%, 07/31/14	2,800	2,889
2.500%, 03/31/15 (C)	28,805	29,417
2.500%, 04/30/15	6,060	6,182
2.375%, 10/31/14	39,845	40,580
2.375%, 02/28/15 (C)	135,875	138,061
2.375%, 03/31/16	2,000	1,988
2.125%, 05/31/15	50,805	50,869
1.875%, 02/28/14	19,243	19,386
1.750%, 04/15/13	2,069	2,100
1.375%, 02/15/13	149,216	150,032
1.375%, 03/15/13 (C)	7,202	7,240
1.375%, 05/15/13	67,058	67,315
1.000%, 04/30/12	45,795	46,004
0.750%, 05/31/12	6,533	6,529

		674,203

Total U.S. Treasury Obligations (Cost $1,184,277) ($ Thousands)		1,214,344

ASSET-BACKED SECURITIES — 5.9%

Automotive — 0.5%
Ally Auto Receivables Trust, Ser 2009-1, Cl A3
2.330%, 06/17/13 (B)	500	507
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	285	285
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.660%, 03/17/14	115	115
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	165	165
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-3A, Cl A
4.640%, 05/20/16 (B)	1,490	1,519
Bank of America Auto Trust, Ser 2009-14, Cl A3
2.670%, 07/15/13 (B)	600	610
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (B)	200	208

SEI Institutional Investments Trust / Annual Report / May 31, 2010	85

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	$650	$658
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (B)	350	352
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (B)	430	430
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (B)	310	312
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	300	300
Chrysler Financial Auto Securitization Trust, Ser 2009- A, Cl A3
2.820%, 01/15/16	250	255
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (B)	695	702
Ford Credit Auto Owner Trust, Ser 2007-A, Cl A4A
5.470%, 06/15/12	800	827
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	350	356
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.500%, 07/15/14	300	319
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	865	887
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	1,211	1,280
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	278	287
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	209	211
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	592	596

Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (B)	2,910	3,103
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	250	259

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Honda Auto Receivables Owner Trust, Ser 2009-S1, Cl A3
2.310%, 05/15/13	$2,480	$2,516
Huntington Auto Trust, Ser 2009- 1A, Cl A4
5.730%, 01/15/14 (B)	3,653	3,916
Nissan Auto Receivables Owner Trust, Ser 2009-1, Cl A3
5.000%, 09/15/14	5,774	5,978
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	365	372
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	470	472
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	550	554

		28,351

Credit Cards — 1.4%
American Express Credit Account Master Trust, Ser 2010-1, Cl A
0.530%, 11/16/15 (A)	4,208	4,208
BA Credit Card Trust, Ser 2010- A1, Cl A1
0.640%, 09/15/15 (A)	2,131	2,131
Bank of America Credit Card Trust, Ser 2008-A1, Cl A1
0.917%, 04/15/13 (A)	34,573	34,639
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	2,244	2,319
Chase Issuance Trust, Ser 2007- A17, Cl A
5.120%, 10/15/14	6,980	7,552
Chase Issuance Trust, Ser 2009- A2, Cl A2
1.887%, 04/15/14 (A)	2,150	2,201
Citibank Credit Card Issuance Trust, Ser 2006-A3, Cl A3
5.300%, 03/15/18	654	728
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
2.087%, 03/17/14 (A)	3,038	3,120
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	5,310	5,372

Discover Card Master Trust, Ser 2009-A1, Cl A1
1.637%, 12/15/14 (A)	2,512	2,535
Discover Card Master Trust, Ser 2009-A2, Cl A2
1.637%, 02/17/15 (A)	12,592	12,874

86	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nordstrom Private Label Credit Card Master Note Trust, Ser 2007-2A, Cl A
0.397%, 05/15/15 (A) (B)	$2,115	$2,074

		79,753

Mortgage Related Securities — 0.9%
ABFS Mortgage Loan Trust, Ser 2002-3, Cl A
4.763%, 09/15/33	8	8
ABS Home Equity, Ser 2001-HE3, Cl A1
0.877%, 11/15/31 (A)	232	197
ACE Securities, Ser 2006-SL3, Cl A1
0.443%, 06/25/36 (A)	6,595	998
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.583%, 03/25/30 (A)	2,447	683
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.383%, 12/25/36 (A)	557	518
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.190%, 11/15/32 (A)	4,575	4,598
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	6	6
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.157%, 09/15/29 (A)	310	164
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.813%, 05/25/39 (A) (B)	933	708
GMAC Mortgage Loan Trust, Ser 2007-HE2, Cl A6
6.249%, 12/25/37	863	439
GSAA Trust, Ser 2005-6, Cl A3
0.713%, 06/25/35 (A)	4,100	2,445
HFC Home Equity Loan Asset Backed Certificates, Ser 2006- 2, Cl A1
0.490%, 03/20/36 (A)	418	382
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.453%, 07/25/37 (A)	2,775	2,653
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.830%, 01/20/35 (A)	572	496

HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.610%, 01/20/35 (A)	5,139	4,558
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.500%, 01/20/36 (A)	614	570

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	$750	$767
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.540%, 03/20/36 (A)	328	300
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.540%, 11/20/36 (A)	959	807
Indymac Home Equity Loan Asset-Backed Trust, Ser 2001- A, Cl AV
0.603%, 03/25/31 (A)	37	18
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
1.093%, 01/25/35 (A)	289	281
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.383%, 01/25/37 (A)	260	252
Morgan Stanley Home Equity Loans , Ser 2007-1, Cl A1
0.393%, 12/25/36 (A)	243	234
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	31	19
MSDWCC Heloc Trust, Ser 2003- 1, Cl A
0.883%, 11/25/15 (A)	75	61
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV3
0.513%, 09/25/36 (A)	6,400	4,480
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.943%, 01/25/32 (A)	242	200
Option One Mortgage Loan Trust, Ser 2007-14, Cl 2A3
0.483%, 01/25/37 (A)	17,000	6,667
Option One Mortgage Loan Trust, Ser 2007-5, Cl 2A4
0.643%, 05/25/37 (A)	10,000	3,493
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3R
4.499%, 08/25/35	1,357	1,297
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	897	763
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.450%, 04/25/32 (B)	369	308

Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.693%, 04/25/37 (A) (B) (G) (H)	972	439
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.423%, 06/25/37 (A)	5,012	4,427

SEI Institutional Investments Trust / Annual Report / May 31, 2010	87

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	$372	$335
Terwin Mortgage Trust, Ser 2005- 9HGS, Cl A1
4.000%, 08/25/35 (A) (B)	468	438
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.515%, 11/26/21 (A) (B)	4,452	3,983
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	36	33

		49,025

Other Asset-Backed Securities — 3.1%
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, CI GI
0.557%, 06/14/37 (A) (B)	3,477	2,817
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (B)	5,651	5,673
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
1.023%, 01/25/32 (A)	422	326
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.638%, 10/14/33 (A) (B)	3,009	2,280
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,665	1,779
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-1, Cl 2A2
0.843%, 03/25/32 (A)	966	630
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	641	622
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	1,090	987
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,507
Citigroup Mortgage Loan Trust, Ser 2007-SHL1, Cl A
0.743%, 11/25/46 (A) (B)	1,186	536
CNH Equipment Trust, Ser 2009- B, Cl A3
2.970%, 03/15/13	131	132

CNH Equipment Trust, Ser 2009- C, Cl A3
1.850%, 12/16/13	130	131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CNH Equipment Trust, Ser 2010- A, Cl A3
1.540%, 07/15/14	$725	$725
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	1,849	1,765
Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 05/01/32 (A)	759	593
Consumer Funding LLC, Ser 2001-1, Cl A5
5.430%, 04/20/15	440	467
Countrywide Asset-Backed Certificates, Cl A
1.003%, 04/25/32 (A)	63	35
Countrywide Asset-Backed Certificates, Cl A1
0.673%, 07/25/36 (A) (B)	460	244
Countrywide Asset-Backed Certificates, Ser 2001-BC3, Cl A
0.823%, 12/25/31 (A)	51	25
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.943%, 06/25/33 (A)	115	105
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (A)	10,000	3,609
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M1
0.833%, 12/25/35 (A)	320	288
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (A)	208	130
Countrywide Asset-Backed Certificates, Ser 2007-7, Cl 2A2
0.503%, 10/25/47 (A)	7,500	5,843
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.543%, 02/25/37 (A) (B)	1,239	783
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.793%, 03/25/47 (A) (B)	936	383
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.637%, 02/15/34 (A)	888	411
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.577%, 12/15/35 (A)	2,052	803
Credit Suisse First Boston Mortgage Securities, Ser 2001- MH29, Cl A
5.600%, 09/25/31	451	457

Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF2
5.501%, 12/25/36	764	550

88	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF4
5.704%, 12/25/36	$1,584	$1,238
Credit-Based Asset Servicing and Securitization LLC, Ser 2007- CB4, Cl A1A
0.433%, 04/25/37 (A)	4,119	3,506
Credit-Based Asset Servicing and Securitization LLC, Ser 2007- RP1, Cl A
0.653%, 05/25/46 (A) (B)	13,043	7,905
Diamond Investment Grade CDO, Ser 1X, Cl A1
0.853%, 10/11/14 (G)	2,040	1,938
Embarcadero Aircraft Securitization Trust, Ser 2000- A, Cl A1
0.817%, 08/15/25 (A) (B)	3,248	1,656
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (A)	558	498
Fieldstone Mortgage Investment, Ser 2007-A, Cl 2A2
0.613%, 04/25/47 (A)	2,000	689
First Horizon Asset Back Trust, Ser 2004-HE2, Cl A
0.563%, 02/25/34 (A)	1,009	562
First Horizon Asset Back Trust, Ser 2006-HE2, Cl A
0.473%, 10/25/26 (A)	631	468
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A1
4.200%, 02/15/17 (B)	2,963	3,067
GE Seaco Finance Srl, Ser 2005- 1A, Cl A
0.587%, 11/17/20 (A) (B)	3,493	3,152
GMAC Mortgage Loan Trust, Ser 2005-HE3, Cl A1VN
0.603%, 02/25/36 (A)	6,404	2,496
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	452	460
GSAMP Trust, Ser 2003-SEA, Cl A1
0.743%, 02/25/33 (A)	1,885	1,410
GSAMP Trust, Ser 2006-SD2, Cl A1
0.453%, 05/25/46 (A) (B)	2,249	2,142
John Deere Owner Trust, Ser 2009-A, Cl A3
2.590%, 10/15/13	276	279
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	535	537

JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AF6
5.501%, 11/25/36	9,494	7,592

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.643%, 11/25/35 (A)	$4,318	$2,918
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.643%, 12/25/35 (A)	3,327	1,064
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.673%, 05/25/46 (A)	8,114	2,294
Lone Star CDO Funding, Ser IX, Cl A
0.936%, 12/15/12 (G)	2,985	2,895
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	5,520	2,444
Merit Securities, Ser 2003-13, CI A4
7.950%, 12/28/33 (A)	3,252	3,264
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	2,729	2,608
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (B)	6,556	6,640
MSCC Heloc Trust, Ser 2005-1, Cl A
0.533%, 07/25/17 (A)	495	322
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.147%, 11/25/24 (A)	8,152	8,446
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.796%, 04/25/24 (A)	4,540	4,677
Oakwood Mortgage Investors, Ser 2002-C, Cl AIO, IO
6.000%, 08/15/10	4,436	50
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.577%, 05/15/32 (A)	34	31
Park Place Securities, Ser 2004-MHQ1, Cl M1
1.043%, 12/25/34 (A)	7,391	7,198
Popular ABS Mortgage Pass- Through Trust, Ser 2007-A, Cl A3
0.653%, 06/25/47 (A)	10,380	3,895
RAAC Series, Ser 2007-RP4, Cl A
0.693%, 11/25/46 (A) (B)	14,437	7,028
RAAC Series, Ser 2007-SP3, Cl A1
1.543%, 09/25/47 (A)	389	268
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.857%, 12/15/32 (A)	12,024	12,487
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.416%, 01/25/23 (A)	2,491	2,474
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.426%, 01/25/27 (A)	2,830	2,665

SEI Institutional Investments Trust / Annual Report / May 31, 2010	89

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-5, Cl A4
2.016%, 07/25/23 (A)	$7,930	$8,361
SLM Student Loan Trust, Ser 2008-8, Cl A4
1.966%, 07/25/22 (A)	1,784	1,872
SLM Student Loan Trust, Ser 2010-1, Cl A
0.743%, 03/25/25 (A)	9,210	9,202
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.437%, 06/15/12 (A)	1,249	1,249
Textainer Marine Containers, Ser 2005-1A, Cl A
0.587%, 05/15/20 (A) (B)	3,450	3,133
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.433%, 04/25/37 (A)	3,416	3,269

		178,985

Total Asset-Backed Securities (Cost $374,654) ($ Thousands)		336,114

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FHLB
5.500%, 08/13/14 (C)	5,000	5,712
5.000%, 11/17/17	5,000	5,601
1.500%, 01/16/13 (C)	2,010	2,018
FHLMC
5.625%, 11/23/35	1,620	1,685
5.500%, 07/18/16	4,000	4,600
FICO STRIPS, PO (E)
4.840%, 09/26/19	180	123
4.790%, 06/06/19	470	327
4.750%, 03/07/19	1,450	1,024
4.650%, 11/02/18	3,410	2,471
4.580%, 08/03/18	9,280	6,834
4.520%, 05/11/18	3,620	2,704
4.510%, 04/06/18	2,920	2,191
4.480%, 02/08/18	960	726
0.000%, 09/26/19	1,655	1,129
FNMA
7.735%, 10/09/19 (E)	670	408
FNMA
7.125%, 01/15/30	4,090	5,383
6.250%, 05/15/29	3,730	4,468
5.375%, 06/12/17	250	286
5.250%, 08/01/12	2,800	3,019
5.000%, 02/13/17	5,000	5,605
1.250%, 06/22/12	5,500	5,524

Total U.S. Government Agency Obligations (Cost $59,382) ($ Thousands)		61,838

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.3%
County of Clark Nevada, RB
6.820%, 07/01/45	$2,120	$2,392
Los Angeles Unified School District, GO
6.758%, 07/01/34	1,930	2,098
Louisiana Public Facilities Authority, RB
4.500%, 02/01/14	722	733
North Texas Tollway Authority, RB
6.718%, 01/01/49	1,035	1,122
State of California, Build America Project, GO
7.550%, 04/01/39	1,760	1,864
7.300%, 10/01/39	6,815	7,003
State of California, GO
7.625%, 03/01/40	660	711
6.650%, 03/01/22	1,700	1,781
State of Illinois, GO
5.100%, 06/01/33	270	233

Total Municipal Bonds (Cost $17,170) ($ Thousands)		17,937

PURCHASED OPTIONS — 0.0%
July 2010 90Day EURO$ Future Call, Expires 06/28/2010, Strike Price $121.00*	348	234
September 2010 90Day EURO$ Future Call, Expires 08/30/2010, Strike Price $119.50*	94	192

Total Purchased Options (Cost $285) ($ Thousands)		426

CASH EQUIVALENTS — 2.0%
Evergreen Institutional Money Market Fund, Cl I, 0.090%**	3,318,666	3,319
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.090%**†	110,080,882	110,081

Total Cash Equivalents (Cost $113,400) ($ Thousands)		113,400

COMMERCIAL PAPER — 0.4%
BNP Paribas Finance 0.230%, 06/03/10	23,320	23,319

Total Commercial Paper (Cost $23,320) ($ Thousands)		23,319

AFFILIATED PARTNERSHIP — 7.4%
SEI Liquidity Fund, L.P. 0.240%**†	431,338,806	421,924

Total Affiliated Partnership (Cost $431,339) ($ Thousands)		421,924

90	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)/Contracts	Market Value ($ Thousands)

REPURCHASE AGREEMENTS — 5.1%
Barclays 0.160%, dated 05/28/10, to be repurchased on 06/01/10, repurchase price $140,702,501 (collateralized by U.S. Government obligations, par value $142,623,000, 0.875%, 01/31/12 with total market value $143,514,000)	$140,700	$140,700
Deutsche 0.180%, dated 05/28/10, to be repurchased on 06/01/10, repurchase price $147,602,952 (collateralized by U.S. Government Agency obligations, par value $150,894,000, 0.00%, 01/24/11; with total market value $150,552,000)	147,600	147,600

Total Repurchase Agreements (Cost $288,300) ($ Thousands)		288,300

Total Investments — 116.1% (Cost $6,665,423) ($ Thousands)		$6,625,828

WRITTEN OPTIONS — 0.0%
September 2010 90Day EURO$ Future Call, Expires 09/14/10, Strike Price $99.25*	(75)	$(23)
September 2010 90Day EURO$ Future Call, Expires 08/30/2010, Strike Price $121.00*	(136)	(183)
September 2010 90Day EURO$ Future Put, Expires 08/30/2010, Strike Price $115.00*	(136)	(58)

Total Written Options (Premiums Received $234) ($ Thousands)		(264)

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(26)	Dec-2010	$(240)
90-Day Euro$	(26)	Jun-2011	(227)
90-Day Euro$	(26)	Mar-2011	(234)
90-Day Euro$	241	Sep-2010	18
90-Day Euro$	(26)	Sep-2010	(241)
U.S. 10-Year Treasury Note	33	Sep-2010	5
U.S. 10-Year Treasury Note	(9)	Sep-2010	7
U.S. 2-Year Treasury Note	1	Jul-2010	2
U.S. 2-Year Treasury Note	85	Oct-2010	20
U.S. 5-Year Treasury Note	2,175	Oct-2010	(221)
U.S. Long Treasury Bond	208	Oct-2010	(379)
U.S. Long Treasury Bond	(389)	Oct-2010	954
U.S. Ultra Long Treasury Bond	233	Oct-2010	(663)

			$(1,199)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at May 31, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
8/17/10	EUR	6,938	USD	8,945	$385
8/17/10	USD	8,451	EUR	6,649	(247)

					$138

Percentages are based on Net Assets of $5,705,708 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Variable Rate Security—The rate reported is the rate in effect as of May 31, 2010. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $419,251 ($ Thousands).

(D)	Security in default on interest payments.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of this security as of May 31, 2010 was $421,924 ($ Thousands).

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2010 was $15,513 ($ Thousands) and represented 0.27% of net assets.

(H)	Securities considered illiquid. The total value of such securities as of May 31, 2010 was $700 ($ Thousands) and represented 0.01% of net assets. (Unaudited in regards to illiquid status)
(I)	Step Bond—The rate reported is the effective yield on May 31, 2010. The coupon on a step bond changes on a specific date.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Fair Isaac Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only—face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $O or have been rounded to $O.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	91

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Concluded)

May 31, 2010

A summary of outstanding swap agreements held by the Fund at May 31, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Cmbx-Na-Aj 1 Index	BUY	(0.84)	10/12/52	3,850	$(1,450)
Bank of America	Cmbx-Na-Aj 1 Index	BUY	(0.84)	10/12/52	5,500	(2,121)
Bank of America	Cmbx-Na-Aj 1 Index	BUY	(0.84)	10/12/52	4,445	(160)
Barclays Bank PLC	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(4,680)	(1,988)
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(4,581)	268
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(3,984)	269
Barclays Bank PLC	Cmbx-Na-Aj 1 Index	BUY	(0.84)	10/12/52	4,880	(1,908)
Barclays Bank PLC	Cmbx-Na-Aj 1 Index	BUY	(0.84)	10/12/52	2,000	248
Barclays Bank PLC	Cmbx-Na-Aj 1 Index	BUY	(0.84)	10/12/52	2,000	227
Citigroup	ABX.HE.AAA 06-2 Index	SELL	0.11	05/25/46	(2,067)	(226)
Citigroup	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(3,545)	(1,495)
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(4,083)	476
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(5,478)	533
Citigroup	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.73)	03/20/14	1,435	(104)
Citigroup	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.40)	03/20/15	1,200	(79)
Citigroup	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	1,020	32
Citigroup	Home Depot, 5.875% 12/16/36	BUY	(2.67)	03/20/14	5,100	(437)
Citigroup	Lowes Cos. Inc., 8.250% 06/01/10	BUY	(1.20)	03/20/14	5,320	(144)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(4,612)	(261)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(4,889)	(311)
Credit Suisse	ABX.HE.AAA 06-1 Index	SELL	0.09	08/25/37	(4,000)	(211)
Credit Suisse	Cmbx-Na-Aj 1 Index	BUY	(0.84)	10/12/52	390	(151)
Credit Suisse	General Electric Corp., 5.625% 09/15/17	SELL	6.55	12/20/10	(2,570)	102
Credit Suisse	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	2,250	80
Credit Suisse	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	1,280	(13)
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	6,700	307
Deutsche Bank	Centex Corporation, 5.250% 06/15/15	BUY	(4.40)	12/20/13	600	(73)
Deutsche Bank	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,650	(89)
Deutsche Bank	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	600	(28)
Deutsche Bank	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	800	13
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	3,050	114
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	2,250	119
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	1,280	(13)
Goldman Sachs	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(3,505)	(207)
Goldman Sachs	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,420)	(549)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	795	13
Goldman Sachs	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,600	64
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.56)	12/20/12	1,970	(144)
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.56)	12/20/12	1,375	(104)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(2,100)	(230)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,200)	(527)
Morgan Stanley	Berkshire Hathaway Inc., 4.625% 10/15/13	SELL	4.00	03/20/11	(5,400)	165
Morgan Stanley	CDX.IG HVOL.12 Index	SELL	5.00	06/20/14	(6,090)	738
Morgan Stanley	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	600	(28)
Royal Bank of Scotland	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,767)	(156)

						$(9,439)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Deutsche Bank	2.90%	3-Month LIBOR	02/28/14	87,200,000	$(3,625)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	11/15/27	29,630,000	(1,373)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	02/15/25	19,470,000	(949)

					$(5,947)

92	SEI Institutional Investments Trust / Annual Report / May 31, 2010

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$2,602,155	$13,273	$2,615,428
Corporate Obligations	—	1,532,533	265	1,532,798
U.S. Treasury Obligations	—	1,214,344	—	1,214,344
Affiliated Partnership	—	421,924	—	421,924
Asset-Backed Securities	—	332,780	3,334	336,114
U.S. Government Agency Obligations	—	61,838	—	61,838
Municipal Bonds	—	17,937	—	17,937
Cash Equivalents	113,400	—	—	113,400
Commercial Paper	—	23,319	—	23,319
Purchased Options	426	—	—	426
Repurchase Agreements	—	288,300	—	288,300

Total Investments in Securities	$113,826	$6,495,130	$16,872	$6,625,828

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(264)	$—	$—	$(264)

Total Liabilities	$(264)	$—	$—	$(264)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$(1,199)	$—	$—	$(1,199)
Credit Default Swaps	—	(9,439)	—	(9,439)
Interest Rate Swaps	—	(5,947)	—	(5,947)
Forwards Contracts	—	138	—	138

Total Other Financial Instruments	$(1,199)	$(15,248)	$—	$(16,447)

	Investments in Corporate Obligations	Investments in Mortgage-Backed Securities	Investments in Asset-Backed Securities
Beginning balance as of June 1, 2009	$442	$6,160	$6,790
Accrued discounts/premiums	43	108	9
Realized gain/(loss)	—	361	39
Change in unrealized appreciation/ (depreciation)	66	2,614	836
Net purchases/sales	(286)	4,030	(4,340)
Net transfer in and/or out of Level 3	—	—	—

Ending balance as of May 31, 2010	$265	$13,273	$3,334

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$(52)	$2,620	$701

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	93

SCHEDULE OF INVESTMENTS

High Yield Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 84.4%

Consumer Discretionary — 16.6%
Adelphia Communications (escrow security)
10.250%, 06/15/11 (B)	$125	$2
7.875%, 01/15/09 (B)	250	3
7.750%, 05/01/09 (B)	75	1
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/04	25	—
America West Airlines LLC
8.057%, 07/02/20	2,094	2,099
American Airlines
13.000%, 08/01/16	2,544	2,817
American Tire Distributors
9.750%, 06/01/17 (A)	775	765
Ameristar Casinos
9.250%, 06/01/14	1,050	1,076
Amscan Holdings
8.750%, 05/01/14	2,811	2,762
ArvinMeritor
8.125%, 09/15/15	1,295	1,201
Ashtead Capital
9.000%, 08/15/16 (A)	2,324	2,312
Avis Budget Car Rental LLC
7.750%, 05/15/16	705	656
Beazer Homes USA
12.000%, 10/15/17	1,290	1,432
9.125%, 06/15/18	460	432
8.125%, 06/15/16	810	741
Belo
8.000%, 11/15/16	2,575	2,581
7.750%, 06/01/27	2,025	1,721

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bon-Ton Department Stores
10.250%, 03/15/14	$715	$711
Boyd Gaming
7.125%, 02/01/16	1,375	1,176
Brunswick
11.250%, 11/01/16 (A)	1,440	1,613
Burlington Coat Factory Investment Holdings
14.500%, 10/15/14	4,480	4,704
Burlington Coat Factory Warehouse
11.125%, 04/15/14	1,435	1,482
Cablevision Systems
8.625%, 09/15/17 (A)	1,170	1,176
8.000%, 04/15/20	535	527
7.750%, 04/15/18	900	880
Charter Communications Operating LLC
10.875%, 09/15/14 (A)	530	579
Continental Airlines 2000-1 Class B Pass Through Trust
8.388%, 11/01/20	1,168	1,110
Couche-Tard US
7.500%, 12/15/13	330	329
Dana (escrow security) (B)
7.000%, 03/01/09	175	4
7.000%, 03/15/28	200	5
6.500%, 03/15/08	100	2
6.500%, 03/01/29	1,100	28
Dave & Buster’s
11.250%, 03/15/14	2,081	2,201
Delta Air Lines
7.711%, 09/18/11	1,900	1,881
Dex One
12.000%, 01/29/17	724	702
Dillard’s
7.875%, 01/01/23	50	45
7.750%, 07/15/26	99	85
7.750%, 05/15/27	540	470
7.000%, 12/01/28	150	128
6.625%, 01/15/18	351	328
DISH DBS
7.125%, 02/01/16	3,200	3,136
Dollar General
11.875%, 07/15/17	1,520	1,733
Eastman Kodak
9.750%, 03/01/18 (A)	1,700	1,687
7.250%, 11/15/13	2,930	2,827
Easton-Bell Sports
9.750%, 12/01/16 (A)	2,310	2,385
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,102	937
El Pollo Loco
11.750%, 12/01/12	2,250	2,273

94	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Equinox Holdings
9.500%, 02/01/16 (A)	$1,240	$1,215
Ferrellgas
9.125%, 10/01/17 (A)	2,500	2,588
Fontainebleau Las Vegas
11.000%, 06/15/15 (A) (B)	3,500	39
Ford Motor
7.450%, 07/16/31	1,975	1,758
Ford Motor, Ser 1999-
6.375%, 02/01/29	1,080	837
Games Merger
11.000%, 06/01/18 (A)	9,045	8,909
Gaylord Entertainment
6.750%, 11/15/14	310	287
Goodyear Tire & Rubber
10.500%, 05/15/16	325	345
9.000%, 07/01/15	51	52
8.750%, 08/15/20	110	110
8.625%, 12/01/11	831	854
Gray Television
10.500%, 06/29/15 (A)	1,298	1,227
GWR Operating Partnership LLP
10.875%, 04/01/17 (A)	835	819
Hanesbrands
8.000%, 12/15/16	2,730	2,771
Hanesbrands, Ser B
3.831%, 12/15/14 (C)	985	921
Harrah’s Operating
12.750%, 04/15/18 (A)	400	370
11.250%, 06/01/17	9,245	9,684
10.000%, 12/15/18	5,706	4,508
5.750%, 10/01/17	1,000	591
Hertz
8.875%, 01/01/14	1,480	1,487
Hillman Group
10.875%, 06/01/18 (A)	560	556
HSN
11.250%, 08/01/16	1,700	1,879
Inergy
8.750%, 03/01/15	850	867
8.250%, 03/01/16	515	520
6.875%, 12/15/14	245	240
Intcomex
13.250%, 12/15/14 (A)	3,315	3,398
Isle of Capri Casinos
7.000%, 03/01/14	590	510
Jarden
8.000%, 05/01/16	640	654
7.500%, 05/01/17	1,610	1,578
JC Penney
7.400%, 04/01/37	1,860	1,911
K Hovnanian Enterprises
7.500%, 05/15/16	685	514
6.250%, 01/15/15	835	655

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Landry’s Restaurants
11.625%, 12/01/15 (A)	$2,514	$2,621
11.625%, 12/01/15 (A)	936	976
Lear
8.125%, 03/15/20	980	958
7.875%, 03/15/18	965	941
Levi Strauss
7.625%, 05/15/20 (A)	990	965
Libbey Glass
10.000%, 02/15/15 (A)	885	918
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,465	3,491
Live Nation Entertainment
8.125%, 05/15/18 (A)	1,585	1,569
M/I Homes
6.875%, 04/01/12	640	622
MCE Finance
10.250%, 05/15/18 (A)	1,430	1,423
McJunkin Red Man
9.500%, 12/15/16 (A)	1,050	1,019
MDC Partners
11.000%, 11/01/16 (A)	3,400	3,638
MGM Mirage
11.375%, 03/01/18 (A)	5,995	5,545
11.125%, 11/15/17 (A)	595	644
10.375%, 05/15/14 (A)	775	823
9.000%, 03/15/20 (A)	3,985	3,995
7.500%, 06/01/16	2,375	1,900
6.875%, 04/01/16	250	191
6.750%, 04/01/13	1,235	1,081
5.875%, 02/27/14	3,085	2,491
Michaels Stores
11.375%, 11/01/16 (A)	21	22
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	905	670
6.875%, 02/15/15	250	182
MTR Gaming Group
12.625%, 07/15/14	1,055	1,055
NCL
11.750%, 11/15/16 (A)	1,210	1,295
Neiman-Marcus Group PIK
9.000%, 10/15/15	1,868	1,824
Niska Gas Storage US LLC
8.875%, 03/15/18 (A)	1,845	1,854
Norcraft
10.500%, 12/15/15 (A)	625	656
Norcraft Holdings
9.750%, 09/01/12	671	611
OSI Restaurant Partners
10.000%, 06/15/15	3,533	3,462
Peninsula Gaming LLC
10.750%, 08/15/17 (A)	1,740	1,714
8.375%, 08/15/15 (A)	3,150	3,166

SEI Institutional Investments Trust / Annual Report / May 31, 2010	95

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penn National Gaming
6.750%, 03/01/15	$3,490	$3,446
Penske Auto Group
7.750%, 12/15/16	1,700	1,602
Phillips-Van Heusen
7.375%, 05/15/20	5,540	5,568
Pinnacle Entertainment
8.750%, 05/15/20 (A)	6,370	5,892
Quiksilver
6.875%, 04/15/15	1,755	1,535
QVC
7.500%, 10/01/19 (A)	4,215	4,110
7.375%, 10/15/20 (A)	470	456
River Rock Entertainment Authority
9.750%, 11/01/11	4,717	4,399
RJ Tower
12.000%, 06/01/13 (B)	210	1
Royal Caribbean Cruises
11.875%, 07/15/15	900	1,021
7.250%, 06/15/16	640	616
7.000%, 06/15/13	925	910
RSC Equipment Rental
9.500%, 12/01/14	3,505	3,330
Sabre Holdings
8.350%, 03/15/16	2,100	1,932
Salem Communications
9.625%, 12/15/16	1,152	1,166
Sally Holdings LLC
9.250%, 11/15/14	1,615	1,655
San Pasqual Casino
8.000%, 09/15/13 (A)	1,530	1,453
Sbarro
10.375%, 02/01/15	1,866	1,437
Sealy Mattress
8.250%, 06/15/14	3,690	3,672
Service International
7.375%, 10/01/14	1,035	1,045
6.750%, 04/01/15	1,895	1,876
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	1,685	1,314
Simmons Bedding
11.250%, 07/15/15 (A)	4,710	5,004
Sinclair Broadcast Group
8.000%, 03/15/12	2,025	2,000
Sirius XM Radio
9.750%, 09/01/15 (A)	1,380	1,463
8.750%, 04/01/15 (A)	2,000	1,940
Speedway Motorsports
8.750%, 06/01/16	1,750	1,829
Stanadyne Holdings
12.000%, 02/15/15	1,500	1,080
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	475	423

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Standard Pacific Escrow LLC
10.750%, 09/15/16	$2,275	$2,468
8.375%, 05/15/18	1,049	1,005
Starwood Hotels & Resorts Worldwide
6.750%, 05/15/18	1,390	1,373
Station Casinos
6.875%, 03/01/16 (B)	960	8
6.625%, 03/15/18 (B)	2,090	16
Steinway Musical Instruments
7.000%, 03/01/14 (A)	5,070	4,893
Suburban Propane Partners
7.375%, 03/15/20	2,500	2,488
Sun Media
7.625%, 02/15/13	505	501
Tenneco
8.625%, 11/15/14	585	579
Travelport LLC
11.875%, 09/01/16	7,455	7,511
9.875%, 09/01/14	690	688
4.877%, 09/01/14 (C)	1,444	1,343
TRW Automotive (A)
7.250%, 03/15/17	575	558
7.000%, 03/15/14	840	825
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	1,970	1,960
UAL Pass Through Trust Series 2000-1
8.030%, 07/01/11	540	804
United Air Lines
12.000%, 11/01/13 (A)	1,735	1,774
10.400%, 11/01/16	1,662	1,803
9.875%, 08/01/13 (A)	1,370	1,401
9.750%, 01/15/17	1,415	1,521
United Air Lines, Ser 95A1
9.020%, 04/19/12 (B)	530	132
United Components
9.375%, 06/15/13	1,030	1,025
Univision Communications
9.750%, 03/15/15 (A)	4,329	3,674
Vail Resorts
6.750%, 02/15/14	1,970	1,960
Videotron
6.875%, 01/15/14	1,234	1,228
VWR Funding
10.250%, 07/15/15	3,777	3,815
WMG Acquisition
9.500%, 06/15/16 (A)	2,600	2,691
Wynn Las Vegas LLC
7.875%, 05/01/20 (A)	620	611
7.875%, 11/01/17 (A)	155	153

		271,704

96	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 8.9%
Accellent
10.500%, 12/01/13	$915	$883
8.375%, 02/01/17 (A)	1,705	1,645
Alion Science and Technology
12.000%, 11/01/14 (A)	8	8
12.000%, 11/01/14 (A)	3,590	3,572
Alliance One International
10.000%, 07/15/16 (A)	220	225
10.000%, 07/15/16 (A)	715	729
American Renal Holdings
8.375%, 05/15/18 (A)	3,830	3,725
Apria Healthcare Group
12.375%, 11/01/14 (A)	5,120	5,478
Avis Budget Car Rental LLC
9.625%, 03/15/18 (A)	1,745	1,745
B&G Foods
7.625%, 01/15/18	2,920	2,913
Bausch & Lomb
9.875%, 11/01/15	2,190	2,234
Biomet
11.625%, 10/15/17	7,300	7,793
Bumble Bee Foods LLC
7.750%, 12/15/15 (A)	630	627
C&S Group Enterprises LLC
8.375%, 05/01/17 (A)	4,225	4,035
Catalent Pharma Solutions
9.500%, 04/15/15	5,314	5,168
Central Garden and Pet
8.250%, 03/01/18	940	931
Chiquita Brands International
8.875%, 12/01/15	1,495	1,454
Constellation Brands
8.375%, 12/15/14	2,000	2,080
7.250%, 05/15/17	1,250	1,237
7.250%, 09/01/16	2,190	2,179
Cott Beverages
8.375%, 11/15/17 (A)	2,325	2,348
Dean Foods
7.000%, 06/01/16	690	634
DJO Finance LLC
10.875%, 11/15/14 (A)	825	858
10.875%, 11/15/14	1,905	1,981
Dole Food
13.875%, 03/15/14	517	597
8.000%, 10/01/16 (A)	405	406
Fleming
10.125%, 04/01/08 (B) (F)	943	—
HCA
9.875%, 02/15/17 (A)	170	179
9.625%, 11/15/16	9,111	9,589
9.250%, 11/15/16	4,820	5,061
8.500%, 04/15/19 (A)	2,640	2,759
7.875%, 02/15/20 (A)	4,010	4,080

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JBS USA LLC
11.625%, 05/01/14	$560	$615
JohnsonDiversey
8.250%, 11/15/19 (A)	1,410	1,445
Johnsondiversey Holdings
10.500%, 05/15/20 (A)	2,595	2,790
Lantheus Medical Imaging
9.750%, 05/15/17 (A)	2,965	2,846
Laureate Education
11.750%, 08/15/17 (A)	1,100	1,133
10.000%, 08/15/15 (A)	525	530
Novasep Holding SAS
9.750%, 12/15/16 (A)	870	844
Pantry
7.750%, 02/15/14	3,785	3,634
PharmaNet Development Group
10.875%, 04/15/17 (A)	2,775	2,720
Radiation Therapy Services
9.875%, 04/15/17 (A)	1,815	1,761
Rite Aid
10.375%, 07/15/16	3,455	3,524
10.250%, 10/15/19	1,170	1,191
9.750%, 06/12/16	2,340	2,483
9.500%, 06/15/17	3,720	2,985
9.375%, 12/15/15	705	580
7.500%, 03/01/17	1,080	972
RSC Equipment Rental
10.000%, 07/15/17 (A)	2,000	2,153
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	1,000	892
ServiceMaster
10.750%, 07/15/15 (A)	5,675	5,675
7.450%, 08/15/27	1,500	1,125
7.250%, 03/01/38	1,145	790
7.100%, 03/01/18	1,155	970
Smithfield Foods
7.750%, 07/01/17	580	545
Spectrum Brands
12.000%, 08/28/19	2,005	2,125
SuperValu
8.000%, 05/01/16	3,725	3,669
Ticketmaster Entertainment LLC
10.750%, 08/01/16	5,495	5,962
Tops Markets LLC
10.125%, 10/15/15 (A)	1,330	1,373
United Rentals North America
10.875%, 06/15/16	3,000	3,195
9.250%, 12/15/19	1,085	1,089
Universal Hospital Services
8.500%, 06/01/15	960	922
US Oncology
9.125%, 08/15/17	1,620	1,634
US Oncology Holdings
6.427%, 03/15/12 (C)	1,270	1,165

SEI Institutional Investments Trust / Annual Report / May 31, 2010	97

\

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vanguard Health Holding II LLC
8.000%, 02/01/18	$2,965	$2,817
Yankee Acquisition, Ser B
9.750%, 02/15/17	2,320	2,337

		145,644

Energy — 7.6%
American Petroleum Tankers LLC
10.250%, 05/01/15 (A)	585	579
Antero Resources Finance
9.375%, 12/01/17 (A)	990	970
Aquilex Holdings LLC
11.125%, 12/15/16 (A)	2,220	2,220
Arch Coal
8.750%, 08/01/16 (A)	2,390	2,438
Atlas Energy Operating LLC
12.125%, 08/01/17	190	211
10.750%, 02/01/18	1,845	1,956
Aventine Renewable Energy Holdings
13.000%, 03/15/15 (A) (F) (I)	932	979
Basic Energy Services
11.625%, 08/01/14	1,300	1,411
Bill Barrett
9.875%, 07/15/16	1,000	1,035
Calfrac Holdings
7.750%, 02/15/15 (A)	3,000	2,910
Chesapeake Energy
9.500%, 02/15/15	2,545	2,755
7.500%, 06/15/14	219	224
6.875%, 01/15/16	560	573
6.500%, 08/15/17	875	851
Cloud Peak Energy Resources LLC
8.250%, 12/15/17 (A)	1,205	1,190
Complete Production Services
8.000%, 12/15/16	760	749
Compton Petroleum Finance
7.625%, 12/01/13	350	273
Consol Energy
8.250%, 04/01/20 (A)	2,090	2,134
8.000%, 04/01/17 (A)	2,200	2,236
Continental Resources
7.375%, 10/01/20 (A)	2,500	2,438
Copano Energy LLC
7.750%, 06/01/18	2,930	2,784
Crosstex Energy
8.875%, 02/15/18 (A)	2,175	2,142
Denbury Resources
9.750%, 03/01/16	675	721
7.500%, 04/01/13	375	377
Drummond
9.000%, 10/15/14 (A)	1,220	1,214
Dynegy Holdings
8.375%, 05/01/16	1,000	825
7.750%, 06/01/19	3,930	2,839

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.625%, 10/15/26	$1,230	$799
7.500%, 06/01/15	1,900	1,558
El Paso
8.250%, 02/15/16	470	486
7.420%, 02/15/37	1,000	858
7.250%, 06/01/18	2,425	2,375
7.000%, 06/15/17	270	264
Forbes Energy Services LLC
11.000%, 02/15/15	806	746
Forest Oil
8.500%, 02/15/14	385	396
8.000%, 12/15/11	800	832
7.250%, 06/15/19	2,490	2,344
General Maritime
12.000%, 11/15/17 (A)	1,215	1,245
Global Geophysical Services
10.500%, 05/01/17 (A)	540	518
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	3,290	3,224
Hercules Offshore
10.500%, 10/15/17 (A)	1,260	1,172
Hilcorp Energy I
8.000%, 02/15/20 (A)	1,280	1,242
Holly
9.875%, 06/15/17 (A)	3,135	3,166
International Coal Group
9.125%, 04/01/18	1,165	1,165
Key Energy Services
8.375%, 12/01/14	960	955
Linn Energy LLC
11.750%, 05/15/17 (A)	260	287
8.625%, 04/15/20 (A)	3,900	3,861
MarkWest Energy Partners
8.750%, 04/15/18	1,045	1,055
MarkWest Energy Partners, Ser B
8.500%, 07/15/16	250	251
Murray Energy
10.250%, 10/15/15 (A)	1,150	1,144
Newfield Exploration
7.125%, 05/15/18	5,635	5,565
6.875%, 02/01/20	2,075	2,002
NFR Energy LLC
9.750%, 02/15/17 (A)	1,900	1,777
OPTI Canada
9.000%, 12/15/12 (A)	275	276
8.250%, 12/15/14	3,445	2,945
7.875%, 12/15/14	1,605	1,364
Parker Drilling
9.125%, 04/01/18 (A)	3,010	2,860
Penn Virginia
10.375%, 06/15/16	400	426
Petrohawk Energy
10.500%, 08/01/14	2,185	2,311

98	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

9.125%, 07/15/13	$1,335	$1,368
7.875%, 06/01/15	1,895	1,836
Petroleum Development
12.000%, 02/15/18	2,325	2,395
Pioneer Drilling
9.875%, 03/15/18 (A)	1,060	1,049
Plains Exploration & Production
10.000%, 03/01/16	1,140	1,183
7.750%, 06/15/15	75	73
7.625%, 06/01/18	350	327
7.625%, 04/01/20	725	671
7.000%, 03/15/17	600	549
Quicksilver Resources
11.750%, 01/01/16	2,200	2,398
9.125%, 08/15/19	180	180
7.125%, 04/01/16	2,970	2,680
Range Resources
8.000%, 05/15/19	4,575	4,712
7.500%, 05/15/16	350	351
SandRidge Energy
9.875%, 05/15/16 (A)	1,595	1,571
8.750%, 01/15/20 (A)	2,280	2,063
8.625%, 04/01/15	2,290	2,130
Southwestern Energy
7.500%, 02/01/18	1,125	1,181
Targa Resources Partners
11.250%, 07/15/17 (A)	4,435	4,768
Tesoro
9.750%, 06/01/19	2,800	2,863
Thermon Industries
9.500%, 05/01/17 (A)	1,790	1,772

		124,623

Financials — 12.7%
Algoma Acquisition
9.875%, 06/15/15 (A)	1,400	1,302
ALH Finance LLC
8.500%, 01/15/13	2,365	2,306
Alliant Holdings
11.000%, 05/01/15 (A)	3,350	3,337
Allied Capital
6.625%, 07/15/11	1,525	1,530
6.000%, 04/01/12	1,345	1,347
Ally Financial
8.000%, 11/01/31	3,883	3,534
8.000%, 12/31/18	1,250	1,175
6.875%, 08/28/12	2,925	2,888
6.750%, 12/01/14	2,506	2,387
6.625%, 05/15/12	354	349
American General Finance MTN
5.375%, 10/01/12	100	90
4.875%, 07/15/12	360	324
American International Group
8.175%, 05/15/58 (C)	2,100	1,638

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America
8.000%, 12/29/49 (C)	$635	$610
Capital One Capital V
10.250%, 08/15/39	1,545	1,661
Cardtronics
9.250%, 08/15/13	2,040	2,040
Cemex Finance LLC
9.500%, 12/14/16 (A)	6,720	6,132
CEVA Group
11.625%, 10/01/16 (A)	3,155	3,289
11.500%, 04/01/18 (A)	2,500	2,575
Chukchansi Economic Development Authority
4.123%, 11/15/12 (A) (C)	2,185	1,486
CIT Group
7.000%, 05/01/13	483	465
7.000%, 05/01/14	4,709	4,427
7.000%, 05/01/15	824	760
7.000%, 05/01/16	5,392	4,893
7.000%, 05/01/17	4,040	3,646
Citigroup Capital XXI
8.300%, 12/21/57 (C)	635	606
City National Bank
9.000%, 08/12/19	4,062	4,062
City National Capital Trust I
9.625%, 02/01/40	1,975	2,012
Credit Acceptance
9.125%, 02/01/17 (A)	2,600	2,626
Delphi Financial Group
7.875%, 01/31/20	4,050	4,384
DuPont Fabros Technology
8.500%, 12/15/17‡ (A)	450	454
E*Trade Financial
7.875%, 12/01/15	825	759
E*Trade Financial PIK
12.500%, 11/30/17	2,010	2,231
Express LLC
8.750%, 03/01/18 (A)	790	796
Felcor Lodging
10.000%, 10/01/14‡	1,320	1,320
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,420	3,916
Ford Motor Credit LLC
12.000%, 05/15/15	1,070	1,247
8.700%, 10/01/14	3,235	3,327
8.000%, 06/01/14	2,000	2,022
8.000%, 12/15/16	2,100	2,104
7.000%, 10/01/13	8,445	8,518
7.000%, 04/15/15	2,965	2,935
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	872
Genworth Financial
6.500%, 06/15/34	1,045	916

SEI Institutional Investments Trust / Annual Report / May 31, 2010	99

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.150%, 11/15/66 (C)	$5,472	$3,803
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	4,200	3,003
Hellas II
6.881%, 01/15/15 (A) (B) (C)	2,100	63
Host Hotels & Resorts
9.000%, 05/15/17‡	470	498
Host Hotels & Resorts L.P.
6.875%, 11/01/14‡	545	541
Host Marriott LP, Ser Q
6.750%, 06/01/16‡	1,600	1,568
HUB International Holdings
10.250%, 06/15/15 (A)	410	375
9.000%, 12/15/14 (A)	2,270	2,134
Icahn Enterprises
8.000%, 01/15/18 (A)	3,400	3,196
7.750%, 01/15/16 (A)	4,800	4,512
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	1,770	1,080
International Lease Finance
8.750%, 03/15/17 (A)	4,955	4,534
8.625%, 09/15/15 (A)	4,430	4,076
6.375%, 03/25/13	2,630	2,393
5.650%, 06/01/14	790	679
Ironshore Holdings US
8.500%, 05/15/20 (A)	5,000	4,975
LBG Capital No.1
7.875%, 11/01/20	1,005	789
Lehman Brothers Holdings MTN
6.875%, 05/02/18 (B)	3,500	752
5.625%, 01/24/13 (B)	1,000	217
Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	1,530	1,188
Lincoln National
6.050%, 04/20/67 (C)	370	285
Lloyds Banking Group
6.267%, 11/14/16 (A)	310	164
5.920%, 09/29/49 (A) (C)	470	249
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,000	—
MBIA
5.700%, 12/01/34	2,390	1,283
MetLife Capital Trust X
9.250%, 04/08/38 (A) (C)	3,135	3,417
National Life Insurance
10.500%, 09/15/39 (A)	1,100	1,239
Nuveen Investments
10.500%, 11/15/15	11,010	9,909
5.500%, 09/15/15	765	581
Ohio Casualty
7.300%, 06/15/14	1,050	1,136
Omega Healthcare Investors
7.500%, 02/15/20‡ (A)	3,505	3,470

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penson Worldwide
12.500%, 05/15/17 (A)	$1,270	$1,259
Pinnacle Foods Finance LLC
10.625%, 04/01/17	1,675	1,721
9.250%, 04/01/15	170	170
9.250%, 04/01/15 (A)	1,745	1,741
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (C)	2,640	1,901
Protective Life
8.450%, 10/15/39	3,140	3,272
Rabobank Nederland
11.000%, 12/31/49 (A) (C)	1,465	1,777
Realogy
12.375%, 04/15/15	950	712
10.500%, 04/15/14	1,660	1,411
Regions Financing Trust II
6.625%, 05/15/47 (C)	470	341
Reynolds Group Issuer
8.500%, 05/15/18 (A)	2,345	2,228
7.750%, 10/15/16 (A)	6,650	6,583
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	3,070	2,579
4.136%, 02/01/14 (A) (C)	445	356
SSI Investments II
11.125%, 06/01/18 (A)	780	768
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,362
Susser Holdings LLC
8.500%, 05/15/16 (A)	4,015	3,965
Symetra Financial
6.125%, 04/01/16 (A)	565	559
UCI Holdco
8.257%, 12/15/13 (C)	1,255	1,193
Unitrin
6.000%, 05/15/17	1,140	1,117
Universal City Development Partners
10.875%, 11/15/16 (A)	2,470	2,495
8.875%, 11/15/15 (A)	1,515	1,500
USI Holdings
9.750%, 05/15/15 (A)	3,687	3,355
Ventas Realty LP
7.125%, 06/01/15‡	1,026	1,065
6.750%, 04/01/17‡	775	777
XL Capital
6.500%, 12/31/49 (C)	750	525
Yankee Acquisition, Ser B
8.500%, 02/15/15	1,705	1,709
Zions Bancorporation
5.650%, 05/15/14	160	150

		207,998

Health Care — 3.9%
Biomet
10.375%, 10/15/17	6,935	7,377

100	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

10.000%, 10/15/17	$4,220	$4,463
BioScrip
10.250%, 10/01/15 (A)	4,780	4,660
Community Health Systems
8.875%, 07/15/15	2,075	2,124
Cooper
7.125%, 02/15/15	1,185	1,179
Health Management Associates
6.125%, 04/15/16	2,140	2,009
Healthsouth
8.125%, 02/15/20	3,210	3,114
Inverness Medical Innovations
9.000%, 05/15/16	5,650	5,565
Mylan
7.875%, 07/15/20 (A)	1,495	1,497
7.625%, 07/15/17 (A)	5,815	5,859
Omnicare
7.750%, 06/01/20	6,340	6,356
Phibro Animal Health
13.000%, 08/01/14 (A)	1,000	1,015
Psychiatric Solutions
7.750%, 07/15/15	1,000	1,025
ReAble Therapeutics Finance LLC
11.750%, 11/15/14	3,127	3,197
Select Medical
7.625%, 02/01/15	4,970	4,672
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,736	1,701
Talecris Biotherapeutics Holdings
7.750%, 11/15/16 (A)	1,990	1,940
Tenet Healthcare
10.000%, 05/01/18 (A)	45	49
9.250%, 02/01/15	1,990	2,045
8.875%, 07/01/19 (A)	495	519
United Surgical Partners International
8.875%, 05/01/17	105	105
United Surgical Partners International PIK
9.250%, 05/01/17	3,190	3,166

		63,637

Industrials — 7.0%
ACCO Brands
10.625%, 03/15/15	3,605	3,902
7.625%, 08/15/15	905	842
Actuant
6.875%, 06/15/17	2,575	2,433
Aleris International PIK
9.000%, 12/15/14 (B)	950	5
Aleris International
10.000%, 12/15/16 (B)	1,675	11
Alliant Techsystems
6.750%, 04/01/16	3,300	3,250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Allison Transmission
11.000%, 11/01/15 (A)	$1,558	$1,628
American Axle & Manufacturing
7.875%, 03/01/17	1,705	1,509
Ames True Temper
10.000%, 07/15/12	1,115	1,076
4.303%, 01/15/12 (C)	1,730	1,631
Amsted Industries
8.125%, 03/15/18 (A)	3,730	3,693
ArvinMeritor
10.625%, 03/15/18	610	625
Associated Materials
11.250%, 03/01/14 (D)	910	905
Associated Materials LLC
9.875%, 11/15/16	630	677
Atrium
15.000%, 12/15/12 (A) (B) (E)	1,593	24
Baker & Taylor
11.500%, 07/01/13 (A)	925	686
Baldor Electric
8.625%, 02/15/17	990	1,007
BE Aerospace
8.500%, 07/01/18	650	673
Belden
9.250%, 06/15/19 (A)	655	685
Berry Plastics
10.250%, 03/01/16	2,400	2,136
9.500%, 05/15/18 (A)	3,076	2,753
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,050	369
Case New Holland
7.750%, 09/01/13 (A)	1,210	1,231
Casella Waste Systems
11.000%, 07/15/14 (A)	30	32
9.750%, 02/01/13	1,335	1,308
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	808	691
Chart Industries
9.125%, 10/15/15	2,000	1,995
Clean Harbors
7.625%, 08/15/16	575	589
Coleman Cable
9.000%, 02/15/18 (A)	3,845	3,759
Corrections Corp of America
7.750%, 06/01/17	1,650	1,704
CPM Holdings
10.625%, 09/01/14 (A)	735	784
Crown Americas LLC
7.625%, 05/15/17 (A)	590	593
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,070	1,073
Delta Air Lines
12.250%, 03/15/15 (A)	4,355	4,518

SEI Institutional Investments Trust / Annual Report / May 31, 2010	101

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Douglas Dynamics LLC
7.750%, 01/15/12 (A)	$2,584	$2,634
ESCO
4.132%, 12/15/13 (A) (C)	400	369
ESCO
8.625%, 12/15/13 (A)	105	107
General Cable
7.125%, 04/01/17	1,120	1,100
Geo Group
7.750%, 10/15/17 (A)	585	583
Global Aviation Holdings
14.000%, 08/15/13 (A)	2,850	2,879
Goodman Global Group
12.795%, 12/15/14 (A)	4,800	2,856
Graham Packaging
8.250%, 01/01/17 (A)	65	63
Graphic Packaging International
9.500%, 06/15/17	1,245	1,295
Harland Clarke Holdings
9.500%, 05/15/15	3,950	3,525
6.000%, 05/15/15 (C)	545	435
Interface
11.375%, 11/01/13	475	531
9.500%, 02/01/14	146	149
Interline Brands
8.125%, 06/15/14	810	818
International Wire Group
9.750%, 04/15/15 (A)	1,105	1,095
Iron Mountain
8.750%, 07/15/18	1,265	1,297
8.375%, 08/15/21	1,115	1,132
Kansas City Southern de Mexico
12.500%, 04/01/16	345	398
8.000%, 02/01/18 (A)	1,530	1,528
KAR Holdings
10.000%, 05/01/15	28	28
Koppers
7.875%, 12/01/19 (A)	1,245	1,251
Kratos Defense & Security Solutions
10.000%, 06/01/17 (A)	2,250	2,227
L-3 Communications, Ser B
6.375%, 10/15/15	315	315
Manitowoc
9.500%, 02/15/18	1,610	1,582
Masco
7.125%, 03/15/20	825	799
Millar Western Forest
7.750%, 11/15/13	650	572
NXP BV
10.000%, 07/15/13 (A)	598	635
Oshkosh
8.500%, 03/01/20	1,200	1,242
8.250%, 03/01/17	1,380	1,422

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Plastipak Holdings
10.625%, 08/15/19 (A)	$665	$725
Ply Gem Industries
13.125%, 07/15/14 (A)	1,290	1,303
Pregis
12.375%, 10/15/13	2,436	2,399
Quality Distribution LLC
11.750%, 11/01/13	812	763
Quebecore
0.000%, 11/15/13 (B) (F)	1,800	—
0.000%, 03/15/16 (F) (I)	2,175	141
Radnet Management
10.375%, 04/01/18 (A)	1,205	1,102
RailAmerica
9.250%, 07/01/17	1,085	1,129
RBS Global
8.500%, 05/01/18 (A)	4,090	3,885
RBS Global & Rexnord
11.750%, 08/01/16	1,395	1,458
Sequa
11.750%, 12/01/15 (A)	1,925	1,925
Solo Cup
10.500%, 11/01/13	990	1,007
Spirit Aerosystems
7.500%, 10/01/17	800	788
SPX
7.625%, 12/15/14	1,330	1,353
Syncreon Global Ireland
9.500%, 05/01/18 (A)	2,187	2,100
Terex
10.875%, 06/01/16	1,000	1,075
8.000%, 11/15/17	5,690	5,278
Thermadyne Holdings
9.500%, 02/01/14	1,040	1,067
Trimas
9.750%, 12/15/17 (A)	620	629
Triumph Group
8.000%, 11/15/17	135	130
United Air Lines
9.125%, 01/15/12 (B) (F)	625	—
United Air Lines, Ser A
10.670%, 05/01/04 (B) (F)	325	—
USG
9.750%, 08/01/14 (A)	265	278
Vought Aircraft Industries
8.000%, 07/15/11	2,900	2,893
Wyle Services
10.500%, 04/01/18 (A)	1,800	1,764

		114,856

Information Technology — 5.0%
Activant Solutions
9.500%, 05/01/16	1,975	1,876

102	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Amkor Technology
9.250%, 06/01/16	$3,015	$3,162
7.750%, 05/15/13	1,335	1,348
7.375%, 05/01/18 (A)	2,345	2,263
Aspect Software
10.625%, 05/15/17 (A)	2,715	2,691
Brocade Communications Systems
6.875%, 01/15/20 (A)	480	473
6.625%, 01/15/18 (A)	480	473
Compucom Systems
12.500%, 10/01/15 (A)	3,515	3,730
Equinix
8.125%, 03/01/18	3,150	3,197
First Data
9.875%, 09/24/15	9,463	7,712
1.755%, 09/24/15	1,958	1,513
Freescale Semiconductor
10.125%, 03/15/18 (A)	200	207
10.125%, 12/15/16	2,455	1,976
9.250%, 04/15/18 (A)	7,845	7,786
JDA Software Group
8.000%, 12/15/14 (A)	1,010	1,023
MagnaChip Semiconductor
10.500%, 04/15/18 (A)	4,755	4,880
NXP Funding LLC
9.500%, 10/15/15	1,500	1,292
7.875%, 10/15/14	4,095	3,778
Open Solutions
9.750%, 02/01/15 (A)	5,090	3,970
Sanmina-SCI
8.125%, 03/01/16	960	915
Sensata Technologies
8.000%, 05/01/14	206	211
Smart Modular
5.791%, 04/01/12 (C)	760	737
Stratus Technologies
12.000%, 03/29/15 (A)	2,575	2,372
Sungard Data Systems
10.250%, 08/15/15	5,745	5,810
9.125%, 08/15/13	3,465	3,500
Terremark Worldwide
12.000%, 06/15/17 (A)	3,090	3,507
Unisys
14.250%, 09/15/15 (A)	1,660	1,942
12.750%, 10/15/14 (A)	6,695	7,666
Viasat
8.875%, 09/15/16	665	671

		80,681

Materials — 7.2%
AK Steel
7.625%, 05/15/20	1,992	1,967
Appleton Papers
10.500%, 06/15/15 (A)	1,040	946

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Arch Western Finance LLC
6.750%, 07/01/13	$1,050	$1,037
Ashland
9.125%, 06/01/17 (A)	3,005	3,291
Boise Paper Holdings LLC
9.000%, 11/01/17 (A)	2,670	2,820
Cascades
7.875%, 01/15/20 (A)	1,440	1,426
Century Aluminum
8.000%, 05/15/14	1,071	1,034
CF Industries
7.125%, 05/01/20	1,884	1,900
6.875%, 05/01/18	4,225	4,230
Clearwater Paper
10.625%, 06/15/16 (A)	855	938
CPG International I
10.500%, 07/01/13	2,100	2,121
Crown Americas
7.750%, 11/15/15	695	707
Domtar
10.750%, 06/01/17	3,500	4,095
9.500%, 08/01/16	250	284
Essar Steel Algoma
9.375%, 03/15/15 (A)	125	128
FMG Finance
10.625%, 09/01/16 (A)	4,070	4,477
Georgia-Pacific
8.000%, 01/15/24	3,070	3,200
7.125%, 01/15/17 (A)	5,480	5,453
7.000%, 01/15/15 (A)	2,010	2,010
Georgia-Pacific LLC
8.250%, 05/01/16 (A)	2,220	2,309
Glatfelter
7.125%, 05/01/16 (A)	175	166
Graham Packaging
9.875%, 10/15/14	3,535	3,561
Headwaters
11.375%, 11/01/14	1,335	1,345
Hexion Finance Escrow LLC
8.875%, 02/01/18 (A)	1,895	1,753
Hexion US Fin/Nova Scotia
9.750%, 11/15/14	3,384	3,232
4.750%, 11/15/14 (C)	750	637
Huntsman International LLC
8.625%, 03/15/20 (A)	1,965	1,852
7.875%, 11/15/14	2,140	2,044
7.375%, 01/01/15	505	477
5.500%, 06/30/16 (A)	755	657
Ineos Finance
9.000%, 05/15/15 (A)	3,140	3,124
Innophos
8.875%, 08/15/14	2,745	2,814
Intertape Polymer
8.500%, 08/01/14	835	680

SEI Institutional Investments Trust / Annual Report / May 31, 2010	103

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LBI Escrow
8.000%, 11/01/17 (A)	$6,105	$6,212
Lyondell Chemical
11.000%, 05/01/18	3,607	3,824
MacDermid
9.500%, 04/15/17 (A)	2,325	2,331
Neenah Foundry
9.500%, 01/01/17 (B)	500	246
NewPage
11.375%, 12/31/14	4,740	4,432
Noranda Aluminium Acquisition
5.370%, 05/15/15 (C)	2,976	2,418
Novelis
11.500%, 02/15/15	675	732
7.250%, 02/15/15 (D)	2,570	2,409
P.H. Glatfelter
7.125%, 05/01/16	1,115	1,059
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	1,165	998
PE Paper Escrow GmbH
12.000%, 08/01/14 (A)	590	646
PolyOne
8.875%, 05/01/12	1,325	1,388
Reichhold Industries
9.000%, 08/15/14 (A)	2,716	2,472
Ryerson
12.000%, 11/01/15	1,725	1,764
Scotts Miracle-Gro
7.250%, 01/15/18	385	383
Sealed Air
7.875%, 06/15/17 (A)	1,320	1,395
Solo Cup
8.500%, 02/15/14	905	835
Solutia
8.750%, 11/01/17	2,095	2,147
7.875%, 03/15/20	1,000	995
Standard Steel LLC
12.000%, 05/01/15 (A)	3,270	3,290
Steel Dynamics
7.750%, 04/15/16	1,500	1,493
7.625%, 03/15/20 (A)	905	896
Teck Resources
10.750%, 05/15/19	760	916
10.250%, 05/15/16	70	82
Verso Paper Holdings LLC
11.500%, 07/01/14 (A)	1,460	1,559
9.125%, 08/01/14	3,200	3,024
Verso Paper Holdings LLC, Ser B
11.375%, 08/01/16	1,080	937
Viskase
9.875%, 01/15/18 (A)	1,300	1,313

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vitro
9.125%, 02/01/17 (B)	$2,305	$1,026

		117,937

Telecommunication Services — 12.5%
Aeroflex
11.750%, 02/15/15	1,650	1,753
Affinion Group
11.500%, 10/15/15	1,640	1,693
10.125%, 10/15/13	4,025	4,095
Avaya
10.125%, 11/01/15	786	770
9.750%, 11/01/15	860	830
CCH II LLC
13.500%, 11/30/16	4,005	4,591
CCO Holdings LLC
8.125%, 04/30/20 (A)	1,941	1,922
7.875%, 04/30/18 (A)	2,135	2,095
Cengage Learning Acquisitions
10.500%, 01/15/15 (A)	1,420	1,289
Cequel Communications Holdings I LLC and Cequel Capital
8.625%, 11/15/17 (A)	5,520	5,327
Clear Channel Communications
10.750%, 08/01/16	1,185	877
Clear Channel Worldwide Holdings
9.250%, 12/15/17 (A)	2,650	2,694
Clearwire Communications LLC
12.000%, 12/01/15 (A)	7,840	7,629
Cleveland Unlimited
13.500%, 12/15/10 (A) (C)	4,260	4,090
Columbus International
11.500%, 11/20/14 (A)	1,465	1,553
Cricket Communications
10.000%, 07/15/15	2,000	2,050
Cricket Communications I
9.375%, 11/01/14	3,002	3,024
Crown Castle International
9.000%, 01/15/15	2,815	2,959
CSC Holdings
8.625%, 02/15/19 (A)	2,650	2,763
Digicel Group
12.000%, 04/01/14 (A)	600	666
10.500%, 04/15/18 (A)	1,340	1,357
9.125%, 01/15/15 (A)	300	292
8.875%, 01/15/15 (A)	900	871
8.250%, 09/01/17 (A)	1,520	1,490
DISH DBS
7.875%, 09/01/19	1,200	1,212
7.750%, 05/31/15	4,740	4,764

104	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Frontier Communications
6.625%, 03/15/15	$1,100	$1,044
GCI
8.625%, 11/15/19 (A)	2,605	2,527
Global Crossing
12.000%, 09/15/15 (A)	1,615	1,760
GXS Worldwide
9.750%, 06/15/15 (A)	11,655	10,926
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,444
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,000	965
Intelsat
9.250%, 06/15/16	275	282
Intelsat Bermuda
11.250%, 06/15/16	3,300	3,481
Intelsat Jackson Holdings
9.500%, 06/15/16	1,300	1,339
8.500%, 11/01/19 (A)	1,830	1,821
Intelsat Luxembourg
11.500%, 02/04/17	4,453	4,375
11.250%, 02/04/17	3,780	3,723
Intelsat Subsidiary Holding
8.875%, 01/15/15 (A)	2,250	2,261
8.875%, 01/15/15	2,025	2,045
iPCS PIK
3.594%, 05/01/14 (C)	2,800	2,520
ITC Deltacom
10.500%, 04/01/16 (A)	750	720
Lamar Media
7.875%, 04/15/18 (A)	2,470	2,433
Level 3 Financing
10.000%, 02/01/18 (A)	3,305	2,908
4.140%, 02/15/15 (C)	100	77
Liberty Media LLC
8.250%, 02/01/30	2,240	2,072
MetroPCS Wireless
9.250%, 11/01/14	375	382
9.250%, 11/01/14	3,390	3,492
Nexstar Broadcasting
8.875%, 04/15/17 (A)	1,840	1,822
Nextel Communications
6.875%, 10/31/13	1,991	1,906
Nielsen Finance LLC
11.500%, 05/01/16	275	291
10.000%, 08/01/14	940	955
1.606%, 08/01/11 (D)	4,325	4,001
NII Capital
10.000%, 08/15/16	3,150	3,370
Nordic Telephone Holdings
8.875%, 05/01/16 (A)	1,795	1,840
Orascom Telecom Finance
7.875%, 02/08/14 (A)	1,000	900

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PAETEC Holding
9.500%, 07/15/15	$2,691	$2,617
8.875%, 06/30/17	1,960	1,935
Primus Telecommunications Holding
13.000%, 12/15/16 (A)	705	705
Quebecor Media
7.750%, 03/15/16	4,360	4,196
Qwest
7.500%, 06/15/23	710	689
7.250%, 09/15/25	375	367
7.250%, 10/15/35	1,200	1,116
6.875%, 09/15/33	275	252
Qwest Communications International
7.500%, 02/15/14	295	291
7.125%, 04/01/18 (A)	810	790
Qwest Communications International, Ser B
7.500%, 02/15/14	1,970	1,940
Sable International Finance
7.750%, 02/15/17 (A)	1,180	1,204
SBA Telecommunications
8.250%, 08/15/19 (A)	435	453
8.000%, 08/15/16 (A)	435	448
Sinclair Television Group
9.250%, 11/01/17 (A)	1,005	995
Sitel LLC
11.500%, 04/01/18 (A)	1,180	1,121
Sprint Capital
8.750%, 03/15/32	3,585	3,415
6.900%, 05/01/19	4,150	3,750
Telcordia Technologies
11.000%, 05/01/18 (A)	5,765	5,585
Telesat Canada
12.500%, 11/01/17	935	1,056
11.000%, 11/01/15	795	863
tw telecom holdings inc
8.000%, 03/01/18 (A)	2,455	2,461
Univision Communications
12.000%, 07/01/14 (A)	608	654
UPC Holding BV
9.875%, 04/15/18 (A)	3,085	3,116
Videotron Ltee
9.125%, 04/15/18	1,045	1,118
Virgin Media Finance
9.500%, 08/15/16	3,680	3,772
8.375%, 10/15/19	2,050	2,045
Visant Holding
10.250%, 12/01/13 (D)	4,330	4,417
West
11.000%, 10/15/16	1,905	1,924
9.500%, 10/15/14	1,539	1,531
Wind Acquisition Finance
11.750%, 07/15/17 (A)	2,188	2,231
10.750%, 12/01/15 (A)	3,015	3,105

SEI Institutional Investments Trust / Annual Report / May 31, 2010	105

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wind Acquisition Holdings Finance
12.250%, 07/15/17 (A)	$1,550	$1,457
Windstream
8.625%, 08/01/16	2,160	2,149
XM Satellite Radio
11.250%, 06/15/13 (A)	2,210	2,365
XM Satellite Radio Holdings
13.000%, 08/01/13 (A)	4,820	5,278
Zayo Group LLC
10.250%, 03/15/17 (A)	1,085	1,096

		203,845

Utilities — 3.0%
AES
9.750%, 04/15/16 (A)	2,320	2,465
8.000%, 06/01/20	575	558
8.000%, 10/15/17	280	277
Calpine Construction Finance and CCFC Finance
8.000%, 06/01/16 (A)	450	454
Calpine Generating LLC
14.320%, 04/01/11 (B) (C)	1,500	191
Edison Mission Energy
7.625%, 05/15/27	1,400	882
7.500%, 06/15/13	600	532
7.200%, 05/15/19	3,700	2,405
Elwood Energy LLC
8.159%, 07/05/26	957	907
Energy Future Holdings
10.875%, 11/01/17	3,775	2,775
10.000%, 01/15/20 (A)	2,080	2,070
Ferrellgas Partners
6.750%, 05/01/14	1,500	1,463
Mirant Americas Generation LLC
8.500%, 10/01/21	1,750	1,601
Mirant North America LLC
7.375%, 12/31/13	3,555	3,564
North American Energy Alliance LLC
10.875%, 06/01/16 (A)	1,300	1,329
NRG Energy
8.500%, 06/15/19	1,895	1,833
7.375%, 02/01/16	4,440	4,296
7.375%, 01/15/17	1,210	1,150
7.250%, 02/01/14	1,800	1,777
Public Service of New Mexico
7.950%, 05/15/18	2,800	2,925
Puget Sound Energy
6.974%, 06/01/67 (C)	1,035	946
Sabine Pass LNG LP
7.500%, 11/30/16 (A)	620	515
7.500%, 11/30/16	6,070	5,038
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15	3,275	2,194

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TXU
6.500%, 11/15/24	$1,010	$459
TXU, Ser P
5.550%, 11/15/14	1,215	853
TXU, Ser R
6.550%, 11/15/34	2,105	931
United Maritime Group LLC
11.750%, 06/15/15 (A)	4,100	4,018

		48,408

Total Corporate Obligations (Cost $1,356,031) ($ Thousands)		1,379,333

LOAN PARTICIPATIONS — 5.8%
Advantage Sales
8.500%, 04/15/17	1,800	1,776
Affinion Group Holdings
7.641%, 03/01/12	5,127	4,819
Allison Transmission
3.100%, 08/07/14	348	316
3.050%, 08/07/14	141	129
3.010%, 08/07/14	99	90
American General Finance
7.250%, 04/08/15	2,170	2,098
Asurion 2nd Lien
6.849%, 07/03/15	3,450	3,367
Aventi
0.000%, 10/15/49 (B) (F) (H) (I)	2,600	456
Boston Generating
7.290%, 12/20/16	173	4
4.540%, 06/20/14	650	157
BWAY
0.000%, 07/20/13 (H)	2,510	2,504
CDW
4.234%, 10/12/14	995	877
Central Parking
2.563%, 05/22/14 (C)	616	540
Central Parking 1st Lien Term Loan
2.813%, 05/22/14	1,723	1,510
CF Industries
10.000%, 12/02/16	1,870	1,868
Chester Downs
12.375%, 12/31/49	650	645
CIT Group
9.500%, 01/20/12	2,635	2,681
0.000%, 01/20/12 (H)	2,748	2,796
Claire’s Stores
3.040%, 05/27/14	1,784	1,500
DAE Aviation Holdings Tranche B-1 Loan
4.090%, 07/31/14	277	251
DAE Aviation Holdings Tranche B-2 Loan
4.090%, 09/27/14	269	245

106	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dana
0.000%, 01/31/15 (H)	$755	$726
Dex Media West LLC
9.250%, 06/30/11	1,200	1,109
7.500%, 10/24/14	1,483	1,348
Federal Mogul
2.278%, 12/28/15	706	616
2.278%, 12/29/14	217	189
2.217%, 12/29/14	1,167	1,018
First Data
3.091%, 09/24/14	2,113	1,780
3.040%, 09/24/14	129	109
3.032%, 09/24/14	241	203
Gambro Aktiebolag
7.054%, 11/24/16	1,014	869
5.186%, 12/05/15	922	832
Georgia Pacific
2.538%, 12/20/12	199	194
2.290%, 12/23/10	26	25
2.290%, 12/20/12	26	25
Greektown Casino (B) (H)
0.000%, 09/30/10	1,100	1,006
0.000%, 12/03/12	725	781
Green Valley Ranch Gaming
3.507%, 08/06/14	2,000	104
Guitar Center
3.850%, 10/09/13	2,086	1,850
Harrah’s Operating
9.500%, 01/28/15	2,993	2,991
3.316%, 01/28/15	1,575	1,313
3.290%, 01/28/15	17	14
Hexion Specialty Chemical, Ser C-1
2.563%, 05/05/13 (C)	1,401	1,290
Hexion Specialty Chemical, Ser C-2
2.563%, 05/05/13 (C)	514	474
Iasis Healthcare
5.588%, 06/13/14	3,357	3,016
Ineos US Finance LLC
8.000%, 12/16/14	1,665	1,615
7.500%, 12/16/13	1,456	1,403
Infor Enterprise Solution
0.000%, 03/02/14 (H)	1,094	832
Infor Global Enterprise Solutions Tranche 1
6.604%, 03/02/14	2,217	1,686
Infor Global Solutions
8.240%, 08/29/14	3,873	1,840
6.479%, 03/02/14	1,283	976
0.000%, 08/29/14 (H)	210	100
0.000%, 07/28/12 (H)	1,203	1,131
Integra Telecom
9.250%, 04/07/15	270	268

Intelsat Jackson Holdings
2.804%, 02/01/14 (C)	2,400	2,118

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Jacuzzi Brands

2.574%, 02/14/14	$1,005	$821
2.543%, 02/14/14	2	2
2.540%, 02/07/14	52	42
Metroflag, 2nd Lien
14.000%, 01/06/09 (B) (F)	325	—
Millennium
7.625%, 11/15/26 (B)	200	—
Nuveen Investments
12.500%, 11/09/14	810	835
12.500%, 07/31/15	725	747
Open Link Financial
10.250%, 11/06/15	2,750	2,860
OSI Restaurant Partners LLC
2.563%, 06/14/13	76	66
2.563%, 06/14/14	3,987	3,451
0.074%, 06/14/13	205	178
PQ
6.740%, 06/14/14	1,450	1,316
Proquest
6.110%, 02/09/15	1,100	990
6.090%, 02/09/15	100	90
Realogy
3.294%, 10/13/13	594	500
3.292%, 10/13/13	632	531
Rexnord
7.252%, 03/01/13	2,072	1,347
Reynold
6.250%, 11/05/15	1,441	1,433
Rite Aid
9.500%, 06/01/15	1,036	1,056
Sabre
2.494%, 09/30/14	848	760
2.479%, 09/30/14	480	431
Simmons Holdco, Unsecured
0.000%, 02/15/12 (H)	1,635	—
Targa Resources
5.337%, 02/09/15	1,544	1,309
0.000%, 02/09/16 (H)	400	339
Texas Competitive Electric
4.066%, 10/10/14	5,033	3,864
3.874%, 10/10/14	1,831	1,406
3.797%, 10/10/14	4,134	3,172
3.790%, 10/10/14	85	66
Tronox
9.000%, 09/20/10	805	809
Wide Open West Finance
7.256%, 06/27/15	1,513	1,279
6.624%, 06/27/15	785	663
0.000%, 06/27/15 (H)	525	444

Zuffa
7.500%, 06/18/15	1,791	1,795

Total Loan Participations (Cost $92,467) ($ Thousands)		95,082

SEI Institutional Investments Trust / Annual Report / May 31, 2010	107

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATION — 1.7%

Other Asset-Backed Securities — 1.7%
ACAS, Ser 2007-1A, Cl A1J
0.615%, 04/20/21 (C)	$3,800	$2,888
Ares IIIR CLO, Ser 2007-3RA, Cl SUB
0.000%, 04/16/21	5,000	1,500
CIFC Funding, Ser 2007-3A, Cl B
1.566%, 07/26/21 (C)	2,700	1,423
CIT CLO, Ser 2007-1A, Cl E
5.271%, 06/20/21 (C)	926	370
CIT CLO, Ser 2007-1A, Cl D
2.271%, 06/20/21 (C)	3,000	1,410
Connecticut Valley Structured Credit CDO, Ser 2006-3A
0.000%, 03/23/23	1,200	6
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18	3,167	1,267
De Meer Middle Market CLO, Ser 2006-1A, Cl B
0.705%, 10/20/18 (C)	1,200	948
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21	3,500	1,050
Emporia Preferred Funding, Cl C
1.213%, 04/23/21 (C)	2,024	1,255
Gleneagles CLO, Ser AI
0.000%, 11/01/17 (C)	6	720
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A)	10,013	6,208
Peritus I CDO,
0.000%, 12/19/07	3,000	600
Rockwall CDO, Cl A1LA
0.644%, 08/01/21 (A) (C)	6,878	4,815
Rockwall Investors CDO,
0.000%, 08/01/21 (A) (C)	3,000	270
Stone Tower CDO, Cl A1LA
0.828%, 01/29/20 (C)	1,950	1,658
Waterfront CLO, Ser 2007-1A, Cl A2
0.703%, 08/02/20 (C)	1,444	1,083

Total Collateralized Debt Obligation (Cost $40,454) ($ Thousands)		27,471

COMMON STOCK — 0.7%
Aventine Renewable Energy Holdings* (F) (I)	57,685	2,488

Core-Mark Holding*	812	22
Dana Holdings*	67,821	736
Dex One*	43,745	896
LyondellBasell Industries, Cl B*	136,954	2,424
LyondellBasell Industries, Cl A*	149,388	2,655
Solutia*	368	5

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
Spectrum Brands*	17,187	$477

VSS AHC, Cl A*(F) (I) (J)	43,496	519
World Color Press*	14,266	160

Total Common Stock (Cost $11,549) ($ Thousands)		10,382

ASSET-BACKED SECURITIES — 0.5%

Other Asset-Backed Securities — 0.5%
ACAS Business Loan Trust, Ser 2007-2A, Cl A 0.836%, 11/18/19 (C)	$1,212	1,066
Applebee’s Enterprises LLC 6.427%, 12/20/37 (A)	3,937	3,642
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2 5.261%, 04/25/37	1,403	1,308
Grayson CLO, Cl A1B 0.704%, 11/01/21 (C)	3,684	2,579

Total Asset-Backed Securities (Cost $4,520) ($ Thousands)		8,595

AUCTION RATE PREFERRED SECURITIES — 0.4%
BlackRock Insured Municipal Income Trust	14,500	1,247
BlackRock Municipal Income Trust	27	2,322
BlackRock MuniVest Fund II	9,250	796
BlackRock MuniYield Fund	11,750	1,010
BlackRock MuniYield New Jersey Fund	14,500	1,247

Total Auction Rate Preferred Securities (Cost $6,459) ($ Thousands)		6,622

CONVERTIBLE BONDS — 0.2%
Hologic
2.000%, 12/15/37	535	457
Leap Wireless International
4.500%, 07/15/14	703	590
Liberty Media LLC
4.000%, 11/15/29	375	196
3.750%, 02/15/30	565	282
Lions Gate Entertainment
2.938%, 10/15/24	1,555	1,524
Live Nation Entertainment
2.875%, 07/15/27	268	232
Mirant CV to 131.9888
0.000%, 07/15/49 (B) (F)	750	—

Mirant CV to 14.7167
0.000%, 06/15/21 (B)	1,950	4
Vector Group
5.750%, 06/15/26 (C)	410	439

Total Convertible Bonds (Cost $3,453) ($ Thousands)		3,724

108	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.1%
Ally Financial (A)	923	$694
Axis Capital Holdings (C)	12,600	1,140
Dana*	5,754	362

Total Preferred Stock (Cost $1,268) ($ Thousands)		2,196

	Number of Warrants

WARRANTS — 0.0%
Atrium, Expires 10/14/08* (E) (F)	691	—
World Color Press, Expires 07/20/14*	15,736	31
World Color Press, Expires 07/20/14*	15,736	83

Total Warrants (Cost $499) ($ Thousands)		114

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.240%**† (G)	6,416	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	37,795,477	37,795

Total Cash Equivalent (Cost $37,795) ($ Thousands)		37,795

Total Investments — 96.1% (Cost $1,554,501) ($ Thousands)		$1,571,320

Percentages are based on Net Assets of $1,634,608 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported is the rate in effect as of May 31, 2010. The date reported is the final maturity date.

(D)	Step Bonds — The rate reflected is the effective yield on May 31, 2010. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $5 ($ Thousands).

(F)	Securities considered illiquid. The total value of such securities as of May 31, 2010 was $4,582 ($ Thousands) and represented 0.28% of Net Assets. (Unaudited in regards to illiquid status)

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $6 ($ Thousands).

(H)	Unsettled Loan Participation. Interest rate not available.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2010 was $4,582 ($ Thousands) and represents 0.28% of net assets.

(J)	Securities considered restricted. The total value of such securities as of May 31, 2010 was $519 ($ Thousands) and represented 0.03% of Net Assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

A summary of outstanding swap agreements held by the Fund at May 31, 2010, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Barclays Bank PLC	CDX.NA.HY.13-V2 Index	BUY	5.00%	12/20/14	$14,058	$(723)

SEI Institutional Investments Trust / Annual Report / May 31, 2010	109

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Concluded)

May 31, 2010

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,362,885	$16,448	$1,379,333
Loan Participations	—	78,713	16,369	95,082
Collateralized Debt Obligations	—	—	27,471	27,471
Convertible Bonds	—	3,720	4	3,724
Asset-Backed Securities	—	1,308	7,287	8,595
Auction Rate Preferred Securities	—	—	6,622	6,622
Common Stock	7,375	—	3,007	10,382
Preferred Stock	—	2,196	—	2,196
Warrants	—	114	—	114
Affiliated Partnerships	—	6	—	6
Cash Equivalent	37,795	—	—	37,795

Total Investments in Securities	$45,170	$1,448,942	$77,208	$1,571,320

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(723)	$—	$(723)

Total Other Financial Instruments	$—	$(723)	$—	$(723)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations	Investments in Convertible Bonds
Beginning balance as of June 1, 2009	$3,656	$28,879	$4
Accrued discounts/premiums	(44)	(563)	—
Realized gain/(loss)	205	(6,974)	17
Change in unrealized appreciation/(depreciation)	69	73,133	—
Net purchases/sales	63	(74,467)	(17)
Net transfer in and/or out of Level 3	12,499	7,463	—

Ending balance as of May 31, 2010	$16,448	$27,471	$4

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$(181)	$11,102	$—

	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Loan Participation
Beginning balance as of June 1, 2009	$3,886	$—	$10,731
Accrued discounts/premiums	37	—	117
Realized gain/(loss)	230	—	(2,505)
Change in unrealized appreciation/(depreciation)	1,273	—	8,208
Net purchases/sales	1,861	—	(11,354)
Net transfer in and/or out of Level 3	—	3,007	11,172

Ending balance as of May 31, 2010	$7,287	$3,007	$16,369

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$1,110	$—	$2,397

`	Investments in Auction Rate Preferred Securities
Beginning balance as of June 1, 2009	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	13
Net purchases/sales	2,309
Net transfer in and/or out of Level 3	4,300

Ending balance as of May 31, 2010	$6,622

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

110	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SCHEDULE OF INVESTMENTS

Long Duration Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 65.4%

Consumer Discretionary — 5.6%
Comcast
6.450%, 03/15/37	$13,705	$14,366
6.400%, 05/15/38	700	734
6.400%, 03/01/40	4,389	4,617
Comcast Cable Communications Holdings
9.455%, 11/15/22	3,750	5,040
COX Communications
8.375%, 03/01/39 (A)	5,975	7,787
6.950%, 06/01/38	4,883	5,388
Discovery Communications LLC
6.350%, 06/01/40 (F)	3,095	3,116
Historic TW
6.625%, 05/15/29	3,995	4,232
Lowe’s
7.110%, 05/15/37	1,402	1,665
5.800%, 04/15/40	4,000	4,217
McDonald’s MTN
6.300%, 03/01/38	5,430	6,188
NBC Universal
6.400%, 04/30/40	5,169	5,366
News America
7.850%, 03/01/39 (A)	6,275	7,685
6.900%, 08/15/39	2,775	3,085
6.750%, 01/09/38	2,260	2,431
6.650%, 11/15/37 (A)	4,855	5,253
6.150%, 03/01/37	1,945	1,970
Target
7.000%, 01/15/38	3,560	4,243
Time Warner
7.700%, 05/01/32	425	492
7.625%, 04/15/31	14,455	16,620
7.570%, 02/01/24	295	347
Time Warner Cable
8.750%, 02/14/19	6,730	8,395

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.250%, 04/01/19	$3,075	$3,743
7.300%, 07/01/38	925	1,057
6.750%, 06/15/39	6,690	7,190
5.000%, 02/01/20	4,390	4,382
Time Warner Entertainment
8.375%, 07/15/33	5,700	6,912
Wal-Mart Stores
6.200%, 04/15/38	8,250	9,220
Yum! Brands
6.875%, 11/15/37	5,620	6,302

		152,043

Consumer Staples — 4.4%
Altria Group
10.200%, 02/06/39	10,950	14,142
Anheuser-Busch
6.450%, 09/01/37	945	1,033
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39 (A)	4,430	5,792
6.875%, 11/15/19 (A)	6,000	6,922
6.375%, 01/15/40	6,295	6,898
CVS Caremark
6.125%, 09/15/39	14,825	15,244
Diageo Capital
5.875%, 09/30/36	4,508	4,735
Dr Pepper Snapple Group
6.820%, 05/01/18	2,000	2,337
General Mills
5.400%, 06/15/40 (F)	3,040	2,987
HJ Heinz Finance
7.125%, 08/01/39 (A)	8,060	9,643
Kraft Foods
6.875%, 02/01/38	11,385	12,638
6.500%, 02/09/40	7,600	8,068
Mead Johnson Nutrition
5.900%, 11/01/39 (A)	5,350	5,478
PepsiCo
5.500%, 01/15/40	4,215	4,336
Philip Morris International
6.375%, 05/16/38	3,500	3,943
President and Fellows of Harvard College
5.625%, 10/01/38	2,430	2,571
Ralcorp Holdings
6.625%, 08/15/39 (A)	5,000	5,167
Wal-Mart Stores
5.625%, 04/01/40	7,517	7,834

		119,768

Energy — 6.9%
Anadarko Petroleum
6.200%, 03/15/40	2,160	1,995
Canadian Natural Resources
6.250%, 03/15/38	3,000	3,104

SEI Institutional Investments Trust / Annual Report / May 31, 2010	111

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cenovus Energy
6.750%, 11/15/39 (A)	$6,515	$7,070
CenterPoint Energy Resources
6.625%, 11/01/37	3,862	4,200
ConocoPhillips
6.500%, 02/01/39	18,055	20,729
5.900%, 05/15/38	6,380	6,895
Diamond Offshore Drilling
5.700%, 10/15/39	828	781
EnCana
6.500%, 02/01/38	3,625	3,831
EQT
8.125%, 06/01/19	9,365	11,199
Husky Energy
7.250%, 12/15/19	11,200	13,136
Marathon Oil
7.500%, 02/15/19	2,441	2,842
6.600%, 10/01/37	5,700	6,002
Motiva Enterprises LLC
6.850%, 01/15/40 (A)	10,380	11,486
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,900	3,312
7.000%, 06/15/18	700	777
Petrobras International Finance
6.875%, 01/20/40	4,600	4,616
Petro-Canada
6.800%, 05/15/38	3,725	4,024
Shell International Finance BV
6.375%, 12/15/38	920	1,050
5.500%, 03/25/40	16,871	16,939
Spectra Energy Capital LLC
7.500%, 09/15/38	1,913	2,105
Suncor Energy
6.850%, 06/01/39	3,675	3,967
Talisman Energy
7.750%, 06/01/19	3,075	3,706
6.250%, 02/01/38	2,060	2,117
TransCanada Pipelines
7.625%, 01/15/39	2,500	2,974
7.250%, 08/15/38	3,100	3,594
6.100%, 06/01/40 (F)	18,440	18,284
Valero Energy
6.625%, 06/15/37	7,205	6,879
6.125%, 02/01/20	3,007	3,043
Williams
7.875%, 09/01/21	1,592	1,840
7.750%, 06/15/31	1,394	1,521
Williams, Ser A
7.500%, 01/15/31	1,000	1,063
XTO Energy
6.750%, 08/01/37	4,465	5,304
6.100%, 04/01/36	8,315	9,269

		189,654

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 24.3%
ACE INA Holdings
6.700%, 05/15/36	$4,677	$5,279
American Express
8.150%, 03/19/38	3,910	5,121
8.125%, 05/20/19	7,475	9,104
7.000%, 03/19/18	1,840	2,095
BAC Capital Trust VI
5.625%, 03/08/35	2,700	2,177
BAC Capital Trust XV
1.338%, 06/01/56 (B)	8,000	4,845
Bank of America
6.500%, 09/15/37	2,700	2,646
5.750%, 12/01/17	5,750	5,823
5.650%, 05/01/18	22,040	22,167
Bank of America, Ser A
8.070%, 12/31/26 (A)	5,095	4,942
Barclays Bank
5.125%, 01/08/20	5,150	4,896
Bear Stearns
7.250%, 02/01/18	8,768	9,995
6.400%, 10/02/17	9,175	10,084
Blackstone Holdings Finance LLC
6.625%, 08/15/19 (A)	5,523	5,764
BRE Properties
5.500%, 03/15/17‡	750	743
Capital One Capital VI
8.875%, 05/15/40	4,000	4,123
CDP Financial
5.600%, 11/25/39 (A)	15,585	16,155
Chase Capital II
0.844%, 02/01/27 (B)	4,984	4,024
Chubb
6.500%, 05/15/38	8,725	9,767
Citigroup
8.500%, 05/22/19	7,600	8,905
8.125%, 07/15/39	5,410	6,176
6.875%, 02/15/98	1,400	1,261
6.875%, 03/05/38	29,020	29,395
5.875%, 05/29/37	6,551	5,914
City National Capital Trust I
9.625%, 02/01/40	4,500	4,583
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	4,250	4,309
Coso Geothermal Power Holdings
7.000%, 07/15/26 (A)	3,963	3,842
Credit Suisse NY MTN
6.000%, 02/15/18	7,600	7,757
5.300%, 08/13/19	6,250	6,421
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	3,195	2,364
Discover Bank
8.700%, 11/18/19	5,200	5,689

112	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ERP Operating
5.750%, 06/15/17‡	$6,250	$6,611
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,515	16,788
First Union Institutional Capital I
8.040%, 12/01/26	1,250	1,255
FleetBoston Financial
6.875%, 01/15/28	3,250	3,252
General Electric Capital MTN
6.875%, 01/10/39	31,445	33,434
6.150%, 08/07/37	8,775	8,471
5.875%, 01/14/38	16,152	15,118
Goldman Sachs Group
7.500%, 02/15/19	4,174	4,608
6.750%, 10/01/37	34,125	31,950
6.150%, 04/01/18	1,400	1,430
5.375%, 03/15/20	2,560	2,470
0.533%, 02/06/12 (B)	5,000	4,857
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	13,635	14,963
HBOS
6.750%, 05/21/18 (A)	3,700	3,493
HCP MTN
6.700%, 01/30/18‡	2,295	2,400
6.300%, 09/15/16‡	2,255	2,365
Health Care REIT
6.125%, 04/15/20‡	3,050	3,134
5.875%, 05/15/15‡	7,725	8,253
HSBC Holdings
6.500%, 09/15/37	8,275	8,401
JPMorgan Chase
6.400%, 05/15/38	6,577	7,266
6.300%, 04/23/19	5,555	6,047
6.000%, 01/15/18	2,671	2,884
6.000%, 10/01/17	4,170	4,455
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	5,250	5,140
LBG Capital No.. 1 MTN
8.000%, 12/15/49 (B)	2,800	2,240
Lloyds TSB Bank MTN
5.800%, 01/13/20 (A)	2,610	2,452
Macquarie Group
6.000%, 01/14/20 (A)	6,380	6,201
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	16,445	21,593
MBNA Capital, Ser B
1.144%, 02/01/27 (B)	2,151	1,453
Merrill Lynch
8.950%, 05/18/17 (B)	1,340	1,414
8.680%, 05/02/17 (B)	1,305	1,377
6.110%, 01/29/37	9,680	8,358
MetLife
7.717%, 02/15/19	8,100	9,373

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Metropolitan Life Insurance
7.800%, 11/01/25	$4,700	$5,293
Morgan Stanley
7.300%, 05/13/19	6,445	6,770
6.625%, 04/01/18	10,760	11,049
5.625%, 09/23/19	15,625	14,933
5.500%, 01/26/20	4,218	3,994
NASDAQ OMX Group
5.550%, 01/15/20	1,442	1,442
Nationwide Mutual Insurance
6.600%, 04/15/34 (A)	12,040	10,289
New York Life Insurance
6.750%, 11/15/39 (A)	18,475	20,288
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	8,790	8,900
Pacific Life Insurance
9.250%, 06/15/39 (A)	4,245	5,286
PNC Funding
6.700%, 06/10/19	3,235	3,650
5.125%, 02/08/20	8,475	8,602
Power Receivables Finance
6.290%, 01/01/12 (A)	641	655
Prudential Financial MTN
5.700%, 12/14/36	4,845	4,520
Prudential Holdings LLC
8.695%, 12/18/23 (A)	7,700	9,082
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,500	6,589
Raymond James Financial
8.600%, 08/15/19	1,655	1,908
Security Benefit Life
7.450%, 10/01/33 (A)	4,000	3,240
Sempra Energy ESOP & Trust
5.781%, 11/01/14	2,000	2,000
Simon Property Group
10.350%, 04/01/19‡	1,995	2,589
6.750%, 02/01/40‡	5,791	6,130
6.125%, 05/30/18‡	1,965	2,109
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	9,430	10,365
Wachovia
6.605%, 10/01/25	3,100	3,162
0.678%, 10/28/15 (B)	1,590	1,476
Wachovia Bank
6.600%, 01/15/38	12,400	12,928
5.850%, 02/01/37	6,545	6,188
WEA Finance LLC
7.125%, 04/15/18	4,513	5,005
6.750%, 09/02/19	2,780	3,075
Westpac Banking
4.875%, 11/19/19	5,035	5,017
ZFS Finance USA Trust I
5.875%, 05/09/32 (A) (B)	5,000	4,387

SEI Institutional Investments Trust / Annual Report / May 31, 2010	113

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	$3,650	$3,322

		664,115

Health Care — 4.8%
Abbott Laboratories
6.000%, 04/01/39	2,820	3,048
5.300%, 05/27/40	9,487	9,319
Aetna
6.750%, 12/15/37	3,400	3,788
Amgen
6.400%, 02/01/39	3,685	4,149
5.750%, 03/15/40	9,280	9,589
AstraZeneca
6.450%, 09/15/37	6,625	7,486
Boston Scientific
7.375%, 01/15/40	1,425	1,400
6.000%, 01/15/20	3,760	3,640
Bristol-Myers Squibb
6.125%, 05/01/38	6,775	7,531
CIGNA
8.500%, 05/01/19	5,825	7,184
Eli Lilly
5.950%, 11/15/37	3,000	3,246
Merck
5.850%, 06/30/39	7,370	8,166
Pfizer
7.200%, 03/15/39	17,205	21,289
Roche Holdings
7.000%, 03/01/39	13,150	16,225
UnitedHealth Group
6.875%, 02/15/38	3,260	3,563
6.625%, 11/15/37	8,855	9,396
6.500%, 06/15/37	4,100	4,282
5.800%, 03/15/36	5,000	4,825
Wyeth
5.950%, 04/01/37	3,300	3,555
Zimmer Holdings
5.750%, 11/30/39	397	405

		132,086

Industrials — 4.0%
American Airlines Pass-Through Trust, Ser 2003-01
3.857%, 07/09/10	4,756	4,750
American Airlines Pass-Through Trust, Ser 2009-1A
10.375%, 07/02/19	576	660
Boeing
6.875%, 03/15/39	5,400	6,538
5.875%, 02/15/40	4,975	5,299
Burlington Northern Santa Fe LLC
6.200%, 08/15/36	5,100	5,430
5.750%, 05/01/40	2,460	2,470
5.650%, 05/01/17	2,830	3,098

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canadian National Railway
6.900%, 07/15/28	$1,000	$1,187
5.550%, 03/01/19	3,900	4,287
Caterpillar
6.050%, 08/15/36	3,430	3,781
Continental Airlines
9.000%, 07/08/16	6,393	6,745
5.983%, 04/19/22	7,048	7,013
Delta Air Lines
7.750%, 12/17/19	5,200	5,590
Delta Air Lines, Ser 2001-1, Cl A-2
7.111%, 09/18/11	6,700	6,884
Lockheed Martin
5.500%, 11/15/39	5,850	5,962
Meccanica Holdings USA
7.375%, 07/15/39 (A)	5,570	6,016
6.250%, 01/15/40	4,315	3,912
Norfolk Southern
5.900%, 06/15/19	4,395	4,900
5.750%, 01/15/16	1,500	1,680
Union Pacific
6.625%, 02/01/29	1,941	2,179
6.125%, 02/15/20	2,000	2,256
United Parcel Service
6.200%, 01/15/38	2,085	2,355
United Technologies
5.700%, 04/15/40	11,110	11,755
Waste Management
6.125%, 11/30/39	4,240	4,434

		109,181

Information Technology — 1.9%
Cisco Systems
5.900%, 02/15/39	2,450	2,598
5.500%, 01/15/40	18,275	18,327
International Business Machines
5.600%, 11/30/39	9,775	10,255
Oracle
6.500%, 04/15/38	6,200	7,147
6.125%, 07/08/39	11,710	13,003

		51,330

Materials — 0.9%
ArcelorMittal
7.000%, 10/15/39	3,275	3,156
Barrick North America Finance LLC
7.500%, 09/15/38	6,435	7,697
Dow Chemical
9.400%, 05/15/39	5,265	6,888
8.550%, 05/15/19	2,605	3,090
Southern Copper
7.500%, 07/27/35	4,999	5,170

		26,001

114	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 3.5%
AT&T
6.550%, 02/15/39	$11,760	$12,738
6.300%, 01/15/38	15,000	15,619
Bellsouth Capital Funding
7.120%, 07/15/97	3,485	3,746
BellSouth Telecommunications
7.000%, 12/01/95	1,709	1,820
British Telecommunications
9.625%, 12/15/30 (E)	3,170	3,962
Telecom Italia Capital
7.721%, 06/04/38	7,275	7,443
7.175%, 06/18/19	5,375	5,694
Telefonica Emisiones
7.045%, 06/20/36	1,815	1,933
Verizon Communications
8.950%, 03/01/39	2,650	3,646
7.350%, 04/01/39	16,900	20,082
6.400%, 02/15/38	9,502	10,095
6.350%, 04/01/19	828	938
Vodafone Group
6.150%, 02/27/37	6,840	6,964

		94,680

Utilities — 9.1%
Alabama Power
6.000%, 03/01/39	1,850	1,977
Appalachian Power
7.950%, 01/15/20	4,160	5,104
Arizona Public Service
8.750%, 03/01/19	5,025	6,304
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	1,068	1,095
Consolidated Edison of New York
6.750%, 04/01/38	3,845	4,451
6.650%, 04/01/19	2,310	2,714
6.200%, 06/15/36	2,225	2,400
5.500%, 12/01/39	4,130	4,058
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	5,440
5.300%, 02/15/40	5,585	5,558
EDF
5.600%, 01/27/40 (A)	8,575	8,486
Enel Finance International
6.000%, 10/07/39 (A)	8,035	7,489
Entergy Texas
7.125%, 02/01/19	11,750	13,619
Exelon Generation LLC
6.250%, 10/01/39	4,480	4,588
Florida Gas Transmission LLC
7.900%, 05/15/19 (A)	6,000	7,219
Florida Power & Light
5.960%, 04/01/39	3,225	3,486

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.400%, 09/01/35	$710	$714
FPL Group Capital
6.000%, 03/01/19	4,000	4,413
Georgia Power
5.950%, 02/01/39	3,850	4,057
5.400%, 06/01/40 (F)	13,530	13,193
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	3,700	3,553
Kansas City Power & Light
7.150%, 04/01/19	10,930	13,017
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	5,710
Metropolitan Edison
7.700%, 01/15/19	2,500	2,957
Midamerican Energy Holdings
6.500%, 09/15/37	19,440	21,229
Nisource Finance
10.750%, 03/15/16	5,575	7,150
6.125%, 03/01/22	1,767	1,841
Northern States Power
5.350%, 11/01/39	4,625	4,644
Oncor Electric Delivery
7.500%, 09/01/38	3,200	3,863
6.800%, 09/01/18	6,680	7,702
Pacific Gas & Electric
6.250%, 03/01/39	4,500	4,833
6.050%, 03/01/34	4,100	4,273
5.800%, 03/01/37	648	659
PacifiCorp
5.750%, 04/01/37	615	643
Pennsylvania Electric
6.150%, 10/01/38	3,680	3,693
Progress Energy
7.050%, 03/15/19	4,500	5,182
San Diego Gas & Electric
5.350%, 05/15/40	1,350	1,370
Southern California Edison
6.050%, 03/15/39	7,050	7,746
Southern Union
8.250%, 11/15/29	6,375	7,272
Southwestern Electric Power
6.450%, 01/15/19	6,000	6,601
6.200%, 03/15/40	6,680	6,705
Texas-New Mexico Power
9.500%, 04/01/19	8,560	10,721
Union Electric
8.450%, 03/15/39	3,000	4,015
Virginia Electric and Power
8.875%, 11/15/38	5,500	7,624

		249,368

Total Corporate Obligations (Cost $1,666,027) ($ Thousands)		1,788,226

SEI Institutional Investments Trust / Annual Report / May 31, 2010	115

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) — 26.2%
U.S. Treasury Bills
0.151%, 06/10/10	$43,890	$43,889
0.140%, 06/17/10	87,535	87,529
0.149%, 08/12/10 (D)	5,825	5,823

		137,241

U.S. Treasury Bonds
3.625%, 02/15/20	23,971	24,587
6.250%, 08/15/23	67,180	84,395
7.625%, 02/15/25	23,880	33,984
4.250%, 05/15/39	204,236	205,066
4.375%, 11/15/39 (D)	91,525	93,813
4.625%, 02/15/40	38,328	40,927

		482,772

U.S. Treasury STRIPS
4.101%, 11/15/21	120,165	76,914
4.485%, 02/15/23	35,235	21,092

		98,006

Total U.S. Treasury Obligations (Cost $686,432) ($ Thousands)		718,019

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FICO STRIPS, PO
0.000%, 08/03/18 to 03/07/19 (G)	34,625	25,224
FICO STRIPS
4.471%, 03/26/19 (C)	12,000	8,437
4.928%, 09/26/19 (C)	12,145	8,282
FNMA
2.625%, 07/22/10 (D)	14,200	14,204
Resolution Funding STRIPS
3.794%, 10/15/17 (C)	6,445	5,014

Total U.S. Government Agency Obligations (Cost $58,403) ($ Thousands)		61,161

MUNICIPAL BONDS — 1.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	5,000	5,320
Dallas County Hospital District,
Ser C, GO
5.621%, 08/15/44	4,993	5,374
Indianapolis Local Public Improvement Bond Bank, RB
6.116%, 01/15/40	440	474
Los Angeles, Department of Water & Power, RB
6.008%, 07/01/39	5,000	5,087
New York City Municipal Water Finance Authority, RB Callable 06/15/20 @ 100
6.491%, 06/15/42	6,630	6,948

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North Texas Tollway Authority, RB
6.718%, 01/01/49	$4,247	$4,605
State of California, Build America Project, GO
7.550%, 04/01/39	8,000	8,471
7.300%, 10/01/39	1,500	1,541
State of Illinois, GO
6.630%, 02/01/35	3,275	3,371
5.100%, 06/01/33	6,810	5,870
State of Washington, Ser D, GO
5.481%, 08/01/39	2,455	2,598

Total Municipal Bonds (Cost $47,745) ($ Thousands)		49,659

MORTGAGE-BACKED SECURITIES — 0.6%

Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2748, Cl ZT
5.500%, 02/15/24	531	577
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	698	807
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	409	419
GNMA ARM
4.375%, 06/20/32 (B)	179	186

		1,989

Non-Agency Mortgage-Backed Obligations — 0.5%
American Home Mortgage Investment Trust, Ser 2007-2, Cl 11A1
0.573%, 03/25/47 (B)	1,744	914
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.583%, 07/25/37 (B)	2,150	1,621
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.019%, 12/10/49 (B)	1,775	1,709
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.623%, 06/25/35 (B) (E)	451	159
Countrywide Home Loans, Ser 2006-2, Cl 1A1
0.663%, 03/25/35 (B)	214	117
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	6,560	6,349
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.549%, 03/19/45 (B) (E)	319	187
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.739%, 11/19/34 (B)	397	242

116	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.649%, 08/19/45 (B) (E)	$560	$353
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.733%, 12/25/34 (B)	190	101
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.143%, 08/25/34 (B)	119	72
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.203%, 09/25/34 (B)	48	27
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.653%, 10/25/36 (A) (B)	23	14
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
5.874%, 04/15/45 (B)	535	557
Washington Mutual Mortgage Pass-Through Certificates, Ser 2000-1, Cl M2
1.643%, 01/25/40 (B)	104	99
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.673%, 01/25/45 (B)	305	206
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 4A1
1.211%, 04/25/47 (B)	243	129

		12,856

Total Mortgage-Backed Securities (Cost $14,470) ($ Thousands)		14,845

ASSET-BACKED SECURITIES — 0.4%

Mortgage Related Securities — 0.4%
Bayview Financial Acquisition Trust, Ser 2005-A, Cl A1
1.354%, 02/28/40 (B)	3,818	2,100
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.160%, 09/25/36 (B)	9,567	4,298
Indymac Home Equity Loan Asset-Backed Trust, Ser 2002- A, Cl M1
1.468%, 05/25/33 (B)	494	289
JPMorgan Mortgage Acquisition, Ser 2007-HE1, Cl AV1
0.403%, 03/25/47 (B)	453	314
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV3
0.513%, 09/25/36 (B)	2,565	1,796

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.515%, 11/26/21 (B)	$1,365	$1,221

Total Asset-Backed Securities (Cost $12,165) ($ Thousands)		10,018

COMMERCIAL PAPER (C) — 1.7%
BNP Paribas Finance
0.230%, 06/03/10	16,655	16,654
Lloyds TSB Bank
0.245%, 06/17/10	12,245	12,243
Moody’s
0.280%, 06/10/10	18,770	18,768

Total Commercial Paper (Cost $47,667) ($ Thousands)		47,665

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.090%*†	46,555,386	46,555

Total Cash Equivalent (Cost $46,555) ($ Thousands)		46,555

Total Investments — 100.0% (Cost $2,579,464) ($ Thousands)		$2,736,148

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(250)	Sept-2010	$188
U.S. Long Treasury Bond	688	Oct-2010	(1,147)
U.S. Ultra Long Treasury Bond	1,272	Oct-2010	(2,721)

			$(3,680)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	117

SCHEDULE OF INVESTMENTS

Long Duration Fund (Concluded)

May 31, 2010

A summary of outstanding swap agreements held by the Fund at May 31, 2010, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Credit Suisse	ABX.HE.AAA 07-1 Index	SELL	0.09%	08/25/37	$(1,225)	$(511)

Percentages are based on Net Assets of $2,736,187 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (See Note 5).

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security—The rate reported is the rate in effect as of May 31, 2010. The date reported is the final maturity date.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	Step Bonds—The rate reported is the effective yield as of May 31, 2010. The coupon on a step bond changes on a specific date.

(F)	Security is when issued.

(G)	Zero Coupon Security. The rate reported is the effective yield at time of purchase.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Fair Isaac Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,788,226	$—	$1,788,226
U.S. Treasury Obligations	—	718,019	—	718,019
U.S. Government Agency Obligations	—	61,161	—	61,161
Municipal Bonds	—	49,659	—	49,659
Mortgage-Backed Securities	—	14,845	—	14,845
Asset-Backed Securities	—	10,018	—	10,018
Commercial Paper	—	47,665	—	47,665
Cash Equivalent	46,555	—	—	46,555

Total Investments in Securities	$46,555	$2,689,593	$—	$2,736,148

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(3,680)	$—	$—	$(3,680)
Credit Default Swap	—	(511)	—	(511)

Total Other Financial Instruments	$(3,680)	$(511)	$—	$(4,191)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

118	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund

May 31, 2010

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS — 91.8%

Argentina — 3.2%
Provincia de Buenos Aires
9.625%, 04/18/28 (A)		1,460	$1,029
9.625%, 04/18/28		1,335	941
9.375%, 09/14/18		440	319
9.375%, 09/14/18		1,000	728
4.000%, 05/15/35		439	158
Provincia de Mendoza Argentina
5.500%, 09/04/18		307	234
Provincia de Neuquen Argentina
8.656%, 10/18/14 (A)		153	158
Republic of Argentina
10.250%, 02/06/03 (B)		1,400	351
10.250%, 01/26/07 (B)	EUR	850	425
9.000%, 11/19/08		1,000	230
9.000%, 05/26/09 (B)	EUR	1,595	634
8.500%, 07/01/04 (B)	EUR	4,500	2,109
8.280%, 12/31/33		10,813	6,975
8.125%, 04/21/08 (B)	EUR	2,818	1,181
7.875%, 07/29/05 (B)		275	65
7.000%, 10/03/15		5,800	4,230
6.000%, 03/31/23 (B)		172	96
3.169%, 12/15/35 (C)		11,725	797
2.500%, 03/31/19 (D)		7,920	2,851
0.389%, 08/03/12 (C)		14,560	4,732
0.000%, 03/31/23 (B) (C)		1,680	924
0.000%,12/15/35 (C)		2,905	196
Republic of Argentina, Ser E MTN
9.250%, 07/20/04 (B)	EUR	2,100	984
7.000%, 03/18/04 (B)	EUR	2,554	1,030
Transportadora Gas Norte (B)
7.500%, 12/31/12 (D)		100	48
7.500%, 12/31/12 (A) (D)		210	101
7.500%, 12/31/12		350	168
6.500%, 12/31/12 (A) (D)		30	15
6.500%, 12/31/12 (D)		60	29
6.500%, 12/31/12 (D)		60	29

			31,767

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Bahrain — 0.1%
Kingdom of Bahrain
5.500%, 03/31/20 (A)		1,444	$1,415

Barbados — 0.2%
Columbus International
11.500%, 11/20/14 (A)		1,900	2,014

Belize — 0.0%
Government of Belize
6.000%, 02/20/29		330	238

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
10.039%, 12/11/21 (C)	EUR	2,000	908

Brazil — 9.3%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		2,605	2,683
5.500%, 07/12/20 (A)		700	679
Banco Votorantim
7.375%, 01/21/20 (A)		840	857
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/17	BRL	9,250	4,743
10.000%, 01/01/21		48,255	23,746
Federal Republic of Brazil
12.250%, 03/06/30		195	341
11.000%, 08/17/40		5,795	7,685
10.125%, 05/15/27		2,695	4,009
8.875%, 04/15/24		3,710	4,916
8.875%, 10/14/19		1,355	1,748
8.750%, 02/04/25		3,568	4,754
8.250%, 01/20/34		6,495	8,395
8.000%, 01/15/18		1,973	2,251
7.125%, 01/20/37		2,625	3,019
6.000%, 01/17/17		5,270	5,710
5.875%, 01/15/19		6,110	6,538
5.625%, 01/07/41		950	915
4.875%, 01/22/21		3,990	3,900
Fibria Overseas Finance
7.500%, 05/04/20 (A)		1,597	1,565
Petrobras International Finance
7.875%, 03/15/19		740	837
Rearden G Holdings
7.875%, 03/30/20 (A)		207	202
Voto-Votorantim
6.750%, 04/05/21 (A) (E)		2,170	2,132

SEI Institutional Investments Trust / Annual Report / May 31, 2010	119

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2010

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)		600	$589

			92,214

Chile — 0.3%
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		1,300	1,302
Nacional del Cobre de Chile
7.500%, 01/15/19		450	530
6.150%, 10/24/36		200	206
6.150%, 10/24/36 (A)		905	929

			2,967

China — 0.1%
Evergrande
13.000%, 01/27/15		800	752

Colombia — 4.5%
Ecopetrol
7.625%, 07/23/19 (A)		750	834
Republic of Colombia
11.750%, 02/25/20		2,258	3,291
10.375%, 01/28/33		450	642
9.850%, 06/28/27	COP	1,572,000	990
8.375%, 02/15/27		3,100	3,550
8.125%, 05/21/24		3,180	3,768
7.375%, 09/18/37		9,080	10,033
7.375%, 01/27/17		5,285	6,065
7.375%, 03/18/19		5,545	6,391
6.125%, 01/18/41		1,375	1,306
Santa Fe de Bogota
9.750%, 07/26/28 (A)	COP	13,095,000	7,457

			44,327

Croatia — 0.2%
Republic of Croatia
6.750%, 11/05/19 (A)		200	209
6.750%, 11/05/19		300	311
Zagrebacki Holding D.O.O.
5.500%, 07/10/17		1,500	1,480

			2,000

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)		600	721

Dominican Republic — 0.1%
Republic of Dominican Republic
9.040%, 01/23/18		27	30
7.500%, 05/06/21 (A)		1,130	1,115

			1,145

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15	1,150	$1,090

Egypt — 0.2%
Arab Republic of Egypt
5.750%, 04/29/20 (A)	1,783	1,796

El Salvador — 0.9%
Republic of El Salvador
8.250%, 04/10/32	100	107
8.250%, 04/10/32	3,710	4,044
7.650%, 06/15/35	3,744	3,875
7.375%, 12/01/19	200	214
7.375%, 12/01/19 (A)	500	536

		8,776

Georgia — 0.5%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12	2,500	2,375
Republic of Georgia
7.500%, 04/15/13	2,800	2,891

		5,266

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17 (A)	600	618
8.500%, 10/04/17	1,250	1,287

		1,905

Hong Kong — 0.2%
Bank of China Hong Kong
5.550%, 02/11/20 (A)	2,450	2,433

Hungary — 0.4%
Republic of Hungary
6.250%, 01/29/20	3,720	3,700

India — 0.4%
Indian Oil
4.750%, 01/22/15	550	558
State Bank of India MTN
4.500%, 10/23/14	850	869
Vedanta Resources
9.500%, 07/18/18 (A)	2,295	2,341

		3,768

Indonesia — 7.4%
Adaro Indonesia
7.625%, 10/22/19	1,965	1,994
Majapahit Holding
8.000%, 08/07/19 (A)	1,415	1,514

120	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

7.875%, 06/29/37 (A)	415	$407
7.750%, 10/17/16 (A)	150	162
7.750%, 10/17/16	1,250	1,327
7.750%, 01/20/20 (A)	2,295	2,415
7.250%, 10/17/11 (A)	885	931
Republic of Indonesia
11.625%, 03/04/19 (A)	5,610	8,008
11.625%, 03/04/19	1,700	2,427
11.500%, 09/15/19	7,300,000	909
11.000%, 11/15/20	17,100,000	2,081
10.375%, 05/04/14 (A)	300	369
10.375%, 05/04/14	1,000	1,230
10.000%, 06/17/21	46,100,000	6,221
8.500%, 10/12/35	4,612	5,719
7.750%, 01/17/38	650	743
7.750%, 01/17/38	16,415	18,754
7.500%, 01/15/16	3,390	3,858
7.250%, 04/20/15	1,390	1,570
6.875%, 01/17/18 (A)	1,500	1,680
6.875%, 01/17/18	3,630	4,066
6.750%, 03/10/14	1,450	1,581
6.750%, 03/10/14 (A)	500	549
6.625%, 02/17/37	2,500	2,512
5.875%, 03/13/20 (A)	1,800	1,863
Star Energy
11.500%, 02/12/15	500	513

		73,403

Iraq — 1.2%
Republic of Iraq
5.800%, 01/15/28	14,165	11,651

Ivory Coast — 0.2%
Government of Ivory Coast
2.450%, 12/31/32	3,437	1,718

Jamaica — 0.0%
Digicel Group
8.875%, 01/15/15 (A)	450	435

Kazakhstan — 3.6%
CenterCredit International
8.625%, 01/30/14	2,249	2,142
Citigroup Global Markets for JSC Kazkommertsbank
8.700%, 04/07/14 (C)	1,550	1,325
Halyk Savings Bank of Kazakhstan
9.250%, 10/16/13	875	884
7.750%, 05/13/13	100	100
7.250%, 05/03/17	650	586
Kazatomprom
6.250%, 05/20/15	1,050	1,037

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Kazkommertsbank
8.500%, 04/16/13	1,350	$1,239
8.000%, 11/03/15	1,650	1,485
7.875%, 04/07/14	900	812
7.500%, 11/29/16	2,350	2,056
6.875%, 02/13/17	500	547
KazMunaiGaz Finance MTN
11.750%, 01/23/15 (A)	3,910	4,653
9.125%, 07/02/18 (A)	3,125	3,437
9.125%, 07/02/18	4,323	4,764
8.375%, 07/02/13	4,450	4,717
7.000%, 05/05/20 (A)	5,655	5,443
Tengizchevroil Finance
6.124%, 11/15/14	412	416

		35,643

Lithuania — 0.5%
Republic of Lithuania
7.375%, 02/11/20 (A)	2,150	2,220
7.375%, 02/11/20	1,700	1,779
6.750%, 01/15/15 (A)	1,405	1,442

		5,441

Malaysia — 3.2%
Government of Malaysia
4.378%, 11/29/19	12,720	3,961
3.741%, 02/27/15	12,440	3,798
Malaysia Sukuk Global Berhad
3.928%, 06/04/15 (A)	450	450
Petroliam Nasional
7.750%, 08/15/15	1,460	1,758
7.625%, 10/15/26	430	512
Petronas Capital
7.875%, 05/22/22	4,930	5,921
7.875%, 05/22/22 (A)	450	543
7.000%, 05/22/12	3,055	3,334
5.250%, 08/12/19 (A)	11,115	11,350
5.250%, 08/12/19	500	513

		32,140

Mexico — 8.9%
BBVA Bancomer
6.008%, 05/17/22 (C)	780	703
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	1,739	1,487
Grupo Senda
10.500%, 10/03/15	4,590	4,177
Mexican Bonos
9.500%, 12/18/14	12,283	1,076
8.500%, 05/31/29	24,800	2,040
8.000%, 12/17/15	33,430	2,776
8.000%, 06/11/20	30,860	2,516
7.500%, 06/03/27	50,230	3,785

SEI Institutional Investments Trust / Annual Report / May 31, 2010	121

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2010

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Mexican Bonos, Ser M10
7.250%, 12/15/16	MXP	13,000	$1,035
NII Capital
10.000%, 08/15/16		4,900	5,243
Oceanografia
11.250%, 07/15/15		1,286	797
Pemex Finance
9.150%, 11/15/18		1,895	2,402
Pemex Project Funding Master Trust
6.625%, 06/15/35		400	392
5.750%, 03/01/18		1,670	1,696
Petroleos Mexicanos
8.000%, 05/03/19 (A)		465	536
8.000%, 05/03/19		1,150	1,325
6.000%, 03/05/20 (A)		500	506
United Mexican States
11.375%, 09/15/16		540	748
8.300%, 08/15/31		13,060	16,847
8.125%, 12/30/19		1,290	1,583
7.500%, 04/08/33		1,430	1,702
6.625%, 03/03/15		2,650	2,975
6.050%, 01/11/40		10,274	10,325
5.950%, 03/19/19		4,890	5,269
5.625%, 01/15/17		4,550	4,880
5.125%, 01/15/20		3,662	3,726
United Mexican States, Ser A MTN
6.750%, 09/27/34		6,568	7,208

			87,755

Nigeria — 0.1%
GTB Finance
8.500%, 01/29/12		500	507
UBS
0.000%,
09/04/17 (A) (C)		800	787

			1,294

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13		2,750	275
4.174%, 11/07/13 (C)		500	175

			450

Pakistan — 0.6%
Pakistan Mobile Communications
8.625%, 11/13/13 (A)		330	297
Republic of Pakistan
7.125%, 03/31/16		3,650	3,368
6.875%, 06/01/17		2,850	2,565

			6,230

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Panama — 2.1%
Republic of Panama
9.375%, 04/01/29	7,540	$10,443
9.375%, 01/16/23	595	777
8.875%, 09/30/27	3,400	4,556
8.125%, 04/28/34	940	1,180
7.250%, 03/15/15	2,150	2,483
6.700%, 01/26/36	1,650	1,819

		21,258

Peru — 2.7%
Interoceanica IV Finance
3.966%, 11/30/25 (A) (F)	749	333
3.899%, 11/30/18 (A) (F)	358	257
3.230%, 11/30/18	656	470
Peru Enhanced Pass-Through Finance
7.295%, 06/02/25 (A) (F)	500	224
4.417%, 05/31/18 (F)	1,623	1,299
3.998%, 05/31/18 (A) (F)	507	405
Republic of Peru
8.750%, 11/21/33	2,661	3,519
8.375%, 05/03/16	350	425
7.350%, 07/21/25	11,720	13,712
6.550%, 03/14/37	5,675	6,118

		26,762

Philippines — 5.7%
National Power
9.625%, 05/15/28	1,100	1,342
Power Sector
7.390%, 12/02/24	1,465	1,586
7.250%, 05/27/19	760	830
Republic of Philippines
10.625%, 03/16/25	4,661	6,712
9.500%, 02/02/30	2,730	3,668
9.500%, 10/21/24	200	264
9.375%, 01/18/17	10,040	12,763
8.875%, 03/17/15	500	613
8.375%, 06/17/19	650	803
8.250%, 01/15/14	2,575	3,000
8.000%, 01/15/16	4,650	5,592
7.750%, 01/14/31	3,624	4,199
7.500%, 09/25/24	7,964	9,298
6.500%, 01/20/20	500	544
6.375%, 10/23/34	4,290	4,279
6.375%, 01/15/32	890	890

		56,383

Poland — 1.6%
Republic of Poland
6.375%, 07/15/19	13,105	14,271

122	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

TVN Finance II
10.750%, 11/15/17 (A)	1,000	$1,301

		15,572

Qatar — 1.2%
Qtel International Finance
7.875%, 06/10/19	3,050	3,424
6.500%, 06/10/14 (A)	600	649
State of Qatar
9.750%, 06/15/30	535	754
6.400%, 01/20/40 (A)	705	730
5.250%, 01/20/20 (A)	6,240	6,412

		11,969

Russia — 8.7%
Alfa Dividend Payment Rights Finance MTN
2.157%, 12/15/11 (A) (C)	165	151
Alfa Invest MTN
9.250%, 06/24/13 (A)	1,200	1,229
Alfa Issuance MTN
8.000%, 03/18/15	208	202
Edel Capital for Sinek Capital SA
7.700%, 08/03/15	600	600
Gaz Capital MTN
8.625%, 04/28/34	1,850	2,037
6.510%, 03/07/22	220	207
6.510%, 03/07/22 (A)	1,250	1,181
6.212%, 11/22/16	600	585
Kuznetski (Bank of Moscow)
7.500%, 11/25/15 (C)	1,300	1,297
Morgan Stanley Bank for GAZPROM
9.625%, 03/01/13	700	769
RSHB Capital for Russian Agricultural Bank
9.000%, 06/11/14	750	830
7.750%, 05/29/18	1,250	1,313
6.299%, 05/15/17	400	389
Russian Federation
12.750%, 06/24/28	4,270	7,131
11.200%, 12/17/14	49,200	1,868
7.500%, 03/31/30	40,567	45,334
Russian Foreign Bond - Eurobond
5.000%, 04/29/20 (A) (E)	3,300	3,143
Teorema Holding
11.000%, 10/27/08 (B)	2,000	200
TNK-BP Finance
7.875%, 03/13/18 (A)	325	328
7.500%, 07/18/16 (A)	415	429
7.250%, 02/02/20 (A)	1,098	1,068
6.250%, 02/02/15 (A)	598	592
TransCapitalInvest (Transneft)
8.700%, 08/07/18 (A)	465	519

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

UBS (Vimpelcom)
8.250%, 05/23/16	190	$195
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	1,460	1,544
9.125%, 04/30/18	1,200	1,269
8.375%, 04/30/13	800	835
8.375%, 04/30/13 (A)	1,050	1,095
VTB Capital
6.875%, 05/29/18	7,550	7,710
6.609%, 10/31/12 (A)	1,500	1,535
6.250%, 06/30/35	498	492

		86,077

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15 (A)	900	895

Singapore — 0.4%
Sea Production
4.500%, 02/14/12	8,800	3,960

South Africa — 1.7%
Consol Glass MTN
7.625%, 04/15/14	285	327
Edcon Proprietary
3.900%, 06/15/14 (C)	2,350	2,115
Republic of South Africa
13.500%, 09/15/15	5,840	946
8.500%, 06/23/17	815	974
7.500%, 01/15/14	7,420	963
6.875%, 05/27/19	3,095	3,455
6.500%, 06/02/14	2,905	3,206
5.875%, 05/30/22	2,445	2,506
5.500%, 03/09/20	1,950	1,965

		16,457

South Korea — 0.4%
Export-Import Bank of Korea
8.125%, 01/21/14	2,105	2,398
5.875%, 01/14/15	1,125	1,203

		3,601

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (A)	500	510

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19	565	685
Central American Bank for Economic Integration
5.375%, 09/24/14 (A)	350	364

SEI Institutional Investments Trust / Annual Report / May 31, 2010	123

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2010

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Eurasian Development Bank MTN
7.375%, 09/29/14 (A)	350	$357

		1,406

Thailand — 0.2%
True Move
10.750%, 12/16/13 (A)	850	833
10.375%, 08/01/14 (A)	850	829

		1,662

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)	653	715
6.000%, 05/08/22	2,375	2,155
6.000%, 05/08/22 (A)	900	817

		3,687

Tunisia — 0.3%
Banque Centrale de Tunisie
7.375%, 04/25/12	2,210	2,398
6.250%, 02/20/13	430	570

		2,968

Turkey — 4.2%
Globus Capital Finance
8.500%, 03/05/12	700	616
Republic of Turkey
11.875%, 01/15/30	625	1,008
9.500%, 01/15/14	300	356
8.000%, 02/14/34	2,150	2,489
7.500%, 11/07/19	2,535	2,890
7.500%, 07/14/17	2,975	3,391
7.375%, 02/05/25	5,975	6,676
7.250%, 03/05/38	640	674
7.250%, 03/15/15	1,200	1,350
7.000%, 06/05/20	550	605
7.000%, 09/26/16	1,450	1,613
7.000%, 03/11/19	800	884
6.875%, 03/17/36	6,895	7,016
6.750%, 05/30/40	4,927	4,890
6.750%, 04/03/18	6,230	6,806

		41,264

Ukraine — 3.9%
Biz Finance for Ukreximbank
8.375%, 04/27/15	1,450	1,373
Credit Suisse First Boston for City of Kiev
8.000%, 11/06/15	750	630
Credit Suisse First Boston International (Export/Import -Ukraine)
7.650%, 09/07/11	1,000	990

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

6.800%, 10/04/12		800	$740
Government of Ukraine
7.650%, 06/11/13		3,625	3,661
7.650%, 06/11/13		250	253
6.875%, 03/04/11		500	499
6.750%, 11/14/17		2,200	2,009
6.580%, 11/21/16		3,948	3,643
6.385%, 06/26/12		1,445	1,423
3.200%, 12/19/10		760,000	8,172
MHP
10.250%, 04/29/15		1,965	1,739
NAK Naftogaz Ukraine
9.500%, 09/30/14		8,373	8,582
9.500%, 09/30/14		2,050	2,108
Springvale Holdings
9.181%, 09/07/09 (B) (C) (H)		1,000	75
UK Private Bank
8.000%, 02/06/12		3,000	2,760

			38,657

United Arab Emirates — 1.9%
Dolphin Energy
5.888%, 06/15/19 (A)		446	454
5.888%, 06/15/19		1,832	1,868
Dubai DOF Sukuk MTN
6.396%, 11/03/14		1,200	1,142
Dubai Electricity & Water Authority
8.500%, 04/22/15 (A)		2,050	2,057
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14		1,850	1,631
0.719%, 02/01/12 (C)		200	154
Dubai Sukuk Centre
0.632%, 06/13/12 (C)		750	533
Emirate of Abu Dhabi
6.750%, 04/08/19 (A)		670	757
Jafz Sukuk
3.446%, 11/27/12 (C)	AED	33,500	7,502
Nakheel Development 2
2.750%, 01/16/11		2,900	3,045

			19,143

Uruguay — 3.0%
Republic of Uruguay
9.250%, 05/17/17		5,670	7,045
8.000%, 11/18/22		12,047	14,155
7.625%, 03/21/36		2,086	2,347
6.875%, 09/28/25		761	818
Republic of Uruguay PIK
7.875%, 01/15/33		4,220	4,853

			29,218

124	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Venezuela — 6.1%
Bolivarian Republic of Venezuela
8.250%, 10/13/24	4,315	$2,395
Government of Venezuela
13.625%, 08/15/18	2,435	2,058
10.750%, 09/19/13	700	604
9.375%, 01/13/34	2,370	1,434
9.250%, 05/07/28	7,065	4,186
9.250%, 09/15/27	4,025	2,636
9.000%, 05/07/23	8,545	5,106
8.500%, 10/08/14	3,675	2,756
7.750%, 10/13/19	400	238
7.650%, 04/21/25	5,065	2,786
7.000%, 12/01/18	255	152
7.000%, 03/31/38	200	103
6.000%, 12/09/20	2,300	1,219
5.750%, 02/26/16	2,250	1,372
1.307%, 04/20/11 (C)	22,615	20,014
Petroleos de Venezuela
5.500%, 04/12/37	2,650	1,186
5.375%, 04/12/27	5,305	2,427
5.250%, 04/12/17	12,890	7,089
5.000%, 10/28/15	1,700	939
4.900%, 10/28/14	2,175	1,316

		60,016

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16	450	475
6.750%, 01/29/20 (A)	1,052	1,065

		1,540

Total Global Bonds (Cost $846,080) ($ Thousands)		908,367

LOAN PARTICIPATIONS — 0.9%

Angola — 0.1%
Republic of Angola (H) (I)
2.998%, 04/30/16	1,300	1,326

Cambodia — 0.3%
CAMGSM PIK
12.854%, 05/25/11	2,480	2,480

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (F) (H) (I)	221	227

Russia — 0.2%
Snegri Overseas
10.500%, 10/26/10 (H) (I)	2,560	2,048

Description	Face Amount (Thousands) (1)/ Shares	Market Value ($ Thousands)

Singapore — 0.3%
Morton Bay Senior
6.250%, 06/30/11 (H) (I)	3,054	$3,054

Total Loan Participations (Cost $10,070) ($ Thousands)		9,135

CONVERTIBLE BONDS — 0.7%
FirstSource Solutions
6.214%, 12/04/12 (F)	2,300	2,340
Reliance Communications
0.000%, 03/01/12 (F)	1,400	1,512
Suzlon Energy
1.307%, 06/12/12	2,484	2,637
2.468%, 07/25/14	500	422

Total Convertible Bonds (Cost $6,261) ($ Thousands)		6,911

AFFILIATED PARTNERSHIP (G) — 0.4%
SEI Liquidity Fund, L.P.
0.240%**†	4,439,163	4,213

Total Affiliated Partnership (Cost $4,439) ($ Thousands)		4,213

WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A,
Expires 10/27/11* (H)	136	—
Teorema Holding B,
Expires 10/27/11* (H)	272	—

Total Warrants (Cost $47) ($ Thousands)		—

TIME DEPOSIT — 3.4%

United States — 3.4%
Brown Brothers Harriman
0.030%, 06/01/10	33,396	33,396

Total Time Deposit (Cost $33,396) ($ Thousands)		33,396

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS — 0.0%

United States — 0.0%
Deposits with Merrill Lynch as Collateral for Swap Contracts Outstanding	400	400

Total Deposit with Counterparty as Collateral for Swap Contracts (Cost $400) ($ Thousands)		400

Total Investments — 97.2% (Cost $900,693) ($ Thousands)		$962,422

SEI Institutional Investments Trust / Annual Report / May 31, 2010	125

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Concluded)

May 31, 2010

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. Ultra Long Treasury Bond	4	Oct-2010	$(8)

			$(8)

For the year ended May 31, 2010, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at May 31, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
6/2/10	BRL	7,970	USD	4,450	$82
6/2/10-7/2/10	USD	18,429	BRL	33,889	103
6/8/10	KRW	247,544	USD	216	9
6/8/10-7/12/10	USD	9,182	KRW	10,297,799	(547)
6/11/10-7/12/10	USD	13,138	INR	590,470	(430)
6/11/10-7/19/10	USD	8,751	RUB	265,683	(106)
6/14/10-7/26/10	MXP	30,323	USD	2,295	(48)
6/14/10-7/26/10	USD	8,598	MXP	109,447	(127)
6/21/10-7/26/10	PLN	16,183	USD	4,809	(78)
6/24/10	RUB	72,477	USD	2,320	(37)
6/24/10-7/26/10	USD	4,802	PLN	16,183	85
6/28/10-6/30/10	EUR	14,549	USD	18,014	71
6/30/10	JPY	748,763	USD	8,274	35
7/16/10	SGD	6,194	USD	4,362	(53)
7/16/10	USD	4,500	SGD	6,194	(85)
11/23/10-5/20/11	USD	5,840	CNY	39,069	(73)

					$(1,199)

A summary of outstanding swap agreements help by the Fund at May 31, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Merrill Lynch	ZAPOROZH TERM LOAN 9.784% 12/31/10	Cash Deposit Of Notional Amount	Price Return	12/31/10	400	$5
HSBC	CITY OF MOSCOW 16% 06/08/14	Cash Deposit Of Notional Amount	Price Return	06/08/14	RUB 5,160	(7)
HSBC	CITY OF MOSCOW 16% 06/08/14	Cash Deposit Of Notional Amount	Price Return	06/08/14	RUB 4,944	(8)
HSBC	RUSSIA FEDERAL LOAN BOND 12% 08/20/14	Cash Deposit Of Notional Amount	Price Return	08/20/14	RUB 2,207	(3)
HSBC	RUSSIA FEDERAL LOAN BOND 12% 08/20/14	Cash Deposit Of Notional Amount	Price Return	08/20/14	RUB 9,390	(13)
HSBC	RUSSIA FEDERAL LOAN BOND 8.1% 11/26/14	Cash Deposit Of Notional Amount	Price Return	11/26/14	RUB 3,504	(3)
HSBC	RUSSIA FEDERAL LOAN BOND 11.2% 12/17/14	Cash Deposit Of Notional Amount	Price Return	12/17/14	RUB 7,385	(12)
HSBC	RUSSIA FEDERAL LOAN BOND 11.2% 12/17/14	Cash Deposit Of Notional Amount	Price Return	12/17/14	RUB 9,025	(16)
HSBC	RUSSIAN RAILWAYS 9% 01/16/25	Cash Deposit Of Notional Amount	Price Return	01/16/25	RUB 6,080	(7)
HSBC	RUSSIAN RAILWAYS 9% 01/16/25	Cash Deposit Of Notional Amount	Price Return	01/16/25	RUB 5,719	(7)
HSBC	RUSSIAN RAILWAYS 9% 01/16/25	Cash Deposit Of Notional Amount	Price Return	01/16/25	RUB 4,579	(6)

						$(77)

126	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Percentages are based on Net Assets of $989,598 ($ Thousands)

(1)	In U.S. dollars unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security (See Note 5).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported is the rate in effect as of May 31, 2010. The date reported is the next reset date.

(D)	Step Bonds — The rate reflected is the effective yield on May 31, 2010. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $4,235 ($ Thousands).

(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $4,213 ($ Thousands).

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2010 was $6,730 ($ Thousands) and represented 0.7% of Net Assets.

(I)	Securities considered illiquid. The total value of such securities as of May 31, 2010 was $6,655 ($ Thousands) and represented 0.7% of Net Assets. (Unaudited in regards to illiquid status)

AED — United Arab Emirates Dirham

BRL — Brazilian Real

CNY — Chinese Yuan Renminbi

COP — Colombian Peso

EUR — Euro

INR — India Rupee

JPY — Japanese Yen

KRW — South Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$908,367	$—	$908,367
Convertible Bonds	—	6,911	—	6,911
Loan Participations	—	—	9,135	9,135
Affiliated Partnership	—	4,213	—	4,213
Warrants	—	—	—	—
Deposit with Counterparty as Collateral for Swap Contracts	—	400	—	400
Time Deposit	33,396	—	—	33,396

Total Investments in Securities	$33,396	$919,891	$9,135	$962,422

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$(8)	$—	$—	$(8)
Forwards	(1,199)	—	—	(1,199)
Total Return Swaps	—	(73)	(4)	(77)

Total Other Financial Instruments	$(1,207)	$(73)	$(4)	$(1,284)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Total Return Swaps
Beginning balance as of June 1, 2009	$11,161	$(975)
Accrued discounts/premiums	26	9
Realized gain/(loss)	(869)	25
Change in unrealized appreciation/(depreciation)	2,860	971
Net purchases/sales	(4,043)	(25)
Net transfer in and/or out of
Level 3	—	—

Ending balance as of May 31, 2010	$9,135	$5

Changes in unrealized gain/(loss) included in earnings related to securities still held at reporting date	$147	$479

*	Future contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	127

SCHEDULE OF INVESTMENTS

Real Return Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Inflation-Protected Securities
3.500%, 01/15/11	$3,850	$4,902
2.375%, 04/15/11	4,450	4,964
2.000%, 04/15/12	37,921	42,065
3.000%, 07/15/12	15,225	19,567
0.625%, 04/15/13	40,095	41,974
1.875%, 07/15/13	21,670	27,020
2.000%, 01/15/14	36,024	44,943
1.250%, 04/15/14	26,250	28,029
2.000%, 07/15/14	34,536	42,528
1.625%, 01/15/15	45,425	54,241
0.500%, 04/15/15	3,300	3,332
2.000%, 01/15/16	10,625	12,453

Total U.S. Treasury Obligations (Cost $320,285) ($ Thousands)		326,018

Total Investments — 99.8% (Cost $320,285) ($ Thousands)		$326,018

Percentages are based on a Net Assets of $326,758 ($ Thousands).

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$326,018	$—	$326,018

Total Investments in Securities	$—	$326,018	$—	$326,018

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

128	SEI Institutional Investments Trust / Annual Report / May 31, 2010

This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

May 31, 2010

	Large Cap Fund		Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
ASSETS:
Investments at value†	$1,186,447	*	$291,793	$5,968,132	*
Affiliated investment, at value††	158,480		60,612	1,855,320
Cash	78		8	52
Foreign currency, at value†††	—		—	—
Restricted cash held for forwards and swaps	—		—	—
Receivable for fund shares sold	24,150		430	52,081
Receivable for investment securities sold	3,454		1,465	89,236
Dividends and interest receivable	2,327		649	15,345
Receivable for variation margin	—		1	2
Foreign tax reclaim receivable	25		6	—
Unrealized gain on foreign spot currency contracts	—		—	—
Swap contracts at value††††	—		—	—
Prepaid expenses	6		2	46
Total Assets	1,374,967		354,966	7,980,214
LIABILITIES:
Payable upon return on securities loaned	133,363		—	775,045
Payable for investment securities purchased	6,330		1,575	91,217
Payable for fund shares redeemed	4,236		12	138,174
Swap contracts at value††††	—		—	—
Payable to custodian	—		—	—
Payable for variation margin	347		769	13,659
Unrealized loss on foreign spot currency contracts	—		—	—
Investment advisory fees payable	226		92	1,064
CCO fees payable	1		—	8
Accrued expense payable	82		18	285
Total Liabilities	144,585		2,466	1,019,452
Net Assets	$1,230,382		$352,500	$6,960,762
† Cost of investments and repurchase agreements	1,121,321		274,328	5,465,873
†† Cost of affiliated investments	159,309		73,740	2,049,867
††† Cost of foreign currency	—		—	—
†††† Premiums received	—		—	—
* Includes market value of securities on loan	128,195		—	743,579
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$1,277,446		$524,860	$9,146,511
Undistributed net investment income	3,321		1,390	32,919
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures, swap contracts and foreign currency	(113,099)		(175,961)	(2,492,289)
Net unrealized appreciation (depreciation) on investments and option contracts	64,297		4,337	307,712
Net unrealized appreciation (depreciation) on futures contracts	(1,583)		(2,126)	(34,091)
Net unrealized depreciation on swap contracts	—		—	—
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—	—
Net Assets	$1,230,382		$352,500	$6,960,762
Net Asset Value, Offering and Redemption Price Per Share — Class A	$14.84		$7.69	$8.86
	($1,230,381,718 ÷ 82,904,747 shares	)	($352,500,474 ÷ 45,841,863 shares )	($6,960,761,883 ÷ 785,479,184 shares	)

Amounts designated as “—” are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

130	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Large Cap Index Fund		Small Cap Fund		Smalll/Mid Cap Equity Fund		U.S. Managed Volatility Fund		International Equity Fund

$504,498	*	$1,304,910	*	$2,028,148	*	$252,645	*	$ 604,726 *
73,780		286,391		412,162		2,452		32,422
3		29		—		1		1,935
—		1		5		—		578
—		—		—		—		4,420
212		3,124		7,568		—		13,667
13,483		7,666		13,379		—		5,947
1,144		1,370		1,834		524		3,045
—		—		—		—		83
—		—		—		—		1,340
—		—		—		—		3
—		—		—		—		24,110
3		7		14		1		5
593,123		1,603,498		2,463,110		255,623		692,281

69,017		241,968		345,580		—		30,032
—		9,116		12,739		—		4,154
14,834		11,548		38,099		402		23,853
—		—		—		—		28,397
—		—		659		—		—
105		450		604		39		41
—		—		—		—		2
17		605		893		77		127
1		2		3		—		1
29		61		90		11		195
84,003		263,750		398,667		529		86,802
$509,120		$1,339,748		$2,064,443		$255,094		$ 605,479
413,190		1,147,943		1,733,143		214,753		633,924
74,542		292,547		419,547		2,452		33,245
—		1		5		—		573
—		—		—		—		—
66,147		231,332		331,075		—		27,726

$460,724		$1,647,609		$2,391,502		$202,702		$1,084,636
1,848		1,670		1,454		823		21,951
(43,592)		(460,501)		(616,671)		13,817		(466,288)
90,546		150,811		287,620		37,892		(30,021)
(406)		160		541		(140)		(200)
—		—		—		—		(4,287)
—		(1)		(3)		—		(312)
$509,120		$1,339,748		$2,064,443		$255,094		$ 605,479
$94.53		$10.69		$10.53		$11.16		$6.37
($509,119,961 ÷ 5,385,779 shares	)	($1,339,748,399 ÷ 125,307,764 shares	)	($2,064,442,640 ÷ 196,009,908 shares	)	($255,093,669 ÷ 22,860,421 shares	)	($605,478,845 ÷ 95,124,605 shares )

SEI Institutional Investments Trust / Annual Report / May 31, 2010	131

Statements of Assets and Liabilities ($ Thousands)

May 31, 2010

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunity Fund
ASSETS:
Investments at value†	$3,481,333 *	$64,211	$58,186
Affiliated investment, at value††	270,205	3,596	56,261
Cash	75,761	70	261
Foreign currency, at value†††	7,313	33	—
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts	7,001	—	200
Receivable for fund shares sold	120,591	299	24
Receivable for investment securities sold	36,461	1,052	524
Dividends and interest receivable	14,308	212	292
Receivable for variation margin	851	20	5
Foreign tax reclaim receivable	2,655	64	1
Unrealized gain on foreign spot currency contracts	527	1	—
Unrealized gain on forward foreign currency contracts	38	—	—
Swap contracts at value††††	42,703	—	—
Prepaid expenses	23	—	1
Total Assets	4,059,770	69,558	115,755
LIABILITIES:
Payable upon return on securities loaned	235,888	—	—
Payable for investment securities purchased	44,437	658	123
Payable for fund shares redeemed	14,976	22	46
Payable for loss on securities lending	—	—	—
Income distribution payable	—	—	—
Swap contracts at value††††	49,588	—	—
Options written, at value†††††	—	—	—
Payable to custodian	—	—	—
Payable for variation margin	256	7	10
Unrealized loss on foreign spot currency contracts	94	2	—
Unrealized loss on forward foreign currency contracts	—	—	—
Investment advisory fees payable	1,226	33	43
CCO fees payable	4	—	—
Accrued expense payable	575	93	14
Accrued foreign capital gains tax on appreciated securities	112	—	—
Total Liabilities	347,156	815	236
Net Assets	$3,712,614	$68,743	$115,519
† Cost of investments and repurchase agreements	3,583,311	67,293	60,810
†† Cost of affiliated investments	272,518	3,596	78,062
††† Cost of foreign currency	7,212	529	—
†††† Premiums received	—	—	—
††††† Premiums received	—	—	—
* Includes market value of securities on loan	224,904	—	—
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$4,717,651	$95,696	$165,894
Undistributed (Distributions in excess of) net investment income	53,729	821	2,587
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures, swap contracts and foreign currency	(945,231)	(24,500)	(28,535)
Net unrealized appreciation (depreciation) on investments and option contracts	(104,291)	(3,082)	(24,425)
Net unrealized depreciation on futures contracts	(2,182)	(189)	(2)
Net unrealized depreciation on swap contracts	(6,885)	—	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(65)	(3)	—
Accumulated foreign capital gains tax on appreciated securities	(112)	—	—
Net Assets	$3,712,614	$68,743	$115,519
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.09	$7.04	$7.69
	($3,712,613,737 ÷ 408,505,323 shares )	($68,742,935 ÷ 9,761,926 shares )	($115,519,217 ÷ 15,020,650 shares )

Amounts designated as “—” are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

132	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Core Fixed Income Fund	High Yield Bond Fund		Long Duration Fund	Emerging Markets Debt Fund	Real Return Fund

$6,093,823 *	$1,533,519	*	$2,689,593	$ 958,209 *	$326,018
532,005	37,801		46,555	4,213	—
—	557		678	—	4,095
—	—		—	94	—
42,403	1,571		960	3,312	—
33,491	57,243		7,000	28,326	584
746,933	18,534		4,132	11,305	—
40,087	32,490		31,121	17,356	1,682
1,398	—		820	5	—
27	65		58	—	—
—	—		—	—	—
385	—		—	385	—
24,469	211		—	2,202	—
34	10		14	4	2
7,515,055	1,682,001		2,780,931	1,025,411	332,381

431,339	6		—	4,439	—
1,150,925	20,489		38,426	13,832	—
156,832	23,967		4,975	14,314	5,554
—	1,912		—	—	—
1,166	455		—	—	—
63,842	—		718	—	—
264	—		—	—	—
2,682	—		—	1,067	—
1,056	—		94	—	—
—	—		—	52	—
247	—		—	1,584	—
692	464		359	444	54
7	2		3	1	—
295	98		169	80	15
—	—		—	—	—
1,809,347	47,393		44,744	35,813	5,623
$5,705,708	$1,634,608		$2,736,187	$ 989,598	$326,758
6,124,003	1,516,700		2,532,909	896,254	320,285
541,420	37,801		46,555	4,439	—
—	—		—	94	—
(23,987)	934		(207)	2,279	—
(234)	—		—	—	—
419,251	5		—	4,235	—

$5,690,425	$1,781,429		$2,600,113	$1,000,469	$314,370
8,929	49		(3,008)	(5,095)	1,919
62,426	(162,966)		(13,411)	(66,112)	4,736
(39,625)	16,819		156,684	61,729	5,733
(1,199)	—		(3,680)	(8)	—
(15,386)	(723)		(511)	(77)	—
138	—		—	(1,308)	—
—	—		—	—	—
$5,705,708	$1,634,608		$2,736,187	$ 989,598	$326,758
$10.35	$8.74		$8.69	$10.47	$10.41
($5,705,708,019 ÷ 551,082,245 shares )	($1,634,608,066 ÷ 186,991,591 shares	)	($2,736,186,746 ÷ 314,718,012 shares )	($989,597,880 ÷ 94,481,965 shares )	($326,758,153 ÷ 31,394,920 shares	)

SEI Institutional Investments Trust / Annual Report / May 31, 2010	133

Statements of Operations ($ Thousands)

For the year ended May 31, 2010

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
Investment Income
Dividends	$16,107	$5,624	$133,262
Dividends from Affiliated Registered Investment Company(1)	35	20	360
Interest Income	13	15	260
Security Lending Income — Net	378	—	2,046
Less: Foreign Taxes Withheld	(46)	(11)	—
	16,487	5,648	135,928
Expenses:
Investment Advisory Fees	3,630	1,437	28,296
Administration Fees	454	180	3,537
Trustee Fees	14	7	135
Chief Compliance Officer Fees	6	2	43
Custodian/Wire Agent Fees	49	19	369
Professional Fees	44	16	311
Registration Fees	38	2	39
Printing Fees	12	3	61
Overdraft Fees	—	—	—
Other Expenses	32	23	168
Total Expenses	4,279	1,689	32,959
Less:
Waiver of Investment Advisory Fees	(1,465)	(381)	(16,335)
Waiver of Administration Fees	(454)	(180)	(3,537)
Fees Paid Indirectly(1)	(19)	—	(1)
Net Expenses	2,341	1,128	13,086
Net Investment Income	14,146	4,520	122,842
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	43,985	19,858	541,637
Affiliated Investments	—	—	(54,358)
Futures Contracts	8,212	25,183	444,246
Swap Contracts	—	—	—
Foreign Currency Transactions	—	(9)	(795)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	55,158	29,650	395,770
Affiliated Investments	(382)	5,241	147,798
Futures Contracts	(3,102)	(13,485)	(239,294)
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	1	802
Net Increase in Net Assets Resulting from Operations	$118,017	$70,959	$1,358,648

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

134	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Large Cap Index Fund	Small Cap Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund	International Equity Fund

$10,625	$15,770	$25,366	$6,558	$19,205
10	60	86	14	16
7	606	730	3	908
278	728	808	—	642
—	(25)	(32)	(38)	(1,525)
10,920	17,139	26,958	6,537	19,246

833	7,980	13,640	1,781	3,686
245	614	1,049	137	365
9	23	40	5	15
3	8	12	2	4
26	65	111	13	429
23	56	92	11	31
7	8	11	3	5
5	12	18	2	5
—	—	—	—	7
26	59	68	8	110
1,177	8,825	15,041	1,962	4,657

(638)	(1,578)	(3,497)	(865)	(1,440)
(245)	(614)	(1,049)	(137)	(365)
—	(64)	(159)	—	(23)
294	6,569	10,336	960	2,829
10,626	10,570	16,622	5,577	16,417

(13,183)	101,908	174,538	19,411	73,050
—	—	—	—	—
2,982	13,510	14,322	1,962	2,042
—	—	—	—	14,931
—	(39)	(215)	—	4,439

93,149	226,919	418,769	25,278	(41,967)
32	87	(58)	—	204
(1,483)	(4,033)	(263)	(662)	(1,130)
—	—	—	—	(10,421)
—	(2)	(4)	—	(1,623)
$92,123	$348,920	$623,711	$51,566	$55,942

SEI Institutional Investments Trust / Annual Report / May 31, 2010	135

Statements of Operations ($ Thousands)

For the year ended May 31, 2010

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund
Investment Income
Dividends	$89,076	$1,846	$—
Dividends from Affiliated Registered Investment Company(1)	134	2	15
Interest Income	2,550	15	4,963
Security Lending Income — Net	2,172	—	—
Less: Foreign Taxes Withheld	(7,817)	(161)	—
	86,115	1,702	4,978
Expenses:
Investment Advisory Fees	18,540	444	687
Administration Fees	1,685	34	76
Trustee Fees	63	1	3
Chief Compliance Officer Fees	21	—	1
Custodian/Wire Agent Fees	1,079	176	7
Professional Fees	152	3	6
Registration Fees	50	—	1
Printing Fees	33	1	1
Overdraft Fees	36	2	—
Other Expenses	215	64	38
Total Expenses	21,874	725	820
Less:
Waiver of Investment Advisory Fees	(4,991)	(145)	(114)
Waiver of Administration Fees	(1,685)	(34)	(76)
Fees Paid Indirectly(1)	(73)	—	—
Net Expenses	15,125	546	630
Net Investment Income	70,990	1,156	4,348
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	378,235	4,109	(10,614)
Affiliated Investments	—	—	(10,003)
Futures Contracts	2,591	606	(318)
Written Options	—	—	—
Written Swaptions	—	—	—
Swap Contracts	19,419	—	—
Foreign Currency Transactions	13,721	(49)	(78)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(197,328)	368	17,651
Affiliated Investments	330	—	18,052
Futures Contracts	(10,932)	(389)	19
Written Options	—	—	—
Swap Contracts	(16,438)	—	—
Foreign Capital Gains Tax	586	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(7,251)	(17)	79
Net Increase in Net Assets Resulting from Operations	$253,923	$5,784	$19,136
(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

136	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Emerging Markets Debt Fund	Real Return Fund

$35	$673	$—	$—	$—
248	55	72	—	1
256,390	152,666	116,143	83,134	9,743
979	182	—	31	—
(23)	(37)	—	—	—
257,629	153,539	116,215	83,165	9,744

15,913	7,209	6,191	8,153	1,365
2,652	739	1,032	480	141
104	28	36	19	6
33	9	13	6	2
264	77	120	86	4
245	67	99	43	13
70	7	71	5	5
47	14	23	7	2
—	—	—	14	2
184	173	104	89	7
19,512	8,323	7,689	8,902	1,547

(9,449)	(2,408)	(2,530)	(3,134)	(593)
(2,637)	(739)	(1,032)	(480)	(141)
—	—	—	—	—
7,426	5,176	4,127	5,288	813
250,203	148,363	112,088	77,877	8,931

110,405	64,687	18,166	38,786	11,256
—	—	—	—	—
21,284	—	14,124	456	(168)
3,024	—	—	—	—
900	—	—	—	—
(4,835)	(367)	11	687	—
416	—	—	5,771	44

355,419	238,195	168,568	86,902	(5,139)
642	3,359	—	57	—
(410)	—	6,478	(42)	—
(240)	—	—	—	—
1,239	(723)	164	1,043	—
—	—	—	—	—
541	—	—	(1,104)	—
$738,588	$453,514	$319,599	$210,433	$14,924

SEI Institutional Investments Trust / Annual Report / May 31, 2010	137

Statements of Changes in Net Assets ($ Thousands)

For the years ended May 31,

	Large Cap Fund		Large Cap Diversified Alpha Fund
	2010	2009	2010	2009
Operations:
Net Investment Income	$14,146	$7,363	$4,520	$5,503
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts and Swap Contracts	52,197	(62,797)	45,041	(186,360)
Net Realized Loss on Foreign Currency Transactions	—	—	(9)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Future Contracts	51,674	(40,243)	21,406	(48,205)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	—	1	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	118,017	(95,677)	70,959	(229,063)
Dividends and Distributions From:
Net Investment Income:
Class A	(12,504)	(6,781)	(4,456)	(772)
Net Realized Gains:
Class A	—	—	—	—
Return of Capital
Class A	—	—	—	(2,889)
Total Dividends and Distributions	(12,504)	(6,781)	(4,456)	(3,661)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	780,894 (2)	331,341	53,221	188,769
Reinvestment of Dividends & Distributions	11,980	6,761	3,677	3,328
Cost of Shares Redeemed	(194,426)	(70,379)	(101,903)	(180,732)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	598,448	267,723	(45,005)	11,365
Net Increase (Decrease) in Net Assets	703,961	165,265	21,498	(221,359)
Net Assets:
Beginning of Year	526,421	361,156	331,002	552,361
End of Year	$1,230,382	$526,421	$352,500	$331,002
Undistributed Net Investment Income Included in Net Assets at Period End	$3,321	$1,586	$1,390	$—
(1)	See Note 6 in the Notes to Financial Statements for additional information.
(2)	Includes subscriptions as a result of an in-kind transfers of securities (see Note 10).

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

138	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Large Cap Disciplined Equity Fund		Large Cap Index Fund		Small Cap Fund
2010	2009	2010	2009	2010	2009

$122,842	$126,794	$10,626	$8,446	$10,570	$14,533
931,525	(2,910,132)	(10,201)	(29,441)	115,418	(472,584)
(795)	(1,882)	—	—	(39)	(114)
304,274	(668,153)	91,698	(109,708)	222,973	(139,527)
802	(451)	—	—	(2)	10
1,358,648	(3,453,824)	92,123	(130,703)	348,920	(597,682)

(113,630)	(10,906)	(10,238)	(8,380)	(10,767)	(23,822)

—	—	—	(620)	—	—

—	(79,835)	—	—	—	—
(113,630)	(90,741)	(10,238)	(9,000)	(10,767)	(23,822)

1,258,268 (2)	2,154,108 (2)	142,340	156,678	229,238 (2)	174,015
110,682	89,812	9,924	8,560	9,886	22,561
(1,696,325)	(1,423,578)	(78,921)	(58,516)	(223,389)	(408,912)
(327,375)	820,342	73,343	106,722	15,735	(212,336)
917,643	(2,724,223)	155,228	(32,981)	353,888	(833,840)

6,043,119	8,767,342	353,892	386,873	985,860	1,819,700
$6,960,762	$6,043,119	$509,120	$353,892	$1,339,748	$985,860
$32,919	$217	$1,848	$1,350	$1,670	$918

SEI Institutional Investments Trust / Annual Report / May 31, 2010	139

Statements of Changes in Net Assets ($ Thousands)

For the years or period ended May 31,

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund(2)
	2010	2009	2010	2009
Operations:
Net Investment Income	$16,622	$24,678	$5,577	$1,288
Net Realized Gain (Loss) from Investments, Affiliated Investments, Written Options, Written Swaptions, Futures Contracts and Swap Contracts	188,860	(654,891)	21,373	(3,011)
Net Realized Gain (Loss) on Foreign Currency Transactions	(215)	(404)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options, Future Contracts and Swap Contracts	418,448	(220,379)	24,616	13,136
Net Change in Unrealized Appreciation (Depreciation) on Foreign Cap Gains Tax	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	(4)	9	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	623,711	(850,987)	51,566	11,413
Dividends and Distributions From:
Net Investment Income:
Class A	(23,438)	(27,726)	(5,539)	(555)
Net Realized Gains:
Class A	—	—	(4,493)	—
Return of Capital:
Class A	—	—	—	—
Total Dividends and Distributions	(23,438)	(27,726)	(10,032)	(555)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	390,769	556,902	45,965	232,207
Reinvestment of Dividends & Distributions	22,917	27,474	10,025	555
Cost of Shares Redeemed	(674,340)	(353,895)	(80,290)	(5,760)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(260,654)	230,481	(24,300)	227,002
Net Increase (Decrease) in Net Assets	339,619	(648,232)	17,234	237,860
Net Assets:
Beginning of Period	1,724,824	2,373,056	237,860	—
End of Period	$2,064,443	$1,724,824	$255,094	$237,860
Undistributed Net Investment Income Included in Net Assets at Period End	$1,454	$7,462	$823	$733
(1)	See Note 6 in the Notes to Financial Statements for additional information.
(2)	Commenced operations on December 30, 2008.
(3)	Commenced operations on June 30, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

140	SEI Institutional Investments Trust / Annual Report / May 31, 2010

International Equity Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund(3)		Enhanced LIBOR Opportunities Fund
2010	2009	2010	2009	2010	2009	2010	2009

$16,417	$26,627	$70,990	$73,495	$1,156	$1,211	$4,348	$5,626
90,023	(529,662)	400,245	(1,232,642)	4,715	(29,065)	(20,935)	(13,555)
4,439	(19,516)	13,721	(43,428)	(49)	(174)	(78)	(1,934)
(53,314)	(158,270)	(224,368)	(190,170)	(21)	(3,250)	35,722	(43,748)
—	—	586	(343)	—	—	—	—
(1,623)	2,112	(7,251)	7,784	(17)	14	79	235
55,942	(678,709)	253,923	(1,385,304)	5,784	(31,264)	19,136	(53,376)

(13,386)	(10,879)	(75,180)	—	(912)	(561)	(2,810)	(3,100)

—	(2,062)	—	—	—	—	—	—

—	—	—	—	—	—	—	(929)
(13,386)	(12,941)	(75,180)	—	(912)	(561)	(2,810)	(4,029)

168,088	315,996	1,300,345	1,523,949	25,764	97,244	6,304	30,159
11,628	12,425	73,000	—	785	507	1,051	3,943
(321,669)	(384,857)	(561,231)	(718,008)	(14,785)	(13,819)	(73,275)	(55,964)
(141,953)	(56,436)	812,114	805,941	11,764	83,932	(65,920)	(21,862)
(99,397)	(748,086)	990,857	(579,363)	16,636	52,107	(49,594)	(79,267)

704,876	1,452,962	2,721,757	3,301,120	52,107	—	165,113	244,380
$605,479	$704,876	$3,712,614	$2,721,757	$68,743	$52,107	$115,519	$165,113
$21,951	$3,350	$53,729	$28,028	$821	$493	$2,587	$4

SEI Institutional Investments Trust / Annual Report / May 31, 2010	141

Statements of Changes in Net Assets ($ Thousands)

For the years ended May 31,

	Core Fixed Income Fund		High Yield Bond Fund
	2010	2009	2010	2009
Operations:
Net Investment Income	$250,203	$296,773	$148,363	$132,188
Net Realized Gain (Loss) from Investments, Affiliated Investments, Written Options, Written Swaptions, Futures Contracts and Swap Contracts	130,778	(53,563)	64,320	(189,876)
Net Realized Gain (Loss) on Foreign Currency Transactions	416	12,443	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options, Futures Contracts and Swap Contracts	356,650	(215,205)	240,831	(135,013)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	541	(1,392)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	738,588	39,056	453,514	(192,701)
Dividends and Distributions From:
Net Investment Income:
Class A	(257,305)	(298,149)	(141,645)	(125,601)
Net Realized Gains:
Class A	—	(90,124)	(3,523)	(10,261)
Return of Capital:
Class A	—	—	—	—
Total Dividends and Distributions	(257,305)	(388,273)	(145,168)	(135,862)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	2,283,474	1,865,234	483,963	340,770
Reinvestment of Dividends & Distributions	235,877	374,113	138,393	133,130
Cost of Shares Redeemed	(1,835,519)	(3,498,985)	(535,365)	(305,925)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	683,832	(1,259,638)	86,991	167,975
Net Increase (Decrease) in Net Assets	1,165,115	(1,608,855)	395,337	(160,588)
Net Assets:
Beginning of Year	4,540,593	6,149,448	1,239,271	1,399,859
End of Year	$5,705,708	$4,540,593	$1,634,608	$1,239,271
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Year End	$8,929	$9,037	$49	$1,899
(1)	See Note 6 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

142	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Long Duration Fund		Emerging Markets Debt Fund		Real Return Fund
2010	2009	2010	2009	2010	2009

$112,088	$22,752	$77,877	$81,032	$8,931	$6,064
32,301	(38,634)	39,929	(96,832)	11,088	(4,440)
—	—	5,771	(11,390)	44	3,101
175,210	(6,593)	87,960	(24,829)	(5,139)	(5,506)
—	—	(1,104)	756	—	(610)
319,599	(22,475)	210,433	(51,263)	14,924	(1,391)

(113,770)	(24,618)	(95,106)	(76,229)	(6,985)	(19,450)

—	—	—	—	—	(63)

—	—	—	—	—	(1,496)
(113,770)	(24,618)	(95,106)	(76,229)	(6,985)	(21,009)

1,092,791	1,468,293	257,845	238,272	162,256	70,945
113,670	24,542	90,608	74,453	4,464	20,190
(165,150)	(72,449)	(375,408)	(346,498)	(108,378)	(170,387)
1,041,311	1,420,386	(26,955)	(33,773)	58,342	(79,252)
1,247,140	1,373,293	88,372	(161,265)	66,281	(101,652)

1,489,047	115,754	901,226	1,062,491	260,477	362,129
$2,736,187	$1,489,047	$989,598	$901,226	$326,758	$260,477
$(3,008)	$(18)	$(5,095)	$7,588	$1,919	$(345)

SEI Institutional Investments Trust / Annual Report / May 31, 2010	143

Financial Highlights

For the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2010	$12.55	$0.23	$2.28	$2.51	$(0.22)		$—	$(0.22)	$14.84	20.05%	$1,230,382	0.26%		0.26%		0.47%	1.56%	72%
2009	18.75	0.28	(6.22)	(5.94)	(0.26)		—	(0.26)	12.55	(31.73)	526,421	0.25		0.26		0.48	2.16	81
2008	20.31	0.32	(1.52)	(1.20)	(0.36)		—	(0.36)	18.75	(5.95)	361,156	0.26		0.26		0.47	1.66	57
2007	16.93	0.28	3.40	3.68	(0.30)		—	(0.30)	20.31	21.97	693,994	0.26		0.26		0.46	1.57	47
2006	15.53	0.24	1.44	1.68	(0.28)		—	(0.28)	16.93	10.87	801,217	0.25		0.26		0.48	1.47	103
Large Cap Diversified Alpha Fund
Class A
2010	$6.35	$0.09	$1.34	$1.43	$(0.09)		$—	$(0.09)	$7.69	22.61%	$352,500	0.31%		0.31%		0.47%	1.26%	95%
2009	10.23	0.10	(3.91)	(3.81)	(0.07	)**	—	(0.07)	6.35	(37.33)	331,002	0.48	*	0.48	*	0.64	1.41	132
2008	11.94	0.13	(1.15)	(1.02)	(0.17)		(0.52)	(0.69)	10.23	(8.80)	552,361	0.64	*	0.64	*	0.79	1.17	77
2007	9.94	0.19	2.04	2.23	(0.16)		(0.07)	(0.23)	11.94	22.64	453,954	0.62	*	0.62	*	0.74	1.77	132
2006(1)	10.00	0.04	(0.09)	(0.05)	(0.01)		—	(0.01)	9.94	(0.49)	139,046	0.45	*	0.45	*	0.66	1.70	47
Large Cap Disciplined Equity Fund
Class A
2010	$7.36	$0.15	$1.49	$1.64	$(0.14)		$—	$(0.14)	$8.86	22.32%	$6,960,762	0.18%		0.18%		0.47%	1.74%	104%
2009	12.07	0.16	(4.75)	(4.59)	(0.12	)***	—	(0.12)	7.36	(38.18)	6,043,119	0.19		0.19		0.47	1.97	108
2008	14.38	0.22	(1.54)	(1.32)	(0.25)		(0.74)	(0.99)	12.07	(9.57)	8,767,342	0.19		0.19		0.47	1.70	111
2007††	12.36	0.51	2.27	2.78	(0.30)		(0.46)	(0.76)	14.38	23.15	7,833,212	0.23	(3)	0.23	(3)	0.47 (3)	2.43	135
2006††	12.05	0.26	0.85	1.11	(0.22)		(0.58)	(0.80)	12.36	9.33	4,938,416	0.24		0.24		0.47	2.10	140
Large Cap Index Fund
Class A
2010	$78.92	$2.01	$15.53	$17.54	$(1.93)		$—	$(1.93)	$94.53	22.34%	$509,120	0.06%		0.06%		0.24%	2.17%	11%
2009	121.02	2.13	(41.96)	(39.83)	(2.13)		(0.14)	(2.27)	78.92	(32.99)	353,892	0.06		0.06		0.25	2.56	18
2008	135.30	2.47	(10.72)	(8.25)	(2.52)		(3.51)	(6.03)	121.02	(6.25)	386,873	0.06		0.06		0.24	1.97	14
2007	113.02	2.29	23.15	25.44	(2.33)		(0.83)	(3.16)	135.30	22.87	416,933	0.06		0.06		0.24	1.88	10
2006	106.24	2.06	7.77	9.83	(1.94)		(1.11)	(3.05)	113.02	9.34	367,084	0.08		0.08		0.24	1.84	20
Small Cap Fund
Class A
2010	$7.97	$0.08	$2.73	$2.81	$(0.09)		$—	$(0.09)	$10.69	35.32%	$1,339,748	0.53%		0.54%		0.72%	0.86%	106%
2009	12.42	0.11	(4.37)	(4.26)	(0.19)		—	(0.19)	7.97	(34.27)	985,860	0.52		0.54		0.72	1.26	122
2008	16.44	0.11	(2.26)	(2.15)	(0.12)		(1.75)	(1.87)	12.42	(13.58)	1,819,700	0.52		0.54		0.72	0.80	99
2007	15.52	0.10	2.85	2.95	(0.12)		(1.91)	(2.03)	16.44	20.32	2,136,857	0.52		0.54		0.72	0.67	92
2006	14.27	0.07	2.55	2.62	(0.06)		(1.31)	(1.37)	15.52	18.93	1,951,138	0.52		0.54		0.72	0.44	119

*	The expense ratio includes dividend and interest expenses on short sales. Had these expenses been excluded, the ratios would have been 0.31% for the period ended May 31, 2009 and 0.32%, 0.35% and 0.34% for 2008, 2007 and 2006, respectively.
**	Includes a return of capital of $0.05 per share. See Note 8 in Notes to Financial Statements.
***	Includes a return of capital of $0.10 per share. See Note 8 in Notes to Financial Statements.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
††	Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
(1)	Commenced operations on February 28, 2006. All ratios for the period have been annualized.
(2)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(3)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.22%, 0.22%, and 0.47%, respectively.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

144	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Financial Highlights

For the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(3)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2010	$7.85	$0.08	$2.71	$2.79	$(0.11)	$—	$(0.11)	$10.53	35.79%	$2,064,443	0.49%	0.50%	0.72%	0.79%	97%
2009	12.22	0.12	(4.36)	(4.24)	(0.13)	—	(0.13)	7.85	(34.70)	1,724,824	0.48	0.50	0.72	1.40	125
2008	14.95	0.12	(1.91)	(1.79)	(0.12)	(0.82)	(0.94)	12.22	(12.14)	2,373,056	0.49	0.50	0.72	0.97	95
2007††	13.38	0.19	2.57	2.76	(0.13)	(1.06)	(1.19)	14.95	21.60	1,865,746	0.48	0.50	0.72	0.85	104
2006††	11.96	0.09	1.97	2.06	(0.08)	(0.56)	(0.64)	13.38	17.51	1,216,640	0.50	0.53	0.72	0.69	123
U.S. Managed Volatility Fund
Class A
2010	$9.55	$0.22	$1.78	$2.00	$(0.22)	$(0.17)	$(0.39)	$11.16	21.12%	$255,094	0.35%	0.35%	0.72%	2.04%	58%
2009(2)	10.00	0.09	(0.51)	(0.42)	(0.03)	—	(0.03)	9.55	(4.16)	237,860	0.35	0.35	0.75	2.31	31
International Equity Fund
Class A
2010	$6.08	$0.15	$0.27	$0.42	$(0.13)	$—	$(0.13)	$6.37	6.68%	$605,479	0.39%	0.39%	0.64%	2.25%	153%
2009	11.12	0.21	(5.15)	(4.94)	(0.09)	(0.01)	(0.10)	6.08	(44.32)	704,876	0.39 (8)	0.39 (8)	0.61 (8)	3.03	200
2008	14.27	0.37	(1.05)	(0.68)	(0.44)	(2.03)	(2.47)	11.12	(5.52)	1,452,962	0.40 (7)	0.41 (7)	0.62 (7)	2.99	145
2007	14.05	0.37	3.12	3.49	(0.50)	(2.77)	(3.27)	14.27	28.00	1,790,634	0.50 (4)	0.50 (4)	0.71 (4)	2.69	153
2006	11.15	0.29	3.09	3.38	(0.37)	(0.11)	(0.48)	14.05	30.77	1,656,985	0.36	0.36	0.63	2.30	116
World Equity Ex-US Fund
Class A
2010	$8.39	$0.20	$0.72	$0.92	$(0.22)	$—	$(0.22)	$9.09	10.74%	$3,712,614	0.45%	0.45%	0.65%	2.10%	149%
2009	14.56	0.26	(6.43)	(6.17)	—	—	—	8.39	(42.38)	2,721,757	0.45 (9)	0.45 (9)	0.66 (9)	3.03	171
2008	15.96	0.38	(0.51)	(0.13)	(0.39)	(0.88)	(1.27)	14.56	(1.14)	3,301,120	0.57	0.57	0.67	2.58	153
2007	12.99	0.35	3.47	3.82	(0.33)	(0.52)	(0.85)	15.96	30.29	2,053,014	0.71 (5)	0.71 (5)	0.77 (5)	2.45	154
2006	9.81	0.27	3.01	3.28	(0.09)	(0.01)	(0.10)	12.99	33.52	908,582	0.60	0.61	0.76	2.22	104
Screened World Equity Ex-US Fund
Class A
2010	$6.42	$0.13	$0.58	$0.71	$(0.09)	$—	$(0.09)	$7.04	11.00%	$68,743	0.80%	0.80%	1.06%	1.69%	161%
2009(1)	10.00	0.14	(3.66)	(3.52)	(0.06)	—	(0.06)	6.42	(35.12)	52,107	0.80	0.80	1.10	2.38	101
Enhanced LIBOR Opportunities Fund
Class A
2010	$6.95	$0.21	$0.67	$0.88	$(0.14)	$—	$(0.14)	$7.69	12.66%	$115,519	0.41%	0.41%	0.54%	2.85%	12%
2009	9.11	0.22	(2.22)	(2.00)	(0.16)*	—	(0.16)	6.95	(22.20)	165,113	0.41	0.41	0.54	2.91	27
2008	10.14	0.42	(1.00)	(0.58)	(0.44)	(0.01)	(0.45)	9.11	(5.88)	244,380	0.42	0.42	0.55	4.45	25
2007(6)	10.00	0.27	0.03	0.30	(0.16)	—	(0.16)	10.14	3.02	123,430	0.44	0.44	0.54	5.84	53
Core Fixed Income Fund
Class A
2010	$9.42	$0.47	$0.95	$1.42	$(0.49)	$—	$(0.49)	$10.35	15.34%	$5,705,708	0.14%	0.14%	0.37%	4.71%	242%
2009	9.95	0.52	(0.38)	0.14	(0.52)	(0.15)	(0.67)	9.42	1.85	4,540,593	0.14	0.14	0.37	5.56	411
2008	9.99	0.54	(0.04)	0.50	(0.54)	—	(0.54)	9.95	5.10	6,149,448	0.14	0.14	0.37	5.35	432
2007	9.84	0.53	0.14	0.67	(0.52)	—	(0.52)	9.99	6.95	5,894,127	0.14	0.14	0.37	5.23	428
2006	10.34	0.47	(0.48)	(0.01)	(0.48)	(0.01)	(0.49)	9.84	(0.09)	4,646,403	0.14	0.14	0.37	4.62	545

*	Includes a return of capital of $0.04 per share. See Note 8 in Notes to Financial Statements.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
††	Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
(1)	Commenced operations on June 30, 2008. All ratios for the period have been annualized.
(2)	Commenced operations on December 30, 2008. All ratios for the period have been annualized.
(3)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(4)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.37%, 0.37%, and 0.59%, respectively.
(5)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.60%, 0.60%, and 0.67%, respectively.
(6)	Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(7)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.39%, 0.40%, and 0.61%, respectively.
(8)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.39%, 0.39%, and 0.61%, respectively.
(9)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.45%, 0.45%, and 0.66%, respectively.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	145

Financial Highlights

For the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(3)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class A
2010	$7.00	$0.84	$1.72	$2.56	$(0.80)	$(0.02)	$(0.82)	$8.74	37.60%	$1,634,608	0.35%	0.35%	0.56%	10.03%	110%
2009	9.17	0.80	(2.14)	(1.34)	(0.77)	(0.06)	(0.83)	7.00	(13.79)	1,239,271	0.35	0.35	0.56	11.34	79
2008	10.33	0.82	(1.07)	(0.25)	(0.82)	(0.09)	(0.91)	9.17	(2.36)	1,399,859	0.35	0.35	0.55	8.63	59
2007	10.08	0.84	0.30	1.14	(0.84)	(0.05)	(0.89)	10.33	11.81	1,241,924	0.35	0.35	0.56	8.25	98
2006(2)	10.00	0.40	0.08	0.48	(0.40)	—	(0.40)	10.08	4.85	862,371	0.35	0.35	0.57	8.15	58
Long Duration Fund
Class A
2010	$7.77	$0.45	$0.93	$1.38	$(0.46)	$—	$(0.46)	$8.69	18.11%	$2,736,187	0.20%	0.20%	0.37%	5.42%	113%
2009	8.57	0.39	(0.72)	(0.33)	(0.47)	—	(0.47)	7.77	(3.89)	1,489,047	0.20	0.20	0.39	4.88	95
2008	9.52	0.51	(0.91)	(0.40)	(0.55)	—	(0.55)	8.57	(4.52)	115,754	0.20	0.20	0.39	5.47	58
2007	9.31	0.53	0.18	0.71	(0.50)	—	(0.50)	9.52	7.67	184,616	0.20	0.20	0.38	5.49	97
2006	10.56	0.46	(1.07)	(0.61)	(0.54)	(0.10)	(0.64)	9.31	(6.08)	165,324	0.20	0.20	0.39	4.69	113
Emerging Markets Debt Fund
Class A
2010	$9.27	$0.84	$1.40	$2.24	$(1.04)	$—	$(1.04)	$10.47	24.93%	$989,598	0.55%	0.55%	0.93%	8.12%	66%
2009	10.42	0.75	(1.19)	(0.44)	(0.71)	—	(0.71)	9.27	(3.55)	901,226	0.55	0.55	0.94	8.56	78
2008	10.95	0.70	(0.37)	0.33	(0.75)	(0.11)	(0.86)	10.42	3.24	1,062,491	0.55	0.55	0.93	6.65	66
2007	9.97	0.65	1.03	1.68	(0.62)	(0.08)	(0.70)	10.95	17.40	804,036	0.55	0.55	0.94	6.16	89
2006(2)	10.00	0.27	(0.17)	0.10	(0.13)	—	(0.13)	9.97	1.00	479,808	0.55	0.55	0.95	5.43	51
Real Return Fund
Class A
2010	$10.11	$0.33	$0.24	$0.57	$(0.27)	$—	$(0.27)	$10.41	5.70%	$326,758	0.29%	0.29%	0.55%	3.18%	205%
2009	10.99	0.21	(0.27)	(0.06)	(0.82)*	—	(0.82)	10.11	(0.17)	260,477	0.36	0.36	0.78	2.01	148
2008	10.10	0.58	0.75	1.33	(0.34)	(0.10)	(0.44)	10.99	13.30	362,129	0.43	0.43	0.77	5.36	47
2007(1)	10.00	0.26	(0.03)	0.23	(0.13)	—	(0.13)	10.10	2.29	221,531	0.44	0.44	0.78	5.67	18

*	Includes a return of capital of $0.06 per share. See Note 8 in Notes to Financial Statements.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(1)	Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(2)	Commenced operations on December 5, 2005. All ratios for the period have been annualized.
(3)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

146	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Notes to Financial Statements

May 31, 2010

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 20 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Strategic U.S. Large Cap Equity, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, International Equity, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Global Equity, Enhanced LIBOR Opportunities, Core Fixed Income, High Yield Bond, Long Duration, Emerging Markets Debt, Real Return and Dynamic Asset Allocation Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objectives, policies, and strategies.

As of May 31, 2010, the Dynamic Asset Allocation, Strategic U.S. Large Cap Equity, Emerging Markets Equity and Global Equity Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and method-

SEI Institutional Investments Trust / Annual Report / May 31, 2010	147

Notes to Financial Statements (Continued)

May 31, 2010

ologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with GAAP, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the fiscal year ended May 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the fiscal year ended May 31, 2010, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — A Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, those Funds use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of May 31, 2010.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

148	SEI Institutional Investments Trust / Annual Report / May 31, 2010

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Summary Schedule of Investments/Schedule of Investments or the Statement of Assets and Liabilities.

Futures Contracts — All Funds, with the exception of the High Yield Bond and Real Return Funds, utilized futures contracts during the fiscal year ended May 31, 2010. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Summary Schedule of Investments/Schedule of Investments or the Statement of Assets and Liabilities.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income Fund had options contracts as of May 31, 2010, as disclosed in the Fund’s Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Summary Schedule of Investments/Schedule of Investments or the Statement of Assets and Liabilities.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the

SEI Institutional Investments Trust / Annual Report / May 31, 2010	149

Notes to Financial Statements (Continued)

May 31, 2010

security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of May 31, 2010, none of the Funds held any short positions.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details.

Forward Treasury Commitments — A Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when

150	SEI Institutional Investments Trust / Annual Report / May 31, 2010

determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Enhanced LIBOR Opportunities and Emerging Markets Debt Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration and High Yield Bond Funds; and declared and paid at least annually for the International Equity, World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	151

Notes to Financial Statements (Continued)

May 31, 2010

Restricted Securities — As of May 31, 2010, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, these Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at May 31, 2010, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Rentech	16,100	4/20/07	4/20/07	$—	$2	0.00%
Scorpio Mining	887	5/5/08	5/5/08	795	779	0.06
Titanium Asset PP	122,200	8/6/07	8/6/07	729	358	0.03
Titanium Asset	122,000	6/14/07	6/14/07	—	—	0.00
Value Creation	119,600	2/29/08	2/29/08	1,225	114	0.01

				$2,749	$1,253	0.10%

Small/Mid Cap Equity Fund
Rentech	13,800	4/20/07	4/20/07	$—	$1	0.00%
Scorpio Mining	509	5/5/08	5/5/08	499	447	0.02
Titanium Asset PP	105,000	8/6/07	8/6/07	625	308	0.02
Titanium Asset	105,000	6/14/07	6/14/07	—	—	0.00
Value Creation	85,600	2/29/08	2/29/08	871	81	0.00

				$1,995	$837	0.04%

Enhanced LIBOR Opportunities Fund
Metroflag	1,500	1/10/08	1/10/08	$1,500	$—	0.00%

High Yield Bond Fund
VSS, AHC	43,496	9/25/09	9/25/09	$551	$519	0.03%

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

152	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions,

including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of May 31, 2010, the Core Fixed Fund is the buyer (“receiving protection”) on a total notional amount of $63.9 million, and the Core Fixed and Long Duration Funds are the sellers (“providing protection”) on a total notional amount of $75.0 million and $1.2 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the sellers of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$266,086	—	$(39,285,738)	$892,333	$(38,127,319)
Maximum potential amount of future payments	$(7,970,000)	—	$(60,910,730)	$(6,089,958)	$(74,970,688)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-2,000	—	$(7,970,000)	$(6,089,958)	$—	—	$(14,059,958)
2,001-4,000	—	—	—	—	$(45,138,082)	$(45,138,082)
4,001-6,000	—	—	—	—	$(15,772,648)	$(15,772,648)
Total	—	$(7,970,000)	$(6,089,958)	$—	$(60,910,730)	$(74,970,688)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

LONG DURATION FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value written credit derivatives	—	—	$(708,328)	—	$(708,328)
Maximum potential amount of future payments	—	—	$1,225,000	—	$1,225,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
LONG DURATION FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-1,000	—	—	—	—	—	—
1,001-2,000	—	—	—	—	—	—
2,001-3,000	—	—	—	—	$1,225,000	$1,225,000
3,001-4000	—	—	—	—	—	—
> than 4,000	—	—	—	—	—	—
Total	—	—	—	—	$1,225,000	$1,225,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	153

Notes to Financial Statements (Continued)

May 31, 2010

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of May 31, 2010 was as follows:

	Asset Derivatives			Liability Derivatives
	Year ended May 31, 2010 ($ Thousands)			Year ended May 31, 2010 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

International Equity
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$3	*	Net Assets — Unrealized depreciation on futures contracts	$203	*
	Net Assets — Unrealized appreciation on swap contracts	24,110	†	Net Assets — Unrealized depreciation on swap contracts	28,397	†

Total Derivatives not accounted for as hedging instruments		$24,113			$28,600

World Equity Ex-US
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$38		Unrealized loss on forward foreign currency contracts	$—
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	326	*	Net Assets — Unrealized depreciation on futures contracts	2,508	*
	Net Assets — Unrealized appreciation on swap contracts	42,703	†	Net Assets — Unrealized depreciation on swap contracts	49,588	†

Total Derivatives not accounted for as hedging instruments		$43,067			$52,096

Core Fixed Income
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$385		Unrealized loss on forward foreign currency contracts	$247
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	1,006	*	Net Assets — Unrealized depreciation on futures contracts	2,205	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	5,947	†
	Investments, at value	—		Options written, at value	264
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	3,768	†	Net Assets — Unrealized depreciation on swap contracts	13,207	†

Total Derivatives not accounted for as hedging instruments		$5,159			$21,870

Long Duration
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$188	*	Net Assets — Unrealized depreciation on futures contracts	$3,868	*
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	511	†

Total Derivatives not accounted for as hedging instruments		$188			$4,379

Emerging Markets Debt
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—		Net Assets — Unrealized depreciation on futures contracts	$8	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	385		Unrealized loss on forward foreign currency contracts	1,584
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	5	†	Net Assets — Unrealized depreciation on swap contracts	82	†

Total Derivatives not accounted for as hedging instruments		$390			$1,674

*	Includes cumulative appreciation or depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation or depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

154	SEI Institutional Investments Trust / Annual Report / May 31, 2010

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2010.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
International Equity
Foreign exchange contracts	$—	$—	$—	$3,910	$—	$3,910
Credit contracts	—	—	—	—	645	645
Equity contracts	—	—	2,042	—	14,286	16,328
Total	$—	$—	$2,042	$3,910	$14,931	$20,883
World Equity Ex-US
Interest rate contracts	$—	$—	$(180)	$—	$—	$(180)
Foreign exchange contracts	—	—	—	14,037	—	14,037
Credit contracts	—	—	—	—	860	860
Equity contracts	—	—	2,771	—	18,559	21,330
Total	$—	$—	$2,591	$14,037	$19,419	$36,047
Core Fixed Income
Interest rate contracts	$3,024	$900	$21,284	$—	$55	$25,263
Foreign exchange contracts	—	—	—	(542)	—	(542)
Credit contracts	—	—	—	—	(4,890)	(4,890)
Total	$3,024	$900	$21,284	$(542)	$(4,835)	$19,831
Long Duration
Interest rate contracts	$—	$—	$14,124	$—	$—	$14,124
Credit contracts	—	—	—	—	11	11
Total	$—	$—	$14,124	$—	$11	$14,135
Emerging Markets Debt
Interest rate contracts	$—	$—	$456	$—	$—	$456
Foreign exchange contracts	375	—	—	3,464	—	3,839
Credit contracts	—	—	—	—	661	661
Equity contracts	—	—	—	—	26	26
Total	$375	$—	$456	$3,464	$687	$4,982
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
International Equity
Foreign exchange contracts	$—	$—	$(1,288)	$—	$(1,288)
Credit contracts	—	—	—	(689)	(689)
Equity contracts	—	(1,130)	—	(9,732)	(10,862)
Total	$—	$(1,130)	$(1,288)	$(10,421)	$(12,839)
World Equity Ex-US
Interest rate contracts	$—	$45	$—	$—	$45
Foreign exchange contracts	—	—	(6,067)	—	(6,067)
Credit contracts	—	—	—	(920)	(920)
Equity contracts	—	(10,977)	—	(15,518)	(26,495)
Total	$—	$(10,932)	$(6,067)	$(16,438)	$(33,437)
Enhanced LIBOR Opportunities
Interest rate contracts	$—	$19	$—	$—	$19
Foreign exchange contracts	—	—	79	—	79
Total	$—	$19	$79	$—	$98
Core Fixed Income
Interest rate contracts	$(240)	$(410)	$—	$(5,947)	$(6,597)
Foreign exchange contracts	—	—	1,178	—	1,178
Credit contracts	—	—	—	7,186	7,186
Total	$(240)	$(410)	$1,178	$1,239	$1,767
Long Duration
Interest rate contracts	$—	$6,478	$—	$—	$6,478
Credit contracts	—	—	—	164	164
Total	$—	$6,478	$—	$164	$6,642
Emerging Markets Debt
Interest rate contracts	$—	$(42)	$—	$—	$(42)
Foreign exchange contracts	—	—	(1,063)	—	(1,063)
Credit contracts	—	—	—	490	490
Equity contracts	—	—	—	553	553
Total	$—	$(42)	$(1,063)	$1,043	$(62)

SEI Institutional Investments Trust / Annual Report / May 31, 2010	155

Notes to Financial Statements (Continued)

May 31, 2010

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the fiscal year ended May 31, 2010 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	992	$609
Written	7,593	5,056
Expired	(3,639)	(2,030)
Closing buys	(4,599)	(3,401)
Balance at the end of period	347	$234

Written swaptions transactions entered into during the fiscal year ended May 31, 2010 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	—	$—
Written	48,340	1,013
Expired	(24,170)	(465)
Closing buys	(24,170)	(548)
Balance at the end of period	—	$—

As of May 31, 2010 the Funds had cash and/or securities at least equal to the value of written options.

5. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the fiscal year ended May 31, 2010, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of acquired fund fees expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees		Voluntary Expense Limitations
Large Cap Fund	0.400%		0.260%
Large Cap Diversified Alpha Fund	0.400		0.350
Large Cap Disciplined Equity Fund	0.400		0.220
Large Cap Index Fund	0.170		0.060
Small Cap Fund	0.650		0.540
Small/Mid Cap Equity Fund	0.650		0.500
U.S. Managed Volatility Fund	0.650		0.350
International Equity Fund	0.505		0.390
World Equity Ex-US Fund	0.550		0.450
Screened World Equity Ex-US Fund	0.650		0.800
Enhanced LIBOR Opportunities Fund	0.450		0.440
Core Fixed Income Fund	0.300		0.140
High Yield Bond Fund	0.4875		0.350
Long Duration Fund	0.300		0.200
Emerging Markets Debt Fund	0.850		0.550
Real Return Fund	0.220	*	0.200	*

*	The Advisory Fee and Voluntary Expense Limitation for the Real Return Fund changed from 0.700% and 0.360%, respectively, as of January 1, 2010.

As of May 31, 2010, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
Legg Mason Capital Management, Inc.
LSV Asset Management
Neuberger Berman Management LLC
Quantitative Management Associates, LLC
Large Cap Diversified Alpha Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management, Inc.
Quantitative Management Associates, LLC
Large Cap Disciplined Equity Fund
Analytic Investors, Inc.
INTECH Investment Management, LLC
Lazard Asset Management LLC
Massachusetts Financial Services Company
Quantitative Management Associates, LLC
Large Cap Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AQR Capital Management, LLC
Artisan Partners Limited Partnership
Janus Capital Management, Inc.
Lee Munder Capital Group LLC

156	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Investment Sub-Adviser
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Oppenheimer Capital, LLC
Robeco Investment Management, Inc.
Security Capital Research and Management, Inc.
Wellington Management Company, LLP
Small/Mid Cap Equity Fund
Integrity Asset Management, LLC
Janus Capital Management, Inc.
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
PanAgora Asset Management, Inc.
Security Capital Research and Management Incorporated
Wellington Management Company, LLP
Wells Capital Management, Inc.
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
International Equity Fund
Acadian Asset Management, LLC
AXA Rosenberg Investment Management, LLC
Declaration Management & Research, LLC
INTECH Investment Management, LLC
Neuberger Berman Management LLC
Quantitative Management Associates, LLC
Schroder Investment Management North America, Inc.
World Equity Ex-US Fund
Acadian Asset Management, Inc.
Artisan Partners Limited Partnership
Declaration Management & Research, LLC
McKinley Capital Management, LLC
NFJ Investment Group LLC
Principal Global Investors, LLC
Quantitative Management Associates, LLC
Thornburg Investment Management LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
McKinley Capital Management, LLC
Principal Global Investors, LLC
Quantitative Management Associates, LLC
Thornburg Investment Management LLC
Enhanced LIBOR Opportunities Fund
Ares Management, LLC
Declaration Management & Research, LLC*
UBS Global Asset Management (Americas), Inc.
Wellington Management Company, LLP
Core Fixed Income Fund
J.P. Morgan Investment Management, Inc.
Jennison Associates LLC
Metropolitan West Asset Management, LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited

Investment Sub-Adviser
High Yield Bond Fund
Ares Management, LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Partners, LLC
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC
Trust Company of the West (formerly Metropolitan West Asset Management, LLC)
Emerging Markets Debt Fund
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners, L.P.
Real Return Fund
Wellington Management Company, LLC

* As of May 31, 2010, this manager has not been allocated assets to manage.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other —The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended May 31, 2010 were as follows ($ Thousands):

Large Cap Fund	$78
Large Cap Diversified Alpha Fund	1
Large Cap Disciplined Equity Fund	118
Small Cap Fund	355
Small/Mid Cap Equity Fund	300
International Equity Fund	182
World Equity Ex-US Fund	1,093
Screened World Equity Ex-US Fund	16

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	157

Notes to Financial Statements (Continued)

May 31, 2010

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended May 31, 2010 were as follows ($ Thousands):

Large Cap Fund	$198
Small Cap Fund	411
Small/Mid Cap Equity Fund	807

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accord-

ingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the fiscal year ended May 31, 2010, can be found on the Financial Highlights.

Investment in Affiliated Security — The funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund L.P.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Diversified Alpha		Large Cap Disciplined Equity Fund
	2010	2009	2010	2009	2010	2009
Class A:
Shares Issued	53,265 (1)	27,740	7,083	23,513	147,091 (1)	263,121 (1)
Shares Issued In Lieu of Dividends and Distributions	824	533	486	471	12,742	10,546
Shares Redeemed	(13,119)	(5,596)	(13,833)	(25,871)	(195,253)	(178,882)
Increase (Decrease) in Net Assets Derived from Class A Transactions	40,970	22,677	(6,264)	(1,887)	(35,420)	94,785

	Large Cap Index Fund		Small Cap Fund		Small/Mid Cap Fund
	2010	2009	2010	2009	2010	2009
Class A:
Shares Issued	1,650	1,929	23,333 (1)	22,882	42,363	64,980
Shares Issued In Lieu of Dividends and Distributions	109	106	1,012	2,879	2,587	3,467
Shares Redeemed	(858)	(748)	(22,758)	(48,524)	(68,534)	(43,013)
Increase (Decrease) in Net Assets Derived from Class A Transactions	901	1,287	1,587	(22,763)	(23,584)	25,434

	U.S. Managed Volatility Fund(2)		International Equity Fund		World Equtiy Ex-US Fund
	2010	2009	2010	2009	2010	2009
Class A:
Shares Issued	4,280	25,465	24,574	44,814	135,855	180,222
Shares Issued In Lieu of Dividends and Distributions	926	64	1,647	2,178	7,381	—
Shares Redeemed	(7,255)	(619)	(47,065)	(61,714)	(58,958)	(82,715)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(2,049)	24,910	(20,844)	(14,722)	84,278	97,507

	Screened World Equtiy Ex-US Fund(3)		Enhanced LIBOR Opportunities Fund		Core Fixed Income Fund
	2010	2009	2010	2009	2010	2009
Class A:
Shares Issued	3,524	10,439	842	3,618	206,708	193,251
Shares Issued In Lieu of Dividends and Distributions	102	87	140	488	23,466	40,439
Shares Redeemed	(1,976)	(2,414)	(9,703)	(7,198)	(161,268)	(369,431)
Increase (Decrease) in Net Assets Derived from Class A Transactions	1,650	8,112	(8,721)	(3,092)	68,906	(135,741)

158	SEI Institutional Investments Trust / Annual Report / May 31, 2010

	High Yield Bond Fund		Long Duration Fund
	2010	2009	2010	2009
Class A:
Shares Issued	57,698	48,241	129,684	183,981
Shares Issued In Lieu of Dividends and Distributions	16,487	19,620	13,437	3,116
Shares Redeemed	(64,348)	(43,406)	(19,931)	(9,083)
Increase (Decrease) in Net Assets Derived from Class A Transactions	9,837	24,455	123,190	178,014

	Emerging Markets Debt		Real Return Fund
	2010	2009	2010	2009
Class A:
Shares Issued	24,976	26,254	15,668	6,992
Shares Issued In Lieu of Dividends and Distributions	8,914	8,541	433	2,090
Shares Redeemed	(36,617)	(39,588)	(10,458)	(16,281)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(2,727)	(4,793)	5,643	(7,199)

(1)	Includes subscriptions as a result of in-kind transfers of securities (See Note 10).
(2)	Fund commenced operations on December 30, 2008.
(3)	Fund commenced operations on June 30, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the fiscal year ended May 31, 2010, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$1,195,012	$1,195,012
Sales	—	617,352	617,352
Large Cap Diversified Alpha Fund
Purchases	—	311,253	311,253
Sales	—	325,802	325,802
Large Cap Disciplined Equity Fund
Purchases	—	6,785,463	6,785,463
Sales	—	6,809,591	6,809,591
Large Cap Index Fund
Purchases	—	128,797	128,797
Sales	—	51,772	51,772
Small Cap Fund
Purchases	—	1,251,129	1,251,129
Sales	—	1,223,737	1,223,737
Small/Mid Cap Fund
Purchases	—	1,930,183	1,930,183
Sales	—	2,136,773	2,136,773
U.S. Managed Volatility Fund
Purchases	—	149,633	149,633
Sales	—	173,448	173,448
International Equity Fund
Purchases	36,695	993,422	1,030,117
Sales	43,657	1,083,407	1,127,064
World Equity Ex-US Fund
Purchases	121,511	5,062,615	5,184,126
Sales	145,303	4,470,821	4,616,124
Screened World Equity Ex-US Fund
Purchases	—	113,051	113,051
Sales	—	102,788	102,788

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Enhanced LIBOR Opportunities Fund
Purchases	$3,032	$7,870	$10,902
Sales	6,085	34,729	40,814
Core Fixed Income Fund
Purchases	9,716,032	2,608,618	12,324,650
Sales	9,146,201	2,611,087	11,757,288
High Yield Bond Fund
Purchases	353	1,513,678	1,514,031
Sales	716	1,370,186	1,370,902
Long Duration Bond Fund
Purchases	1,672,961	1,469,802	3,142,763
Sales	1,496,563	541,787	2,038,350
Emerging Markets Debt Fund
Purchases	—	555,613	555,613
Sales	—	637,338	637,338
Real Return Fund
Purchases	601,890	10	601,900
Sales	552,252	10	552,262

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	159

Notes to Financial Statements (Continued)

May 31, 2010

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, reclassification of income and expense from swap transactions, and gains and losses on passive foreign investment companies, investments in partnerships and certain foreign currency related transactions, have been reclassified to/from the following accounts as of May 31, 2010:

	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
Large Cap Fund	$93	$(93)	$—
Large Cap Diversified Alpha Fund	1,326	(1,326)	—
Large Cap Disciplined Equity Fund	23,490	(23,566)	76
Large Cap Index Fund	110	(110)	—
Small Cap Fund	949	(940)	(9)
Small/Mid Cap Equity Fund	808	(808)	—
U.S. Managed Volatility Fund	52	(52)	—
International Equity Fund	15,570	(15,570)	—
World Equity Ex-US Fund	29,891	(29,891)	—
Screened World Equity Ex-US Fund	84	(84)	—
Enhanced LIBOR Opportunities Fund	1,045	(1,045)	—
Core Fixed Income Fund	6,994	(6,994)	—
High Yield Bond Fund	(8,568)	8,568	—
Long Duration Fund	(1,308)	1,308	—
Emerging Markets Debt Fund	4,546	(4,546)	—
Real Return Fund	318	(318)	—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2010 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2010	$12,504	$—	$—	$12,504
	2009	6,781	—	—	6,781
Large Cap Diversified Alpha Fund	2010	4,456	—	—	4,456
	2009	772	—	2,889	3,661
Large Cap Disciplined Equity Fund	2010	113,630	—	—	113,630
	2009	10,906	—	79,835	90,741
Large Cap Index Fund	2010	10,238	—	—	10,238
	2009	8,392	608	—	9,000
Small Cap Fund	2010	10,767	—	—	10,767
	2009	23,822	—	—	23,822
Small/Mid Cap Equity Fund	2010	23,438	—	—	23,438
	2009	27,726	—	—	27,726
U.S. Managed Volatility Fund	2010	9,780	252	—	10,032
	2009	555	—	—	555
International Equity Fund	2010	13,386	—	—	13,386
	2009	11,818	1,123	—	12,941
World Equity Ex-US Fund	2010	75,180	—	—	75,180
	2009	—	—	—	—
Screened World Equity Ex-US Fund	2010	912	—	—	912
	2009	561	—	—	561
Enhanced LIBOR Opportunities Fund	2010	2,810	—	—	2,810
	2009	3,100	—	929	4,029
Core Fixed Income Fund	2010	257,305	—	—	257,305
	2009	360,778	27,495	—	388,273
High Yield Bond Fund	2010	145,168	—	—	145,168
	2009	135,862	—	—	135,862
Long Duration Bond Fund	2010	113,770	—	—	113,770
	2009	24,618	—	—	24,618
Emerging Markets Debt Fund	2010	95,106	—	—	95,106
	2009	76,229	—	—	76,229
Real Return Fund	2010	6,985	—	—	6,985
	2009	19,513	—	1,496	21,009

160	SEI Institutional Investments Trust / Annual Report / May 31, 2010

As of May 31, 2010, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$3,345	$—	$(89,778)	$—	$—	$39,369	$—	$(47,064)
Large Cap Diversified Alpha Fund	1,399	—	(175,790)	(864)	(9)	2,904	—	(172,360)
Large Cap Disciplined Equity Fund	32,995	—	(2,597,114)	—	(8)	378,378	—	(2,185,749)
Large Cap Index Fund	1,839	—	(23,438)	(3,295)	—	73,290	—	48,396
Small Cap Fund	1,865	—	(404,837)	—	—	95,174	(63)	(307,861)
Small/Mid Cap Equity Fund	2,092	—	(533,984)	—	(116)	204,952	(3)	(327,059)
U.S. Managed Volatility Fund	11,693	3,283	—	—	—	37,416	—	52,392
International Equity Fund	22,354	—	(441,761)	(1,960)	—	(57,790)	—	(479,157)
World Equity Ex-US Fund	56,247	—	(880,613)	—	—	(179,528)	(1,143)	(1,005,037)
Screened World Equity Ex-US Fund	846	—	(22,911)	—	—	(4,889)	1	(26,953)
Enhanced LIBOR Opportunities Fund	2,586	—	(35,404)	(17,470)	—	(87)	—	(50,375)
Core Fixed Income Fund	115,817	—	—	—	—	(81,296)	(19,238)	15,283
High Yield Bond Fund	12,977	—	(124,856)	(28,042)	—	6,098	(12,998)	(146,821)
Long Duration Fund	9,037	—	(8,733)	—	—	147,817	(12,047)	136,074
Emerging Markets Debt Fund	12,658	—	(59,232)	—	—	54,074	(18,371)	(10,871)
Real Return Fund	3,134	4,038	—	—	(1)	5,217	—	12,388

Post-October losses represent losses realized on investment transactions from November 1, 2009 through May 31, 2010 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2011 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Total Capital Loss Carryforwards 05/31/09 ($ Thousands)
Large Cap Fund	$81,891	$—	$—	$7,887	$—	$89,778
Large Cap Diversified Alpha Fund	—	—	—	80,326	95,464	175,790
Large Cap Disciplined Equity Fund	—	—	—	1,493,918	1,103,196	2,597,114
Large Cap Index Fund	—	—	—	6,369	17,069	23,438
Small Cap Fund	—	—	—	154,582	250,255	404,837
Small/Mid Cap Equity Fund	—	—	—	208,795	325,189	533,984
International Equity Fund	—	—	—	163,564	278,197	441,761
World Equity Ex-US Fund	—	—	—	438,657	441,956	880,613
Screened World Equity Ex-US Fund	—	—	—	6,490	16,421	22,911
Enhanced LIBOR Opportunities Fund	—	—	1,488	10,404	23,512	35,404
High Yield Bond Fund	—	—	1,148	61,962	61,746	124,856
Long Duration Fund	—	1,412	796	6,525	—	8,733
Emerging Markets Debt Fund	—	—	—	26,548	32,684	59,232

During the fiscal year ended May 31, 2010, the Large Cap, U.S. Managed Volatility, Core Fixed Income, Long Duration and Real Return Funds utilized $7,522,945, $1,283,308, $31,257,517, $837,977 and $2,962,680, respectively, of capital loss carryforwards, to offset capital gains.

For Federal income tax purposes, the cost of securities owned at May 31, 2010, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at May 31, 2010, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,305,558	$134,498	$(95,129)	$39,369
Large Cap Diversified Alpha Fund	349,501	55,015	(52,111)	2,904
Large Cap Disciplined Equity Fund	7,445,074	1,208,407	(830,029)	378,378
Large Cap Index Fund	504,988	127,740	(54,450)	73,290
Small Cap Fund	1,496,127	220,615	(125,441)	95,174
Small/Mid Cap Equity Fund	2,235,358	382,039	(177,087)	204,952
U.S. Managed Volatility Fund	217,681	43,046	(5,630)	37,416

SEI Institutional Investments Trust / Annual Report / May 31, 2010	161

Notes to Financial Statements (Concluded)

May 31, 2010

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
International Equity Fund	690,320	20,483	(73,655)	(53,172)
World Equity Ex-US Fund	3,923,548	134,504	(306,514)	(172,010)
Screened World Equity Ex-US Fund	72,511	2,246	(6,950)	(4,704)
Enhanced LIBOR Opportunities Fund	114,532	25,500	(25,585)	(85)
Core Fixed Income Fund	6,691,597	231,050	(296,819)	(65,769)
High Yield Bond Fund	1,564,500	78,672	(71,852)	6,820
Long Duration Fund	2,587,820	172,506	(24,178)	148,328
Emerging Markets Debt Fund	907,646	85,877	(31,101)	54,776
Real Return Fund	320,801	6,851	(1,634)	5,217

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration and High Yield Bond Funds’ investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

10. IN-KIND TRANSFERS OF SECURITIES

During the fiscal year ended May 31, 2010, the Large Cap Fund, Large Cap Disciplined Equity Fund and Small Cap Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued	Value ($ Thousands)
Large Cap Fund
03/31/10	2,998,170	$47,731
Large Cap Disciplined Equity Fund
08/31/09	7,632,084	$62,736
Small Cap Fund
03/31/10	562,704	$6,162

During the fiscal year ended May 31, 2009, the Large Cap Disciplined Equity Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued	Value ($ Thousands)
Large Cap Disciplined Equity Fund
09/30/08	7,801,537	$76,845

11. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2010.

13. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of a Fund’s holdings may be materially different than shown in the Summary Schedule of Investments/Schedule of Investments (“SOI”). The values shown in the SOIs were the market values as of May 31, 2010 and do not reflect any market events after May 31, 2010.

162	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Institutional Investments Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of SEI Institutional Investments Trust, comprising the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Emerging Markets Debt Fund, and Real Return Fund, (collectively, the “Funds”), as of May 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Institutional Investments Trust as of May 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

July 30, 2010

SEI Institutional Investments Trust / Annual Report / May 31, 2010	163

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of May 31, 2010.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive, Oaks, PA 19456 69 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd., Limited, SEI — Unit Trust Management (UK) Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
James M. Storey One Freedom Valley Drive, Oaks, PA 19456 78 yrs. old	Trustee	since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987- December 1993.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian registered mutual funds.

*Messrs.	Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]Each

trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]The

Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

164	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 63 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	81	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 52 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	81	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive, Oaks, PA 19456 62 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	81	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 67 yrs. old	Trustee	since 2007	Private Investor since 1994.	81	Trustee of the Advisors’ Inner Circle Fund, The Advisor’s Inner Circle Fund II, and Bishop Street Funds.
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 66 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Director, Colonial BancGroup, Inc., 2003-2009. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-2009.	81	Director of St. Joseph’s Translational Research Institute; Board of Councilors of the Charter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Stephen F. Panner One Freedom Valley Drive, Oaks, PA 19456 39 yrs. old	Controller and Chief Financial Officer	since 2005	Fund Accounting Director of the Administrator since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000-2005.	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of the Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A

SEI Institutional Investments Trust / Annual Report / May 31, 2010	165

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Continued)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 39 yrs. old	Vice President and Assistant Secretary	since 2007	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 33 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP, May 2005-October 2008.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Andrew S. Decker One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Anti-Money Laundering Compliance Officer	since 2008	Compliance Officer and Product Manager, SEI 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 29 yrs. old	Privacy Officer	since 2009	Compliance Officer of SEI Investments Company, since 2003.	N/A	N/A

[1]Each

trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]The

Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

166	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Disclosure of Fund Expenses (Unaudited)

May 31, 2010

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	167

Disclosure of Fund Expenses (Unaudited) (Continued)

May 31, 2010

	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,004.50	0.26%	$1.30
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.64	0.26%	$1.31
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,013.70	0.31%	$1.56
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.39	0.31%	$1.56
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,011.60	0.18%	$0.90
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.03	0.18%	$0.91
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,014.90	0.06%	$0.30
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.63	0.06%	$0.30
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,134.40	0.54%	$2.87
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.24	0.54%	$2.72
Small/Mid Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,127.70	0.49%	$2.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.49	0.49%	$2.47
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,046.30	0.35%	$1.79
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.19	0.35%	$1.77
International Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$910.40	0.39%	$1.86
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.99	0.39%	$1.97
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$934.30	0.45%	$2.17
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.69	0.45%	$2.27
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$929.90	0.80%	$3.85
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.94	0.80%	$4.03
Enhanced LIBOR Opportunities Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,039.20	0.41%	$2.08
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.89	0.41%	$2.07
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,042.80	0.14%	$0.71
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.23	0.14%	$0.71

	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Annualized Expense Ratios	Expense Paid During Period*
HighYield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,081.50	0.35%	$1.82
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.19	0.35%	$1.77
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,035.90	0.20%	$1.02
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.93	0.20%	$1.01
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,062.50	0.57%	$2.93
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.09	0.57%	$2.87
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,007.20	0.22%	$1.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.83	0.22%	$1.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

168	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

At the December 9-10, 2009 and March 24-25, 2010 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

SEI Institutional Investments Trust / Annual Report / May 31, 2010	169

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

170	SEI Institutional Investments Trust / Annual Report / May 31, 2010

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Investments Trust / Annual Report / May 31, 2010	171

Notice to Shareholders (Unaudited)

For shareholders who do not have a May 31, 2010, taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2010, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2010, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Fund	0%	100%	100%	93%
Large Cap Diversified Alpha Fund	0%	100%	100%	90%
Large Cap Disciplined Equity Fund	0%	100%	100%	69%
Large Cap Index Fund	0%	100%	100%	71%
Small Cap Fund	0%	100%	100%	68%
Small/Mid Cap Equity Fund	0%	100%	100%	61%
U.S. Managed Volatility Fund	3%	97%	100%	35%
International Equity Fund (6)	0%	100%	100%	0%
World Equity Ex-US Fund (7)	0%	100%	100%	0%
Screened World Equity Ex-US Fund (8)	0%	100%	100%	0%
Enhanced LIBOR Opportunities Fund	0%	100%	100%	0%
Core Fixed Income Fund	0%	100%	100%	0%
High Yield Bond Fund	0%	100%	100%	0%
Long Duration Fund	0%	100%	100%	0%
Emerging Markets Debt Fund	0%	100%	100%	0%
Real Return Fund	0%	100%	100%	0%

	(D) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(E) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Fund	96%	0%	1%	0%
Large Cap Diversified Alpha Fund	89%	0%	0%	0%
Large Cap Disciplined Equity Fund	72%	0%	16%	0%
Large Cap Index Fund	79%	0%	0%	0%
Small Cap Fund	66%	0%	5%	0%
Small/Mid Cap Equity Fund	65%	0%	2%	0%
U.S. Managed Volatility Fund	35%	0%	0%	100%
International Equity Fund (6)	66%	0%	12%	0%
World Equity Ex-US Fund (7)	64%	0%	6%	0%
Screened World Equity Ex-US Fund (8)	90%	0%	1%	0%
Enhanced LIBOR Opportunities Fund	0%	1%	100%	0%
Core Fixed Income Fund	0%	7%	78%	0%
High Yield Bond Fund	0%	0%	98%	0%
Long Duration Fund	0%	18%	98%	0%
Emerging Markets Debt Fund	0%	0%	0%	0%
Real Return Fund	0%	89%	0%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010. Complete information will be computed and reported in conjunction with your 2010 Form 1099-DIV.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain” is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(6)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2010, the total amount of foreign source income is $16,119,406. The total amount of foreign tax to be paid is $868,801. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

(7)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2010, the total amount of foreign source income is $64,990,675. The total amount of foreign tax to be paid is $5,155,143. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

(8)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2010, the total amount of foreign source income is $1,307,705. The total amount of foreign tax paid is $159,084. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Items (A) and (B) are based on the percentage of each fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each fund. Item (E) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

172	SEI Institutional Investments Trust / Annual Report / May 31, 2010

SEI INSTITUTIONAL INVESTMENTS TRUST ANNUAL REPORT MAY 31, 2010

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-140 (05/10)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mrrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2010 and 2009 as follows:

		Fiscal 2010			Fiscal 2009
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval

(a)	Audit Fees(1)	$455,000	N/A	$0	$435,000	N/A	$0

(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0

(c)	Tax Fees (Tax return review services	$89,500	$0	$0	$84,000	$0	$0

(d)	All Other Fees	$0	$244,500	$0	$0	$234,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

1

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2010	Fiscal 2009
Audit-Related Fees	0%	0%

Tax Fees	0%	0%

All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2010 and 2009 were $244,500 and $234,500, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund and Screened World Equity Ex-US Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Bond Fund, Emerging Markets Debt Fund and Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS

Large Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%
Consumer Discretionary —11.4%
99 Cents Only Stores *	12,500	$191
Aeropostale *	6,450	179
Amazon.com *	83,899	10,526
American Greetings, Cl A	5,600	132
Apollo Group, Cl A * (A)	52,100	2,770
Autoliv (A)	17,100	812
Best Buy	27,600	1,166
Big 5 Sporting Goods	2,900	43
Big Lots *	17,400	615
Brinker International (A)	46,000	818
Career Education * (A)	1,700	48
Carnival	52,500	1,902
Carter’s *	1,100	34
CBS, Cl B (A)	66,700	971
Chico’s FAS	77,400	947
Coach (A)	118,929	4,889
Comcast, Cl A	340,900	6,167
Cooper Tire & Rubber	61,600	1,165
Core-Mark Holding *	4,700	127
Darden Restaurants (A)	13,300	571
Deckers Outdoor *	3,300	478
DeVry	600	34
DIRECTV, Cl A *	175,401	6,611
DISH Network, Cl A	22,600	471
Dollar Tree *	13,100	820
Eastman Kodak * (A)	453,300	2,556
Education Management * (A)	19,100	403
Ford Motor * (A)	362,900	4,257
Fossil *	7,400	277
Gannett (A)	50,300	782
Gap	70,200	1,530
Gentex	6,000	118
Hasbro	26,700	1,072
Helen of Troy *	10,000	258
Home Depot	72,200	2,445
ITT Educational Services * (A)	9,300	939
J.C. Penney (A)	76,700	2,109
Johnson Controls	129,295	3,689
Jones Apparel Group	8,700	171
Leggett & Platt	25,800	601
Liberty Global, Cl A * (A)	23,200	598
LKQ *	32,000	590
Lowe’s	267,523	6,621
Macy’s	107,400	2,385
Magna International, Cl A	1,800	121
Mattel	20,300	440
McDonald’s	64,031	4,282
McGraw-Hill	18,100	503
Newell Rubbermaid (A)	14,500	241
News, Cl A	93,400	1,233
NIKE, Cl B (A)	102,550	7,423
Omnicom Group (A)	19,800	751
Oxford Industries	4,300	90
PetSmart	20,600	654
Pre-Paid Legal Services * (A)	1,100	51
priceline.com * (A)	21,400	4,091
RadioShack	27,400	560
Ross Stores (A)	35,300	1,850
Scholastic	6,600	173
Sears Holdings * (A)	46,200	4,068

Description	Shares	Market Value ($ Thousands)
Staples (A)	199,900	$4,302
Starbucks (A)	116,890	3,026
Superior Industries International	3,600	53
Target	87,731	4,784
Tempur-Pedic International *	17,000	564
Thor Industries (A)	11,700	341
Timberland, Cl A *	3,300	63
Time Warner	254,140	7,876
Time Warner Cable, Cl A	63,607	3,481
TJX	45,000	2,046
TRW Automotive Holdings *	58,900	1,772
Tupperware Brands	2,700	115
Ulta Salon Cosmetics & Fragrance *	7,600	194
Universal Technical Institute *	7,500	184
VF (A)	28,770	2,225
Viacom, Cl B	45,100	1,516
Walt Disney	76,300	2,550
Whirlpool (A)	24,000	2,506
Winnebago Industries *	6,600	80
Wolverine World Wide	4,200	120
Yum! Brands	42,200	1,728

		139,945

Consumer Staples — 8.6%
Archer-Daniels-Midland	94,000	2,375
BJ’s Wholesale Club * (A)	26,400	1,058
Brown-Forman, Cl B (A)	25,600	1,420
Bunge	22,400	1,092
Campbell Soup (A)	18,500	663
Coca-Cola	165,661	8,515
Colgate-Palmolive (A)	48,173	3,762
ConAgra Foods (A)	211,700	5,119
Corn Products International	14,000	467
Costco Wholesale (A)	43,650	2,543
CVS Caremark	124,100	4,297
Dean Foods *	17,600	187
Del Monte Foods	41,000	598
Diageo ADR	59,800	3,664
Dole Food * (A)	24,400	223
Dr. Pepper Snapple Group	18,200	689
General Mills	14,300	1,019
Herbalife	13,600	614
HJ Heinz (A)	5,000	221
Kellogg	51,900	2,773
Kimberly-Clark	76,840	4,664
Kroger	26,700	537
Lorillard	4,100	293
Mead Johnson Nutrition, Cl A	54,245	2,675
Medifast * (A)	21,300	669
PepsiCo	173,822	10,932
Philip Morris International	112,996	4,986
Prestige Brands Holdings *	17,500	135
Procter & Gamble	360,398	22,017
Ralcorp Holdings *	11,400	685
Reynolds American (A)	36,884	1,923
Safeway	76,100	1,685
Sanderson Farms (A)	10,400	570
Sara Lee	39,500	560
Supervalu	37,800	509
Sysco	5,300	158
Tyson Foods, Cl A	62,300	1,095
USANA Health Sciences * (A)	1,500	56

1	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Walgreen	178,062	$5,705
Wal-Mart Stores	81,304	4,111

		105,264

Energy — 9.1%
Apache (A)	49,300	4,414
Canadian Natural Resources	43,302	3,008
Chesapeake Energy (A)	104,300	2,330
Chevron	239,596	17,699
Cimarex Energy (A)	8,300	610
ConocoPhillips	227,871	11,817
Continental Resources * (A)	2,900	137
Denbury Resources *	64,528	1,061
Devon Energy	27,600	1,762
Diamond Offshore Drilling (A)	5,700	360
El Paso	37,000	420
EOG Resources (A)	55,600	5,829
Exxon Mobil	414,201	25,043
FMC Technologies * (A)	12,300	715
Halliburton	118,800	2,950
Hess	69,400	3,692
Marathon Oil	138,600	4,309
Murphy Oil	66,900	3,571
National Oilwell Varco	64,700	2,467
Noble	16,300	474
Occidental Petroleum	43,100	3,556
Oil States International *	19,400	757
Overseas Shipholding Group (A)	6,300	244
Patterson-UTI Energy (A)	40,000	561
Peabody Energy	7,900	308
Range Resources (A)	43,748	1,966
Schlumberger	45,299	2,544
Southern Union	56,500	1,230
Southwestern Energy *	50,934	1,916
Stone Energy *	31,500	422
Sunoco	17,900	535
Tidewater	9,100	380
Transocean *	37,400	2,123
Unit *	28,800	1,178
Valero Energy	23,800	445
Williams	49,400	976

		111,809

Financials — 15.3%
ACE	4,200	206
Aflac	99,200	4,395
Allied World Assurance Holdings	11,900	534
Allstate	128,100	3,924
Alterra Capital Holdings	1,100	21
American Equity Investment Life Holding	12,100	114
American Express	235,300	9,381
American Financial Group	7,700	215
Ameriprise Financial	63,500	2,527
Annaly Capital Management ‡ (A)	104,600	1,774
Apartment Investment &
Management, Cl A ‡ (A)	40,300	832
Assurant	61,200	2,124
Axis Capital Holdings (A)	17,100	520
Bank of America	1,168,802	18,397
Bank of Hawaii	31,000	1,489
Bank of New York Mellon	159,800	4,347
BOK Financial (A)	12,300	622

Description	Shares	Market Value ($ Thousands)
Brandywine Realty Trust ‡	87,500	$1,014
Brookfield Asset Management, Cl A	32,100	764
Capital One Financial	119,600	4,940
Cardinal Financial	7,700	81
Cathay General Bancorp (A)	23,000	253
Chimera Investment ‡ (A)	232,500	916
Chubb (A)	79,700	4,004
Cincinnati Financial (A)	10,500	286
Citigroup *	2,492,800	9,871
CME Group, Cl A	18,300	5,795
CNA Financial *	30,300	790
Colony Financial ‡	7,100	129
Comerica	9,700	370
Cowen Group, Cl A *	5,500	26
Credicorp	2,700	238
Endurance Specialty Holdings (A)	15,700	582
Equity Residential ‡	21,900	988
Everest Re Group	14,000	1,018
First Citizens BancShares, Cl A	800	160
First Community Bancshares (A)	5,700	91
First Financial Holdings	3,600	51
Flagstone Reinsurance Holdings	8,100	96
Franklin Resources	20,900	2,050
Fulton Financial	27,900	278
Goldman Sachs Group	73,409	10,590
Hartford Financial Services Group	14,800	371
HCP ‡ (A)	7,700	245
Hospitality Properties Trust ‡	17,000	383
HRPT Properties Trust ‡	124,100	833
Hudson City Bancorp	132,700	1,673
Huntington Bancshares	108,000	665
IntercontinentalExchange * (A)	45,500	5,284
Invesco Mortgage Capital ‡	10,400	214
Jones Lang LaSalle	14,900	1,112
JPMorgan Chase	539,201	21,341
Keycorp (A)	13,300	107
Lakeland Bancorp	4,600	46
Lincoln National	11,400	302
MBIA * (A)	2,200	16
MetLife	109,170	4,420
MFA Mortgage Investments ‡ (A)	72,000	528
Montpelier Re Holdings	48,500	757
Moody’s (A)	41,000	840
Morgan Stanley	97,417	2,641
Nelnet, Cl A	10,600	210
NewStar Financial *	5,000	35
NYSE Euronext	129,600	3,716
OceanFirst Financial (A)	2,800	34
Parkway Properties ‡	9,500	160
PHH * (A)	24,400	538
Phoenix * (A)	15,300	43
Piedmont Office Realty Trust, Cl A ‡ (A)	1,400	27
Piper Jaffray *	2,100	69
Platinum Underwriters Holdings	13,200	486
PNC Financial Services Group	47,500	2,981
Presidential Life	7,100	74
Principal Financial Group	6,600	179
Progressive	8,500	167
Prosperity Bancshares	4,200	151
Prudential Financial	57,350	3,310
Regions Financial	42,755	326

2	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
RenaissanceRe Holdings	3,700	$200
Resource Capital ‡	61,200	343
SLM *	55,300	614
State Street	73,900	2,821
Stewart Information Services (A)	13,900	147
SunTrust Banks	12,500	337
SWS Group	5,200	52
T. Rowe Price Group (A)	21,100	1,045
Taubman Centers ‡ (A)	29,100	1,178
Torchmark	20,300	1,046
Travelers	95,505	4,725
Trustco Bank (A)	22,200	138
Unitrin	4,800	128
Unum Group	73,400	1,696
US Bancorp	125,200	3,000
Vornado Realty Trust ‡	1,700	132
Webster Financial (A)	13,300	255
Wells Fargo	619,912	17,785
World Acceptance * (A)	5,000	179
WR Berkley	5,700	155
XL Capital, Cl A	63,000	1,109
Zions Bancorporation (A)	2,000	48

		188,220

Health Care — 12.9%
Abbott Laboratories	41,400	1,969
Aetna	238,369	6,951
Allergan	221,939	13,359
Allscripts-Misys Healthcare Solutions * (A)	27,700	521
AmerisourceBergen	28,800	901
Amgen *	153,538	7,950
Becton Dickinson	20,300	1,447
Biogen Idec *	23,000	1,091
Bristol-Myers Squibb	193,900	4,500
Bruker *	23,000	293
C.R. Bard	1,900	154
Cardinal Health	5,000	172
Celgene *	59,105	3,118
CIGNA	19,000	636
Coventry Health Care *	12,300	255
Covidien	80,789	3,425
Eli Lilly (A)	78,900	2,587
Endo Pharmaceuticals Holdings *	14,300	299
Forest Laboratories *	70,800	1,832
Genzyme *	145,650	7,086
Gilead Sciences *	126,300	4,537
Health Net *	21,000	518
Humana *	33,700	1,552
Idexx Laboratories * (A)	10,300	651
Impax Laboratories *	7,600	160
Intuitive Surgical * (A)	5,300	1,711
Invacare (A)	8,700	208
Johnson & Johnson	294,565	17,173
Kinetic Concepts *	13,100	542
King Pharmaceuticals * (A)	34,000	295
Laboratory Corp of America Holdings *	41,900	3,168
Life Technologies *	5,100	256
McKesson (A)	13,800	966
Medco Health Solutions *	125,700	7,246
Medtronic	191,200	7,491
Merck	174,490	5,879

Description	Shares	Market Value ($ Thousands)
Mettler Toledo International *	500	$57
Novo Nordisk ADR (A)	66,500	5,109
Par Pharmaceutical *	15,100	419
Pfizer	980,103	14,927
Quidel * (A)	2,600	30
St. Jude Medical *	68,039	2,541
Teva Pharmaceutical Industries ADR (A)	35,825	1,964
Thermo Fisher Scientific *	31,700	1,650
UnitedHealth Group	478,105	13,898
Universal Health Services, Cl B	13,000	551
Valeant Pharmaceuticals International * (A)	18,600	865
Watson Pharmaceuticals *	18,800	830
WellPoint *	75,400	3,868
West Pharmaceutical Services	1,300	51
Zimmer Holdings *	26,300	1,471

		159,130

Industrials — 8.7%
3M	47,508	3,768
Alliant Techsystems * (A)	7,200	495
ArvinMeritor * (A)	8,800	128
Boeing	54,500	3,498
Canadian National Railway	12,700	729
Crane	14,300	465
CSX	9,100	475
Cummins	45,040	3,062
Danaher	28,368	2,252
Deere	8,500	490
Delta Air Lines * (A)	44,500	604
Dover	10,900	489
Eaton	34,700	2,427
Emerson Electric	49,666	2,306
Ennis	5,800	102
Expeditors International Washington	164,300	6,275
FedEx	24,400	2,037
Gardner Denver	18,700	852
General Dynamics	51,000	3,463
General Electric	988,703	16,165
Goodrich	33,500	2,325
Graco	38,600	1,223
Harsco	22,900	623
Honeywell International	8,600	368
Hubbell, Cl B	3,900	166
IDEX	12,800	391
Illinois Tool Works	39,000	1,811
Interline Brands *	1,400	28
ITT	9,800	473
Joy Global	8,900	454
Kansas City Southern *	8,800	336
KBR (A)	32,200	708
Kennametal	8,300	234
L-3 Communications Holdings, Cl 3	49,700	4,107
Lennox International	2,300	103
Lockheed Martin	18,747	1,498
NACCO Industries, CI A	1,600	135
Nordson	600	40
Norfolk Southern	5,400	305
Northrop Grumman	77,859	4,710
Oshkosh Truck *	24,100	856

3	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Owens Corning *	10,700	$357
Parker Hannifin	23,300	1,432
Polypore International *	2,300	47
Quanta Services * (A)	127,500	2,643
Raytheon	113,329	5,939
Republic Services, Cl A	13,600	396
Rockwell Automation	16,200	866
Rockwell Collins	65,267	3,808
RR Donnelley & Sons	83,300	1,596
Timken	1,400	41
Toro (A)	9,700	519
Towers Watson, Cl A	6,800	313
Tyco International	34,800	1,260
UAL * (A)	41,000	821
Union Pacific	9,500	679
United Parcel Service, Cl B	53,307	3,345
United Technologies	129,319	8,713
WABCO Holdings *	17,800	541
Waste Management	11,200	364
Werner Enterprises	2,400	54
WW Grainger (A)	18,500	1,882

		106,592

Information Technology — 20.2%
Activision Blizzard	53,800	578
Adobe Systems *	172,921	5,547
Amdocs *	33,800	963
Apple *	117,753	30,281
Autodesk * (A)	79,700	2,332
Avnet * (A)	29,500	847
AVX	2,500	35
BMC Software *	1,900	70
Brightpoint *	11,000	82
Broadcom, Cl A (A)	27,400	946
CA	147,000	2,977
Cisco Systems *	687,033	15,912
Citrix Systems * (A)	84,813	3,699
Computer Sciences	20,300	1,015
Corning	201,900	3,519
eBay *	172,000	3,683
EMC *	569,745	10,609
Fairchild Semiconductor International, Cl A * (A)	18,900	189
Flextronics International *	110,600	726
Google, Cl A *	32,170	15,608
Harris	26,300	1,234
Hewitt Associates, Cl A *	5,000	186
Hewlett-Packard	311,910	14,351
IAC *	11,300	265
Ingram Micro, Cl A *	46,400	787
Intel	418,448	8,963
International Business Machines	65,157	8,162
Intersil, Cl A	16,000	213
Intuit *	177,100	6,330
Jabil Circuit	22,000	301
Juniper Networks * (A)	34,800	926
Lam Research *	7,900	299
Lender Processing Services	3,000	102
Linear Technology	1,700	48
Loral Space & Communications *	1,200	48
Marvell Technology Group *	67,400	1,279
Mastercard, CI A (A)	24,000	4,842
McAfee *	11,600	369

Description	Shares	Market Value ($ Thousands)
Micron Technology * (A)	145,900	$1,326
Microsoft	758,430	19,568
National Instruments	800	26
National Semiconductor	14,600	205
NCR *	28,000	372
NeuStar, Cl A *	6,600	141
Nokia ADR (A)	181,000	1,832
Nortel Networks *	5	—
Novellus Systems * (A)	3,500	90
Nuance Communications *	148,400	2,528
Oracle	245,544	5,542
Paychex (A)	203,200	5,799
PMC—Sierra *	35,100	284
Qualcomm	356,900	12,691
Rackspace Hosting * (A)	160,500	2,825
Red Hat *	78,700	2,307
Rovi *	8	—
SAIC *	31,400	540
Salesforce.com *	24,800	2,146
SanDisk *	25,900	1,207
Seagate Technology * (A)	119,400	1,834
Symantec *	308,500	4,371
Tech Data *	12,200	496
Teradata *	124,900	3,989
Texas Instruments	252,632	6,169
Tyco Electronics	28,700	827
VeriSign * (A)	196,000	5,470
Visa, Cl A	152,701	11,065
Vishay Intertechnology *	62,800	568
Western Digital *	49,000	1,706
Western Union	34,700	554
Xerox	147,500	1,373
Xilinx	3,700	91
Yahoo! *	159,400	2,445
Zebra Technologies, Cl A *	17,800	490

		249,200

Materials — 3.1%
Air Products & Chemicals	2,400	166
Alcoa (A)	108,500	1,263
Allegheny Technologies	69,830	3,818
Ashland (A)	48,000	2,573
Ball	17,800	877
Boise * (A)	25,000	153
Celanese, Cl A	28,900	829
Cytec Industries	28,900	1,235
E.I. Du Pont de Nemours	27,600	998
Eastman Chemical (A)	24,300	1,467
Freeport-McMoRan Copper & Gold, Cl B	36,600	2,564
H.B. Fuller	2,200	47
International Paper	51,200	1,189
Lubrizol	21,300	1,887
Monsanto	69,745	3,548
Mosaic	9,200	425
Nalco Holding (A)	130,700	2,962
Nucor (A)	16,400	706
Omnova Solutions *	7,100	57
Owens-Illinois *	16,800	510
Pactiv *	33,100	946
Rock-Tenn, CI A	18,050	929
Schnitzer Steel Industries, CI A	10,900	546
Sealed Air	48,000	1,000

4	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Sherwin-Williams (A)	16,500	$1,264
Solutia *	9,500	144
Sonoco Products	24,500	757
Southern Copper (A)	61,100	1,801
Spartech *	4,600	61
Syngenta ADR (A)	71,900	3,169
Walter Industries (A)	3,400	270

		38,161

Telecommunication Services — 3.1%
American Tower, Cl A *	77,595	3,145
AT&T	623,046	15,140
BCE	39,100	1,142
CenturyLink (A)	12,700	436
Crown Castle International *	155,300	5,751
NII Holdings *	18,600	678
Sprint Nextel *	385,400	1,977
Telephone & Data Systems	27,400	901
Verizon Communications	345,072	9,496

		38,666

Utilities — 2.8%
AES *	677,787	6,961
AGL Resources	7,400	270
Allegheny Energy	2,300	47
Alliant Energy	17,200	552
Ameren	18,200	449
American Electric Power	38,200	1,221
American Water Works	13,800	281
Aqua America (A)	12,900	225
Atmos Energy	11,200	304
CMS Energy (A)	25,200	370
DPL	35,700	894
DTE Energy	35,000	1,593
Duke Energy	9,100	145
Edison International	121,900	3,945
Energen	23,600	1,045
Entergy (A)	29,400	2,207
Exelon	99,500	3,841
FirstEnergy (A)	35,000	1,232
FPL Group	4,400	220
Mirant *	72,100	895
NV Energy	22,700	268
OGE Energy	39,000	1,421
Pepco Holdings	13,800	222
PG&E (A)	32,700	1,357
Pinnacle West Capital	17,300	607
Public Service Enterprise Group	115,700	3,544
Sempra Energy	16,000	736

		34,852

Total Common Stock (Cost $1,106,713) ($ Thousands)		1,171,839

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 10.8%
SEI Liquidity Fund, L.P. 0.240% (B)**†	133,363,080	$132,534

Total Affiliated Partnership
(Cost $133,363) ($ Thousands)		132,534

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	25,945,718	25,946

Total Cash Equivalent
(Cost $25,946) ($ Thousands)		25,946

U.S. TREASURY OBLIGATION (C) (D) — 1.2%
U.S. Treasury Bill 0.134%, 06/03/10	$14,608	14,608

Total U.S. Treasury Obligation
(Cost $14,608) ($ Thousands)		14,608

Total Investments — 109.3%
(Cost $1,280,630) ($ Thousands)		$1,344,927

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	174	Jun-2010	$(1,472)
S&P Mid 400 E-Mini	87	Jun-2010	(111)

			$(1,583)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,230,382 ($ Thousands).

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $128,195 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $132,534 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

5	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Fund

May 31, 2010

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

6	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 80.5%

Consumer Discretionary — 9.3%
99 Cents Only Stores *	5,000	$76
Abercrombie & Fitch, Cl A	200	7
Amazon.com *	9,200	1,154
American Eagle Outfitters	1,200	16
American Greetings, Cl A	500	12
Apollo Group, Cl A *	18,375	977
Autoliv	3,100	147
Bed Bath & Beyond *	600	27
Best Buy	1,400	59
Big 5 Sporting Goods	1,000	15
Cablevision Systems, Cl A	19,582	486
Carmax *	5,800	126
Chico’s FAS	20,900	256
Coach	29,600	1,217
Comcast, Cl A	57,500	1,040
Cooper Tire & Rubber	2,400	46
Core-Mark Holding *	600	16
Darden Restaurants	200	8
Deckers Outdoor *	800	116
DeVry	1,500	86
DIRECTV, Cl A *	36,600	1,379
Discovery Communications, Cl C *	2,800	89
DISH Network, Cl A	15,507	323
Dollar Tree *	8,400	526
DreamWorks Animation SKG, Cl A *	3,400	101
Eastman Kodak *	87,400	493
Education Management *	5,500	116
Expedia	4,300	93
Family Dollar Stores	400	16
Ford Motor *	114,145	1,339
Fossil *	11,500	431
Gannett	5,200	81
Gap	35,600	776
Garmin	1,800	60
Gentex	2,300	45
Guess	600	23
H&R Block	2,500	40
Hanesbrands *	400	11
Harley-Davidson	700	21
Harman International Industries *	3,100	100
Hasbro	300	12
Helen of Troy *	3,200	82
Home Depot	7,400	250
Interactive Data	172	6
International Game Technology	700	14
ITT Educational Services *	4,600	465
J.C. Penney	13,875	381
Jarden	1,600	47
John Wiley & Sons, Cl A	300	12
Johnson Controls	16,200	462
Jones Apparel Group	1,700	33
Kohl’s *	2,200	112
Lamar Advertising, Cl A *	100	3
Leggett & Platt	9,800	228
Liberty Global, Cl A *	2,000	52
Liberty Media—Capital, Ser A *	1,300	55
Liberty Media—Interactive, Cl A *	7,200	93
Liberty Media—Starz *	1,910	100
Limited Brands	18,900	470

Description	Shares	Market Value ($ Thousands)
LKQ *	8,000	$148
Lowe’s	30,600	757
Macy’s	17,400	387
Madison Square Garden, Cl A*	2,325	49
Marriott International, Cl A	415	14
Mattel	4,400	95
McDonald’s	11,700	782
McGraw-Hill	7,500	208
MGM Mirage *	700	9
NetFlix *	5,700	634
New York Times, Cl A *	1,100	10
Newell Rubbermaid	8,200	137
News, Cl A	13,600	180
NIKE, Cl B	17,800	1,288
Nordstrom	300	12
NVR *	335	230
Omnicom Group	1,100	42
Oxford Industries	2,000	42
Panera Bread, Cl A *	100	8
PetSmart	9,700	308
Phillips-Van Heusen	400	22
Polo Ralph Lauren, Cl A	1,600	139
Pre-Paid Legal Services *	300	14
priceline.com *	5,100	975
RadioShack	700	14
Ross Stores	8,900	466
Royal Caribbean Cruises *	11,400	331
Scholastic	1,400	37
Scripps Networks Interactive, Cl A	3,300	149
Sears Holdings *	7,800	687
Service International	9,900	85
Signet Jewelers *	1,300	40
Stanley Black & Decker	1,282	71
Staples	40,800	878
Starbucks	7,900	204
Starwood Hotels & Resorts Worldwide	500	23
Superior Industries International	1,100	16
Target	16,600	905
Tempur-Pedic International *	5,700	189
Thor Industries	3,300	96
Tiffany	2,400	109
Timberland, Cl A *	1,100	21
Time Warner	102,435	3,174
Time Warner Cable, Cl A	8,026	439
TJX	11,700	532
TRW Automotive Holdings *	10,100	304
Tupperware Brands	500	21
Ulta Salon Cosmetics & Fragrance *	1,900	49
Universal Technical Institute *	1,600	39
Urban Outfitters *	3,800	138
VF	4,600	356
Viacom, Cl B	19,060	641
Virgin Media	8,300	134
Walt Disney	11,562	386
Whirlpool	4,000	418
Williams-Sonoma	1,200	36
Winnebago Industries *	1,800	22
WMS Industries *	600	28
Wolverine World Wide	1,200	35
Wyndham Worldwide	1,400	33

1	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Yum! Brands	8,150	$334

		32,757

Consumer Staples — 8.0%
Altria Group	3,000	61
Archer-Daniels-Midland	20,200	510
Avon Products	4,100	109
BJ’s Wholesale Club *	6,700	268
Brown-Forman, Cl B	300	17
Bunge	4,600	224
Campbell Soup	1,700	61
Coca-Cola	26,200	1,347
Coca-Cola Enterprises	4,900	128
Colgate-Palmolive	4,300	336
ConAgra Foods	23,500	568
Constellation Brands, Cl A *	4,900	81
Corn Products International	10,000	333
Costco Wholesale	5,500	320
CVS Caremark	9,204	319
Dean Foods *	4,600	49
Del Monte Foods	7,100	103
Diageo ADR	6,200	380
Dole Food *	5,400	49
Dr. Pepper Snapple Group	7,600	288
Estee Lauder, Cl A	1,500	87
General Mills	3,000	214
Green Mountain Coffee Roasters *	1,600	38
Hansen Natural *	8,700	340
Herbalife	13,800	623
Hershey	300	14
HJ Heinz	2,900	128
Hormel Foods	300	12
JM Smucker	2,800	155
Kellogg	8,200	438
Kimberly-Clark	900	54
Kraft Foods, Cl A	3,660	105
Kroger	24,900	501
Lorillard	1,900	136
McCormick	300	12
Mead Johnson Nutrition, Cl A	3,600	178
Medifast *	6,300	198
Molson Coors Brewing, Cl B	500	20
NBTY *	2,500	86
PepsiCo	25,115	1,579
Philip Morris International	64,834	2,861
Prestige Brands Holdings *	2,700	21
Procter & Gamble	73,200	4,472
Reynolds American	7,100	370
Safeway	10,600	235
Sanderson Farms	2,600	143
Sara Lee	87,371	1,238
Smithfield Foods *	2,200	38
Supervalu	72,640	978
Sysco	63,788	1,902
Tyson Foods, Cl A	34,025	598
USANA Health Sciences *	600	22
Walgreen	77,364	2,479
Wal-Mart Stores	43,000	2,174
Whole Foods Market *	1,600	65

		28,065

Energy — 7.1%
Alpha Natural Resources *	833	32

Description	Shares	Market Value ($ Thousands)
Anadarko Petroleum	2,200	$115
Apache	4,100	367
Atwood Oceanics *	700	19
Baker Hughes	2,761	105
Cabot Oil & Gas	500	17
Cameron International *	1,700	62
Chesapeake Energy	8,500	190
Chevron	75,687	5,591
Cimarex Energy	2,500	184
Concho Resources *	400	21
ConocoPhillips	76,046	3,944
Continental Resources *	600	28
Devon Energy	5,900	377
Diamond Offshore Drilling	700	44
Dresser-Rand Group *	600	19
El Paso	4,400	50
EOG Resources	11,500	1,206
Exxon Mobil	100,300	6,064
FMC Technologies *	500	29
Frontline	400	13
Halliburton	17,400	432
Hess	13,100	697
Marathon Oil	35,914	1,117
Mariner Energy *	482	10
Massey Energy	1,200	40
Murphy Oil	34,981	1,867
Nabors Industries *	300	6
National Oilwell Varco	2,089	80
Newfield Exploration *	200	10
Occidental Petroleum	3,800	313
Oil States International *	7,500	293
Patterson-UTI Energy	600	8
Peabody Energy	2,600	101
Pioneer Natural Resources	900	57
Pride International *	300	7
Range Resources	200	9
Rowan *	400	10
Schlumberger	8,600	483
Smith International	1,167	44
Southern Union	3,700	81
Southwestern Energy *	1,600	60
Spectra Energy	3,000	60
St. Mary Land & Exploration	200	9
Stone Energy *	8,300	111
Tidewater	400	17
Transocean *	3,300	187
Unit *	2,500	102
Whiting Petroleum *	300	25
Williams	9,500	188
XTO Energy	2,985	128

		25,029

Financials — 11.9%
Aflac	28,700	1,271
Alexandria Real Estate Equities ‡	1,200	79
Allied World Assurance Holdings	3,400	153
Allstate	10,800	331
Alterra Capital Holdings	300	6
American Equity Investment Life Holding	1,500	14
American Express	55,598	2,217
American Financial Group	10,900	304

2	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
American International Group *	800	$28
AmeriCredit *	3,300	71
Ameriprise Financial	5,100	203
Annaly Capital Management ‡	25,400	431
Apartment Investment &
Management, CI A ‡	1,800	37
Arch Capital Group *	400	29
Assurant	9,000	312
AvalonBay Communities ‡	103	10
Bank of America	137,454	2,164
Bank of Hawaii	1,500	72
Bank of New York Mellon	33,050	899
BB&T	2,600	79
BlackRock, CI A	700	118
Boston Properties ‡	300	23
Brandywine Realty Trust ‡	13,300	154
BRE Properties ‡	600	24
Camden Property Trust ‡	800	36
Capital One Financial	26,700	1,103
Cathay General Bancorp	7,800	86
CB Richard Ellis Group, CI A *	900	14
Charles Schwab	600	10
Chimera Investment ‡	136,047	536
Chubb	16,800	844
Citigroup *	281,238	1,114
City National	200	11
CME Group, CI A	3,300	1,045
Colony Financial ‡	1,200	22
Comerica	3,100	118
Commerce Bancshares	1,000	37
Compass Diversified Holdings	700	10
Credicorp	6,700	592
Digital Realty Trust ‡	200	11
Discover Financial Services	9,400	127
Douglas Emmett ‡	2,500	39
Eaton Vance	100	3
Endurance Specialty Holdings	10,500	390
Equity Residential ‡	400	18
Essex Property Trust ‡	100	10
Everest Re Group	200	15
Federated Investors, CI B	2,412	54
Fifth Third Bancorp	11,400	148
First American	1,600	55
First Citizens BancShares, CI A	200	40
First Commonwealth Financial	5,500	29
First Community Bancshares	800	13
Flagstone Reinsurance Holdings	1,900	23
Franklin Resources	16,486	1,617
Fulton Financial	14,000	139
Genworth Financial, CI A*	7,400	115
Goldman Sachs Group	20,213	2,916
Hanover Insurance Group	700	31
Hartford Financial Services Group	200	5
HCP *	500	16
	600	26
Hospitality Properties Trust ‡	1,100	25
Host Hotels & Resorts ‡	826	12
HRPT Properties Trust ‡	10,100	68
Hudson City Bancorp	50,100	632
Huntington Bancshares	13,200	81
IntercontinentalExchange *	9,100	1,057
Invesco	1,100	20
Invesco Mortgage Capital ‡	3,100	64

Description	Shares	Market Value ($ Thousands)
Jefferies Group	1,700	$40
Jones Lang LaSalle	7,600	567
JPMorgan Chase	76,789	3,039
Keycorp	1,600	13
Lazard, CI A	1,400	44
Legg Mason	100	3
Liberty Property Trust ‡	800	25
Lincoln National	500	13
Loews	7,800	254
M&T Bank	14,144	1,121
Macerich ‡	313	13
Mack-Cali Realty ‡	100	3
Marsh & McLennan	1,300	28
Marshall & Ilsley	2,200	18
MetLife	700	28
MFA Mortgage Investments ‡	18,400	135
Montpelier Re Holdings	6,400	100
Moody’s	7,624	156
Morgan Stanley	11,700	317
MSCI, CI A *	2,900	86
Nationwide Health Properties ‡	1,000	35
Nelnet, CI A	1,500	30
New York Community Bancorp	63,984	1,027
NewStar Financial *	1,000	7
NYSE Euronext	35,000	1,003
Parkway Properties ‡	2,000	34
PHH *	6,200	137
Phoenix *	3,600	10
Piper Jaffray *	400	13
PNC Financial Services Group	4,033	253
Presidential Life	2,000	21
Principal Financial Group	600	16
ProAssurance *	7,500	442
Progressive	600	12
Prosperity Bancshares	1,200	43
Protective Life	2,000	43
Prudential Financial	7,625	440
Public Storage ‡	200	18
Raymond James Financial	2,200	62
Regions Financial	12,350	94
RenaissanceRe Holdings	6,100	330
Resource Capital ‡	18,600	104
SCBT Financial	200	7
Senior Housing Properties Trust ‡	1,200	25
Simon Property Group ‡	717	61
SL Green Realty ‡	1,200	75
SLM *	21,900	243
StanCorp Financial Group	1,400	60
State Street	15,800	603
Stewart Information Services	3,800	40
SunTrust Banks	2,300	62
T. Rowe Price Group	14,500	718
Taubman Centers ‡	700	28
TD Ameritrade Holding *	1,200	21
Torchmark	200	10
Transatlantic Holdings	900	42
Travelers	21,900	1,083
Trustco Bank	4,500	28
UDR ‡	4,700	96
United America Indemnity, Cl A *	1,100	9
Unitrin	1,700	45
US Bancorp	29,908	717
Ventas ‡	700	33

3	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Vornado Realty Trust ‡	500	$39
Waddell & Reed Financial, CI A	500	13
Washington Federal	3,500	60
Webster Financial	1,300	25
Wells Fargo	169,223	4,855
WesBanco	1,200	23
White Mountains Insurance Group	300	98
World Acceptance *	1,800	64
XL Capital, CI A	9,500	167
Zions Bancorporation	2,500	60

		41,993

Health Care — 11.2%
Abbott Laboratories	10,000	476
Aetna	40,500	1,181
Alexion Pharmaceuticals *	1,200	60
Allergan	31,900	1,920
Allscripts-Misys Healthcare Solutions *	9,400	177
AmerisourceBergen	45,238	1,415
Amgen *	61,513	3,185
Amylin Pharmaceuticals *	3,000	50
Baxter International	1,500	63
Beckman Coulter	1,500	86
Becton Dickinson	5,200	371
Biogen Idec *	10,100	479
BioMarin Pharmaceutical *	1,200	24
Bio-Rad Laboratories, CI A *	500	47
Boston Scientific *	2,300	14
Bristol-Myers Squibb	31,100	722
Bruker *	5,300	67
C.R. Bard	400	32
Cardinal Health	54,603	1,883
CareFusion *	2,300	59
Celgene *	3,400	179
Cephalon *	6,625	390
Cerner *	1,400	117
Charles River Laboratories International *	2,200	74
CIGNA	6,500	218
Community Health Systems *	700	27
Cooper	400	15
Covance *	2,500	132
Coventry Health Care *	5,700	118
DaVita *	1,200	76
Dendreon *	1,200	52
Dentsply International	300	10
Edwards Lifesciences *	1,400	71
Eli Lilly	2,700	88
Endo Pharmaceuticals Holdings *	500	10
Express Scripts *	1,200	121
Forest Laboratories *	4,800	124
Genzyme *	18,950	922
Gilead Sciences *	33,500	1,203
Health Net *	25,700	633
Henry Schein *	400	23
Hill-Rom Holdings	2,500	70
Hospira *	3,500	182
Humana *	11,500	530
Idexx Laboratories *	3,100	196
Impax Laboratories *	2,000	42
Intuitive Surgical *	1,800	581

Description	Shares	Market Value ($ Thousands)
Invacare	1,900	$45
Inverness Medical Innovations *	2,100	73
Johnson & Johnson	85,190	4,967
Kinetic Concepts *	2,100	87
King Pharmaceuticals *	9,800	85
Laboratory Corp of America Holdings *	800	60
Life Technologies *	3,700	185
Lincare Holdings	2,300	108
McKesson	30,785	2,155
Medco Health Solutions *	30,900	1,781
Mednax *	1,600	90
Medtronic	40,075	1,570
Merck	34,163	1,151
Mettler Toledo International *	1,100	126
Millipore *	297	31
Mylan Laboratories *	3,900	76
Novo Nordisk ADR	13,400	1,029
OSI Pharmaceuticals *	311	18
Par Pharmaceutical *	3,800	105
Patterson	2,600	77
PerkinElmer	3,200	73
Perrigo	2,100	125
Pfizer	99,595	1,517
Quest Diagnostics	1,300	69
Quidel *	600	7
ResMed *	400	25
Somanetics *	400	7
Stryker	2,200	117
Teleflex	1,100	62
Tenet Healthcare *	15,500	89
Thermo Fisher Scientific *	8,900	463
United Therapeutics *	1,800	92
UnitedHealth Group	85,300	2,480
Universal Health Services, CI B	900	38
ValeantPharmaceuticals International *	2,300	107
Varian Medical Systems *	1,200	60
Vertex Pharmaceuticals *	1,100	38
Waters *	1,400	96
Watson Pharmaceuticals *	200	9
WellPoint *	27,562	1,414
West Pharmaceutical Services	300	12
Zimmer Holdings *	1,700	95

		39,329
Industrials — 7.1%
3M	12,700	1,007
Alexander & Baldwin	1,300	42
Alliant Techsystems *	1,400	96
ArvinMeritor *	1,600	23
Avery Dennison	2,700	92
BE Aerospace *	900	24
Boeing	3,897	250
Bucyrus International, CI A	800	43
C.H. Robinson Worldwide	200	12
Carlisle	9,200	358
Caterpillar	3,300	200
Continental Airlines, Cl B *	1,950	41
Con-way	700	24
Copa Holdings, Cl A	1,000	51
Corrections of America *	4,000	80
Crane	4,800	156

4	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
CSX	4,900	$256
Cummins	100	7
Deere	2,400	138
Delta Air Lines *	56,403	766
Dover	4,100	184
Eaton	5,700	399
Emerson Electric	200	9
Ennis	1,700	30
Expeditors International Washington	26,800	1,024
FedEx	7,000	584
Flowserve	300	28
Fluor	10,773	505
Gardner Denver	8,600	392
General Dynamics	16,710	1,135
General Electric	119,100	1,947
Goodrich	6,400	444
Graco	400	13
Honeywell International	1,100	47
Hubbell, Cl B	4,861	207
IDEX	3,300	101
Illinois Tool Works	5,100	237
ITT	3,500	169
Joy Global	2,500	127
Kansas City Southern *	4,700	179
KBR	24,300	534
Kennametal	2,200	62
L-3 Communications Holdings, Cl 3	9,300	769
Lennox International	1,000	45
Lockheed Martin	17,859	1,427
Manitowoc	1,100	13
Manpower	1,500	68
Masco	700	9
NACCO Industries, CI A	400	34
Norfolk Southern	2,500	141
Northrop Grumman	18,300	1,107
Oshkosh Truck *	22,200	789
Owens Corning *	24,068	802
Pall	300	10
Parker Hannifin	5,300	326
Polypore International *	900	18
Precision Castparts	1,300	152
Quanta Services *	13,200	274
Raytheon	16,500	865
Republic Services, CI A	41,264	1,202
Rockwell Automation	6,600	353
Rockwell Collins	1,800	105
RR Donnelley & Sons	16,600	318
Ryder System	8,600	387
Snap-On	300	13
Southwest Airlines	13,200	164
Spirit Aerosystems Holdings, ClA *	1,900	37
Textron	3,500	72
Thomas & Betts *	200	8
Timken	300	8
Toro	2,200	118
Towers Watson, Cl A	2,500	115
TransDigm Group	1,200	63
Tyco International	12,390	449
Union Pacific	9,400	672
United Parcel Service, Cl B	4,800	301

Description	Shares	Market Value ($ Thousands)
United Technologies	15,550	$1,048
Valmont Industries	100	8
Verisk Analytics, CI A *	500	15
WABCO Holdings *	6,700	204
Waste Connections *	1,400	49
Waste Management	6,551	213
WW Grainger	3,700	377

		25,171

Information Technology — 18.3%
Activision Blizzard	13,900	150
Adobe Systems *	25,200	808
Advanced Micro Devices *	4,000	34
Agilent Technologies *	8,400	272
Alliance Data Systems *	1,000	71
Altera	1,800	42
Amdocs *	1,300	37
Amphenol, CI A	400	17
Analog Devices	3,500	102
Ansys *	1,700	74
AOL *	2,193	45
Apple *	17,964	4,620
Autodesk *	9,200	269
Automatic Data Processing	400	16
Avnet *	18,300	525
AVX	1,500	21
BMC Software *	200	7
Brightpoint *	3,800	28
Broadcom, CI A	8,500	293
Broadridge Financial Solutions	200	4
Brocade Communications Systems *	3,700	20
CA	28,928	586
Cisco Systems *	115,900	2,684
Citrix Systems *	1,500	65
Cognizant Technology Solutions, CI A *	4,800	240
Computer Sciences	17,691	884
Corning	9,500	166
Cree *	2,000	133
Dell *	75,882	1,011
Diebold	1,200	35
eBay *	37,500	803
EMC *	66,200	1,233
Equinix *	300	27
F5 Networks *	2,600	183
Factset Research Systems	800	55
Fairchild Semiconductor International, CI A *	3,000	30
Fidelity National Information Services	5,759	158
Fiserv *	200	10
Flextronics International *	67,700	444
FLIR Systems *	2,100	60
Global Payments	2,300	97
Google, CI A *	7,812	3,790
Harris	15,500	727
Hewlett-Packard	60,316	2,775
IAC *	2,600	61
Ingram Micro, Cl A *	38,241	648
Intel	128,300	2,748
International Business Machines	51,446	6,444
Intersil, Cl A	3,700	49

5	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Intuit *	36,900	$1,319
Jabil Circuit	63,889	875
JDS Uniphase *	1,200	14
Juniper Networks *	9,500	253
Kla-Tencor	1,700	52
Lam Research *	3,500	133
Lender Processing Services	7,162	243
Lexmark International, Cl A *	9,800	368
Linear Technology	2,700	76
Loral Space & Communications *	400	16
LSI *	2,100	11
Marvell Technology Group *	22,500	427
Mastercard, Cl A	5,400	1,090
Maxim Integrated Products	2,400	43
McAfee *	3,000	95
Microchip Technology	1,600	45
Micron Technology *	80,308	730
Micros Systems *	100	4
Microsoft	275,427	7,106
Molex	800	17
Monster Worldwide *	400	6
Motorola *	17,500	120
National Instruments	2,300	74
National Semiconductor	5,100	72
NCR *	1,200	16
NetApp *	5,900	222
NeuStar, Cl A *	16,900	362
Nokia ADR	18,800	190
Novellus Systems *	1,700	44
Nuance Communications *	15,400	262
Nvidia *	600	8
ON Semiconductor *	1,100	8
Oracle	29,800	673
Paychex	10,900	311
PMC—Sierra *	10,900	88
QLogic *	20,200	366
Qualcomm	63,725	2,266
Rackspace Hosting *	16,700	294
Rambus *	2,600	61
Red Hat *	11,200	328
Research In Motion *	6,800	413
Rovi *	2,800	105
Salesforce.com *	1,300	113
SanDisk *	700	33
Seagate Technology *	30,883	474
Silicon Laboratories *	700	32
Sybase *	393	25
Symantec *	86,900	1,231
Tech Data *	2,931	119
Tellabs	600	5
Teradata *	31,400	1,003
Texas Instruments	136,008	3,321
Total System Services	3,800	55
Trimble Navigation *	600	17
Tyco Electronics	9,600	277
Varian Semiconductor Equipment Associates *	100	3
VeriSign *	39,600	1,105
Visa, Cl A	30,400	2,203
Vishay Intertechnology *	7,800	71
VMware, Cl A *	500	33
WebMD Health, Cl A *	2,188	100
Western Digital *	19,900	693

Description	Shares	Market Value ($ Thousands)
Western Union	10,600	$169
Xerox	7,435	69
Xilinx	600	15
Yahoo! *	30,900	474
Zebra Technologies, Cl A *	1,800	50

		64,497

Materials — 2.7%
Air Products & Chemicals	2,500	173
Airgas	440	27
Albemarle	300	13
Alcoa	26,000	303
Allegheny Technologies	300	17
Aptargroup	6,600	263
Ashland	1,800	96
Ball	1,400	69
Boise *	4,500	28
Cabot	12,000	336
Celanese, Cl A	8,200	235
CF Industries Holdings	285	20
Cliffs Natural Resources	500	28
Compass Minerals International	200	15
Crown Holdings *	600	14
Cytec Industries	6,600	282
Dow Chemical	7,358	198
E.I. Du Pont de Nemours	40,355	1,460
Eastman Chemical	6,000	362
Freeport-McMoRan Copper & Gold, Cl B	6,100	427
H.B. Fuller	700	15
Huntsman	87,252	871
International Flavors & Fragrances	400	18
International Paper	2,800	65
Lubrizol	10,300	912
MeadWestvaco	6,900	165
Monsanto	4,400	224
Mosaic	2,100	97
Nalco Holding	18,800	426
Newmont Mining	1,248	67
Owens-Illinois *	800	24
Packaging of America	1,200	27
PPG Industries	3,000	192
Rock-Tenn, Cl A	1,600	82
RPM International	3,400	67
Schnitzer Steel Industries, Cl A	3,000	150
Sealed Air	600	13
Solutia *	1,500	23
Southern Copper	31,100	917
Spartech *	1,500	20
Syngenta ADR	14,400	635
Temple-Inland	1,200	25
Valspar	100	3
Walter Industries	2,200	174

		9,578

Telecommunication Services — 2.5%
American Tower, Cl A *	300	12
AT&T	152,913	3,716
BCE	9,700	283
CenturyLink	6,273	215
Crown Castle International *	35,000	1,296

6	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2010

`Description	Shares	Market Value ($ Thousands)
Frontier Communications	2,000	$16
NII Holdings *	34,907	1,273
Qwest Communications International	10,329	54
Rogers Communications, Cl B	7,900	269
SBA Communications, Cl A *	500	17
Sprint Nextel *	141,561	726
tw telecom , Cl A *	100	2
Verizon Communications	38,400	1,057
Windstream	1,100	12

		8,948

Utilities — 2.4%
AES *	146,131	1,501
Allegheny Energy	1,715	35
Alliant Energy	1,600	51
Ameren	1,900	47
American Electric Power	1,400	45
American Water Works	6,800	138
Aqua America	4,700	82
Calpine *	1,700	23
Centerpoint Energy	6,100	83
Chesapeake Utilities	300	9
Consolidated Edison	300	13
Constellation Energy Group	14,276	505
Dominion Resources	300	12
DPL	2,700	68
DTE Energy	3,100	141
Duke Energy	1,500	24
Edison International	25,800	835
Energen	9,000	398
Entergy	600	45
Equities	1,200	47
Exelon	45,064	1,739
FirstEnergy	2,900	102
FPL Group	500	25
Great Plains Energy	2,600	46
Hawaiian Electric Industries	1,900	42
Integrys Energy Group	2,600	118
MDU Resources Group	1,200	22
Mirant *	35,984	447
National Fuel Gas	2,500	122
NiSource	4,100	61
Northeast Utilities	600	15
NRG Energy *	1,300	31
NV Energy	24,700	291
OGE Energy	2,100	76
Oneok	2,700	120
Pepco Holdings	5,200	84
PG&E	4,300	178
Pinnacle West Capital	1,400	49
PPL	400	10
Public Service Enterprise Group	19,200	588
Questar	500	23
Sempra Energy	800	37
TECO Energy	5,500	86
Wisconsin Energy	300	15

		8,429

Total Common Stock (Cost $266,331) ($ Thousands)		283,796

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 12.8%
SEI LIBOR Plus Portfolio†	6,723,909	$44,983

Total Affiliated Partnership
(Cost $58,111) ($ Thousands)		44,983

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	15,628,672	15,629

Total Cash Equivalent
(Cost $15,629) ($ Thousands)		15,629

U.S. TREASURY OBLIGATIONS (A) (B) — 2.3%
U.S. Treasury Bills 0.122%, 06/03/10	$7,698	7,698
0.326%, 02/10/11	300	299

Total U.S. Treasury Obligations
(Cost $7,997) ($ Thousands)		7,997

Total Investments — 100.0%
(Cost $348,068) ($ Thousands)		$352,405

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	242	Jun-2010	$(2,097)
S&P 500 E-Mini	10	Jun-2010	(29)

			$(2,126)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $352,500 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

7	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 84.2%

Consumer Discretionary — 8.2%
99 Cents Only Stores *	22,500	$344
Abercrombie & Fitch, Cl A	14,200	509
Amazon.com * (A)	60,300	7,565
Apollo Group, Cl A *	197,380	10,493
AutoNation * (A)	35,900	719
AutoZone * (A)	17,300	3,302
Bed Bath & Beyond * (A)	16,200	727
Best Buy	79,835	3,373
Big Lots *	9,700	343
Cablevision Systems, Cl A	36,058	895
Carnival	20,200	732
CBS, Cl B (A)	719,149	10,471
Cheesecake Factory * (A)	22,500	574
Chico’s FAS (A)	362,400	4,432
Chipotle Mexican Grill, Cl A * (A)	5,600	797
Coach (A)	397,300	16,333
Comcast, Cl A	1,620,752	28,899
Darden Restaurants (A)	360,298	15,457
Deckers Outdoor *	11,500	1,664
DeVry	32,300	1,857
DIRECTV, Cl A *	347,620	13,102
Discovery Communications, Cl A * (A)	43,200	1,627
DISH Network, Cl A	182,785	3,811
Dollar Tree * (A)	37,300	2,334
Eastman Kodak * (A)	179,800	1,014
Education Management * (A)	17,900	378
Expedia (A)	105,300	2,271
Family Dollar Stores (A)	4,600	187
Ford Motor * (A)	3,418,609	40,101
Fossil * (A)	10,100	379
Gannett (A)	228,100	3,545
Gap (A)	208,300	4,541
Goodyear Tire & Rubber *	9,100	108
H&R Block	46,800	752
Harley-Davidson (A)	19,100	577
Harman International Industries *	76,700	2,477
Hasbro (A)	85,558	3,435
Helen of Troy *	7,700	198
Home Depot	655,647	22,200
International Game Technology	17,100	335
J.C. Penney (A)	12,000	330
Johnson Controls	807,468	23,037
Jones Apparel Group	18,200	357
Kohl’s *	28,000	1,421
Las Vegas Sands * (A)	137,536	3,229
Leggett & Platt	208,600	4,856
Lennar, Cl A (A)	32,000	554
Limited Brands (A)	691,370	17,187
LKQ *	37,800	696
Lowe’s	110,200	2,727
Macy’s	558,650	12,408
Marriott International, Cl A (A)	15,219	509
Mattel	167,000	3,617
McDonald’s	354,992	23,738
McGraw-Hill (A)	152,900	4,251
New York Times, Cl A * (A)	93,700	869
Newell Rubbermaid (A)	589,900	9,828
News, Cl A	734,000	9,689
NIKE, Cl B (A)	47,000	3,402

Description	Shares	Market Value ($ Thousands)
Nordstrom (A)	16,426	$652
NVR * (A)	10,135	6,945
Office Depot *	37,300	216
Omnicom Group	44,300	1,681
PetSmart	42,747	1,358
Polo Ralph Lauren, Cl A (A)	50,200	4,360
priceline.com * (A)	19,900	3,804
RadioShack (A)	50,400	1,030
Ross Stores (A)	86,700	4,543
Royal Caribbean Cruises * (A)	295,660	8,574
Scholastic	7,700	201
Scripps Networks Interactive, Cl A (A)	74,200	3,352
Sears Holdings * (A)	10,300	907
Stanley Black & Decker (A)	26,860	1,499
Staples	8,200	177
Starbucks (A)	645,340	16,708
Starwood Hotels & Resorts Worldwide	13,200	610
Target	393,362	21,450
Tempur-Pedic International * (A)	123,600	4,104
Thor Industries (A)	23,600	688
Tiffany (A)	64,400	2,926
Time Warner (A)	1,354,150	41,965
Time Warner Cable, Cl A (A)	457,872	25,059
TJX	304,900	13,861
TRW Automotive Holdings *	116,400	3,502
Tupperware Brands	25,500	1,083
Ulta Salon Cosmetics & Fragrance *	17,300	443
Universal Technical Institute *	11,000	270
Urban Outfitters * (A)	76,500	2,777
VF (A)	49,200	3,806
Viacom, Cl B	993,208	33,382
Walt Disney	557,250	18,623
Washington Post, Cl B	1,200	559
Whirlpool (A)	47,200	4,930
Wyndham Worldwide	65,700	1,551
Wynn Resorts (A)	1,600	134

		573,293

Consumer Staples — 9.6%
Altria Group	977,441	19,832
Andersons	5,300	173
Archer-Daniels-Midland	620,796	15,687
Avon Products	87,200	2,310
Brown-Forman, Cl B	5,300	294
Bunge (A)	55,300	2,696
Campbell Soup (A)	32,700	1,171
Coca-Cola	926,633	47,629
Coca-Cola Enterprises	172,000	4,489
Colgate-Palmolive	162,800	12,713
Constellation Brands, Cl A *	108,100	1,801
Costco Wholesale (A)	50,800	2,959
CVS Caremark	473,808	16,408
Dean Foods *	327,600	3,489
Dole Food * (A)	43,900	402
Dr. Pepper Snapple Group	279,190	10,570
Energizer Holdings * (A)	79,700	4,479
Estee Lauder, Cl A	44,600	2,599
General Mills	250,771	17,862
Hershey	3,900	183
HJ Heinz (A)	50,400	2,227

1	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Hormel Foods	18,100	$720
JM Smucker	54,300	2,998
Kellogg	52,000	2,778
Kimberly-Clark	585,508	35,540
Kraft Foods, Cl A	145,383	4,158
Kroger	315,060	6,342
Lorillard	66,020	4,720
McCormick	7,900	305
Mead Johnson Nutrition, Cl A	79,500	3,921
Medifast * (A)	39,500	1,239
Molson Coors Brewing, Cl B	10,400	427
Nu Skin Enterprises, Cl A	40,200	1,156
PepsiCo	670,081	42,142
Philip Morris International	1,414,864	62,424
Procter & Gamble	1,373,110	83,883
Ralcorp Holdings *	56,000	3,364
Reynolds American (A)	214,700	11,194
Sanderson Farms (A)	41,700	2,287
Sara Lee (A)	1,900,477	26,930
Smithfield Foods *	21,500	371
Supervalu (A)	1,553,377	20,924
Sysco	866,432	25,828
Tyson Foods, Cl A (A)	1,396,854	24,557
Walgreen	989,061	31,690
Wal-Mart Stores	1,922,558	97,205
Whole Foods Market * (A)	41,400	1,674

		668,750

Energy — 9.6%
Anadarko Petroleum	142,700	7,468
Apache (A)	227,552	20,375
Baker Hughes (A)	293,685	11,201
Cabot Oil & Gas (A)	17,100	593
Cal Dive International *	61,000	337
Cameron International *	65,300	2,364
Chesapeake Energy (A)	318,900	7,124
Chevron	1,891,023	139,690
ConocoPhillips	1,403,847	72,804
Devon Energy	329,900	21,064
Diamond Offshore Drilling (A)	19,700	1,243
El Paso	53,400	606
EOG Resources (A)	15,000	1,573
Exxon Mobil (A)	3,251,158	196,565
FMC Technologies * (A)	21,900	1,273
Halliburton (A)	660,943	16,411
Helmerich & Payne (A)	43,400	1,635
Hess	413,178	21,981
Marathon Oil	805,522	25,044
Massey Energy (A)	35,300	1,169
Murphy Oil (A)	373,175	19,920
Nabors Industries * (A)	19,200	365
National Oilwell Varco	422,595	16,114
Noble Energy	52,200	3,105
Occidental Petroleum	322,298	26,593
Peabody Energy	39,200	1,527
Pioneer Natural Resources (A)	34,100	2,172
Range Resources	5,900	265
Rowan * (A)	18,000	446
Schlumberger (A)	347,268	19,499
Smith International	49,664	1,865
Spectra Energy	61,300	1,227
Stone Energy * (A)	50,800	681
Transocean *	34,800	1,976

Description	Shares	Market Value ($ Thousands)
Unit * (A)	43,700	$1,787
Williams	666,097	13,155
XTO Energy	164,552	7,033

		668,250

Financials — 13.6%
ACE	124,700	6,130
Affiliated Managers Group * (A)	49,293	3,532
Aflac	185,200	8,204
Allied World Assurance Holdings	43,100	1,936
Allstate	252,894	7,746
Alterra Capital Holdings	7,300	136
American Express	1,187,264	47,336
American International Group * (A)	28,300	1,001
Ameriprise Financial (A)	142,836	5,684
Annaly Capital Management ‡ (A)	825,248	13,996
AON	84,700	3,343
Apartment Investment & Management, Cl A ‡ (A)	40,600	838
Assurant	141,000	4,893
AvalonBay Communities ‡ (A)	7,300	716
Bank of America	6,271,682	98,716
Bank of New York Mellon	806,712	21,943
BB&T (A)	56,800	1,718
Berkshire Hathaway, Cl B *	342,804	24,185
Boston Properties ‡ (A)	26,500	2,032
Capital One Financial (A)	181,900	7,513
CB Richard Ellis Group, Cl A * (A)	64,900	1,027
Charles Schwab (A)	17,100	279
Chimera Investment ‡ (A)	2,627,109	10,351
Chubb (A)	97,680	4,907
Citigroup * (A)	7,164,406	28,371
CME Group, Cl A	11,900	3,768
Comerica	89,500	3,410
Discover Financial Services	240,100	3,229
Equity Residential ‡	20,300	916
Everest Re Group	182,576	13,270
Federated Investors, Cl B (A)	91,026	2,022
Fifth Third Bancorp	571,027	7,418
Franklin Resources (A)	353,978	34,722
Fulton Financial	33,200	330
Genworth Financial, Cl A *	196,900	3,070
Goldman Sachs Group	490,601	70,774
Hartford Financial Services Group	32,064	804
HCP ‡ (A)	30,400	969
Health Care REIT ‡	7,600	327
Host Hotels & Resorts ‡ (A)	57,962	826
Hudson City Bancorp	241,400	3,044
Huntington Bancshares (A)	1,105,000	6,807
IntercontinentalExchange *	6,400	743
Invesco	49,700	922
JPMorgan Chase	2,745,164	108,654
Keycorp (A)	684,000	5,486
Legg Mason (A)	7,100	211
Leucadia National *	13,000	285
Lincoln National	223,500	5,914
Loews (A)	126,600	4,116
M&T Bank (A)	151,165	11,978
Marsh & McLennan	34,800	759
Marshall & Ilsley	156,300	1,274
Medical Properties Trust ‡	15,800	151
MetLife	737,986	29,881

2	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
MFA Mortgage Investments ‡ (A)	496,600	$3,640
Montpelier Re Holdings	9,200	143
Moody’s (A)	577,154	11,832
Morgan Stanley	391,716	10,619
New York Community Bancorp (A)	1,057,626	16,975
NYSE Euronext (A)	414,855	11,894
PartnerRe	43,246	3,155
PHH * (A)	96,500	2,128
Platinum Underwriters Holdings	16,100	593
PNC Financial Services Group	520,612	32,668
Principal Financial Group (A)	34,200	930
Progressive	17,300	339
ProLogis ‡ (A)	23,700	270
Prosperity Bancshares	16,800	605
Prudential Financial	354,421	20,454
Public Storage ‡ (A)	3,300	306
Regions Financial (A)	737,500	5,627
RenaissanceRe Holdings (A)	66,900	3,616
Resource Capital ‡	80,700	453
Simon Property Group ‡ (A)	49,989	4,251
SLM *	607,400	6,748
State Street	64,400	2,458
SunTrust Banks (A)	83,400	2,248
T. Rowe Price Group (A)	40,128	1,987
Torchmark	8,500	438
Travelers (A)	564,972	27,949
Unitrin	6,500	173
Unum Group	65,400	1,511
US Bancorp (A)	1,000,644	23,975
Ventas ‡ (A)	32,300	1,516
Vornado Realty Trust ‡ (A)	49,541	3,848
Wells Fargo	3,470,846	99,579
White Mountains Insurance Group	1,939	634
Willis Group Holdings	93,200	2,854
XL Capital, Cl A (A)	434,600	7,653
Zions Bancorporation (A)	115,500	2,766

		949,448

Health Care — 10.6%
Abbott Laboratories	626,229	29,783
Aetna	147,200	4,292
Allergan	155,500	9,360
Allscripts-Misys Healthcare Solutions * (A)	21,800	410
AmerisourceBergen (A)	760,258	23,781
Amgen *	1,096,084	56,755
Baxter International	151,500	6,398
Becton Dickinson	169,637	12,095
Biogen Idec *	140,199	6,650
Boston Scientific * (A)	82,500	499
Bristol-Myers Squibb	904,547	20,995
Bruker *	39,900	508
C.R. Bard	14,200	1,150
Cardinal Health	653,706	22,546
CareFusion *	67,000	1,703
Celgene *	188,400	9,940
Cephalon * (A)	135,858	7,997
Cerner * (A)	18,500	1,549
CIGNA	147,500	4,937
Coventry Health Care * (A)	198,500	4,109
Covidien	94,100	3,989

Description	Shares	Market Value ($ Thousands)
DaVita *	29,800	$1,890
Dentsply International (A)	9,100	295
Eli Lilly (A)	436,676	14,319
Express Scripts *	43,300	4,356
Forest Laboratories *	49,600	1,284
Gilead Sciences *	200,600	7,205
Health Net *	19,600	483
Hill-Rom Holdings	73,307	2,044
Hospira *	74,200	3,863
Humana *	77,800	3,583
Idexx Laboratories * (A)	17,400	1,100
Impax Laboratories *	14,900	314
Intuitive Surgical * (A)	41,800	13,492
Invacare (A)	23,500	561
Johnson & Johnson	1,872,488	109,166
King Pharmaceuticals * (A)	271,100	2,350
Laboratory Corp of America Holdings * (A)	5,700	431
Life Technologies * (A)	146,700	7,344
Lincare Holdings (A)	212,530	9,951
McKesson (A)	585,903	41,013
Medco Health Solutions *	303,948	17,523
Medtronic	936,832	36,705
Merck	1,068,677	36,004
Millipore *	9,068	963
Mylan Laboratories * (A)	92,100	1,790
Par Pharmaceutical *	57,500	1,596
Patterson	55,300	1,643
PerkinElmer	101,900	2,312
Pfizer	5,095,311	77,602
Quest Diagnostics	5,900	311
Stryker (A)	23,300	1,236
Talecris Biotherapeutics Holdings *	190,000	3,150
Tenet Healthcare *	431,700	2,469
Thermo Fisher Scientific *	313,117	16,301
UnitedHealth Group	644,500	18,736
Varian Medical Systems *	24,300	1,217
Waters *	79,843	5,464
Watson Pharmaceuticals *	35,900	1,585
WellPoint *	1,005,893	51,602
Zimmer Holdings *	43,300	2,422

		735,121

Industrials — 8.7%
3M	464,992	36,878
Alaska Air Group *	5,400	252
Avery Dennison	63,700	2,177
Boeing (A)	139,118	8,929
Caterpillar (A)	140,728	8,551
Crane	7,500	244
CSX	112,700	5,889
Cummins	6,040	411
Deere	96,400	5,560
Delta Air Lines * (A)	734,507	9,975
Dover (A)	133,200	5,979
Eaton (A)	119,900	8,387
Emerson Electric (A)	205,030	9,522
FedEx (A)	138,222	11,540
Flowserve	46,700	4,441
Fluor (A)	209,626	9,836
Foster Wheeler *	200,400	4,811
General Dynamics	599,255	40,689

3	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
General Electric	5,419,488	$88,609
Goodrich	58,200	4,039
Honeywell International	191,953	8,210
Hubbell, Cl B	15,423	658
IDEX (A)	25,000	763
Illinois Tool Works	16,700	775
ITT	78,700	3,800
Joy Global	43,523	2,220
Kansas City Southern * (A)	19,300	737
Kennametal	18,000	508
L-3 Communications Holdings, Cl 3	40,800	3,371
Lennox International	6,300	282
Lockheed Martin	583,492	46,633
Masco	32,800	438
Norfolk Southern	62,700	3,540
Northrop Grumman	401,399	24,281
Oshkosh Truck *	111,700	3,969
Owens Corning * (A)	243,592	8,119
Paccar (A)	6,369	261
Pall	8,800	300
Parker Hannifin	114,600	7,043
Pitney Bowes	357,460	8,093
Precision Castparts	19,300	2,252
Raytheon	309,700	16,231
Republic Services, Cl A	890,305	25,926
Rockwell Automation (A)	209,810	11,210
Rockwell Collins	23,400	1,365
Roper Industries (A)	27,500	1,595
RR Donnelley & Sons	159,700	3,060
Ryder System	16,900	759
Snap-On	7,500	331
Southwest Airlines	264,200	3,287
SPX (A)	45,800	2,707
Textron (A)	106,200	2,195
Toro (A)	13,900	743
UAL * (A)	245,652	4,915
Union Pacific	167,945	11,996
United Parcel Service, Cl B	564,342	35,418
United Technologies	987,722	66,553
WABCO Holdings *	34,300	1,043
Waste Management	123,927	4,029
WESCO International * (A)	127,585	4,772
WW Grainger (A)	119,400	12,149

		603,256

Information Technology — 15.4%
Activision Blizzard (A)	840,773	9,038
Adobe Systems *	416,647	13,366
Advanced Micro Devices * (A)	425,621	3,648
Agilent Technologies * (A)	175,900	5,692
Akamai Technologies * (A)	329,292	13,080
Altera (A)	78,400	1,848
Amphenol, Cl A	16,900	717
Analog Devices (A)	128,400	3,745
Apple *	375,328	96,519
Applied Materials	3,200	41
Autodesk * (A)	33,100	969
Automatic Data Processing	12,053	493
Avnet *	28,700	824
BMC Software *	124,600	4,612
Broadcom, Cl A (A)	233,800	8,071
CA	395,626	8,011

Description	Shares	Market Value ($ Thousands)
Cisco Systems *	2,353,994	$54,518
Citrix Systems *	29,200	1,273
Cognizant Technology Solutions, Cl A *	90,500	4,529
Computer Sciences	242,130	12,104
Corning	423,500	7,382
Dell *	2,012,994	26,833
Dolby Laboratories, Cl A *	9,800	647
eBay *	353,200	7,562
Electronic Arts *	22,400	370
EMC *	904,500	16,842
Fidelity National Information Services	79,700	2,193
Fiserv *	5,300	252
FLIR Systems *	35,000	997
Google, Cl A *	177,710	86,221
Harris	78,429	3,679
Hewlett-Packard	1,549,342	71,285
IAC *	75,300	1,766
Ingram Micro, Cl A *	623,321	10,572
Intel	3,308,904	70,877
International Business Machines	938,255	117,526
Intersil, Cl A	37,300	496
Intuit *	195,400	6,984
Jabil Circuit	1,254,995	17,181
JDS Uniphase *	38,700	445
Juniper Networks * (A)	220,500	5,870
Kla-Tencor (A)	73,500	2,262
Lender Processing Services	197,690	6,710
Lexmark International, Cl A *	80,500	3,023
Linear Technology (A)	64,200	1,795
LSI *	48,800	260
Marvell Technology Group *	55,700	1,057
Mastercard, Cl A (A)	35,965	7,257
McAfee *	179,100	5,695
Microchip Technology (A)	102,000	2,841
Micron Technology * (A)	1,445,149	13,136
Microsoft	5,012,069	129,311
Molex (A)	18,600	394
Monster Worldwide * (A)	13,500	200
Motorola *	374,790	2,567
National Instruments	5,000	161
National Semiconductor (A)	120,200	1,689
NetApp *	130,600	4,921
Novell *	68,500	399
Novellus Systems * (A)	76,700	1,980
Nvidia * (A)	54,650	718
Oracle	1,719,529	38,810
Paychex	24,400	696
QLogic *	35,500	643
Qualcomm	332,300	11,817
Red Hat *	60,400	1,770
SAIC *	12,294	211
Salesforce.com * (A)	29,300	2,535
SanDisk *	24,700	1,152
Seagate Technology * (A)	1,274,416	19,575
Symantec *	515,840	7,310
Tech Data *	87,797	3,569
Tellabs	48,300	435
Teradata *	143,400	4,580
Teradyne * (A)	45,600	501
Texas Instruments (A)	1,789,272	43,694
Total System Services (A)	137,900	2,013

4	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Tyco Electronics	135,115	$3,894
Visa, Cl A	334,526	24,240
Vishay Intertechnology *	36,400	329
Western Digital *	256,700	8,936
Western Union	135,600	2,164
Xerox	531,625	4,949
Xilinx (A)	94,800	2,318
Yahoo! *	38,000	583

		1,072,178

Materials — 3.0%
Air Products & Chemicals (A)	131,200	9,061
Airgas	17,981	1,123
Alcoa (A)	453,500	5,279
Allegheny Technologies	7,900	432
Ashland (A)	28,400	1,522
Ball	171,700	8,456
Boise * (A)	185,100	1,136
Celanese, Cl A	478,924	13,731
CF Industries Holdings	13,300	912
Cliffs Natural Resources	14,700	821
Dow Chemical (A)	1,048,999	28,229
E.I. Du Pont de Nemours (A)	1,049,712	37,968
Eastman Chemical (A)	72,600	4,384
Freeport-McMoRan Copper & Gold, Cl B (A)	329,658	23,093
H.B. Fuller	10,800	230
Huntsman	1,052,257	10,502
International Flavors &
Fragrances	10,300	458
International Paper	43,800	1,018
MeadWestvaco (A)	180,100	4,304
Monsanto	60,120	3,058
Mosaic	57,500	2,655
Nalco Holding (A)	139,100	3,152
NewMarket	7,500	772
Newmont Mining	30,923	1,664
Nucor	79,300	3,414
Owens-Illinois *	309,100	9,375
Pactiv *	162,200	4,636
PPG Industries	132,554	8,493
Praxair (A)	43,100	3,345
Schnitzer Steel Industries, Cl A	30,200	1,511
Sealed Air	31,700	661
Sherwin-Williams	1,800	138
Solutia *	105,400	1,597
Southern Copper (A)	42,300	1,247
United States Steel	219,450	10,360

		208,737

Telecommunication Services — 2.8%
American Tower, Cl A *	8,300	336
AT&T	5,518,434	134,098
CenturyLink (A)	443,257	15,217
Frontier Communications (A)	36,400	289
NII Holdings *	147,654	5,385
Qwest Communications International (A)	312,198	1,636
Sprint Nextel * (A)	787,317	4,039
Verizon Communications	1,215,398	33,448
Windstream	67,413	719

		195,167

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Utilities — 2.7%
AES *	418,378	$4,297
AGL Resources	11,100	405
Allegheny Energy (A)	52,331	1,071
Ameren	46,400	1,144
American Electric Power	291,900	9,329
American Water Works	55,700	1,133
Centerpoint Energy	85,100	1,159
CMS Energy (A)	6,800	100
Consolidated Edison	10,100	430
Constellation Energy Group (A)	1,019,657	36,075
Dominion Resources	17,300	674
DPL	265,808	6,656
DTE Energy	75,100	3,418
Duke Energy	21,200	338
Edison International	206,400	6,679
Energen	83,983	3,718
Entergy (A)	71,600	5,375
Equities	66,500	2,606
Exelon	956,995	36,940
FirstEnergy (A)	96,037	3,381
FPL Group	34,600	1,728
Integrys Energy Group	65,000	2,939
Nicor	24,300	982
NiSource (A)	550,400	8,234
Northeast Utilities	15,000	389
NRG Energy * (A)	30,800	719
Oneok	65,000	2,891
Pepco Holdings	174,800	2,820
PG&E (A)	494,712	20,531
Pinnacle West Capital	25,000	878
PPL	125,500	3,239
Public Service Enterprise Group	315,206	9,655
Questar (A)	17,100	767
SCANA	6,100	221
Sempra Energy	17,300	796
Southern	9,200	301
TECO Energy (A)	133,900	2,082
Wisconsin Energy	6,200	304
Xcel Energy	43,800	897

		185,301

Total Common Stock
(Cost $5,357,245) ($ Thousands)		5,859,501

AFFILIATED PARTNERSHIPS — 21.7%
SEI Liquidity Fund, L.P. 0.240%**† (B)	775,044,706	766,164
SEI LIBOR Plus Portfolio†	111,582,526	746,487

Total Affiliated Partnerships
(Cost $1,707,198) ($ Thousands)		1,512,651

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	342,669,118	342,669

Total Cash Equivalent
(Cost $342,669) ($ Thousands)		342,669

U.S. TREASURY OBLIGATIONS (C) (D) — 1.6%
U.S. Treasury Bills 0.118%, 06/03/10	$98,566	98,565

5	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.180%, 06/10/10	$4,277	$4,277
0.139%, 06/17/10	2,150	2,150
0.330%, 02/10/11	3,645	3,639

Total U.S. Treasury Obligations (Cost $108,628) ($ Thousands)		108,631

Total Investments — 112.4% (Cost $7,515,740)($ Thousands)		$7,823,452

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	3,978	Jun-2010	$(32,209)
S&P 500 E-Mini	647	Jun-2010	(1,882)

			$(34,091)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $6,960,762 ($ Thousands)

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $743,579 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on May 31, 2010 was $766,164 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

6	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Consumer Discretionary — 11.1%
Aaron’s (A)	2,700	$54
Abercrombie & Fitch, Cl A	4,302	154
Advance Auto Parts (A)	4,408	228
Aeropostale *	4,800	133
Amazon.com *	15,089	1,893
American Eagle Outfitters	8,871	116
Apollo Group, Cl A *	5,464	290
Autoliv	3,918	186
AutoNation * (A)	2,832	57
AutoZone * (A)	1,407	269
Barnes & Noble (A)	1,238	25
Bed Bath & Beyond *	12,415	557
Best Buy	16,047	678
Big Lots *	3,300	117
BorgWarner *	5,382	200
Boyd Gaming * (A)	1,651	22
Brinker International	4,483	80
Burger King Holdings	5,000	95
Cablevision Systems, Cl A	11,442	284
Career Education * (A)	3,259	91
Carmax * (A)	10,360	225
Carnival	20,800	754
CBS, Cl B (A)	29,269	426
Central European Media Enterprises, Cl A * (A)	1,800	45
Chico’s FAS	8,600	105
Chipotle Mexican Grill, Cl A * (A)	1,500	213
Choice Hotels International	1,484	49
Clear Channel Outdoor Holdings, Cl A *	700	6
Coach (A)	15,067	619
Comcast, Cl A	132,125	2,390
CTC Media	1,100	16
Darden Restaurants	6,322	271
DeVry (A)	2,900	167
Dick’s Sporting Goods *	4,258	121
DIRECTV, Cl A *	42,229	1,591
Discovery Communications, Cl C *	13,521	429
DISH Network, Cl A	9,862	206
Dollar General *	2,000	60
Dollar Tree *	4,153	260
DR Horton (A)	12,868	157
DreamWorks Animation SKG, Cl A *	3,434	102
Education Management *	1,500	32
Expedia	8,134	175
Family Dollar Stores (A)	6,462	263
Federal Mogul, Cl A *	1,500	26
Foot Locker	6,869	103
Ford Motor * (A)	151,884	1,782
Fortune Brands	7,320	347
GameStop, Cl A * (A)	7,700	176
Gannett (A)	11,259	175
Gap	22,859	498
Garmin (A)	5,300	178
Gentex	6,132	121
Genuine Parts	7,771	315
Goodyear Tire & Rubber *	11,052	131
Guess? (A)	2,900	110

Description	Shares	Market Value ($ Thousands)
H&R Block	16,425	$264
Hanesbrands *	4,143	113
Harley-Davidson (A)	10,803	326
Harman International Industries *	3,568	115
Hasbro	5,867	235
Hillenbrand	2,824	69
Home Depot	78,015	2,642
Hyatt Hotels, Cl A * (A)	2,300	93
Interactive Data	1,900	62
International Game Technology	13,643	267
International Speedway, Cl A (A)	1,512	42
Interpublic Group * (A)	22,775	190
ITT Educational Services * (A)	1,621	164
J.C. Penney (A )	10,851	298
Jarden	4,300	125
John Wiley & Sons, Cl A	1,842	73
Johnson Controls	30,445	869
KB Home	3,380	49
Kohl’s *	13,719	696
Lamar Advertising, Cl A *	2,540	75
Las Vegas Sands * (A)	13,793	324
Leggett & Platt	6,119	142
Lennar, Cl A (A)	7,230	125
Liberty Global, Cl A * (A)	12,971	335
Liberty Media—Capital, Ser A *	3,492	147
Liberty Media—Interactive, Cl A *	26,247	340
Liberty Media—Starz *	2,436	127
Limited Brands (A)	11,557	287
LKQ *	7,100	131
Lowe’s	67,510	1,671
Macy’s	18,630	414
Madison Square Garden, Cl A *	2,860	60
Marriott International, Cl A (A)	14,287	478
Mattel	17,342	376
McDonald’s	50,880	3,402
McGraw-Hill	15,039	418
MDC Holdings	1,516	48
Meredith (A)	1,358	46
MGM Mirage * (A)	8,439	105
Mohawk Industries * (A)	2,866	161
Morningstar * (A)	900	44
NetFlix * (A)	1,800	200
New York Times, Cl A * (A)	4,824	45
Newell Rubbermaid (A)	13,065	218
News, Cl A	104,085	1,374
NIKE, Cl B (A)	16,448	1,191
Nordstrom	8,112	322
NVR * (A)	224	154
Office Depot *	14,189	82
Omnicom Group (A)	13,944	529
O’Reilly Automotive * (A)	6,240	318
Panera Bread, Cl A * (A)	1,162	94
Penn National Gaming *	2,989	77
Penske Auto Group *	1,200	16
PetSmart	4,873	155
Phillips-Van Heusen	2,300	126
Polo Ralph Lauren, Cl A (A)	2,680	233
priceline.com * (A)	2,100	402
Pulte Homes * (A)	15,545	173
RadioShack	5,571	114
Regal Entertainment Group, Cl A	4,188	64
Ross Stores	5,771	302
Royal Caribbean Cruises * (A)	5,900	171

1	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Scientific Games, Cl A * (A)	2,366	$24
Scripps Networks Interactive, Cl A	4,072	184
Sears Holdings * (A)	2,328	205
Service International	11,194	96
Signet Jewelers *	3,800	118
Stanley Black & Decker	7,493	418
Staples	33,964	731
Starbucks	33,406	865
Starwood Hotels & Resorts Worldwide	8,684	402
Strayer Education (A)	700	168
Target	34,485	1,881
Thor Industries	1,900	55
Tiffany	6,025	274
Time Warner	54,879	1,701
Time Warner Cable, Cl A	15,984	875
TJX	18,754	853
Toll Brothers * (A)	6,051	128
TRW Automotive Holdings *	2,793	84
Urban Outfitters * (A)	5,920	215
VF (A)	4,317	334
Viacom, Cl B	24,569	826
Virgin Media (A)	13,620	220
Walt Disney	87,172	2,913
Warner Music Group *	662	4
Washington Post, Cl B	257	120
Weight Watchers International (A)	1,662	45
Wendy’s, Cl A	19,400	87
Whirlpool (A)	3,287	343
Williams-Sonoma (A)	4,662	139
WMS Industries * (A)	2,600	120
Wyndham Worldwide	8,668	205
Wynn Resorts	3,096	260
Yum! Brands	20,948	858

		56,232

Consumer Staples — 10.5%
Alberto-Culver, Cl B	3,687	102
Altria Group (A)	94,868	1,925
Archer-Daniels-Midland	29,079	735
Avon Products	20,306	538
BJ’s Wholesale Club *	2,672	107
Brown-Forman, Cl B	4,418	245
Bunge (A)	6,500	317
Campbell Soup (A)	9,578	343
Central European Distribution *	3,100	79
Church & Dwight	3,132	206
Clorox	6,603	415
Coca-Cola	106,820	5,491
Coca-Cola Enterprises	14,215	371
Colgate-Palmolive	22,875	1,786
ConAgra Foods	21,186	512
Constellation Brands, Cl A *	9,131	152
Corn Products International	3,900	130
Costco Wholesale (A)	19,781	1,152
CVS Caremark	62,552	2,166
Dean Foods *	8,087	86
Del Monte Foods	8,458	123
Dr. Pepper Snapple Group	11,300	428
Energizer Holdings *	3,341	188
Estee Lauder, Cl A	5,454	318
Flowers Foods (A)	4,100	101

Description	Shares	Market Value ($ Thousands)
General Mills	14,996	$1,068
Green Mountain Coffee Roasters * (A)	5,100	121
Hansen Natural *	2,700	105
Herbalife	3,000	135
Hershey	7,498	351
HJ Heinz (A)	14,837	656
Hormel Foods	3,339	133
JM Smucker	5,711	315
Kellogg	12,103	647
Kimberly-Clark	18,918	1,148
Kraft Foods, Cl A	79,415	2,271
Kroger	31,073	626
Lorillard	7,250	518
McCormick	5,593	216
Mead Johnson Nutrition, Cl A	9,586	473
Molson Coors Brewing, Cl B	6,262	257
NBTY *	2,600	89
PepsiCo	74,552	4,689
Philip Morris International	85,368	3,766
Procter & Gamble	134,674	8,227
Ralcorp Holdings *	2,600	156
Reynolds American (A)	8,010	418
Rite Aid * (A)	19,101	22
Safeway	17,220	381
Sara Lee (A)	33,251	471
Smithfield Foods * (A)	5,975	103
Supervalu	10,789	145
Sysco (A)	26,748	797
Tyson Foods, Cl A	13,965	246
Walgreen	45,425	1,456
Wal-Mart Stores	102,079	5,161
Whole Foods Market * (A)	5,752	233

		53,416

Energy — 10.5%
Alpha Natural Resources *	5,868	225
Anadarko Petroleum	22,840	1,195
Apache (A)	15,359	1,375
Arch Coal	7,712	166
Atwood Oceanics *	2,800	76
Baker Hughes (A)	19,940	761
Cabot Oil & Gas	5,100	177
Cameron International *	11,444	414
Chesapeake Energy (A)	28,166	629
Chevron	92,602	6,841
Cimarex Energy	4,000	294
CNX Gas *	800	31
Cobalt International Energy *	4,300	30
Comstock Resources *	2,400	72
Concho Resources *	3,700	193
ConocoPhillips	68,276	3,541
Consol Energy	8,744	319
Continental Resources * (A)	1,600	75
Denbury Resources *	18,124	298
Devon Energy	20,313	1,297
Diamond Offshore Drilling (A)	3,309	209
Dresser-Rand Group *	3,934	125
El Paso	33,503	380
EOG Resources (A)	11,445	1,200
EXCO Resources	6,800	117
Exterran Holdings * (A)	2,900	74
Exxon Mobil (A)	225,712	13,647

2	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
FMC Technologies * (A)	5,660	$329
Forest Oil *	4,914	131
Frontier Oil	4,600	64
Frontline	2,200	72
Halliburton	40,897	1,015
Helix Energy Solutions Group *	5,300	58
Helmerich & Payne (A)	5,150	194
Hess	13,112	698
Holly	2,000	52
Marathon Oil	32,176	1,000
Mariner Energy * (A)	5,200	111
Massey Energy	4,861	161
Murphy Oil	9,054	483
Nabors Industries * (A)	13,100	249
National Oilwell Varco	18,880	720
Newfield Exploration *	6,099	318
Noble Energy	8,262	492
Occidental Petroleum	37,354	3,082
Oceaneering International *	2,600	120
Oil States International *	2,600	102
Overseas Shipholding Group (A)	1,327	51
Patterson-UTI Energy (A)	8,032	113
Peabody Energy	12,674	494
PetroHawk Energy *	13,800	265
Pioneer Natural Resources	5,544	353
Plains Exploration & Production *	6,491	143
Pride International *	8,029	199
Quicksilver Resources *	5,102	62
Range Resources	7,439	334
Rowan * (A)	5,386	133
SandRidge Energy * (A)	6,400	41
Schlumberger (A)	55,100	3,094
SEACOR Holdings *	900	66
Seahawk Drilling *	535	6
Smith International	11,631	437
Southern Union	5,368	117
Southwestern Energy *	16,376	616
Spectra Energy (A)	30,509	610
St. Mary Land & Exploration	2,700	117
Sunoco	5,556	166
Superior Energy Services *	3,500	76
Teekay	2,100	53
Tesoro (A)	6,846	80
Tidewater	2,170	91
Unit *	2,127	87
Valero Energy	25,136	470
Whiting Petroleum * (A)	2,400	201
Williams	27,446	542
XTO Energy	26,388	1,128

		53,357

Financials — 15.5%
Affiliated Managers Group * (A)	2,133	153
Aflac	21,256	942
Alexandria Real Estate Equities ‡ (A)	2,000	131
Alleghany *	242	71
Allied World Assurance Holdings	2,600	117
Allstate	24,225	742
AMB Property ‡	6,644	172
American Express	46,534	1,855
American Financial Group	4,214	118

Description	Shares	Market Value ($ Thousands)
American International Group * (A)	6,023	$213
American National Insurance	722	75
AmeriCredit * (A)	4,672	101
Ameriprise Financial	12,200	485
Annaly Capital Management ‡	25,811	438
AON	13,150	519
Apartment Investment & Management, Cl A ‡ (A)	6,199	128
Arch Capital Group *	1,900	140
Arthur J Gallagher	4,804	119
Aspen Insurance Holdings	3,700	93
Associated Banc (A)	8,984	121
Assurant	5,193	180
AvalonBay Communities ‡ (A)	3,541	347
Axis Capital Holdings	6,400	195
Bancorpsouth (A)	3,600	70
Bank of America	459,518	7,233
Bank of Hawaii	1,982	95
Bank of New York Mellon	54,709	1,488
BB&T (A)	31,206	944
BlackRock, Cl A	1,485	249
BOK Financial (A)	775	39
Boston Properties ‡ (A)	6,184	474
Brandywine Realty Trust ‡	6,600	77
BRE Properties ‡ (A)	2,920	119
Brown & Brown (A)	6,124	120
Camden Property Trust ‡	3,247	148
Capital One Financial	20,525	848
CapitalSource	11,382	52
Capitol Federal Financial (A)	1,027	33
CB Richard Ellis Group, Cl A *	13,317	211
Charles Schwab (A)	45,085	737
Chimera Investment ‡ (A)	32,100	126
Chubb (A)	15,518	780
Cincinnati Financial (A)	6,786	185
Citigroup *	871,245	3,450
City National (A)	1,638	94
CME Group, Cl A	2,974	942
CNA Financial *	1,700	44
Comerica	8,653	330
Commerce Bancshares	3,218	120
Corporate Office Properties Trust ‡	2,800	106
Cullen/Frost Bankers	2,368	130
Digital Realty Trust ‡ (A)	3,600	205
Discover Financial Services	26,189	352
Douglas Emmett ‡ (A)	5,400	84
Duke Realty ‡	10,909	130
Eaton Vance (A)	5,310	159
Endurance Specialty Holdings (A)	2,200	82
Equity Residential ‡	13,087	591
Erie Indemnity, Cl A	1,119	51
Essex Property Trust ‡ (A)	1,469	155
Everest Re Group	3,000	218
Federal Realty Investment Trust ‡ (A)	2,796	206
Federated Investors, Cl B (A)	3,658	81
Fidelity National Financial, Cl A	10,604	153
Fifth Third Bancorp	37,982	493
First American	4,584	156
First Citizens BancShares, Cl A	300	60
First Horizon National *	11,177	139

3	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
First Niagara Financial Group	9,400	$124
Forest City Enterprises, Cl A * (A)	5,142	68
Franklin Resources	6,803	667
Fulton Financial	8,095	80
Genworth Financial, Cl A *	23,292	363
GLG Partners * (A)	10,000	43
Goldman Sachs Group	23,175	3,343
Greenhill (A)	800	55
Hanover Insurance Group	2,193	95
Hartford Financial Services Group	20,610	517
HCC Insurance Holdings	5,641	141
HCP ‡ (A)	13,074	417
Health Care REIT ‡ (A)	5,783	249
Hospitality Properties Trust ‡	5,966	134
Host Hotels & Resorts ‡ (A)	29,040	414
HRPT Properties Trust ‡	11,302	76
Hudson City Bancorp	21,328	269
Huntington Bancshares	34,934	215
Interactive Brokers Group, Cl A * (A)	2,200	37
IntercontinentalExchange *	3,500	406
Invesco	19,800	368
Investment Technology Group *	1,500	25
Janus Capital Group	9,365	100
Jefferies Group (A)	5,414	126
Jones Lang LaSalle	2,100	157
JPMorgan Chase	183,534	7,264
Keycorp (A)	40,695	326
Kimco Realty ‡	20,044	287
Lazard, Cl A	3,800	120
Legg Mason	7,681	228
Leucadia National *	8,420	185
Liberty Property Trust ‡	5,006	154
Lincoln National	13,388	354
Loews	15,536	505
M&T Bank (A)	3,583	284
Macerich ‡ (A)	4,911	203
Mack-Cali Realty ‡	3,798	125
Markel * (A)	450	155
Marsh & McLennan	24,665	538
Marshall & Ilsley	25,860	211
MBIA * (A)	4,859	36
Mercury General	1,196	52
MetLife	26,309	1,065
Moody’s (A)	8,627	177
Morgan Stanley	62,278	1,688
MSCI, Cl A *	4,700	139
NASDAQ OMX Group *	6,700	125
Nationwide Health Properties ‡	5,700	202
New York Community Bancorp (A)	19,972	321
Northern Trust (A)	11,405	580
NYSE Euronext	12,700	364
Old Republic International (A)	11,490	159
OneBeacon Insurance Group, Cl A	1,100	16
PartnerRe	3,400	248
People’s United Financial	16,934	237
Plum Creek Timber ‡ (A)	7,921	277
PNC Financial Services Group	23,622	1,482
Popular	29,530	89
Principal Financial Group	14,818	403
Progressive	32,280	632

Description	Shares	Market Value ($ Thousands)
ProLogis ‡ (A)	22,388	$255
Protective Life	3,509	76
Prudential Financial	21,063	1,216
Public Storage ‡	6,368	590
Raymond James Financial (A)	4,221	119
Rayonier ‡ (A)	3,503	157
Realty Income ‡ (A)	4,600	143
Regency Centers ‡ (A)	3,308	122
Regions Financial	55,687	425
Reinsurance Group of America, Cl A	3,199	150
RenaissanceRe Holdings	2,900	157
SEI (C)	5,642	119
Senior Housing Properties Trust ‡	5,400	113
Simon Property Group ‡	10,981	934
SL Green Realty ‡ (A)	3,668	228
SLM *	23,114	257
St. Joe * (A)	4,761	131
StanCorp Financial Group	2,042	87
State Street	22,394	855
Student Loan	102	3
SunTrust Banks	23,646	637
Symetra Financial	2,500	33
Synovus Financial (A)	19,972	59
T. Rowe Price Group (A)	11,480	569
Taubman Centers ‡ (A)	2,200	89
TCF Financial (A)	6,301	102
TD Ameritrade Holding * (A)	13,045	231
TFS Financial	3,700	49
Torchmark	3,750	193
Transatlantic Holdings	1,355	64
Travelers	23,444	1,160
UDR ‡ (A)	7,393	150
Unitrin	2,460	66
Unum Group	16,105	372
US Bancorp	87,143	2,088
Validus Holdings	4,600	113
Valley National Bancorp (A)	8,011	116
Ventas ‡ (A)	7,644	359
Vornado Realty Trust ‡	7,336	570
Waddell & Reed Financial, Cl A	4,100	110
Washington Federal	6,163	106
Weingarten Realty Investors ‡ (A)	4,467	93
Wells Fargo	239,166	6,862
Wesco Financial	41	14
White Mountains Insurance Group	347	113
Whitney Holding (A)	5,557	66
Wilmington Trust	4,892	74
WR Berkley	6,714	183
XL Capital, Cl A	16,800	296
Zions Bancorporation (A)	7,602	182

		78,990

Health Care — 11.7%
Abbott Laboratories	71,176	3,385
Abraxis Bioscience *	340	15
Aetna	21,234	619
Alexion Pharmaceuticals *	4,400	220
Allergan	13,796	830
Allscripts-Misys Healthcare Solutions * (A)	2,400	45
AmerisourceBergen	13,124	411

4	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Amgen *	44,067	$2,282
Amylin Pharmaceuticals *	7,200	119
Baxter International	27,575	1,164
Beckman Coulter	3,212	184
Becton Dickinson	11,344	809
Biogen Idec *	12,600	598
BioMarin Pharmaceutical * (A)	5,200	101
Bio-Rad Laboratories, Cl A *	1,000	94
Boston Scientific * (A)	70,939	429
Bristol-Myers Squibb	78,461	1,821
Brookdale Senior Living * (A)	2,500	44
C.R. Bard	4,785	387
Cardinal Health	17,229	594
CareFusion *	8,864	225
Celgene *	20,992	1,108
Cephalon * (A)	3,348	197
Cerner * (A)	3,074	258
Charles River Laboratories International * (A)	2,843	95
CIGNA	12,055	404
Community Health Systems *	4,062	158
Cooper (A)	2,304	85
Covance *	3,036	160
Coventry Health Care *	7,462	154
DaVita *	4,708	299
Dendreon * (A)	6,600	286
Dentsply International	6,898	224
Edwards Lifesciences *	5,214	263
Eli Lilly (A)	46,361	1,520
Emdeon, Cl A *	1,900	26
Endo Pharmaceuticals Holdings *	6,197	130
Express Scripts *	12,522	1,260
Forest Laboratories *	14,373	372
Gen-Probe *	2,227	98
Genzyme *	12,853	625
Gilead Sciences *	41,450	1,489
Health Management Associates, Cl A * (A)	12,422	116
Health Net *	4,702	116
Henry Schein *	4,184	236
Hill-Rom Holdings	2,724	76
Hologic *	12,000	179
Hospira * (A)	7,681	400
Humana *	8,175	376
Idexx Laboratories * (A)	2,952	187
Illumina * (A)	5,700	240
Intuitive Surgical * (A)	1,800	581
Inverness Medical Innovations * (A)	3,600	125
Johnson & Johnson	127,309	7,422
Kinetic Concepts *	3,113	129
King Pharmaceuticals * (A)	12,426	108
Laboratory Corp of America Holdings *	5,211	394
Life Technologies *	8,370	419
LifePoint Hospitals *	2,376	84
Lincare Holdings (A)	3,027	142
McKesson (A)	12,366	866
Medco Health Solutions *	20,820	1,200
Mednax *	2,000	113
Medtronic	51,385	2,013
Merck	140,743	4,742
Mettler Toledo International *	1,536	176

Description	Shares	Market Value ($ Thousands)
Millipore *	2,586	$275
Mylan Laboratories * (A)	14,119	275
Myriad Genetics *	4,500	82
Omnicare	5,431	136
OSI Pharmaceuticals *	2,600	149
Patterson (A)	4,783	142
PerkinElmer	6,034	137
Perrigo (A)	3,800	226
Pfizer	372,180	5,668
Pharmaceutical Product Development	5,384	145
Quest Diagnostics	7,444	393
ResMed *	3,555	224
St. Jude Medical *	15,146	566
Stryker (A)	15,304	812
Talecris Biotherapeutics Holdings *	2,700	45
Techne	1,541	93
Teleflex	2,040	114
Tenet Healthcare *	23,094	132
Thermo Fisher Scientific *	19,025	990
United Therapeutics *	2,200	113
UnitedHealth Group	54,529	1,585
Universal Health Services, Cl B	4,376	185
Valeant Pharmaceuticals International * (A)	3,400	158
Varian Medical Systems *	6,130	307
VCA Antech *	3,539	92
Vertex Pharmaceuticals * (A)	9,100	315
Waters *	4,472	306
Watson Pharmaceuticals *	4,918	217
WellPoint *	20,331	1,043
Zimmer Holdings *	9,425	527

		59,479

Industrials — 10.7%
3M	31,946	2,534
A123 Systems * (A)	1,800	16
Aecom Technology *	4,800	122
AGCO *	4,700	135
Alexander & Baldwin (A)	1,782	57
Alliant Techsystems * (A)	1,636	113
Ametek	5,047	205
AMR * (A)	17,086	131
Armstrong World Industries *	700	26
Avery Dennison	5,310	182
BE Aerospace *	4,800	130
Boeing (A)	33,391	2,143
Brink’s	1,800	41
Bucyrus International, Cl A	4,000	214
C.H. Robinson Worldwide (A)	8,086	470
Carlisle	2,666	104
Caterpillar (A)	27,588	1,676
Cintas (A)	6,157	160
Continental Airlines, Cl B * (A)	6,800	143
Con-way (A)	2,223	75
Copa Holdings, Cl A (A)	1,600	82
Copart *	3,213	115
Corrections of America *	5,600	112
Covanta Holding *	6,200	96
Crane	2,400	78
CSX	17,832	932
Cummins	9,612	653

5	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Danaher	11,751	$933
Deere	19,318	1,114
Delta Air Lines * (A)	34,500	469
Donaldson	3,772	163
Dover	8,957	402
Dun & Bradstreet	2,456	179
Eaton	7,826	547
Emerson Electric	34,420	1,598
Equifax	6,156	186
Expeditors International Washington	10,148	388
Fastenal (A)	6,462	326
FedEx	14,244	1,189
First Solar * (A)	2,500	281
Flowserve	2,600	247
Fluor (A)	8,508	399
FTI Consulting * (A)	2,400	103
Gardner Denver	2,300	105
GATX (A)	2,100	61
General Cable *	2,500	78
General Dynamics	15,772	1,071
General Electric	489,423	8,002
Goodrich	5,992	416
Graco	2,624	83
Harsco	3,470	94
Hertz Global Holdings * (A)	9,400	107
Honeywell International	34,090	1,458
Hubbell, Cl B	2,892	123
IDEX	3,593	110
IHS, Cl A *	2,200	114
Illinois Tool Works	20,380	946
Iron Mountain	8,963	220
ITT	8,602	415
Jacobs Engineering Group * (A)	6,102	255
JB Hunt Transport Services (A)	3,972	137
Joy Global	4,633	236
Kansas City Southern *	4,500	172
KAR Auction Services *	2,100	29
KBR (A)	7,284	160
Kennametal	4,200	119
Kirby *	2,300	91
L-3 Communications Holdings, Cl 3	5,577	461
Landstar System	2,165	91
Lennox International	2,300	103
Lincoln Electric Holdings	2,200	123
Lockheed Martin	13,729	1,097
Manitowoc	5,700	68
Manpower	3,684	168
Masco	17,809	238
McDermott International *	11,300	251
MSC Industrial Direct, Cl A (A)	2,120	109
Navistar International * (A)	3,000	163
Norfolk Southern	16,733	945
Northrop Grumman	13,778	833
Oshkosh Truck *	4,259	151
Owens Corning *	4,200	140
Paccar (A)	17,270	708
Pall	5,545	189
Parker Hannifin	7,604	467
Pentair	4,961	171
Pitney Bowes	10,285	233
Precision Castparts	6,346	741

Description	Shares	Market Value ($ Thousands)
Quanta Services *	9,200	$191
Raytheon	17,868	936
Republic Services, Cl A	15,342	447
Robert Half International (A)	6,876	174
Rockwell Automation	6,504	348
Rockwell Collins	7,562	441
Roper Industries	4,200	244
RR Donnelley & Sons	9,677	185
Ryder System	2,106	94
Shaw Group *	4,300	146
Snap-On	2,991	132
Southwest Airlines	35,620	443
Spirit Aerosystems Holdings, Cl A *	4,700	92
SPX	2,211	131
Stericycle *	3,826	224
SunPower, Cl A * (A)	4,400	58
Terex *	5,648	123
Textron (A)	13,222	273
Thomas & Betts *	2,867	110
Timken	4,260	123
Toro (A)	1,560	84
TransDigm Group	2,000	105
Trinity Industries (A)	3,500	77
Tyco International	100	3
Union Pacific	23,116	1,651
United Parcel Service, Cl B	31,741	1,992
United Technologies	38,466	2,592
URS *	4,100	183
USG * (A)	2,298	40
UTi Worldwide	5,100	74
Valmont Industries	1,000	79
Verisk Analytics, Cl A *	4,500	136
WABCO Holdings *	3,424	104
Wabtec (A)	2,400	104
Waste Connections *	3,900	137
Waste Management	22,194	722
WESCO International *	2,000	75
WW Grainger	2,681	273

		54,667

Information Technology — 18.5%
Activision Blizzard	26,756	288
Adobe Systems *	23,702	760
Advanced Micro Devices * (A)	26,734	229
Agilent Technologies *	16,264	526
Akamai Technologies * (A)	8,118	323
Alliance Data Systems * (A)	2,612	185
Altera (A)	14,273	336
Amdocs * (A)	8,900	254
Amphenol, Cl A	7,892	335
Analog Devices (A)	13,912	406
Ansys *	4,100	179
AOL * (A)	5,034	104
Apple *	41,223	10,601
Applied Materials	60,155	777
Arrow Electronics *	6,089	166
Atmel *	18,900	97
Autodesk *	9,937	291
Automatic Data Processing	22,792	932
Avnet *	7,410	213
AVX	1,424	20
BMC Software *	8,989	333

6	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Broadcom, Cl A (A)	22,268	$769
Broadridge Financial Solutions	7,073	135
Brocade Communications Systems *	22,200	121
CA	18,738	379
Cadence Design Systems *	13,063	87
Ciena * (A)	4,114	64
Cisco Systems * (A)	266,427	6,170
Citrix Systems * (A)	8,687	379
Cognizant Technology Solutions, Cl A *	13,788	690
CommScope *	3,700	104
Computer Sciences	7,264	363
Compuware *	11,951	98
Convergys *	5,569	61
Corning	70,958	1,237
Cree *	5,022	333
Cypress Semiconductor *	7,200	82
Dell *	78,043	1,040
Diebold	2,729	79
Dolby Laboratories, Cl A * (A)	2,643	174
DST Systems	1,695	65
eBay *	51,011	1,092
EchoStar, Cl A *	2,132	45
Electronic Arts *	15,865	262
EMC *	92,264	1,718
Equinix * (A)	1,700	156
F5 Networks *	3,738	263
Factset Research Systems (A)	1,800	122
Fairchild Semiconductor International, Cl A * (A)	6,600	66
Fidelity National Information Services	15,690	432
Fiserv *	7,469	355
FLIR Systems *	6,800	194
Genpact *	3,100	52
Global Payments (A)	3,734	158
Google, Cl A *	11,044	5,358
Harris	6,189	290
Hewitt Associates, Cl A *	3,863	144
Hewlett-Packard	110,401	5,080
IAC *	3,532	83
Ingram Micro, Cl A *	7,023	119
Integrated Device Technology *	5,600	33
Intel	257,858	5,523
International Business Machines	61,098	7,653
International Rectifier *	3,355	70
Intersil, Cl A (A)	5,361	71
Intuit *	15,386	550
Itron *	1,900	127
Jabil Circuit	9,174	125
JDS Uniphase *	10,640	122
Juniper Networks * (A)	24,925	664
Kla-Tencor	7,809	240
Lam Research *	5,891	223
Lender Processing Services	4,714	160
Lexmark International, Cl A *	3,986	150
Linear Technology (A)	10,857	304
LSI *	31,948	170
Marvell Technology Group *	24,500	465
Mastercard, Cl A (A)	4,000	807
Maxim Integrated Products (A)	15,100	268
McAfee *	7,573	241

Description	Shares	Market Value ($ Thousands)
MEMC Electronic Materials * (A)	10,338	$117
Microchip Technology (A)	8,422	235
Micron Technology * (A)	41,116	374
Micros Systems *	3,600	123
Microsoft	356,300	9,193
Molex (A)	6,370	135
Monster Worldwide *	5,218	77
Motorola * (A)	108,934	746
National Instruments	2,536	82
National Semiconductor	11,556	162
NCR *	6,689	89
NetApp *	15,555	586
NeuStar, Cl A *	3,900	83
Novell *	15,326	89
Novellus Systems * (A)	4,377	113
Nuance Communications *	11,600	198
Nvidia * (A)	26,056	342
ON Semiconductor * (A)	19,200	140
Oracle	176,267	3,978
Paychex (A)	15,307	437
PMC—Sierra *	12,100	98
QLogic * (A)	5,980	108
Qualcomm	76,150	2,708
Rambus * (A)	4,500	106
Red Hat *	8,527	250
Rovi * (A)	4,800	179
SAIC *	18,100	311
Salesforce.com * (A)	4,838	419
SanDisk *	10,543	491
Seagate Technology * (A)	21,600	332
Silicon Laboratories * (A)	2,200	100
Sohu.com *	1,400	62
Sybase *	3,900	251
Symantec *	39,048	553
Synopsys *	6,882	147
Tech Data *	2,250	91
Tellabs	17,289	156
Teradata *	7,989	255
Teradyne * (A)	8,863	97
Texas Instruments	58,308	1,424
Total System Services (A)	8,391	122
Trimble Navigation * (A)	6,114	176
Varian Semiconductor Equipment Associates *	3,200	100
VeriSign * (A)	8,985	251
Visa, Cl A	20,600	1,493
Vishay Intertechnology *	9,550	86
VMware, Cl A * (A)	2,500	166
WebMD Health, Cl A *	2,422	110
Western Digital *	10,630	370
Western Union	33,128	529
Xerox	58,996	550
Xilinx (A)	13,357	327
Yahoo! *	53,881	827
Zebra Technologies, Cl A *	3,025	83

		94,367

Materials — 3.9%
Air Products & Chemicals	9,494	656
Airgas	4,015	251
AK Steel Holding	5,300	79
Albemarle	4,444	191
Alcoa	46,402	540

7	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Allegheny Technologies (A)	4,697	$257
Aptargroup	3,500	139
Ashland	3,476	186
Ball	4,575	225
Bemis	4,774	137
Cabot	3,373	95
Carpenter Technology	2,300	90
Celanese, Cl A	7,783	223
CF Industries Holdings (A)	2,866	197
Cliffs Natural Resources	5,800	324
Commercial Metals	4,900	76
Compass Minerals International	1,600	122
Crown Holdings *	7,451	175
Cytec Industries	2,381	102
Dow Chemical	50,870	1,369
E.I. Du Pont de Nemours	41,392	1,497
Eagle Materials (A)	2,000	61
Eastman Chemical (A)	3,642	220
Ecolab	10,591	500
FMC	3,460	210
Freeport-McMoRan Copper & Gold, Cl B (A)	19,712	1,381
Greif, Cl A	1,500	82
Huntsman	8,329	83
International Flavors & Fragrances	3,991	178
International Paper	20,655	480
Intrepid Potash * (A)	1,500	37
Lubrizol	3,234	286
Martin Marietta Materials (A)	1,963	183
MeadWestvaco	8,258	197
Monsanto	24,950	1,269
Mosaic	7,578	350
Nalco Holding	7,017	159
Newmont Mining	21,833	1,175
Nucor	14,790	637
Owens-Illinois *	7,791	236
Packaging of America	4,599	102
Pactiv *	6,183	177
PPG Industries	7,823	501
Praxair (A)	14,025	1,088
Reliance Steel & Aluminum	2,900	133
Royal Gold (A)	2,200	110
RPM International	6,269	124
Schnitzer Steel Industries, Cl A	1,000	50
Scotts Miracle-Gro, Cl A	2,406	107
Sealed Air	7,768	162
Sherwin-Williams (A)	4,237	325
Sigma-Aldrich (A)	5,948	317
Sonoco Products	5,046	156
Southern Copper (A)	8,748	258
Steel Dynamics	10,100	148
Temple-Inland	5,375	114
Titanium Metals *	3,358	59
United States Steel (A)	6,583	311
Valspar	4,764	149
Vulcan Materials (A)	5,757	291
Walter Industries	2,400	190
Weyerhaeuser	10,078	429

		19,956

Description	Shares	Market Value ($ Thousands)
Telecommunication Services — 2.8%
American Tower, Cl A *	18,022	$730
AT&T	272,533	6,623
CenturyLink (A)	14,175	487
Clearwire, Cl A * (A)	2,500	20
Crown Castle International *	13,796	511
Frontier Communications (A)	12,955	103
Leap Wireless International * (A)	2,900	47
Level 3 Communications * (A)	84,300	113
MetroPCS Communications *	11,800	106
NII Holdings *	7,720	282
Qwest Communications International	71,796	376
SBA Communications, Cl A * (A)	5,300	175
Sprint Nextel *	132,344	679
Telephone & Data Systems	4,102	135
tw telecom , Cl A *	7,400	129
US Cellular *	831	35
Verizon Communications	130,915	3,603
Windstream	20,347	217

		14,371

Utilities — 3.7%
AES *	31,624	325
AGL Resources	3,947	144
Allegheny Energy	7,566	155
Alliant Energy	5,176	166
Ameren	11,290	278
American Electric Power	22,650	724
American Water Works	2,900	59
Aqua America (A)	6,977	122
Atmos Energy	4,691	127
Calpine *	14,900	204
Centerpoint Energy	18,715	255
CMS Energy (A)	11,342	167
Consolidated Edison (A)	12,816	546
Constellation Energy Group	8,358	296
Dominion Resources	26,912	1,049
DPL	5,446	136
DTE Energy	7,964	362
Duke Energy (A)	58,519	934
Dynegy, Cl A * (A)	4,503	24
Edison International	15,479	501
Energen	3,537	157
Entergy	9,198	690
Equities	7,066	277
Exelon	30,029	1,159
FirstEnergy	14,181	499
FPL Group	18,673	932
Great Plains Energy	6,471	114
Hawaiian Electric Industries (A)	3,746	82
Integrys Energy Group (A)	3,702	167
ITC Holdings	2,400	127
MDU Resources Group	8,621	161
Mirant *	6,461	80
National Fuel Gas	3,289	160
NiSource	12,821	192
Northeast Utilities	7,907	205
NRG Energy * (A)	12,700	296
NSTAR	5,028	177
NV Energy	10,800	127

8	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
OGE Energy	4,568	$166
Oneok	4,929	219
Ormat Technologies (A)	1,000	28
Pepco Holdings	10,044	162
PG&E (A)	17,518	727
Pinnacle West Capital	4,792	168
PPL	18,126	468
Progress Energy	13,261	512
Public Service Enterprise Group	24,052	737
Questar (A)	8,346	374
RRI Energy *	14,659	65
SCANA	5,420	197
Sempra Energy	11,523	530
Southern	37,003	1,210
TECO Energy (A)	10,600	165
UGI	4,850	127
Vectren	3,491	80
Westar Energy	5,300	117
Wisconsin Energy	5,749	282
Xcel Energy (A)	21,681	444

		18,954

Total Common Stock (Cost $412,460) ($ Thousands)		503,789

AFFILIATED PARTNERSHIP — 13.4%
SEI Liquidity Fund, L.P. 0.240%(B)**†	69,016,757	68,233

Total Affiliated Partnership
(Cost $69,016) ($ Thousands)		68,233

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	5,427,614	5,428

Total Cash Equivalent
(Cost $5,428) ($ Thousands)		5,428

U.S. TREASURY OBLIGATION (D) (E) — 0.2%
U.S. Treasury Bill 0.140%, 06/17/10	$828	828

Total U.S. Treasury Obligation
(Cost $828) ($ Thousands)		828

Total Investments — 113.6%
(Cost $487,732)($ Thousands)		$578,278

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contracts	Number of Contract Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 E-Mini	137	Jun-2010	$(394)
S&P Mid 400 E-Mini	6	Jun-2010	(12)

			$(406)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $509,120 ($ Thousands).

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $66,147 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on May 31, 2010 was $68,233 ($ Thousands).

(C)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

9	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%
Consumer Discretionary — 13.8%
Aaron’s	29,600	$591
Abercrombie & Fitch, Cl A	14,628	524
American Axle & Manufacturing Holdings *	34,100	306
American Eagle Outfitters	52,900	693
American Greetings, Cl A (A)	90,100	2,125
American Public Education *	116,228	4,753
America’s Car-Mart *	28,900	700
Amerigon * (A)	63,619	561
Ameristar Casinos (A)	42,500	766
AnnTaylor Stores *	38,000	823
Arctic Cat *	54,500	625
Ascent Media, Cl A *	2,100	56
Barnes & Noble	41,500	840
Beazer Homes USA *	88,400	439
Bebe Stores	21,823	149
Belo, Cl A	126,757	922
Big Lots * (A)	37,000	1,307
Bluegreen *	7,325	35
Blyth	11,331	563
Bob Evans Farms	24,900	723
Boyd Gaming * (A)	2,000	26
Brinker International	20,200	359
Brown Shoe	81,200	1,354
Brunswick (A)	105,400	1,841
Buckle	10,200	363
Buffalo Wild Wings *	29,878	1,102
Cabela’s * (A)	97,950	1,686
California Pizza Kitchen * (A)	62,484	1,139
Callaway Golf (A)	95,399	803
Capella Education * (A)	23,523	2,021
Career Education * (A)	7,600	213
Carter’s *	47,200	1,442
Casual Male Retail Group *	173,800	652
Cato, Cl A (A)	172,237	4,087
Century Casinos *	65,685	150
Charming Shoppes *	78,400	357
Cheesecake Factory * (A)	1,700	43
Chico’s FAS	7,800	95
Childrens Place Retail Stores * (A)	5,600	264
Christopher & Banks	69,729	639
Citi Trends *	1,400	48
CKE Restaurants	17,100	211
Collective Brands *	34,400	770
Cooper Tire & Rubber	123,381	2,333
Corinthian Colleges * (A)	96,300	1,289
Cracker Barrel Old Country Store (A)	48,424	2,413
CSS Industries	17,600	333
Dana Holdings *	33,001	358
Deckers Outdoor *	3,400	492
Dick’s Sporting Goods * (A)	85,691	2,443
Dillard’s, Cl A (A)	36,200	1,039
DineEquity *	9,600	324
Domino’s Pizza *	33,800	439
Dress Barn *	11,800	323
Drew Industries *	4,000	88
DSW, Cl A * (A)	98,300	2,839
Eastman Kodak * (A)	586,500	3,308

Description	Shares	Market Value ($ Thousands)
Ethan Allen Interiors (A)	40,493	$818
EW Scripps, Cl A *	22,600	200
Exide Technologies * (A)	74,400	317
Finish Line, Cl A	185,297	3,085
Foot Locker	92,300	1,376
Fossil * (A)	28,900	1,084
Fred’s, Cl A (A)	81,900	1,121
Furniture Brands International *	70,808	554
Gaylord Entertainment * (A)	9,100	242
Genesco * (A)	3,700	115
Grand Canyon Education * (A)	50,955	1,251
Group 1 Automotive * (A)	20,300	577
Gymboree * (A)	4,900	218
Harte-Hanks	42,400	579
Helen of Troy *	29,500	760
hhgregg *	21,741	652
Hibbett Sports * (A)	46,377	1,195
Hillenbrand	64,635	1,570
HOT Topic	250,800	1,394
HSN *	19,500	525
Iconix Brand Group *	207,835	3,377
International Speedway, Cl A (A)	56,485	1,575
J Crew Group *	49,730	2,270
Jack in the Box * (A)	61,800	1,387
Jackson Hewitt Tax Service * (A)	138,000	262
Jakks Pacific * (A)	40,500	600
Jarden	98,921	2,880
Jo-Ann Stores * (A)	33,804	1,544
Jones Apparel Group (A)	115,400	2,266
Jos. A. Bank Clothiers * (A)	11,800	716
Journal Communications, Cl A *	152,400	768
K12 * (A)	66,988	1,676
Kirkland’s *	71,400	1,537
Lakeland Industries *	85,300	882
Las Vegas Sands *	30,400	714
Leggett & Platt	14,300	333
Lennar, Cl A	35,400	612
Life Time Fitness * (A)	117,361	4,355
Lifetime Brands *	38,200	534
Lincoln Educational Services *	56,800	1,354
Lions Gate Entertainment *	56,633	385
Live Nation *	225,842	2,762
Liz Claiborne * (A)	71,400	438
LodgeNet Interactive *	51,505	274
Matthews International, Cl A	51,400	1,664
MDC Partners, Cl A	288,400	3,513
Men’s Wearhouse (A)	30,666	667
Meredith (A)	63,600	2,136
Meritage Homes * (A)	77,340	1,654
Morningstar *	6,600	322
Movado Group *	8,600	106
National CineMedia	101,147	1,769
New Frontier Media *	208,088	379
NutriSystem (A)	27,100	603
NVR *	1,985	1,360
O’Charleys *	27,900	208
Office Depot *	117,985	684
OfficeMax *	19,260	343
Oxford Industries	17,500	365
Papa John’s International *	12,600	313
Peet’s Coffee & Tea * (A)	31,085	1,208
Penske Auto Group *	22,900	299

1	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
PetSmart (A)	70,170	$2,229
PF Chang’s China Bistro (A)	35,142	1,528
Pinnacle Entertainment * (A)	198,392	2,401
Polaris Industries (A)	17,200	1,010
Pool	25,300	607
Pre-Paid Legal Services * (A)	18,700	866
Princeton Review *	163,671	393
Pulte Homes *	72,725	810
RadioShack	80,800	1,652
Red Robin Gourmet Burgers * (A)	44,100	909
Regal Entertainment Group, Cl A	16,400	250
Regis (A)	116,451	2,142
Rent-A-Center, Cl A * (A)	137,000	3,318
Ruby Tuesday *	73,100	787
Ryland Group (A)	110,998	2,065
Saks *	325,340	2,987
Scholastic	97,641	2,553
Scientific Games, Cl A * (A)	29,059	297
Sealy *	84,400	274
Service International	42,999	367
Shutterfly * (A)	51,800	1,197
Signet Jewelers *	6,400	199
Sinclair Broadcast Group, Cl A *	39,677	263
Sonic Automotive, Cl A *	34,200	338
Sotheby’s	34,193	1,111
Spartan Motors	22,600	109
Spectrum Group International *	9,759	19
Stage Stores	151,900	2,152
Standard Pacific *	47,415	239
Steiner Leisure * (A)	56,000	2,324
Stewart Enterprises, Cl A	90,604	550
Stoneridge *	23,600	228
Sturm Ruger (A)	117,000	1,841
Superior Industries International	15,100	224
Systemax	14,700	284
Talbots *	236,340	3,555
Tempur-Pedic International *	52,889	1,756
Tenneco *	121,893	2,701
Texas Roadhouse, Cl A *	21,700	317
Timberland, Cl A *	72,300	1,389
Tractor Supply (A)	34,189	2,317
True Religion Apparel *	48,370	1,335
Tupperware Brands	8,100	344
Ulta Salon Cosmetics & Fragrance *	65,868	1,685
Under Armour, Cl A *	41,650	1,403
Unifirst	5,800	261
Universal Electronics * (A)	1,800	35
Universal Technical Institute *	6,300	155
Volcom *	14,300	285
Warnaco Group *	1,800	77
Wendy’s, Cl A	187,717	847
Williams-Sonoma (A)	37,100	1,109
Wolverine World Wide	29,400	844
World Wrestling Entertainment,
Cl A	32,900	545
Zumiez *	121,655	2,083

		185,480

Consumer Staples — 3.5%
Alliance One International *	266,600	1,112
American Italian Pasta, Cl A *	12,000	467

Description	Shares	Market Value ($ Thousands)
American Oriental Bioengineering * (A)	104,300	$323
Andersons (A)	56,700	1,856
BJ’s Wholesale Club * (A)	14,846	595
Cal-Maine Foods	38,700	1,253
Casey’s General Stores (A)	40,329	1,487
Central Garden and Pet *	35,415	356
Central Garden and Pet, Cl A *	31,766	301
China-Biotics * (A)	91,500	1,310
Chiquita Brands International * (A)	179,296	2,214
Corn Products International	19,797	660
Cosan Industria e Comercio (Brazil) *	111,700	1,270
Darling International *	32,400	259
Dean Foods *	85,474	910
Del Monte Foods	332,300	4,845
Dole Food * (A)	32,164	294
Elizabeth Arden *	12,500	213
Flowers Foods	15,100	373
Fresh Del Monte Produce * (A)	70,200	1,404
Great Atlantic & Pacific Tea *	94,684	510
Herbalife	20,529	927
Ingles Markets, Cl A	25,700	390
Kulim Malaysia	584,500	1,298
Lancaster Colony (A)	18,900	1,033
Lance	78,914	1,523
Mead Johnson Nutrition, Cl A	4,400	217
Medifast * (A)	11,400	358
Nash Finch (A)	16,900	610
NBTY *	62,000	2,123
Nu Skin Enterprises, Cl A	17,600	506
Pantry *	118,879	1,818
Prestige Brands Holdings *	129,805	1,002
Pricesmart	8,900	214
Ruddick (A)	66,896	2,209
Sanderson Farms (A)	29,236	1,604
Saskatchewan Wheat Pool, Cl Common Subscription Recei *	163,300	1,187
Smart Balance *	348,758	2,086
United Natural Foods *	18,200	565
Universal	59,500	2,432
USANA Health Sciences *	1,900	71
Vector Group	31,881	500
Village Super Market, Cl A	6,600	177
Weis Markets (A)	13,300	449
Winn-Dixie Stores * (A)	106,762	1,196

		46,507

Energy — 5.3%
Allis-Chalmers Energy * (A)	113,088	326
Alon USA Energy (A)	26,200	177
Approach Resources *	125,600	901
Arena Resources * (A)	14,051	462
Atwood Oceanics *	3,500	95
Basic Energy Services *	22,800	186
Berry Petroleum, Cl A (A)	31,181	958
BPZ Resources * (A)	286,100	1,465
Cal Dive International *	403,037	2,225
Clayton Williams Energy *	30,100	1,366
Complete Production Services *	49,300	641

2	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Comstock Resources *	186,118	$5,554
CVR Energy *	215,173	1,627
Delek US Holdings	19,634	130
DHT Maritime (A)	51,300	213
Dresser-Rand Group *	75,040	2,389
Energy Partners *	11,600	147
Exterran Holdings *	27,557	703
Forest Oil * (A)	69,500	1,851
Frontier Oil	43,602	606
GeoMet *	214,366	270
Global Geophysical Services *	7,100	66
Global Industries * (A)	27,500	144
GMX Resources *	58,800	401
Goodrich Petroleum * (A)	302,672	3,705
Gulfmark Offshore, Cl A *	11,600	303
Hercules Offshore *	128,900	402
Holly (A)	75,900	1,966
Hornbeck Offshore Services *	27,600	422
International Coal Group *	198,825	861
InterOil *	6,600	325
Key Energy Services *	97,585	933
Kinder Morgan Escrow *	57,191	—
Knightsbridge Tankers	53,600	926
Matrix Service *	71,800	706
Newpark Resources *	76,400	490
Northern Oil And Gas * (A)	88,500	1,277
Oil States International *	12,300	480
Oilsands Quest * (A)	1,590,400	1,144
Oilsands Quest Private Placement *	144,700	104
Overseas Shipholding Group (A)	28,200	1,091
Parker Drilling * (A)	217,900	1,048
Patterson-UTI Energy (A)	133,700	1,876
PetroHawk Energy *	215,057	4,136
Petroquest Energy * (A)	88,427	555
Quicksilver Resources *	110,809	1,353
Rosetta Resources *	48,100	1,055
RPC (A)	33,200	375
SandRidge Energy *	217,575	1,401
Scorpio Tankers *	289,637	3,308
SEACOR Holdings *	9,400	686
Seahawk Drilling * (A)	36,100	436
Ship Finance International (A)	42,500	768
StealthGas *	112,100	572
Stone Energy *	58,700	787
Superior Energy Services *	60,000	1,306
Swift Energy * (A)	83,210	2,301
Teekay	37,600	949
Tesoro (A)	75,100	879
Tidewater	7,816	327
USEC * (A)	334,400	1,766
Vaalco Energy (A)	148,000	790
W&T Offshore (A)	163,900	1,596
Willbros Group * (A)	86,444	803
World Fuel Services	129,971	3,383

		70,494

Financials — 18.6%
Acadia Realty Trust ‡	8,600	154
Advance America Cash Advance Centers	91,500	442
Affiliated Managers Group * (A)	47,117	3,376

Description	Shares	Market Value ($ Thousands)
Alexander’s ‡	500	$162
Allied World Assurance Holdings	27,100	1,217
Alterra Capital Holdings (A)	128,300	2,400
AMB Property ‡ (A)	69,250	1,796
American Campus Communities ‡ (A)	35,300	945
American Capital Agency ‡ (A)	10,600	278
American Equity Investment Life Holding	36,900	347
American Physicians Capital (A)	37,499	1,163
Amtrust Financial Services	64,700	852
Anworth Mortgage Asset ‡ (A)	275,509	1,868
Apartment Investment & Management, Cl A ‡ (A)	79,264	1,635
Apollo Investments *	77,138	805
Ares Capital	12,025	163
Argo Group International Holdings	24,900	752
Ashford Hospitality Trust ‡ *	36,500	290
Aspen Insurance Holdings	71,900	1,816
Associated Banc (A)	91,700	1,232
Assured Guaranty	47,100	791
Astoria Financial (A)	53,318	793
AvalonBay Communities ‡ (A)	24,733	2,425
Axis Capital Holdings	11,400	347
Banco Latinoamericano de Comercio Exterior, Cl E	74,200	959
Bancorp Rhode Island	35,399	1,012
Bancorpsouth (A)	25,930	503
Bank Mutual	44,500	286
Bank of Hawaii	22,800	1,095
Bank of the Ozarks (A)	14,800	522
BioMed Realty Trust ‡ (A)	54,300	924
Boston Private Financial Holdings (A)	195,758	1,433
Boston Properties ‡ (A)	36,350	2,787
Brandywine Realty Trust ‡	76,100	882
Brasil Brokers Participacoes	291,100	951
Brookline Bancorp	9,400	94
Calamos Asset Management, Cl A	20,522	226
Camden National	10,600	333
CapitalSource	639,381	2,903
Capstead Mortgage ‡ (A)	153,700	1,755
Cardinal Financial	40,784	428
Cardtronics *	140,318	1,817
Cathay General Bancorp (A)	100,100	1,103
CBL & Associates Properties ‡ (A)	140,597	2,009
Central Pacific Financial * (A)	29,400	71
Chatham Lodging Trust ‡ *	37,500	675
Chemical Financial	24,548	595
Chimera Investment ‡	210,300	829
Cincinnati Financial	13,900	378
Citizens Republic Bancorp * (A)	444,300	489
City Holding	8,200	263
CNA Surety *	26,160	430
CNO Financial Group * (A)	285,000	1,599
Cohen & Steers	14,800	358
Colonial Properties Trust ‡	15,600	235
Community Bank System (A)	46,788	1,069
Corporate Office Properties Trust ‡ (A)	27,250	1,033
Cousins Properties ‡	16,179	125

3	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Cowen Group, Cl A *	305,400	$1,448
Crawford, Cl B *	15,924	53
CreXus Investment ‡	44,500	580
DCT Industrial Trust ‡ (A)	44,100	213
Delphi Financial Group, Cl A (A)	84,100	2,184
Developers Diversified Realty ‡ (A)	82,500	944
DiamondRock Hospitality ‡ (A)	25,692	235
Dime Community Bancshares (A)	33,400	426
Dollar Financial * (A)	59,600	1,204
Douglas Emmett ‡ (A)	45,150	699
Duff & Phelps, Cl A	61,634	831
DuPont Fabros Technology ‡	46,500	1,188
Dynex Capital ‡ (A)	26,500	250
E*Trade Financial *	474,600	702
EastGroup Properties ‡ (A)	5,600	207
Education Realty Trust ‡	78,576	500
EMC Insurance Group	3,271	73
Employers Holdings	90,398	1,442
Encore Bancshares *	39,100	407
Encore Capital Group *	30,600	640
Endurance Specialty Holdings (A)	55,053	2,042
Entertainment Properties Trust ‡ (A)	9,300	381
Equity Lifestyle Properties ‡	5,600	290
Equity One ‡ (A)	86,386	1,483
Equity Residential ‡	78,250	3,531
ESSA Bancorp	36,900	463
Essex Property Trust ‡ (A)	20,400	2,147
Extra Space Storage ‡ (A)	56,750	854
FBL Financial Group, Cl A (A)	32,400	792
FBR Capital Markets *	334,000	1,353
Federal Realty Investment Trust ‡ (A)	24,300	1,791
Federated Investors, Cl B (A)	25,322	562
FelCor Lodging Trust ‡ *	13,600	92
Financial Engines *	56,535	862
First Bancorp	270,047	359
First Commonwealth Financial	37,304	195
First Financial Bancorp (A)	113,203	1,799
First Financial Bankshares (A)	700	35
First Financial Holdings	18,800	263
First Horizon National * (A)	37,497	467
First Industrial Realty Trust ‡ *	61,100	409
First Merchants (A)	9,500	82
First Potomac Realty Trust ‡	9,000	132
FirstMerit (A)	26,910	502
Flushing Financial	135,000	1,828
FNB (Pennsylvania)	50,942	417
FPIC Insurance Group *	17,400	475
Franklin Street Properties ‡ (A)	14,800	183
GAMCO Investors, Cl A	1,500	59
General Shopping Brasil (Brazil) *	173,100	664
Getty Realty ‡	4,100	92
GFI Group (A)	132,300	800
Gluskin Sheff + Associates	37,100	623
Great American Group *	234,582	422
Greenhill	20,754	1,438
Grubb & Ellis * (A)	524,460	761
Hancock Holding (A)	39,483	1,509
Harleysville Group	8,700	284
Hatteras Financial ‡ (A)	21,800	604
HCP ‡ (A)	88,550	2,821

Description	Shares	Market Value ($ Thousands)
Healthcare Realty Trust ‡ (A)	45,150	$1,035
Hercules Technology Growth Capital	105,365	928
Highwoods Properties ‡ (A)	51,700	1,523
Home Bancshares	48,600	1,146
Home Federal Bancorp	37,800	579
Home Properties ‡ (A)	7,300	355
Horace Mann Educators	161,578	2,483
Horizon Financial * (A)	400	—
Hospitality Properties Trust ‡	19,100	430
Host Hotels & Resorts ‡ (A)	132,562	1,890
HRPT Properties Trust ‡	172,600	1,158
Hudson Valley Holding	45,710	1,093
Iberiabank (A)	11,541	634
Infinity Property & Casualty (A)	53,786	2,517
Inland Real Estate ‡ (A)	65,100	542
International Bancshares (A)	110,300	2,178
Investors Real Estate Trust ‡ (A)	141,400	1,234
iStar Financial ‡ *	122,300	742
Jones Lang LaSalle	33,440	2,495
Kennedy-Wilson Holdings *	42,710	471
Kilroy Realty ‡ (A)	9,300	306
Knight Capital Group, Cl A *	65,500	957
LaSalle Hotel Properties ‡ (A)	13,900	313
Lexington Realty Trust ‡ (A)	22,672	141
Life Partners Holdings (A)	9,600	194
LTC Properties ‡	65,093	1,672
Macerich ‡ (A)	45,196	1,869
Mack-Cali Realty ‡	55,750	1,839
MainSource Financial Group (A)	22,500	187
MarketAxess Holdings	230,376	3,400
MB Financial	55,400	1,211
Meadowbrook Insurance Group	327,868	2,849
Medical Properties Trust ‡	273,600	2,613
MF Global Holdings *	234,450	1,805
MFA Mortgage Investments ‡ (A)	414,111	3,035
MGIC Investment *	371,705	3,479
Mid-America Apartment Communities ‡ (A)	19,834	1,084
Montpelier Re Holdings	131,013	2,045
MSCI, Cl A *	45,412	1,347
National Health Investors ‡	5,900	243
National Penn Bancshares (A)	129,595	906
National Retail Properties ‡ (A)	18,100	398
Nationwide Health Properties ‡	8,213	292
Navios Maritime Acquisition *	117,200	769
NBT Bancorp	3,700	81
Nelnet, Cl A	149,800	2,966
Northwest Bancshares	57,900	673
NYSE Euronext	14,100	404
OceanFirst Financial (A)	13,950	170
Old National Bancorp	64,300	738
Omega Healthcare Investors ‡ (A)	18,100	359
Oriental Financial Group (A)	33,900	464
PacWest Bancorp (A)	36,961	770
Park National (A)	12,200	789
Parkway Properties ‡ (A)	32,800	553
Pebblebrook Hotel Trust ‡ *	25,700	527
Pennsylvania Real Estate Investment Trust ‡	32,300	445
PHH * (A)	82,933	1,829
Phoenix * (A)	332,500	938

4	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Pico Holdings *	41,758	$1,390
Piedmont Office Realty Trust,
Cl A ‡	21,245	403
Piper Jaffray *	4,500	149
Platinum Underwriters Holdings (A)	143,296	5,275
PMA Capital, Cl A *	83,953	567
Post Properties ‡	9,900	248
Potlatch ‡ (A)	18,500	645
Presidential Life	13,709	144
PrivateBancorp, Cl A	34,300	455
ProAssurance * (A)	25,199	1,483
ProLogis ‡ (A)	36,100	411
Prosperity Bancshares (A)	59,400	2,141
Protective Life (A)	11,300	243
Provident Financial Services (A)	88,100	1,089
PS Business Parks ‡	3,900	210
Public Storage ‡	32,374	3,001
Radian Group	182,500	1,876
RAIT Financial Trust ‡ * (A)	234,200	588
Redwood Trust ‡ (A)	61,200	930
Regency Centers ‡ (A)	15,300	562
Reinsurance Group of America, Cl A	16,412	771
Renasant	47,800	686
Republic Bancorp, Cl A (A)	53,900	1,248
S&T Bancorp (A)	23,700	511
Safeguard Scientifics *	28,600	323
Safety Insurance Group	45,600	1,648
SCBT Financial	26,160	936
SeaBright Insurance Holdings	52,900	545
Selective Insurance Group	44,600	696
Senior Housing Properties Trust ‡	71,850	1,497
Signature Bank NY *	22,597	855
Simmons First National, Cl A	21,780	574
Simon Property Group ‡ (A)	40,847	3,473
SL Green Realty ‡ (A)	12,600	785
South Financial Group (A)	401,300	109
Sovran Self Storage ‡ (A)	22,203	800
Starwood Property Trust ‡	72,800	1,327
Sterling Bancshares	137,500	736
Sterling Financial * (A)	69,700	59
Stewart Information Services (A)	55,100	584
Student Loan	17,800	522
Sun Communities ‡ (A)	3,600	107
Sunstone Hotel Investors ‡ *	97,750	1,078
Susquehanna Bancshares (A)	210,255	1,844
SVB Financial Group * (A)	42,220	1,894
SWS Group	54,169	544
Synovus Financial (A)	787,322	2,330
Tanger Factory Outlet Centers ‡ (A)	8,900	370
Taubman Centers ‡ (A)	46,450	1,881
TD Ameritrade Holding *	43,531	772
Texas Capital Bancshares *	34,100	623
THL Credit *	60,200	712
Thomas Weisel Partners Group *	74,000	508
Titanium Asset Management * (G)	122,200	358
Titanium Asset Management *	10,500	26
Tompkins Financial	5,200	207
Tower Group	13,900	305
TradeStation Group *	61,000	434

Description	Shares	Market Value ($ Thousands)
Trustco Bank (A)	191,167	$1,191
Trustmark (A)	19,600	438
Umpqua Holdings	129,588	1,628
United Bankshares (A)	54,900	1,478
United Community Banks * (A)	69,539	322
United Financial Bancorp	30,700	416
United Fire & Casualty	5,800	124
Unitrin	7,300	195
Universal Health Realty Income Trust ‡	3,000	98
Uranium Participation *	206,900	1,115
Urstadt Biddle Properties, Cl A ‡	4,600	77
U-Store-It Trust ‡	17,500	144
Validus Holdings	68,347	1,679
Value Creation * (G)	119,600	114
Ventas ‡ (A)	29,800	1,399
ViewPoint Financial Group	42,300	672
Vornado Realty Trust ‡ (A)	12,137	943
Walter Investment Management ‡	4,500	73
Washington Federal	23,300	403
Washington Real Estate Investment Trust ‡ (A)	43,200	1,269
Webster Financial (A)	16,000	306
WesBanco (A)	30,100	567
Westamerica Bancorporation (A)	31,800	1,770
Whitney Holding (A)	84,267	999
Willis Group Holdings	14,562	446
Wilmington Trust	28,500	430
Wilshire Bancorp	14,100	144
Wintrust Financial (A)	8,400	300
World Acceptance * (A)	70,000	2,501
WSFS Financial	26,200	1,057
Zions Bancorporation (A)	19,295	462

		249,653

Health Care — 11.4%
Abaxis * (A)	132,345	2,979
Acadia Pharmaceuticals * (A)	249,100	334
Achillion Pharmaceuticals *	168,545	374
Acorda Therapeutics *	76,525	2,631
Affymetrix * (A)	68,700	450
Air Methods *	22,700	747
Albany Molecular Research *	58,119	373
Alexion Pharmaceuticals *	16,792	840
Align Technology * (A)	139,458	2,081
Allscripts-Misys Healthcare
Solutions *	45,100	848
Alnylam Pharmaceuticals * (A)	26,170	414
AMAG Pharmaceuticals *	113,424	3,611
Amedisys * (A)	10,476	521
American Medical Systems Holdings * (A)	22,700	512
AMERIGROUP *	14,901	535
AMN Healthcare Services * (A)	211,200	1,757
Amsurg, Cl A *	130,396	2,582
Analogic	9,256	400
Angiodynamics *	23,114	341
Arena Pharmaceuticals * (A)	321,302	990
Assisted Living Concepts, Cl A *	32,970	1,093
athenahealth *	79,450	1,967
BioMarin Pharmaceutical *	132,119	2,579
Biovail	94,600	1,420

5	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Cambrex *	110,300	$460
Cardiome Pharma *	241,241	2,039
Catalyst Health Solutions *	74,010	2,834
Cepheid * (A)	41,727	746
Chemed (A)	52,795	3,005
Conceptus * (A)	151,634	2,531
Conmed *	89,115	1,732
Cooper (A)	14,334	528
Covance *	12,500	660
Cross Country Healthcare *	100,300	854
CryoLife *	29,700	154
Cubist Pharmaceuticals *	115,091	2,474
Cyberonics *	8,300	146
Cypress Bioscience * (A)	14,100	58
Durect *	478,253	1,215
Emergency Medical Services, Cl A *	10,800	579
Emergent Biosolutions *	6,800	107
Ensign Group (A)	42,433	774
Enzo Biochem *	25,556	136
eResearch Technology *	73,463	583
Exactech *	52,314	907
Exelixis * (A)	104,062	539
Genoptix *	44,024	1,174
Gen-Probe *	32,796	1,442
Genta *	126	—
Gentiva Health Services *	25,400	702
GTx * (A)	7,400	15
Haemonetics *	8,500	459
Hanger Orthopedic Group * (A)	9,500	162
Healthsouth * (A)	122,377	2,430
Healthspring *	39,500	686
HealthTronics *	320,200	1,543
HeartWare International *	28,123	1,663
Hill-Rom Holdings	36,000	1,004
Human Genome Sciences * (A)	68,898	1,706
ICU Medical *	108,500	3,452
Idexx Laboratories *	12,400	784
Immucor *	13,100	257
Incyte * (A)	243,380	3,137
Inspire Pharmaceuticals *	118,300	673
Integra LifeSciences Holdings * (A)	14,129	557
Invacare (A)	17,300	413
inVentiv Health *	1,300	32
Inverness Medical Innovations *	4,600	160
IPC The Hospitalist *	60,817	1,780
Kendle International * (A)	65,917	929
Kensey Nash * (A)	28,041	648
Kindred Healthcare *	121,550	1,885
Kinetic Concepts * (A)	21,300	882
King Pharmaceuticals * (A)	132,400	1,148
LCA-Vision * (A)	24,100	181
LHC Group * (A)	111,456	3,433
Lincare Holdings (A)	13,600	637
Luminex * (A)	62,560	1,072
Magellan Health Services *	15,700	639
Martek Biosciences * (A)	43,976	818
Masimo	82,060	1,817
Matrixx Initiatives *	12,300	58
MedAssets *	71,155	1,615

Description	Shares	Market Value ($ Thousands)
Medical Staffing Network
Holdings *	88,000	$4
Medicines *	223,000	1,874
Medicis Pharmaceutical, Cl A (A)	98,800	2,291
Medivation *	19,000	223
Mednax *	53,678	3,035
Meridian Bioscience	46,800	818
Merit Medical Systems *	5,250	80
Molina Healthcare * (A)	29,600	815
MWI Veterinary Supply *	29,348	1,438
Myriad Genetics *	59,145	1,079
Neogen * (A)	28,491	733
Nighthawk Radiology Holdings *	40,281	128
NuVasive * (A)	102,687	4,033
Obagi Medical Products *	59,105	751
Odyssey HealthCare * (A)	26,300	698
Omnicell *	148,999	1,952
Orthofix International *	2,900	93
Owens & Minor	8,900	266
Par Pharmaceutical *	142,320	3,951
Parexel International *	33,100	738
Patterson (A)	15,459	459
PDL BioPharma (A)	576,794	3,097
Perrigo	6,100	362
Pharmaceutical Product Development	24,893	668
PharMerica *	38,000	623
Pozen *	205,133	1,575
Providence Service *	41,000	672
PSS World Medical * (A)	109,236	2,503
Psychiatric Solutions *	10,500	340
Quality Systems	18,675	1,103
Questcor Pharmaceuticals * (A)	153,300	1,452
Quidel * (A)	148,823	1,741
Res-Care *	117,600	1,323
Rigel Pharmaceuticals * (A)	217,600	1,419
Savient Pharmaceuticals * (A)	5,400	65
Seattle Genetics * (A)	54,506	721
Sirona Dental Systems *	2,700	96
Skilled Healthcare Group, Cl A *	50,800	418
Somanetics *	3,300	59
STERIS	75,600	2,406
Sun Healthcare Group * (A)	60,000	547
Symmetry Medical *	27,400	298
Techne	39,055	2,365
Teleflex	23,766	1,333
Theravance * (A)	104,426	1,327
Thoratec *	17,810	781
United Therapeutics * (A)	20,720	1,061
Universal American Financial *	91,100	1,332
Universal Health Services, Cl B	27,200	1,153
Viropharma * (A)	74,464	906
Volcano * (A)	30,770	683
WellCare Health Plans *	47,109	1,284
Zoll Medical *	13,500	392

		152,997

Industrials — 16.6%
AAR * (A)	24,600	484
ACCO Brands *	123,800	874
Acuity Brands (A)	78,280	3,220
Administaff	5,900	142

6	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Advisory Board * (A)	22,372	$830
Aegean Marine Petroleum Network (A)	199,149	4,588
AerCap Holdings *	236,176	2,832
Aerovironment *	84,028	2,104
Air Transport Services Group *	39,500	222
Aircastle	79,000	778
Airtran Holdings *	1,028,886	5,803
Alamo Group	21,600	502
Alaska Air Group * (A)	41,500	1,938
Alliant Techsystems *	16,005	1,101
Ameron International	1,400	91
Ampco-Pittsburgh	23,100	535
AMR *	39,000	299
AO Smith	25,200	1,175
APAC Customer Services * (A)	90,700	587
Apogee Enterprises (A)	126,900	1,733
Applied Industrial Technologies	59,100	1,630
Arkansas Best (A)	60,600	1,418
Armstrong World Industries *	21,900	821
ArvinMeritor *	66,900	973
Astec Industries * (A)	47,500	1,419
ATC Technology * (A)	65,193	1,219
Atlas Air Worldwide Holdings *	17,300	904
Avis Budget Group * (A)	66,400	787
AZZ	11,300	417
Barnes Group	75,425	1,412
BE Aerospace *	44,578	1,209
Beacon Roofing Supply *	61,085	1,283
Belden (A)	36,215	938
Brady, Cl A	20,981	610
Briggs & Stratton	61,215	1,263
Brink’s	13,300	301
Carlisle	64,625	2,513
Cascade	12,200	406
CDI	3,400	54
Celadon Group *	132,098	1,799
Cenveo *	110,611	816
Ceradyne *	36,400	784
Chart Industries *	21,300	392
Clean Harbors *	14,037	890
Columbus McKinnon *	84,066	1,377
Comfort Systems USA (A)	167,100	1,841
Continental Airlines, Cl B *	44,800	945
Copa Holdings, Cl A	28,170	1,437
Copart *	80,817	2,901
Cornell *	104,000	2,812
Corporate Executive Board	60,327	1,954
CoStar Group * (A)	98,973	4,035
Courier	15,336	243
CRA International *	103,200	2,293
Crane	4,500	146
Cubic	60,000	2,183
Deluxe	81,000	1,739
Diamond Management & Technology Consultants, Cl A	5,200	52
Douglas Dynamics *	123,000	1,458
DXP Enterprises *	2,500	39
Dycom Industries *	108,292	1,070
DynCorp International, Cl A *	57,000	975
EMCOR Group *	216,618	5,409
Encore Wire	26,300	519

Description	Shares	Market Value ($ Thousands)
EnerNOC * (A)	99,209	$2,788
EnerSys * (A)	34,900	785
Ennis	30,721	540
EnPro Industries * (A)	41,400	1,307
Esterline Technologies * (A)	25,500	1,368
Fastenal	14,200	716
Force Protection *	302,300	1,344
Franklin Electric	3,900	114
FTI Consulting * (A)	89,700	3,836
G&K Services, Cl A	50,915	1,232
Gardner Denver	60,934	2,775
Genco Shipping & Trading * (A)	42,500	809
Generac Holdings *	92,420	1,016
General Cable * (A)	16,705	521
Genesee & Wyoming, Cl A *	7,000	252
Geo Group *	60,700	1,281
GeoEye * (A)	96,071	3,052
Gibraltar Industries *	46,500	610
GrafTech International *	34,300	570
Graham	43,919	733
Granite Construction (A)	91,300	2,707
Great Lakes Dredge & Dock	199,400	1,162
Griffon *	42,500	516
GT Solar International * (A)	24,500	134
H&E Equipment Services * (A)	92,700	926
Harsco	300	8
Hawaiian Holdings * (A)	114,900	818
Healthcare Services Group	69,096	1,390
Heico, Cl A	27,913	838
Hexcel * (A)	9,000	144
Hill International *	18,300	86
HNI (A)	41,700	1,279
Horizon Lines, Cl A	253,678	1,035
Hubbell, Cl B	8,200	350
Hudson Highland Group *	62,800	322
ICF International *	61,264	1,374
IDEX (A)	50,707	1,549
IHS, Cl A *	34,885	1,806
II-VI *	33,872	1,135
Innerworkings * (A)	563,463	3,905
Insteel Industries (A)	14,900	189
Interface, Cl A	193,862	2,285
Interline Brands *	10,200	203
John Bean Technologies	7,600	131
Kadant *	31,055	607
Kaman	16,467	403
Kaydon (A)	60,627	2,276
KBR	26,900	591
Kelly Services, Cl A * (A)	29,600	432
Kirby *	46,100	1,817
Knight Transportation (A)	43,376	862
Knoll	15,500	229
Kratos Defense & Security Solutions *	108,700	1,333
Ladish *	14,400	364
Landstar System	55,375	2,322
LB Foster, Cl A *	13,200	371
LECG *	221,001	734
Lincoln Electric Holdings (A)	3,000	167
Lindsay Manufacturing (A)	2,300	79
LS Starrett, Cl A	1,700	16
Lydall *	15,060	121

7	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Marten Transport * (A)	16,800	$374
Mcgrath Rentcorp	5,576	130
Michael Baker *	51,500	1,867
Middleby *	23,390	1,317
Mine Safety Appliances	34,528	945
Mueller Industries	81,300	2,155
Mueller Water Products, Cl A	20,500	89
MYR Group * (A)	45,111	744
NACCO Industries, Cl A (A)	12,100	1,023
Navistar International *	17,300	937
Northwest Pipe *	5,100	105
Old Dominion Freight Line *	44,600	1,590
Orbital Sciences * (A)	37,000	587
Owens Corning *	14,101	470
Pacer International * (A)	101,700	828
Powell Industries *	17,900	526
Quanex Building Products	87,875	1,751
Raven Industries	22,400	794
RBC Bearings *	7,925	222
Republic Airways Holdings * (A)	58,800	344
Resources Connection *	143,737	2,320
Ritchie Bros Auctioneers	88,560	1,805
RSC Holdings * (A)	159,500	1,166
Rush Enterprises, Cl A *	93,643	1,422
Ryder System (A)	45,400	2,040
Sauer-Danfoss *	14,200	203
School Specialty * (A)	103,399	2,222
Skywest	57,264	840
Spirit Aerosystems Holdings, Cl A *	50,600	986
Standard Parking *	133,304	2,068
Standard Register	35,194	140
Standex International	18,500	481
SYKES Enterprises *	106,600	1,840
TAL International Group (A)	59,600	1,430
Teledyne Technologies *	47,002	1,848
Tennant	73,732	2,469
Terex *	57,224	1,245
Tetra Tech *	105,450	2,390
Textainer Group Holdings (A)	65,500	1,608
Titan Machinery *	82,626	1,071
Towers Watson, Cl A (A)	62,163	2,860
TransDigm Group	45,940	2,424
Tredegar	51,705	852
Trex * (A)	1,400	32
Triumph Group (A)	10,018	695
TrueBlue *	85,700	1,139
Tutor Perini *	79,606	1,775
UAL * (A)	80,211	1,605
United Rentals * (A)	31,900	388
United Stationers *	4,900	286
Universal Forest Products (A)	12,300	456
US Airways Group *	172,700	1,525
US Ecology	14,377	203
Vitran, Cl A *	77,660	1,097
Wabash National *	147,500	1,056
Wabtec	53,465	2,318
Watts Water Technologies, Cl A (A)	31,550	1,022
WESCO International * (A)	111,065	4,154
Woodward Governor (A)	55,800	1,601

Description	Shares	Market Value ($ Thousands)
YRC Worldwide *	31,300	$11

		222,080

Information Technology — 19.0%
ACI Worldwide *	5,000	96
Acme Packet *	59,275	1,737
Actel *	99,900	1,410
Acxiom *	21,400	373
ADC Telecommunications * (A)	54,700	452
Advanced Energy Industries * (A)	259,929	3,213
Advent Software * (A)	57,059	2,467
Amkor Technology *	114,900	782
Ancestry.com * (A)	86,040	1,451
Anixter International * (A)	37,017	1,758
Ansys *	19,196	839
AOL *	56,835	1,172
Applied Micro Circuits *	41,800	461
Archipelago Learning *	85,219	1,237
Arris Group *	232,400	2,549
Arrow Electronics *	45,200	1,233
Art Technology Group * (A)	647,782	2,423
AsiaInfo Holdings *	35,000	750
Atheros Communications *	131,939	4,486
Atmel *	425,105	2,170
ATMI *	98,554	1,596
Benchmark Electronics *	170,500	3,151
Black Box	17,200	507
Blackbaud	8,100	183
Blackboard * (A)	56,261	2,253
Blue Coat Systems *	13,900	298
Brightpoint *	137,400	1,021
Brocade Communications Systems *	293,667	1,601
Cabot Microelectronics *	39,200	1,439
CACI International, Cl A *	47,756	2,208
CDC Software ADR *	192,612	1,645
Ceva *	179,990	2,091
Checkpoint Systems *	37,986	756
Ciber *	367,050	1,094
Cirrus Logic *	2,300	33
Cognex	47,092	899
Cogo Group *	44,900	304
Coherent *	36,774	1,298
CommScope *	60,890	1,717
CommVault Systems *	73,352	1,653
Compuware *	133,600	1,094
Comtech Telecommunications *	50,264	1,448
Comverse Technology * (A)	155,600	1,329
Concur Technologies * (A)	21,486	909
Convergys *	83,600	913
CSG Systems International *	147,593	3,029
CTS	110,657	1,165
Cymer *	38,000	1,150
Cypress Semiconductor *	43,100	491
Daktronics	27,600	232
DealerTrack Holdings * (A)	61,024	978
DG FastChannel *	49,682	2,110
Diebold (A)	63,575	1,842
Digi International *	164,700	1,522
Digital River *	105,212	2,898
DSP Group *	48,301	327
DTS *	120,962	3,995

8	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Earthlink (A)	371,100	$3,188
Echo Global Logistics *	41,398	543
EF Johnson Technologies *	73,200	73
Electro Rent	13,171	179
Electronics for Imaging *	33,857	377
EMS Technologies *	4,000	62
Emulex *	144,682	1,516
Entegris *	44,800	242
Entropic Communications *	170,849	912
Epicor Software *	3,600	34
EPIQ Systems	7,200	82
Euronet Worldwide *	100,840	1,326
Fair Isaac (A)	67,500	1,566
Forrester Research *	14,300	449
Gartner *	118,590	2,935
GSI Commerce * (A)	74,411	2,095
Hackett Group *	197,801	669
Heartland Payment Systems	108,652	1,785
Hittite Microwave *	13,100	599
IAC *	40,300	945
Imation * (A)	379,866	3,905
Insight Enterprises *	78,800	1,146
Integral Systems *	90,800	621
Integrated Device Technology *	108,149	632
InterDigital * (A)	7,000	183
Intermec * (A)	191,710	2,117
Internet Capital Group *	137,141	1,141
Intersil, Cl A	51,400	684
IXYS *	24,600	229
Jack Henry & Associates	47,800	1,149
JDA Software Group *	83,106	2,221
KIT Digital * (A)	114,705	1,265
Knot * (A)	263,719	1,973
Lawson Software *	346,738	2,859
LeCroy *	71,700	358
Lexmark International, Cl A *	32,500	1,220
Littelfuse * (A)	17,830	645
LivePerson *	19,800	128
LTX-Credence *	194,200	672
Manhattan Associates * (A)	105,800	3,063
Mantech International, Cl A * (A)	79,332	3,668
MAXIMUS	27,900	1,671
Meru Networks * (A)	71,264	934
Methode Electronics (A)	159,792	1,622
Micrel	41,100	456
Microsemi * (A)	120,562	1,866
MicroStrategy, Cl A *	36,600	2,820
Mitel Networks * (A)	137,100	1,522
MKS Instruments *	56,125	1,115
ModusLink Global Solutions *	33,317	255
MoneyGram International *	126,800	333
Monotype Imaging Holdings *	79,107	781
Monster Worldwide * (A)	90,200	1,334
Move *	152,603	320
MTS Systems	19,099	559
Multi-Fineline Electronix *	20,550	543
NCR *	70, 400	935
Net 1 UEPS Technologies *	114,046	1,633
Netgear *	78,400	1,781
Netlogic Microsystems *	120,985	3,481
NetSuite *	125,261	1,764
Novatel Wireless * (A)	252,400	1,552

Description	Shares	Market Value ($ Thousands)
Novell *	200,045	$1,166
Nuance Communications * (A)	57,708	983
Omnivision Technologies * (A)	99,300	1,915
Openwave Systems *	73,400	158
Orbotech *	109,800	1,239
OSI Systems *	42,200	1,109
Palm *	69,600	397
Parametric Technology *	42,984	708
Park Electrochemical	77,300	2,000
Parkervision * (A)	376,271	662
Plantronics (A)	34,900	1,045
PMC - Sierra *	160,500	1,300
Power Integrations	64,252	2,183
Progress Software *	74,400	2,376
PROS Holdings *	76,632	507
Quantum *	766,424	1,801
Quest Software *	178,118	3,447
Radisys * (A)	71,700	673
RealNetworks *	60,300	217
Richardson Electronics	25,765	251
RightNow Technologies *	25,541	372
Rogers *	11,936	341
Rosetta Stone *	84,898	2,229
Rubicon Technology * (A)	58,057	1,578
Rudolph Technologies * (A)	96,300	855
Sapient	249,200	2,529
SAVVIS *	85,097	1,596
Scansource * (A)	32,400	835
Seachange International *	183,800	1,535
Sigma Designs * (A)	15,700	164
Silicon Image *	94,000	343
Smith Micro Software *	91,615	902
Solera Holdings	39,293	1,363
Sonic Solutions * (A)	85,631	1,018
Sourcefire * (A)	26,908	555
SRA International, Cl A * (A)	87,827	1,894
SS&C Technologies Holdings *	201,131	3,282
Stamps.com *	15,225	160
Standard Microsystems *	26,671	610
SuccessFactors *	51,550	1,148
Synaptics *	11,900	356
Synchronoss Technologies *	53,654	1,097
SYNNEX * (A)	36,500	976
Synopsys *	27,232	583
Syntel	38,650	1,292
Take-Two Interactive Software *	38,800	449
Taleo, Cl A *	58,280	1,460
Tech Data *	40,900	1,663
Technitrol (A)	53,500	206
Tekelec *	31,114	446
TeleNav *	10,600	89
TeleTech Holdings *	43,300	560
Teradyne *	289,524	3,179
Tessera Technologies * (A)	24,900	433
THQ *	56,211	337
TIBCO Software *	100,700	1,149
TiVo * (A)	17,200	156
TNS * (A)	32,397	623
Trimble Navigation *	79,165	2,274
TriQuint Semiconductor *	92,700	651
TTM T echnologies * (A)	191,400	2,214
Ultra Clean Holdings *	71,300	636

9	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Ultratech *	78,600	$1,096
Unisys *	57,280	1,329
United Online (A)	265,300	1,808
Valueclick *	102,700	1,194
VanceInfo Technologies ADR *	97,399	2,107
Varian Semiconductor Equipment
Associates *	23,600	734
Vasco Data Security International *	15,300	97
Veeco Instruments * (A)	51,038	1,948
VeriFone Holdings *	74,225	1,498
Verigy *	146,827	1,492
Vishay Intertechnology * (A)	31,700	287
VistaPrint * (A)	128,244	5,988
Vocus *	112,111	1,756
Volterra Semiconductor *	13,800	324
Web.com Group *	51,800	196
Websense * (A)	79,700	1,667
Xyratex *	63,974	1,038
Zebra Technologies, Cl A *	31,575	869
Zoran *	229,501	2,217

		254,891

Materials — 4.3%
A. Schulman	60,482	1,344
AEP Industries *	5,300	133
AK Steel Holding	35,375	529
Allied Nevada Gold * (A)	83,800	1,604
AM Castle *	33,269	495
Aptargroup	43,790	1,745
Arch Chemicals	26,418	905
Buckeye Technologies *	109,200	1,323
Bway Holding *	5,300	106
Cabot	14,429	404
Carpenter Technology (A)	34,000	1,323
Century Aluminum *	29,000	305
Coeur d’Alene Mines * (A)	17,600	266
Commercial Metals (A)	85,715	1,334
Crown Holdings *	57,930	1,362
Cytec Industries	19,131	818
Domtar	9,700	594
Eagle Materials (A)	15,000	460
Ferro *	28,606	258
Gammon Gold *	174,700	1,282
General Steel Holdings *	78,857	217
Glatfelter (A)	41,800	485
Globe Specialty Metals *	110,000	1,284
Graham Packaging *	22,000	276
H.B. Fuller	128,258	2,736
Haynes International	29,000	921
Headwaters *	73,275	290
Hecla Mining * (A)	43,500	234
Huntsman	38,278	382
Innophos Holdings	44,300	1,264
Jaguar Mining * (A)	148,200	1,338
Kaiser Aluminum (A)	27,000	1,010
Koppers Holdings	71,322	1,932
Landec *	13,462	83
LSB Industries * (A)	6,000	98
Minerals Technologies	11,300	604
Myers Industries	71,593	643
Nalco Holding	74,360	1,685

Description	Shares	Market Value ($ Thousands)
New Gold * (A)	231,900	$1,408
NewMarket	36,475	3,756
Olin (A)	64,054	1,228
Olympic Steel	23,000	634
OM Group * (A)	54,706	1,633
PolyOne *	102,148	1,020
Quaker Chemical	28,200	779
Rock-Tenn, Cl A	21,100	1,086
Rockwood Holdings *	16,900	438
RTI International Metals *	52,683	1,397
Schweitzer-Mauduit International	37,092	2,047
Sensient Technologies (A)	76,100	2,107
Silgan Holdings	22,076	630
Spartech *	20,790	277
Stepan (A)	14,000	1,010
Universal Stainless & Alloy *	63,000	1,298
US Gold * (A)	70,900	280
Wausau Paper *	25,400	222
Worthington Industries (A)	63,500	935
WR Grace * (A)	129,971	3,331

		57,588

Telecommunication Services — 1.0%
Alaska Communications Systems Group	33,364	276
Atlantic Telegraph-Network (A)	12,100	506
Cbeyond * (A)	40,310	630
Cincinnati Bell *	269,300	856
Consolidated Communications Holdings	27,286	471
Frontier Communications	115,100	915
Global Crossing *	36,200	493
Leap Wireless International * (A)	70,000	1,143
Neutral Tandem * (A)	158,966	2,137
Premiere Global Services *	59,300	473
SBA Communications, Cl A * (A)	127,562	4,213
USA Mobility (A)	92,300	1,300

		13,413

Utilities — 3.3%
AGL Resources	28,212	1,030
Allete (A)	72,440	2,501
Avista (A)	51,300	990
California Water Service Group	14,000	502
Central Vermont Public Service	17,800	357
CH Energy Group	2,100	82
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	87,400	1,143
Cleco	69,000	1,826
El Paso Electric *	184,300	3,653
Empire District Electric (A)	93,192	1,700
Great Plains Energy	79,067	1,388
IDACORP	53,656	1,773
ITC Holdings	29,878	1,575
Laclede Group	6,900	228
Mirant *	32,000	397
New Jersey Resources	2,400	85
Nicor (A)	45,200	1,826
Northwest Natural Gas (A)	13,500	594
NorthWestern (A)	216,881	5,712
Portland General Electric	311,775	5,896

10	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
RRI Energy *	55,200	$244
South Jersey Industries	12,954	569
UGI	60,000	1,568
UIL Holdings	39,800	1,006
Unisource Energy (A)	98,058	3,028
Vectren	81,300	1,874
Westar Energy	80,626	1,774
WGL Holdings (A)	8,300	281

		43,602

Total Common Stock (Cost $1,138,707) ($ Thousands)		1,296,705

PREFERRED STOCK — 0.2%
Consumer Discretionary — 0.1%
Callaway Golf (B)	11,100	1,483

Financials — 0.1%
Grubb & Ellis *	6,600	673

Total Preferred Stock (Cost $1,755) ($ Thousands)		2,156

CONVERTIBLE BONDS — 0.2%
Consumer Discretionary — 0.0%
Eddie Bauer Holdings 5.250%, 04/01/14 (E)	$3,147	252

Energy — 0.2%
Nova Biosource Fuels 10.000%, 09/30/12 (E)	3,332	8
Rentech 4.000%, 04/15/13	1,915	1,283
Scorpio Mining 7.000%, 05/05/11 (G)	887	779

		2,070

Total Convertible Bonds (Cost $3,725) ($ Thousands)		2,322

WARRANTS — 0.0%
Oilsands Quest, Expires 05/12/11 *	247,050	49

Rentech, Expires 04/25/12 * (G)	16,100	2

Titanium Asset Management, Expires 06/21/11 * (G)	122,200	—

Washington Mutual (F)	17,435	5

Total Warrants (Cost $53) ($ Thousands)		56

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
	Number Of Rights
RIGHT — 0.0%
United States — 0.0%
Ligand Pharma, Expires 01/05/12	64,529	$—

Total Right (Cost $0) ($ Thousands)		—

EXCHANGE TRADED FUNDS — 0.0%
Powershares QQQ	7,485	342

Total Exchange Traded Funds (Cost $374) ($ Thousands)		342

AFFILIATED PARTNERSHIP — 17.6%
SEI Liquidity Fund, L.P. 0.240%**†(B)	241,968,446	235,812

Total Affiliated Partnership (Cost $241,968) ($ Thousands)		235,812

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	50,578,993	50,579

Total Cash Equivalent (Cost $50,579) ($ Thousands)		50,579

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bill 0.102%, 06/03/10	$3,329	3,329

Total U.S. Treasury Obligation (Cost $3,329) ($ Thousands)		3,329

Total Investments — 118.8% (Cost $1,440,490) ($ Thousands)		$1,591,301

A summary of the open futures contracts held by the Fund at May 31, 2010,

is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-Mini	513	Jun-2010	$160

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2010

Percentages are based on Net Assets of $1,339,748 ($ Thousands).

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $231,332 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $235,812 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security in default on interest payments.

(F)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(G)	Securities considered restricted. The total value of such securities as of May 31, 2010 was $1,253 ($ Thousands) and represented 0.10% of Net Assets.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

CL — Class

L.P. — Limited Partnership

Amounts designated as “—” are either $0 or have been rounded to $0.

12	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%
Consumer Discretionary — 16.3%
Aaron’s	64,902	$1,297
Abercrombie & Fitch, Cl A	37,683	1,350
Advance Auto Parts	9,880	511
Aeropostale *	71,200	1,973
AFC Enterprises *	62,235	651
American Eagle Outfitters	308,162	4,037
American Greetings, Cl A (A)	33,400	788
AnnTaylor Stores *	27,800	602
Apollo Group, Cl A *	28,800	1,531
Arctic Cat *	68,000	780
Autoliv (A)	46,400	2,204
Barnes & Noble	23,071	467
Bebe Stores	45,936	315
Belo, Cl A	147,440	1,072
Big 5 Sporting Goods (A)	29,244	432
Big Lots * (A)	57,066	2,016
Blyth	5,589	277
Bob Evans Farms (A)	41,100	1,194
BorgWarner *	54,527	2,032
Bridgepoint Education *	178,500	3,850
Brinker International (A)	56,300	1,001
Brown Shoe	105,516	1,760
Brunswick (A)	122,100	2,133
Buckle	11,900	423
Cabela’s * (A)	74,000	1,273
Cablevision Systems, Cl A	26,300	653
California Pizza Kitchen *	4,175	76
Callaway Golf (A)	275,759	2,322
Capella Education * (A)	28,269	2,429
Career Education *	86,106	2,411
Carmike Cinemas *	14,421	160
Carter’s *	164,600	5,030
Cato, Cl A	166,805	3,958
CBS, Cl B	62,000	903
CEC Entertainment * (A)	59,421	2,403
Central European Media Enterprises, Cl A *	6,100	155
Century Casinos *	85,331	195
Charm Communications ADR * (A)	38,600	315
Charming Shoppes *	43,317	197
Cheesecake Factory * (A)	102,546	2,615
Childrens Place Retail Stores *	20,000	943
Chipotle Mexican Grill, Cl A *	2,900	413
Christopher & Banks	78,897	723
Citi Trends * (A)	43,920	1,497
Coinstar *	55,600	2,983
Collective Brands *	37,248	834
Cooper Tire & Rubber	249,752	4,723
Corinthian Colleges *	18,600	249
CPI	3,874	109
Cracker Barrel Old Country
Store (A)	76,924	3,833
CROCS *	206,100	2,133
Dana Holdings *	40,202	436
Darden Restaurants	32,954	1,414
DeVry	1,939	111
Dick’s Sporting Goods * (A)	299,188	8,530
Dillard’s, Cl A (A)	129,380	3,712
DineEquity *	5,066	171
Domino’s Pizza *	44,698	581

Description	Shares	Market Value ($ Thousands)
DR Horton (A)	142,390	$1,736
DreamWorks Animation SKG, Cl A *	56,200	1,669
DSW, Cl A * (A)	55,800	1,611
Eastman Kodak * (A)	759,819	4,285
Entercom Communications, Cl A *	89,929	1,124
Ethan Allen Interiors	56,801	1,147
Expedia	119,400	2,574
Express *	74,300	1,062
Family Dollar Stores (A)	51,500	2,098
Focus Media Holding ADR * (A)	160,160	2,513
Foot Locker	274,511	4,093
Fossil *	21,178	794
GameStop, Cl A *	163,139	3,718
Gannett (A)	249,457	3,877
Gaylord Entertainment *	72,000	1,914
Genesco *	93,060	2,896
Gentex (A)	229,017	4,507
Goodyear Tire & Rubber *	48,115	572
Grand Canyon Education * (A)	182,699	4,487
Group 1 Automotive * (A)	63,810	1,815
H&R Block	147,622	2,374
Hanesbrands *	139,440	3,804
Harley-Davidson	62,260	1,881
hhgregg *	45,749	1,373
Hibbett Sports * (A)	63,662	1,641
Hillenbrand	39,800	967
Home Inns & Hotels Management ADR *	37,400	1,424
HOT Topic	280,000	1,557
HSN *	40,297	1,086
Hyatt Hotels, Cl A *	62,550	2,531
Iconix Brand Group *	32,000	520
Interactive Data	11,000	358
International Game Technology	89,112	1,744
International Speedway, Cl A	33,006	920
Interpublic Group *	511,239	4,269
J Crew Group *	64,610	2,949
Jakks Pacific *	42,270	626
Jarden	198,225	5,770
Jo-Ann Stores *	32,601	1,489
John Wiley & Sons, Cl A	6,900	273
Jones Apparel Group	183,150	3,597
Journal Communications, Cl A *	29,166	147
Las Vegas Sands *	55,700	1,308
La-Z-Boy, Cl Z *	18,470	219
Leggett & Platt	152,000	3,539
Lennar, Cl A	46,900	811
Liberty Global *	7,689	197
Life Time Fitness * (A)	55,022	2,042
Limited Brands	13,068	325
Lin TV, Cl A *	11,300	74
Lincoln Educational Services *	67,100	1,599
Live Nation *	556,375	6,805
Liz Claiborne *	123,625	758
LKQ *	86,100	1,586
Maidenform Brands *	8,383	194
MarineMax *	32,457	328
Marriott International, Cl A	36,200	1,211
Men’s Wearhouse	37,804	822
Meredith	14,000	470
Meritage Homes *	99,055	2,118
National American University Holdings	170,684	1,365
National CineMedia	311,775	5,453

1	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Navitas	301,047	$1,222
NetFlix *	17,300	1,923
New York Times, Cl A *	35,500	329
NutriSystem	19,400	432
NVR *	2,721	1,865
O’Charleys *	16,994	127
Office Depot *	215,470	1,250
OfficeMax * (A)	96,320	1,717
Oxford Industries	17,934	374
Penn National Gaming *	218,402	5,591
Penske Auto Group *	62,900	821
Perry Ellis International *	7,652	184
PetSmart (A)	254,739	8,090
PF Chang’s China Bistro	6,264	272
Phillips-Van Heusen	76,662	4,196
Polaris Industries	61,425	3,606
Pool (A)	66,900	1,605
Pre-Paid Legal Services * (A)	9,200	426
priceline.com *	2,865	548
Pulte Homes *	269,675	3,004
RadioShack	116,200	2,375
RC2 *	165,730	3,082
Red Robin Gourmet Burgers * (A)	50,328	1,037
Regal Entertainment Group, Cl A	130,597	1,990
Regis (A)	148,269	2,727
Rent-A-Center, Cl A *	81,865	1,983
Retail Ventures *	9,884	100
Ross Stores	12,436	652
Royal Caribbean Cruises *	11,100	322
Ruby Tuesday *	79,800	859
Ryland Group (A)	144,280	2,684
Saks *	422,705	3,880
Scholastic	83,038	2,171
Scientific Games, Cl A *	526,749	5,383
Scripps Networks Interactive, Cl A	13,900	628
Service International	66,200	565
Shutterfly *	63,298	1,462
Signet Jewelers *	4,677	145
Sinclair Broadcast Group, Cl A * (A)	93,100	618
Sonic * (A)	128,160	1,352
Sonic Automotive, Cl A *	20,500	203
Sotheby’s (A)	59,810	1,944
Spectrum Group International *	3,929	8
Stage Stores	95,604	1,355
Starwood Hotels & Resorts
Worldwide	77,852	3,601
Stein Mart *	16,724	133
Steiner Leisure *	54,100	2,245
Strayer Education	14,000	3,360
Systemax	13,442	259
Talbots *	170,160	2,559
Tempur-Pedic International * (A)	94,069	3,123
Tenneco *	129,137	2,862
Texas Roadhouse, Cl A * (A)	33,100	483
Tractor Supply (A)	45,336	3,072
True Religion Apparel *	62,837	1,735
TRW Automotive Holdings *	82,852	2,492
Tupperware Brands	33,122	1,407
Warnaco Group *	11,380	484
Wendy’s, Cl A	154,400	696
Westport Innovations *	118,255	1,929
Whirlpool (A)	27,400	2,862
Williams-Sonoma (A)	111,030	3,318

Description	Shares	Market Value ($ Thousands)
Winnebago Industries * (A)	125,390	$1,521
WMS Industries *	90,186	4,178
Wyndham Worldwide (A)	102,440	2,418
Zumiez * (A)	209,141	3,580

		335,626

Consumer Staples — 3.4%
Alliance One International *	65,400	273
American Italian Pasta, Cl A *	14,603	568
Andersons	8,200	268
Avon Products	38,469	1,019
BJ’s Wholesale Club *	91,155	3,653
Brown-Forman, Cl B	37,784	2,095
Cal-Maine Foods (A)	31,900	1,033
Casey’s General Stores	39,738	1,465
Central European Distribution * (A)	40,310	1,030
Central Garden and Pet, Cl A *	66,227	626
Central Garden and Pet *	73,524	739
China-Biotics * (A)	106,500	1,525
Chiquita Brands International * (A)	91,010	1,124
Constellation Brands, Cl A *	99,916	1,665
Corn Products International	46,890	1,564
Cosan Industria e Comercio
(Brazil) *	135,100	1,537
Cullen Agricultural Holding *	38,000	257
Dean Foods *	388,936	4,142
Del Monte Foods	290,830	4,240
Diamond Foods	12,211	506
Dole Food *	67,698	619
Elizabeth Arden *	7,862	134
Estee Lauder, Cl A	12,156	708
Flowers Foods	18,800	465
Fresh Del Monte Produce *	48,300	966
Great Atlantic & Pacific Tea *	55,300	298
Green Mountain Coffee Roasters * (A)	119,900	2,836
Hansen Natural *	15,600	609
Herbalife	68,940	3,113
Hormel Foods	20,700	824
Kulim Malaysia	690,700	1,534
Lance (A)	91,700	1,770
McCormick	48,014	1,852
Mead Johnson Nutrition, Cl A	27,600	1,361
Molson Coors Brewing, Cl B	50,238	2,062
Nash Finch	10,552	381
NBTY *	55,200	1,890
Nu Skin Enterprises, Cl A	6,446	186
Nutraceutical International *	8,408	119
Pantry *	115,051	1,759
Prestige Brands Holdings *	193,033	1,490
Rite Aid *	457,179	526
Ruddick	35,200	1,162
Sanderson Farms	56,371	3,092
Sara Lee (A)	171,300	2,427
Saskatchewan Wheat Pool, Cl Common Subscription Recei *	188,800	1,372
Supervalu	94,000	1,266
TreeHouse Foods * (A)	47,573	2,193
Village Super Market, Cl A	3,068	83
Weis Markets	17,700	598
Whole Foods Market *	10,918	441

2	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Winn-Dixie Stores *	40,735	$456

		67,921

Energy — 4.4%
Atwood Oceanics *	32,900	893
Berry Petroleum, Cl A (A)	108,437	3,333
BPZ Resources * (A)	332,500	1,702
Brigham Exploration *	88,200	1,515
Cal Dive International *	14,264	79
Carrizo Oil & Gas * (A)	48,624	863
Cimarex Energy	1,736	128
Clayton Williams Energy *	33,842	1,536
Complete Production Services *	8,551	111
Concho Resources * (A)	24,153	1,257
Contango Oil & Gas *	2,433	122
CVR Energy *	238,700	1,805
Dresser-Rand Group * (A)	245,774	7,823
Ensco International ADR	9,422	352
Exterran Holdings *	113,606	2,897
Frontier Oil	91,748	1,276
Goodrich Petroleum *	134,227	1,643
Gulfmark Offshore, Cl A *	6,177	161
Gulfport Energy *	100,874	1,325
Helix Energy Solutions Group * (A)	205,369	2,237
Hornbeck Offshore Services *	85,756	1,310
Key Energy Services * (A)	535,164	5,116
Kinder Morgan Escrow *	24,428	—
Lufkin Industries	28,832	2,299
Murphy Oil	39,509	2,109
Nabors Industries *	111,739	2,126
Newfield Exploration *	35,270	1,836
Newpark Resources *	47,280	304
Nordic American Tanker
Shipping	34,900	991
Northern Oil And Gas * (A)	93,500	1,349
Oil States International *	5,737	224
Oilsands Quest * (A)	1,723,200	1,239
Oilsands Quest Private Placement *	304,800	219
Overseas Shipholding Group (A)	110,330	4,269
Patterson-UTI Energy	31,400	441
PetroHawk Energy *	78,364	1,507
Petroleum Development *	9,488	195
Pioneer Natural Resources	34,269	2,183
Quicksilver Resources *	7,503	92
Range Resources (A)	72,823	3,273
Rosetta Resources *	49,600	1,088
SEACOR Holdings *	13,912	1,015
Ship Finance International	13,100	237
Southern Union	4,786	104
Southwestern Energy *	26,498	997
Spectra Energy	103,920	2,079
Stone Energy *	18,726	251
Sunoco	89,145	2,663
Swift Energy * (A)	126,461	3,497
T-3 Energy Services, Cl 3 * (A)	51,915	1,385
Teekay	48,412	1,222
Tesoro (A)	125,913	1,473
Tetra Technologies *	28,850	290
Tidewater (A)	57,124	2,388
Unit *	13,118	536
USEC * (A)	61,099	323
Venoco *	72,946	1,056
W&T Offshore (A)	199,400	1,942

Description	Shares	Market Value ($ Thousands)
Western Refining * (A)	88,000	$463
Whiting Petroleum * (A)	54,267	4,543
Willbros Group * (A)	71,241	662
World Fuel Services	180,500	4,698

		95,052

Financials — 17.0%
1st Source	800	15
Advance America Cash Advance Centers	104,300	504
Affiliated Managers Group * (A)	66,610	4,773
Alexander’s ‡	1,037	336
Alexandria Real Estate Equities ‡	5,406	355
Allied World Assurance Holdings	40,600	1,823
AMB Property ‡ (A)	91,650	2,377
American Capital Agency ‡	18,267	480
American Financial Group	164,635	4,593
AmeriCredit *	10,954	237
Ameriprise Financial	85,057	3,384
Annaly Capital Management ‡	65,700	1,114
Anworth Mortgage Asset ‡ (A)	248,000	1,681
Apartment Investment & Management, Cl A ‡ (A)	83,458	1,722
Apollo Investments *	18,133	189
Arch Capital Group * (A)	40,816	3,001
Ares Capital	8,677	117
Aspen Insurance Holdings	42,000	1,061
Associated Banc (A)	126,200	1,695
Assured Guaranty (A)	109,990	1,848
AvalonBay Communities ‡ (A)	32,763	3,213
Axis Capital Holdings	8,700	265
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,036
Bancorpsouth	54,565	1,058
Bank Mutual	25,400	163
BGC Partners, Cl A	146,161	910
BioMed Realty Trust ‡ (A)	65,700	1,118
BlackRock, Cl A	1,859	312
Boston Private Financial Holdings	54,938	402
Boston Properties ‡ (A)	82,333	6,313
Brandywine Realty Trust ‡	64,775	751
Brasil Brokers Participacoes	337,600	1,103
Calamos Asset Management, Cl A	9,636	106
CapitalSource	486,090	2,207
Capstead Mortgage ‡ (A)	172,100	1,965
Cardinal Financial	239,884	2,519
Cardtronics *	182,314	2,361
CB Richard Ellis Group, Cl A *	173,908	2,753
CBL & Associates Properties ‡	74,039	1,058
Cedar Shopping Centers ‡	145,000	996
Chemical Financial	20,942	507
Cincinnati Financial (A)	31,800	865
City National	3,800	219
CNA Financial * (A)	90,700	2,365
CNA Surety *	8,258	136
Colonial Properties Trust ‡ (A)	102,050	1,539
Comerica	67,761	2,582
Commerce Bancshares	1	—
Community Bank System	11,393	260
Corporate Office Properties
Trust ‡ (A)	36,100	1,369
Cowen Group, Cl A *	354,700	1,681
CreXus Investment ‡	62,200	810
CVB Financial	53,000	526
Delphi Financial Group, Cl A	15,500	403

3	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Developers Diversified Realty ‡ (A)	163,703	$1,873
DiamondRock Hospitality ‡	207,394	1,896
Digital Realty Trust ‡ (A)	27,650	1,574
Dime Community Bancshares	16,322	208
Dollar Financial * (A)	63,000	1,273
Douglas Emmett ‡ (A)	59,850	927
Duff & Phelps, Cl A	78,655	1,061
DuPont Fabros Technology ‡	11,595	296
E*Trade Financial *	345,100	511
Eaton Vance	41,747	1,248
Education Realty Trust ‡	404,739	2,574
EMC Insurance Group	13,767	307
Employers Holdings	190,224	3,034
Endurance Specialty Holdings	108,045	4,008
Equity Lifestyle Properties ‡	5,222	271
Equity One ‡	108,824	1,869
Equity Residential ‡	103,700	4,680
Essex Property Trust ‡ (A)	27,050	2,846
Evercore Partners, Cl A	7,133	232
Everest Re Group	22,700	1,650
Extra Space Storage ‡	49,750	748
Ezcorp, Cl A *	39,572	724
FBL Financial Group, Cl A	4,420	108
Federal Realty Investment Trust ‡ (A)	47,440	3,496
Federated Investors, Cl B	148,479	3,298
Fifth Third Bancorp	165,808	2,154
Financial Engines *	74,186	1,131
First Bancorp	164,748	219
First Community Bancshares	4,459	72
First Financial Bancorp (A)	233,460	3,711
First Horizon National *	183,451	2,284
First Mercury Financial	10,642	130
First Niagara Financial Group	24,200	320
First Potomac Realty Trust ‡	73,700	1,083
FirstMerit	56,627	1,056
Flushing Financial	193,600	2,621
Forestar Group *	8,902	163
General Shopping Brasil (Brazil) *	201,300	772
Genworth Financial, Cl A *	98,169	1,530
Getty Realty ‡	8,920	199
GFI Group	157,800	955
Glimcher Realty Trust ‡	21,001	146
Gluskin Sheff + Associates	41,800	702
Gramercy Capital ‡ *	15,800	25
Greenlight Capital Re, Cl A *	7,685	186
Grubb & Ellis * (A)	308,560	448
Hancock Holding (A)	93,409	3,571
Hanover Insurance Group (A)	99,808	4,342
Hatteras Financial ‡	24,100	668
HCP ‡ (A)	117,200	3,734
Health Care REIT ‡ (A)	54,217	2,336
Healthcare Realty Trust ‡	42,150	967
Hercules Technology Growth Capital	94,618	834
Highwoods Properties ‡ (A)	62,000	1,827
Horace Mann Educators	135,085	2,076
Hospitality Properties Trust ‡	101,300	2,279
Host Hotels & Resorts ‡ (A)	291,214	4,153
HRPT Properties Trust ‡	434,071	2,913
Hudson City Bancorp	107,858	1,360
Hudson Valley Holding	44,960	1,075
Huntington Bancshares (A)	371,600	2,289
Iberiabank	24,289	1,334
Independent Bank	8,829	214

Description	Shares	Market Value ($ Thousands)
Infinity Property & Casualty	59,390	$2,779
Inland Real Estate ‡	123,251	1,027
International Bancshares (A)	71,865	1,419
Investors Bancorp *	10,312	141
Investors Real Estate Trust ‡ (A)	133,500	1,165
Jefferies Group	13,200	308
Jones Lang LaSalle	67,157	5,011
Keycorp	253,750	2,035
Kilroy Realty ‡	17,400	572
Kimco Realty ‡	21,900	313
Kite Realty Group Trust ‡	22,941	112
Knight Capital Group, Cl A *	87,740	1,282
Lazard, Cl A	39,400	1,243
Lexington Realty Trust ‡ (A)	231,662	1,439
Liberty Property Trust ‡	74,012	2,280
LTC Properties ‡	22,000	565
M&T Bank	2,300	182
Macerich ‡ (A)	101,069	4,180
Mack-Cali Realty ‡	77,875	2,568
MarketAxess Holdings	314,941	4,649
MB Financial	42,000	918
Meadowbrook Insurance Group	184,100	1,600
Medical Properties Trust ‡	319,300	3,049
MFA Mortgage Investments ‡	630,994	4,625
MGIC Investment * (A)	254,256	2,380
Mid-America Apartment Communities ‡	28,281	1,545
Montpelier Re Holdings	75,900	1,185
MSCI, Cl A *	75,497	2,239
National Health Investors ‡	6,806	280
National Penn Bancshares (A)	436,406	3,050
National Retail Properties ‡ (A)	68,493	1,505
Nationwide Health Properties ‡	75,374	2,675
Nelnet, Cl A	78,800	1,560
New York Community Bancorp	31,399	504
NewAlliance Bancshares	56,848	669
NorthStar Realty Finance ‡	81,624	257
NYSE Euronext	9,425	270
Old National Bancorp	20,000	230
Old Republic International	12,078	167
Omega Healthcare Investors ‡	14,088	280
Oriental Financial Group (A)	50,000	684
PacWest Bancorp	77,775	1,621
PartnerRe	41,771	3,047
Pennsylvania Real Estate Investment Trust ‡ (A)	80,672	1,112
People’s United Financial	170,108	2,376
PHH *	71,398	1,574
Platinum Underwriters Holdings (A)	90,235	3,322
Plum Creek Timber ‡	7,900	277
Popular	80,693	245
Post Properties ‡	54,958	1,378
PrivateBancorp, Cl A (A)	64,640	856
ProAssurance *	75,653	4,453
ProLogis ‡ (A)	47,750	543
Prosperity Bancshares	14,976	540
Protective Life	29,479	634
PS Business Parks ‡	11,237	606
Public Storage ‡ (A)	42,854	3,972
Radian Group (A)	306,912	3,155
RAIT Financial Trust ‡ * (A)	69,000	173
Raymond James Financial	66,500	1,880
Rayonier ‡	8,107	364
Redwood Trust ‡	103,030	1,565

4	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Regency Centers ‡ (A)	43,550	$1,600
Regions Financial (A)	118,700	906
Reinsurance Group of America, Cl A	100,054	4,700
Republic Bancorp, Cl A (A)	25,594	592
S&T Bancorp	23,500	507
Selective Insurance Group	43,800	683
Senior Housing Properties Trust ‡ (A)	102,785	2,142
Signature Bank NY *	47,564	1,800
Simmons First National, Cl A	5,214	137
Simon Property Group ‡ (A)	54,129	4,603
SL Green Realty ‡	32,250	2,009
Sovran Self Storage ‡	19,100	688
StanCorp Financial Group (A)	43,804	1,874
Stewart Information Services	6,200	66
Stifel Financial * (A)	38,491	1,950
Sun Communities ‡	5,473	162
Sunstone Hotel Investors ‡ * (A)	355,123	3,917
Susquehanna Bancshares (A)	239,204	2,098
SVB Financial Group *	46,280	2,076
SWS Group	41,300	415
Synovus Financial	978,570	2,897
Tanger Factory Outlet Centers ‡	3,405	142
Taubman Centers ‡ (A)	35,150	1,423
TD Ameritrade Holding *	98,724	1,750
TFS Financial	16,800	223
Titanium Asset Management * (F)	105,000	308
Titanium Asset Management *	42,000	105
Tower Group	45,411	995
Transatlantic Holdings	16,056	755
Trustco Bank	112,300	700
Trustmark (A)	74,778	1,673
Umpqua Holdings	41,308	519
Unitrin	78,100	2,085
Unum Group	176,363	4,074
Uranium Participation *	259,700	1,400
U-Store-It Trust ‡ (A)	199,365	1,639
Validus Holdings	44,312	1,089
Value Creation * (F)	85,600	81
Ventas ‡ (A)	50,840	2,387
Vornado Realty Trust ‡ (A)	16,091	1,250
Waddell & Reed Financial, Cl A	9,848	264
Washington Federal	48,800	843
Weingarten Realty Investors ‡	42,856	894
Westamerica Bancorporation	8,200	456
Western Alliance Bancorp * (A)	246,785	1,987
White Mountains Insurance Group	2,900	948
Whitney Holding (A)	266,158	3,154
Willis Group Holdings	69,814	2,138
Winthrop Realty Trust ‡	11,191	143
World Acceptance * (A)	91,977	3,286
WR Berkley	39,600	1,080
XL Capital, Cl A	18,500	326
Zions Bancorporation (A)	273,430	6,549

		348,890

Health Care — 11.8%
Abaxis *	40,218	905
Acadia Pharmaceuticals *	377,800	506
Accretive Health *	39,200	508
Achillion Pharmaceuticals *	245,072	544
Acorda Therapeutics *	123,911	4,260
Affymax *	56,200	1,237

Description	Shares	Market Value ($ Thousands)
Albany Molecular Research *	26,300	$169
Alexion Pharmaceuticals *	45,625	2,283
Align Technology * (A)	204,706	3,054
Alkermes * (A)	123,931	1,407
Allergan	8,500	512
Allscripts-Misys Healthcare Solutions *	63,100	1,187
AMAG Pharmaceuticals * (A)	25,500	812
American Medical Systems Holdings * (A)	119,499	2,696
AMERIGROUP * (A)	73,865	2,653
AmerisourceBergen (A)	131,977	4,128
AMN Healthcare Services *	20,430	170
Amsurg, Cl A * (A)	167,086	3,308
Analogic	5,005	216
Angiodynamics *	23,129	342
Arena Pharmaceuticals * (A)	374,145	1,152
Arqule *	31,612	193
athenahealth *	103,230	2,556
Auxilium Pharmaceuticals * (A)	128,540	3,699
Beckman Coulter	24,853	1,428
BioMarin Pharmaceutical * (A)	80,057	1,563
Biovail	277,710	4,168
Brookdale Senior Living *	96,700	1,701
Bruker *	18,900	241
Cadence Pharmaceuticals * (A)	123,560	980
Catalyst Health Solutions *	96,155	3,682
Celera *	26,849	190
Cephalon * (A)	16,800	989
Cepheid * (A)	60,251	1,077
Charles River Laboratories International *	33,851	1,135
Chemed	21,077	1,199
Codexis * (A)	42,300	437
Community Health Systems *	17,579	685
Conceptus * (A)	216,960	3,621
Conmed *	29,892	581
Cooper	71,166	2,623
Corvel *	1,462	52
Covance *	53,325	2,814
Coventry Health Care *	80,270	1,662
Cubist Pharmaceuticals * (A)	79,254	1,704
Cyberonics *	83,290	1,463
Dendreon * (A)	48,501	2,105
Dentsply International	63,300	2,053
Eclipsys *	5,279	101
Emergency Medical Services, Cl A *	23,595	1,264
Emergent Biosolutions *	10,534	166
Endo Pharmaceuticals Holdings *	93,357	1,955
Ensign Group (A)	54,254	989
eResearch Technology *	22,144	176
ev3 *	205,000	3,879
Exelixis *	25,137	130
Forest Laboratories *	56,400	1,460
Genomic Health *	5,555	83
Genoptix *	44,525	1,187
Gen-Probe *	89,195	3,921
Health Management Associates, Cl A * (A)	222,189	2,066
Health Net *	149,735	3,691
Healthsouth * (A)	88,250	1,753
HeartWare International *	36,537	2,161
Henry Schein *	27,859	1,572
Hill-Rom Holdings	97,639	2,722

5	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Hologic *	33,590	$500
Hospira *	1,551	81
Human Genome Sciences * (A)	69,995	1,733
Humana *	40,759	1,877
ICON ADR *	66,560	1,851
ICU Medical *	36,755	1,169
Idexx Laboratories *	25,300	1,600
Impax Laboratories *	19,401	409
Incyte * (A)	408,640	5,267
Inspire Pharmaceuticals *	125,800	715
Integra LifeSciences Holdings *	3,708	146
Intuitive Surgical *	2,585	834
inVentiv Health *	14,909	372
Inverness Medical Innovations *	54,083	1,883
Kendle International *	22,698	320
Kensey Nash *	19,313	446
Kindred Healthcare *	36,998	574
Kinetic Concepts * (A)	67,622	2,799
King Pharmaceuticals * (A)	496,238	4,302
LHC Group * (A)	136,303	4,198
LifePoint Hospitals *	53,200	1,888
Lincare Holdings (A)	87,610	4,102
Magellan Health Services *	49,425	2,011
Martek Biosciences *	10,296	192
MedAssets *	147,321	3,343
Medicines *	271,600	2,283
Medicis Pharmaceutical, Cl A	15,856	368
Mednax *	73,735	4,170
Meridian Bioscience	35,400	619
Millipore *	2,836	301
MWI Veterinary Supply *	53,845	2,639
Mylan Laboratories *	136,529	2,654
Myriad Genetics *	86,245	1,574
Nabi Biopharmaceuticals *	32,675	179
Nektar Therapeutics *	10,180	124
Neogen * (A)	35,115	903
NPS Pharmaceuticals *	32,967	217
NuVasive * (A)	104,985	4,123
Omnicell *	152,864	2,003
Onyx Pharmaceuticals *	184,650	4,116
OraSure Technologies *	12,396	56
Osiris Therapeutics *	11,698	72
Owens & Minor (A)	107,615	3,214
Par Pharmaceutical *	60,402	1,677
Parexel International * (A)	149,750	3,340
Patterson	33,012	981
PDL BioPharma (A)	301,287	1,618
PerkinElmer	195,291	4,431
Perrigo	36,400	2,163
Pharmaceutical Product
Development	188,070	5,048
Pharmasset *	36,600	1,078
PSS World Medical *	82,720	1,895
Quality Systems	48,320	2,853
Questcor Pharmaceuticals *	19,051	180
Quidel * (A)	122,300	1,431
Regeneron Pharmaceuticals * (A)	84,500	2,414
RehabCare Group *	82,840	2,410
Res-Care *	112,500	1,266
ResMed *	10,825	681
Rigel Pharmaceuticals * (A)	376,400	2,454
Salix Pharmaceuticals *	50,965	1,831
Sciclone Pharmaceuticals *	36,589	127
Seattle Genetics * (A)	111,940	1,481
Sirona Dental Systems *	38,840	1,374

Description	Shares	Market Value ($ Thousands)
STERIS	3,578	$114
SXC Health Solutions *	72,390	5,325
Symmetry Medical *	26,048	284
Synta Pharmaceuticals *	33,562	105
Team Health Holdings * (A)	85,530	1,096
Techne	53,395	3,233
Teleflex	42,475	2,382
Theravance *	56,890	723
Thoratec * (A)	39,031	1,712
United Therapeutics * (A)	35,317	1,809
Universal Health Services, Cl B (A)	74,004	3,136
Valeant Pharmaceuticals
International *	15,989	743
Vertex Pharmaceuticals *	31,900	1,104
Vical *	39,649	132
Viropharma *	28,500	347
Virtual Radiologic *	6,438	109
Vital Images *	50,904	698
Volcano * (A)	123,980	2,751
Waters *	8,025	549
Zymogenetics *	26,102	121

		245,359

Industrials — 15.0%
AAR *	24,607	485
ABM Industries (A)	54,489	1,170
ACCO Brands *	96,500	681
Actuant, Cl A (A)	76,212	1,541
Acuity Brands (A)	116,962	4,810
Advisory Board *	59,700	2,216
Aecom Technology *	64,066	1,626
Aegean Marine Petroleum
Network (A)	63,258	1,457
AerCap Holdings *	88,100	1,056
Aircastle	24,100	237
Alaska Air Group *	44,498	2,078
Alexander & Baldwin	14,037	452
Allegiant Travel, Cl A (A)	47,943	2,651
Alliant Techsystems *	23,363	1,607
Ametek	43,957	1,785
AO Smith (A)	30,900	1,440
Apogee Enterprises	49,100	671
Applied Industrial Technologies	52,100	1,437
Arkansas Best	8,900	208
ArvinMeritor * (A)	316,583	4,603
ATC Technology *	61,850	1,157
Atlas Air Worldwide Holdings *	63,217	3,305
Avery Dennison	60,360	2,063
Avis Budget Group *	22,750	270
Baldor Electric	52,623	1,891
Barnes Group	98,000	1,835
BE Aerospace *	148,311	4,022
Beacon Roofing Supply * (A)	187,700	3,942
Belden	65,474	1,696
Brady, Cl A	44,151	1,284
Briggs & Stratton	97,215	2,006
Bucyrus International, Cl A	55,000	2,946
C.H. Robinson Worldwide	22,616	1,314
Carlisle	100,240	3,898
Cenveo *	41,900	309
Cintas	99,361	2,583
Clean Harbors *	54,439	3,451
Columbus McKinnon *	21,815	357
Consolidated Graphics * (A)	63,023	2,895

6	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Continental Airlines, Cl B * (A)	194,139	$4,096
Con-way	3,242	110
Copa Holdings, Cl A	43,790	2,234
Copart *	114,876	4,124
Corporate Executive Board	76,500	2,478
Corrections of America * (A)	231,280	4,603
CoStar Group * (A)	130,898	5,337
Courier	32,275	511
CRA International *	78,700	1,749
Crane	69,787	2,270
Cubic	25,888	942
Deluxe (A)	93,202	2,001
Douglas Dynamics *	144,100	1,708
Dover	48,774	2,189
Dycom Industries *	258,951	2,558
EMCOR Group *	185,797	4,639
EnerSys *	6,435	145
Ennis	17,942	316
EnPro Industries * (A)	43,700	1,380
Esterline Technologies *	32,918	1,766
Fastenal	31,527	1,590
Fluor	39,607	1,858
Force Protection *	350,100	1,556
Franklin Electric	4,473	130
G&K Services, Cl A	55,150	1,334
Gardner Denver	210,061	9,566
GATX	10,600	306
GenCorp *	22,000	114
GeoEye * (A)	99,713	3,168
Graham	50,077	836
Great Lakes Dredge & Dock	489,275	2,850
H&E Equipment Services *	113,200	1,131
Hertz Global Holdings *	133,600	1,518
Hexcel *	53,041	847
HNI	15,311	469
Horizon Lines, Cl A	296,784	1,211
Hubbell, Cl B	14,991	639
ICF International * (A)	83,872	1,881
IDEX	33,912	1,036
IHS, Cl A *	149,224	7,724
Interface, Cl A	288,206	3,397
Interline Brands *	11,978	238
ITT	11,329	547
Jacobs Engineering Group *	9,944	415
JB Hunt Transport Services (A)	159,617	5,512
Joy Global	42,900	2,188
Kadant *	65,361	1,276
Kaman	13,404	328
Kaydon	52,617	1,975
KBR	17,500	385
Kirby * (A)	36,400	1,435
Knoll	153,810	2,275
Kratos Defense & Security Solutions *	132,526	1,625
Landstar System	71,945	3,017
Lincoln Electric Holdings	12,959	723
Localiza Rent a Car	179,000	1,858
Manitowoc (A)	183,429	2,188
Manpower	45,900	2,098
Mcgrath Rentcorp	4,824	113
Michael Baker *	43,400	1,574
Mine Safety Appliances	28,000	766
Mueller Industries	39,900	1,058
Mueller Water Products, Cl A (A)	432,112	1,871
MYR Group * (A)	60,630	1,000

Description	Shares	Market Value ($ Thousands)
Navistar International *	43,487	$2,356
NN *	85,100	527
Old Dominion Freight Line *	116,706	4,159
Orbital Sciences *	5,449	87
Oshkosh Truck *	65,131	2,314
Owens Corning *	42,100	1,403
Paccar	50,767	2,081
Pitney Bowes	91,764	2,078
PowerSecure International * (A)	126,541	1,196
Quanta Services *	48,530	1,006
Regal-Beloit	50,420	3,040
Resources Connection *	276,598	4,464
Ritchie Bros Auctioneers	165,165	3,366
Rockwell Collins	25,745	1,502
RR Donnelley & Sons	115,510	2,213
RSC Holdings * (A)	176,200	1,288
Rush Enterprises, Cl A * (A)	249,682	3,793
Ryder System	17,100	768
School Specialty *	56,401	1,212
SFN Group *	37,513	287
Shaw Group *	19,843	677
Skywest	49,700	729
Spirit Aerosystems Holdings, Cl A *	199,976	3,896
Standard Parking *	173,195	2,686
Standard Register	28,668	114
Standex International	6,106	159
Stericycle * (A)	13,469	790
SYKES Enterprises * (A)	439,033	7,578
TAL International Group (A)	69,300	1,663
Teledyne Technologies *	46,087	1,812
Terex *	74,903	1,630
Tetra Tech *	219,610	4,978
Textainer Group Holdings (A)	76,400	1,875
Thomas & Betts *	54,970	2,107
Timken	110,254	3,174
Toro	3,508	188
Towers Watson, Cl A	51,265	2,358
TransDigm Group	59,690	3,149
Trex * (A)	119,570	2,719
Trinity Industries (A)	70,830	1,548
Triumph Group	21,080	1,463
Tutor Perini *	15,100	337
Twin Disc	6,858	88
UAL *	89,392	1,789
United Rentals *	17,858	217
United Stationers *	30,557	1,785
URS *	37,183	1,658
US Airways Group *	185,030	1,634
US Ecology	6,595	93
UTi Worldwide	81,900	1,184
Vitran, Cl A *	134,810	1,903
Wabash National * (A)	187,980	1,346
Wabtec	69,475	3,012
Watsco	13,800	808
Watts Water Technologies, Cl A	37,566	1,217
Werner Enterprises	38,800	875
WESCO International *	218,319	8,165
WW Grainger	2,015	205

		306,966

Information Technology — 18.9%
ADC Telecommunications * (A)	187,719	1,550
Advanced Analogic Technologies *	435,832	1,508

7	SEI Institutional Investments Trust/Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Advent Software *	42,682	$1,846
Agilysys	9,293	63
Akamai Technologies * (A)	80,260	3,188
Alliance Data Systems *	83,600	5,907
Amkor Technology *	75,300	513
Analog Devices	77,781	2,269
Ancestry.com * (A)	117,343	1,980
Ansys *	40,400	1,767
AOL *	73,845	1,523
Applied Micro Circuits * (A)	240,960	2,657
Arris Group *	151,452	1,661
Arrow Electronics *	26,299	717
Art Technology Group *	797,543	2,983
AsiaInfo Holdings *	44,100	945
Atheros Communications * (A)	73,251	2,491
Atmel *	771,362	3,938
ATMI * (A)	119,947	1,943
Avnet *	63,031	1,810
Baidu ADR * (A)	16,149	1,182
Benchmark Electronics * (A)	141,000	2,606
Black Box	24,000	708
Blackboard *	71,390	2,858
Blue Coat Systems *	64,100	1,376
Bottomline Technologies *	15,997	262
Brightpoint *	250,872	1,864
Broadridge Financial Solutions	15,556	297
Brocade Communications Systems *	909,305	4,956
Cabot Microelectronics * (A)	48,000	1,762
CACI International, Cl A *	29,368	1,358
Celestica *	149,720	1,394
Ceragon Networks *	101,834	850
Ceva *	233,850	2,717
Checkpoint Systems *	49,404	984
Ciber *	148,735	443
Cognex	21,800	416
Cogo Group *	28,800	195
Coherent *	57,813	2,041
CommScope *	121,370	3,423
Computer Sciences	45,014	2,250
Compuware *	11,899	97
Comtech Telecommunications *	124,288	3,581
Comverse Technology *	177,900	1,519
Concur Technologies * (A)	81,729	3,457
Convergys *	118,100	1,290
Cree *	9,664	641
CSG Systems International *	32,324	663
CTS	127,190	1,339
Cymer *	52,015	1,575
Cypress Semiconductor * (A)	165,900	1,890
Daktronics	22,500	189
DealerTrack Holdings * (A)	83,165	1,333
DG FastChannel *	46,231	1,963
Diebold	178,298	5,167
Digital River *	81,464	2,244
Diodes * (A)	84,429	1,668
Dolby Laboratories, Cl A * (A)	40,946	2,703
DSP Group *	45,099	305
DST Systems	14,600	560
DTS *	110,220	3,641
Earthlink	61,800	531
EF Johnson Technologies *	85,200	85
Electronics for Imaging *	27,753	309
Emulex *	212,177	2,224
Entegris *	317,995	1,717

Description	Shares	Market Value ($ Thousands)
Entropic Communications *	238,682	$1,275
Equinix * (A)	65,495	6,026
Euronet Worldwide *	229,320	3,016
F5 Networks *	5,500	387
Factset Research Systems (A)	18,189	1,238
Fairchild Semiconductor International, Cl A * (A)	564,834	5,648
Finisar * (A)	156,130	2,373
FLIR Systems *	24,080	686
Gartner *	392,853	9,723
Gerber Scientific *	112,900	681
Global Payments	16,978	716
GSI Commerce * (A)	530,024	14,925
Harris	52,191	2,448
Heartland Payment Systems	91,331	1,501
Hewitt Associates, Cl A *	16,248	605
Hollysys Automation Technologies *	99,800	946
Hutchinson Technology *	16,084	88
IAC *	53,437	1,253
Imation * (A)	234,500	2,411
Informatica * (A)	129,950	3,353
Infospace *	216,880	1,785
Ingram Micro, Cl A *	146,683	2,488
Insight Enterprises *	105,575	1,535
Integral Systems *	100,100	685
Integrated Device Technology *	373,866	2,183
InterDigital *	19,503	509
Intermec *	118,932	1,313
Internap Network Services *	17,229	88
Internet Brands, Cl A * (A)	200,257	2,081
Intersil, Cl A	37,900	505
Ixia * (A)	114,000	1,140
Jabil Circuit	52,138	714
Jack Henry & Associates	12,376	298
JDA Software Group *	136,754	3,654
KIT Digital *	132,631	1,463
Knot * (A)	323,048	2,416
Lawson Software *	369,632	3,048
Lexmark International, Cl A * (A)	116,180	4,362
Linear Technology	18,000	503
Littelfuse *	37,519	1,356
LSI *	84,100	448
Mantech International, Cl A * (A)	25,824	1,194
MAXIMUS	6,279	376
Methode Electronics (A)	92,951	943
Micrel	32,366	359
Micros Systems *	49,000	1,676
Microsemi * (A)	432,213	6,691
Microtune *	28,250	67
Mitel Networks * (A)	158,900	1,764
MKS Instruments *	151,096	3,001
Molex	140,750	2,981
Monolithic Power Systems *	25,686	493
Monotype Imaging Holdings *	100,798	995
Move *	222,716	468
MTS Systems	10,255	300
Multi-Fineline Electronix *	47,300	1,250
National Semiconductor	15,900	223
NCR *	66,725	886
Ness Technologies *	19,170	100
Net 1 UEPS Technologies *	147,206	2,108
Netezza * (A)	173,130	2,256
Netgear *	95,031	2,158
Netlogic Microsystems * (A)	82,670	2,378

8	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Netscout Systems *	23,868	$323
NeuStar, Cl A *	32,813	702
Novatel Wireless * (A)	296,400	1,823
Novell *	105,744	616
Nuance Communications * (A)	78,213	1,332
OSI Systems *	54,500	1,432
Parametric Technology * (A)	215,402	3,550
Park Electrochemical	58,300	1,509
Parkervision * (A)	435,485	766
Pericom Semiconductor *	178,708	1,769
Plantronics	6,132	184
Plexus * (A)	81,752	2,784
PMC—Sierra *	759,400	6,151
Polycom *	66,720	2,004
Power Integrations (A)	142,139	4,830
Progress Software *	98,764	3,155
PROS Holdings *	99,557	658
QLogic * (A)	122,590	2,221
Quantum *	719,300	1,690
Quest Software *	132,803	2,570
QuinStreet * (A)	119,139	1,655
RF Micro Devices * (A)	196,530	943
Richardson Electronics	57,494	560
Riverbed Technology * (A)	64,520	1,725
Rovi * (A)	49,730	1,857
Rubicon Technology * (A)	79,072	2,149
SAIC *	17,881	307
Sanmina-SCI *	326,387	4,977
Sapient (A)	478,300	4,855
SAVVIS *	110,563	2,074
Scansource *	17,700	456
Seachange International * (A)	190,500	1,591
Silicon Laboratories *	16,597	754
Skyworks Solutions * (A)	218,508	3,481
Sohu.com *	5,053	224
Solera Holdings	78,669	2,728
Sonic Solutions * (A)	117,345	1,395
SPS Commerce *	62,576	756
SS&C Technologies Holdings *	268,196	4,377
Stamps.com *	8,756	92
Stratasys * (A)	21,574	502
SuccessFactors * (A)	104,590	2,328
Sybase *	25,982	1,671
Symyx Technologies *	34,513	221
Synaptics *	13,800	413
Synchronoss Technologies *	74,121	1,515
SYNNEX *	10,478	280
Synopsys *	172,089	3,686
Take-Two Interactive Software *	53,900	624
Taleo, Cl A *	111,421	2,791
Tech Data *	50,863	2,068
Technitrol (A)	43,000	165
TeleNav *	12,300	103
TeleTech Holdings *	2,890	37
Teradata *	49,333	1,576
Teradyne *	125,011	1,373
TIBCO Software *	28,846	329
TiVo * (A)	348,130	3,147
TNS *	68,174	1,311
Trimble Navigation * (A)	172,824	4,965
TriQuint Semiconductor *	315,277	2,213
TTM Technologies * (A)	281,510	3,257
Unisys *	62,108	1,441
United Online	301,460	2,054
Valueclick *	81,400	947

Description	Shares	Market Value ($ Thousands)
Varian Semiconductor Equipment Associates *	23,625	$735
Veeco Instruments * (A)	69,902	2,668
VeriFone Holdings *	28,435	574
Vishay Intertechnology *	202,631	1,834
VistaPrint * (A)	243,044	11,348
Vocus * (A)	246,726	3,864
Volterra Semiconductor *	8,243	193
WebMD Health, Cl A *	22,357	1,018
Websense * (A)	147,871	3,093
Western Digital *	56,100	1,953
Wright Express *	67,392	2,116
Xyratex *	97,166	1,577
Zebra Technologies, Cl A *	66,441	1,827
Zoran *	205,996	1,990

		391,264

Materials — 5.2%
A. Schulman	40,799	907
AK Steel Holding (A)	115,409	1,727
Albemarle	49,876	2,148
Allegheny Technologies	42,280	2,312
Allied Nevada Gold * (A)	79,600	1,524
AM Castle *	44,957	669
Aptargroup	70,473	2,809
Ashland (A)	88,799	4,761
Bemis	6,128	176
Buckeye Technologies *	71,300	864
Cabot	54,137	1,516
Carpenter Technology (A)	104,942	4,083
Celanese, Cl A	121,946	3,496
Century Aluminum *	39,242	412
Cliffs Natural Resources	26,506	1,481
Commercial Metals	66,977	1,043
Crown Holdings *	80,778	1,899
Cytec Industries	73,180	3,127
Domtar	23,000	1,408
Eastman Chemical	33,100	1,999
Gammon Gold *	212,300	1,558
General Steel Holdings *	91,227	251
Greif, Cl A	6,500	356
H.B. Fuller	50,700	1,081
Hawkins	3,530	95
Headwaters *	70,221	277
Huntsman	297,256	2,967
Innophos Holdings	110,860	3,164
Innospec	17,342	216
International Paper	12,393	288
Jaguar Mining * (A)	172,000	1,553
Kaiser Aluminum	16,300	610
KapStone Paper and Packaging *	21,376	236
Koppers Holdings	30,173	817
LSB Industries * (A)	89,145	1,458
Lubrizol	30,918	2,738
Minerals Technologies	13,641	729
Nalco Holding	189,726	4,299
Neenah Paper	33,822	641
New Gold *	263,300	1,598
NewMarket	26,936	2,773
Nucor	47,115	2,028
Olin	17,100	328
OM Group *	31,796	949
Owens-Illinois *	107,998	3,276
Packaging of America	99,743	2,208
Pactiv *	63,337	1,810

9	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
PolyOne *	337,777	$3,374
Reliance Steel & Aluminum (A)	41,088	1,886
Rockwood Holdings *	138,522	3,593
RPM International	11,721	232
RTI International Metals * (A)	91,423	2,424
Schnitzer Steel Industries, Cl A	45,099	2,257
Schweitzer-Mauduit International	18,715	1,033
Sensient Technologies	24,400	676
Silgan Holdings	166,735	4,757
Solutia *	110,555	1,675
Sonoco Products	32,600	1,008
Spartech *	16,233	216
Steel Dynamics	107,860	1,582
Stepan	5,278	381
Temple-Inland	88,139	1,862
Titanium Metals *	33,300	588
Universal Stainless & Alloy *	74,500	1,535
Walter Industries	4,814	382
Westlake Chemical	11,130	236
Worthington Industries	44,300	652
WR Grace *	64,421	1,651

		108,665

Telecommunication Services — 1.8%
AboveNet * (A)	17,659	810
Alaska Communications Systems Group	104,525	864
Cbeyond * (A)	90,264	1,411
CenturyLink (A)	63,900	2,194
Cincinnati Bell * (A)	926,961	2,948
Consolidated Communications Holdings	17,836	308
Frontier Communications	326,500	2,596
Global Crossing *	2,700	37
Leap Wireless International * (A)	71,700	1,171
Level 3 Communications *	221,900	297
MetroPCS Communications *	290,600	2,612
Neutral Tandem * (A)	162,097	2,179
NII Holdings *	175,395	6,397
NTELOS Holdings	66,400	1,192
Qwest Communications International	76,400	400
SBA Communications, Cl A * (A)	285,982	9,446
Telephone & Data Systems, Cl L	7,129	206
tw telecom , Cl A *	33,457	585
US Cellular *	4,757	197
USA Mobility	72,471	1,020
Windstream	9,095	97

		36,967

Utilities — 3.6%
AGL Resources	158,311	5,778
Alliant Energy	43,300	1,392
Ameren	42,000	1,036
American Water Works	26,800	545
Atmos Energy	16,697	453
Avista	16,800	324
Black Hills	13,417	385
Centerpoint Energy	66,000	899
Cia de Saneamento de Minas
Gerais-COPASA (Brazil)	105,700	1,382
Cleco (A)	56,172	1,487
CMS Energy (A)	135,800	1,994
Consolidated Edison	31,009	1,321

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Dynegy, Cl A *	62,300	$326
Edison International	50,675	1,640
El Paso Electric *	11,953	237
Empire District Electric	40,548	740
Energen	13,012	576
Great Plains Energy	285,578	5,012
Hawaiian Electric Industries	45,000	988
IDACORP	17,450	577
ITC Holdings	41,532	2,189
Laclede Group	9,825	325
MDU Resources Group	109,493	2,047
Mirant *	50,600	628
New Jersey Resources (A)	48,670	1,725
NiSource	93,500	1,399
Northeast Utilities	122,474	3,178
NorthWestern (A)	134,625	3,546
NV Energy	25,822	304
OGE Energy	36,771	1,340
Pepco Holdings	32,000	516
Pinnacle West Capital	86,285	3,030
PNM Resources (A)	122,380	1,510
Portland General Electric	348,763	6,595
RRI Energy *	591,085	2,613
SCANA	73,497	2,667
South Jersey Industries	27,262	1,197
UGI	147,323	3,851
Unisource Energy	51,169	1,580
Vectren	56,834	1,310
Westar Energy	89,909	1,978
Wisconsin Energy	55,062	2,698
Xcel Energy	95,329	1,953

		75,271

Total Common Stock
(Cost $1,715,523) ($ Thousands)		2,011,981

PREFERRED STOCK — 0.2%
Consumer Discretionary — 0.1%
Callaway Golf (B)	14,000	1,870

Financials — 0.1%
Grubb & Ellis *	14,400	1,469

Total Preferred Stock (Cost $2,830) ($ Thousands)		3,339

CONVERTIBLE BONDS — 0.1%
Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (D)	$3,146	252

Energy — 0.1%
Nova Biosource Fuels
10.000%, 09/30/12 (D)	1,679	4
Rentech
4.000%, 04/15/13	2,222	1,489
Scorpio Mining
7.000%, 05/05/11 (F)	509	447

		1,940

Total Convertible Bonds (Cost $3,809) ($ Thousands)		2,192

10	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 Growth Index Fund (A)	78,800	$5,626
iShares Russell 2000 Index Fund	3,062	203
SPDR S&P MidCap 400 ETF Trust	1,467	203

Total Exchange Traded Funds (Cost $6,252) ($ Thousands)		6,032

WARRANTS — 0.0% Cullen Agricultural Holding, Expires 2013	222,701	4

Oilsands Quest, Expires 05/12/11 *	330,350	66

Rentech, Expires 04/25/12 * (F)	13,800	1

Titanium Asset Management, Expires 06/21/11 * (F)	105,000	—

Total Warrants (Cost $196) ($ Thousands)		71

AFFILIATED PARTNERSHIP — 16.4% SEI Liquidity Fund, L.P. 0.240%**†(B)	345,579,629	338,195

Total Affiliated Partnership (Cost $345,580) ($ Thousands)		338,195

CASH EQUIVALENT — 3.6% SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	73,966,794	73,967

Total Cash Equivalent (Cost $73,967) ($ Thousands)		73,967

U.S. TREASURY OBLIGATIONS (C) (E) — 0.2%
U.S. Treasury Bills 0.165%, 06/10/10	$70	70
0.078%, 06/03/10	4,463	4,463

Total U.S. Treasury Obligations (Cost $4,533) ($ Thousands)		4,533

Total Investments — 118.2% (Cost $2,152,690)($ Thousands)		$2,440,310

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-Mini	163	Jun-2010	$313
S&P Mid 400 Index E-Mini	110	Jun-2010	228

			$541

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,064,443 ($ Thousands).

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $331,075 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $338,195 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	Security in default on interest payments.

(E) The rate reported is the effective yield at time of purchase.

(F) Securities considered restricted. The total value of such securities as of May 31, 2010 was $837 ($ Thousands) and represented 0.04% of Net Assets.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

CL — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Amounts designated as “—” are either $0 or have been rounded to $0.

11	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%
Consumer Discretionary — 8.7%
Aaron’s	43,950	$878
Amazon.com *	22,953	2,880
Autoliv	11,600	551
Buckle	15,000	533
Burger King Holdings	51,000	970
Career Education *	32,300	904
Carter’s *	29,900	914
Choice Hotels International	30,000	999
Cinemark Holdings	56,300	900
DIRECTV, Cl A *	29,400	1,108
Discovery Communications, Cl A *	33,200	1,251
DreamWorks Animation SKG, Cl A *	25,200	748
GameStop, Cl A *	33,700	768
Genuine Parts	23,200	942
Gildan Activewear, Cl A *	15,400	445
H&R Block	27,600	444
ITT Educational Services *	10,500	1,060
Panera Bread, Cl A *	5,200	420
priceline.com *	10,041	1,919
Regal Entertainment Group, Cl A	30,700	468
Shaw Communications, Cl B	29,500	539
Strayer Education	8,204	1,969
Tractor Supply	9,400	637

		22,247

Consumer Staples — 16.5%
Altria Group	149,435	3,032
Brown-Forman, Cl B	54,460	3,020
Campbell Soup	55,513	1,988
Church & Dwight	16,900	1,113
Dean Foods *	64,700	689
Flowers Foods	27,700	685
General Mills	16,600	1,183
Hansen Natural *	11,600	453
Hershey	58,981	2,760
Hormel Foods	104,380	4,154
Kellogg	72,251	3,860
Kimberly-Clark	28,141	1,708
Lorillard	40,707	2,910
McCormick	27,485	1,060
PepsiCo	16,357	1,029
Philip Morris International	65,399	2,885
Ralcorp Holdings *	15,600	937
Reynolds American	59,465	3,101
Ruddick	23,500	776
Sara Lee	50,858	721
Sysco	105,412	3,142
Tyson Foods, Cl A	54,203	953

		42,159

Energy — 4.1%
Chevron	27,607	2,039
CNX Gas *	24,000	918
Dresser-Rand Group *	22,800	726
Enbridge	26,400	1,184
Exxon Mobil	21,935	1,326
FMC Technologies *	16,700	971

Description	Shares	Market Value ($ Thousands)
Murphy Oil	15,400	$822
PetroHawk Energy *	31,300	602
SEACOR Holdings *	5,800	423
Teekay	17,400	439
TransCanada	33,400	1,108

		10,558

Financials — 14.9%
Alleghany *	2,900	847
Allied World Assurance Holdings	22,700	1,020
Bancorpsouth	40,700	789
Bank of Hawaii	58,591	2,814
BOK Financial	14,677	742
Capitol Federal Financial	47,636	1,524
Commerce Bancshares	97,076	3,608
Corporate Office Properties Trust ‡	28,600	1,084
Cullen/Frost Bankers	54,888	3,012
Endurance Specialty Holdings	25,500	946
Erie Indemnity, Cl A	24,900	1,142
Essex Property Trust ‡	11,700	1,231
Federated Investors, Cl B	37,600	835
First Citizens BancShares, Cl A	6,708	1,342
First Niagara Financial Group	37,898	501
Health Care REIT ‡	29,800	1,284
Hudson City Bancorp	75,700	955
MFA Mortgage Investments ‡	68,200	500
NASDAQ OMX Group *	30,000	558
National Retail Properties ‡	38,700	850
Nationwide Health Properties ‡	12,900	458
PartnerRe	9,859	719
People’s United Financial	95,024	1,327
Platinum Underwriters Holdings	21,800	803
ProAssurance *	20,700	1,218
Prosperity Bancshares	29,300	1,056
Realty Income ‡	33,100	1,031
RenaissanceRe Holdings	19,000	1,027
TFS Financial	180,662	2,392
UMB Financial	26,000	1,013
Washington Real Estate Investment Trust ‡	38,200	1,122
Wesco Financial	449	159

		37,909

Health Care — 20.8%
Abbott Laboratories	75,445	3,588
Alexion Pharmaceuticals *	8,757	438
Allscripts-Misys Healthcare
Solutions *	5,648	106
AmerisourceBergen	140,920	4,408
Amgen *	56,964	2,950
Baxter International	39,470	1,667
Becton Dickinson	40,042	2,855
Biogen Idec *	55,744	2,644
C.R. Bard	43,690	3,538
Cardinal Health	72,112	2,487
Celgene *	6,200	327
Cephalon *	3,571	210
Edwards Lifesciences *	16,000	808
Eli Lilly	30,072	986
Endo Pharmaceuticals Holdings *	52,700	1,104
Forest Laboratories *	88,533	2,291

1	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Genzyme *	32,371	$1,575
Henry Schein *	18,912	1,067
InterMune *	8,700	79
Johnson & Johnson	49,001	2,857
Kinetic Concepts *	19,700	816
Laboratory Corp of America
Holdings *	8,100	612
LifePoint Hospitals *	14,500	514
McKesson	65,981	4,619
Medco Health Solutions *	5,687	328
Mettler Toledo International *	3,600	412
Millipore *	25,495	2,708
Myriad Genetics *	33,300	608
Owens & Minor	36,150	1,080
Patterson	34,500	1,025
Perrigo	7,600	451
Techne	48,170	2,917
United Therapeutics *	21,600	1,106

		53,181

Industrials — 3.8%
Alliant Techsystems *	13,500	929
C.H. Robinson Worldwide	19,000	1,104
Copa Holdings, Cl A	9,639	492
FTI Consulting *	21,800	932
Gardner Denver	11,200	510
KBR	48,700	1,070
Landstar System	24,800	1,040
Lennox International	22,600	1,011
Nordson	6,400	427
Raytheon	9,200	482
Rollins	47,200	1,003
Stericycle *	10,400	610

		9,610

Information Technology — 10.7%
ADTRAN	35,900	985
Analog Devices	95,180	2,777
AVX	38,600	539
Diebold	17,400	504
FLIR Systems *	19,100	544
Google, Cl A *	5,685	2,758
Harris	22,900	1,074
Hewitt Associates, Cl A *	32,900	1,226
Ingram Micro, Cl A *	76,912	1,305
Intel	15,948	342
International Business Machines	28,454	3,564
Lender Processing Services	4,395	149
Mantech International, Cl A *	22,300	1,031
Microchip Technology	23,448	653
Micros Systems *	13,600	465
NeuStar, Cl A *	16,300	349
SAIC *	1,135	19
Sybase *	17,300	1,113
Tech Data *	67,553	2,746
Texas Instruments	125,486	3,064
WebMD Health, Cl A *	1,124	51
Xilinx	46,916	1,147
Zebra Technologies, Cl A *	31,383	863

		27,268

Description	Shares	Market Value ($ Thousands)
Materials — 3.4%
Aptargroup	27,600	$1,100
Compass Minerals International	13,200	1,001
Greif, Cl A	18,700	1,025
Intrepid Potash *	32,400	799
Newmont Mining	57,997	3,122
Sensient Technologies	23,800	659
Silgan Holdings	33,600	958

		8,664

Telecommunication Services —2.7%
AT&T	59,600	1,448
BCE	29,600	865
MetroPCS Communications *	118,100	1,062
Rogers Communications, Cl B	36,400	1,239
SBA Communications, Cl A *	15,800	522
Telephone & Data Systems	11,300	371
Verizon Communications	50,894	1,401

		6,908

Utilities — 12.1%
AGL Resources	57,898	2,113
Alliant Energy	31,800	1,022
Aqua America	13,497	235
Atmos Energy	82,948	2,250
Consolidated Edison	28,700	1,222
DPL	8,027	201
DTE Energy	24,600	1,120
Edison International	34,300	1,110
Energen	11,800	522
Hawaiian Electric Industries	39,300	863
IDACORP	25,500	843
Nicor	66,816	2,700
NSTAR	82,384	2,893
OGE Energy	27,700	1,009
Pepco Holdings	26,000	419
PG&E	20,300	842
Piedmont Natural Gas	37,600	956
PPL	34,926	902
SCANA	24,800	900
TECO Energy	24,800	386
UGI	62,796	1,642
Vectren	82,749	1,907
Westar Energy	30,200	664
WGL Holdings	26,600	900
Wisconsin Energy	66,796	3,273

		30,894

Total Common Stock (Cost $211,505) ($ Thousands)		249,398

CASH EQUIVALENT — 1.0% SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.090%**†	2,452,491	2,452

Total Cash Equivalent (Cost $2,452) ($ Thousands)		2,452

2	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 1.3%
U.S. Treasury Bill
0.103%, 06/03/10 (A)(B)	$3,248	$3,248

Total U.S. Treasury Obligation
(Cost $3,248) ($ Thousands)		3,248

Total Investments — 100.0%
(Cost $217,205)($ Thousands)		$255,098

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index EMINI	58	Jun-2010	$(140)

			$(140)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $255,094($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Zero coupon security. The rate reportedis the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

3	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.6%
Argentina — 0.2%
Banco Macro ADR	10,000	$272
BBVA Banco Frances ADR	22,659	134
Telecom Argentina ADR	8,200	134
Tenaris	17,645	333

		873

Australia — 5.6%
AGL Energy	1,303	15
Amcor	101,988	531
AMP	41,174	195
Arrow Energy*	7,177	30
Asciano Group	171,031	232
Australia & New Zealand Banking Group	191,848	3,628
AXA Asia Pacific Holdings	76,189	376
Bendigo Bank	30,119	217
BGP Holdings*	39,545	—
BHP Billiton ADR	22,300	1,446
BHP Billiton	159,934	5,185
Billabong International	8,977	76
Boral	6,705	32
Brambles	19,010	107
Caltex Australia	61,209	564
CFS Retail Property Trust‡	100,643	165
Coca-Cola Amatil	100,703	929
Cochlear	4,217	260
Commonwealth Bank of Australia	60,231	2,623
Computershare	45,806	420
CSL	3,723	100
Dexus Property Group‡	113,523	75
Downer EDI	1,864	10
Fairfax Media(A)	355,873	456
Flight Centre	1,700	24
Fortescue Metals Group*	28,934	99
Goodman Fielder	58,884	67
Goodman Group‡	464,953	248
GPT Group‡	9,128	20
Harvey Norman Holdings	57,147	167
Hillgrove Resources	53,200	13
Incitec Pivot	25,197	65
Leighton Holdings(A)	15,707	434
Lend Lease Group	41,392	270
Macquarie Group	12,329	453
National Australia Bank	85,885	1,793
OneSteel	252,041	684
Orica	23,503	511
Origin Energy	4,195	53
OZ Minerals	99,199	90
Qantas Airways	106,172	225
QBE Insurance Group	500	8
Rio Tinto	49,848	2,837
Santos	130,960	1,379
Sonic Healthcare	31,535	273
Stockland‡	238,516	787
Suncorp-Metway	74,311	513
TABCORP Holdings	61,384	344
Telstra	51,800	129
Toll Holdings	9,202	48
Transurban Group	94,817	345

Description	Shares	Market Value ($ Thousands)
Wesfarmers	59,303	$1,463
Westfield Group‡	22,899	247
Westpac Banking	97,120	1,889
WHK Group	22,891	19
Woodside Petroleum	600	22
Woolworths	18,186	411
WorleyParsons	12,910	270

		33,872

Austria — 0.2%
IMMOFINANZ	135,520	421
OMV(A)	9,600	307
RHI*	2,647	72
Strabag	2,354	56
Vienna Insurance Group	2,800	119
Voestalpine	8,160	226

		1,201

Belgium — 1.1%
Ageas	232,475	595
Belgacom	15,613	481
Colruyt	7,166	1,637
Delhaize Group(A)	10,818	859
D’ieteren	170	76
Fortis (Netherlands Line)* (A)	—	—
InBev	39,274	1,902
KBC Groep	13,912	547
Solvay	2,933	258
UCB	12,785	424
Umicore	3,674	112

		6,891

Bermuda — 0.0%
Montpelier Re Holdings	9,224	144

Brazil — 1.7%
Amil Participacoes	197,413	1,488
Anhanguera Educacional Participacoes	40,792	586
Banco Santander Brasil ADR	116,800	1,217
Centrais Eletricas Brasileiras ADR	38,243	477
Cia Vale do Rio Doce ADR, Cl B	3,400	93
Itau Unibanco Holding ADR	95,300	1,755
NET Servicos de Comunicacao ADR*	79,200	809
Petroleo Brasileiro ADR(A)	30,100	1,072
Porto Seguro	96,900	998
Totvs	23,597	1,679

		10,174

Canada — 2.7%
Bankers Petroleum*	159,300	1,156
Canadian Natural Resources	41,800	1,481
Celestica*	27,600	254
Cenovus Energy	45,600	1,260
CI Financial	13,200	232
Domtar	7,495	465
Dundee, Cl A*	6,000	76
Eldorado Gold	101,100	1,737
Fairfax Financial Holdings	700	262
Magna International, Cl A	4,200	288

1	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Niko Resources	25,100	$2,494
Pacific Rubiales Energy*	72,500	1,527
Research In Motion*	18,300	1,106
Silver Wheaton*	83,400	1,574
Suncor Energy	73,100	2,259
West Fraser Timber	900	37

		16,208

Chile — 0.6%
Banco Santander Chile ADR	12,737	790
Enersis ADR	55,153	1,040
Sociedad Quimica y Minera de Chile ADR(A)	44,700	1,500

		3,330

China — 1.5%
Bank of China, Cl H	2,650,000	1,321
Baoye Group, Cl H	44,000	26
China Minsheng Banking, Cl H*	227,000	228
Ctrip.com International ADR*	37,041	1,459
Industrial & Commercial Bank of China	1,998,000	1,481
Ping An Insurance Group of China, Cl H	236,500	1,903
Want Want China Holdings	2,383,000	1,879
Xinao Gas Holdings	382,000	1,013

		9,310

Denmark — 1.1%
A P Moeller - Maersk, Cl A	3	22
A P Moeller - Maersk, Cl B	3	23
Carlsberg, Cl B	14,933	1,143
Coloplast, Cl B	4,736	493
Danske Bank	19,231	391
Novo-Nordisk, Cl B	41,762	3,236
Novozymes, Cl B	1,901	205
PER Aarsleff, Cl B	416	34
Sydbank	1,730	41
TrygVesta	20,032	1,094
William Demant Holding*	716	51

		6,733

Finland — 0.8%
Elisa, Cl A	10,777	182
Fortum	33,472	751
Kesko, Cl B	5,499	177
Kone, Cl B	25,447	996
Metso	10,666	339
Nokia	7,808	81
Orion, Cl B	20,760	365
Pohjola Bank, Cl A	19,457	191
Sampo, Cl A	9,973	212
Sanoma	3,155	57
Stora Enso, Cl R	129,603	972
UPM-Kymmene	21,567	278
Wartsila, Cl B	3,543	153

		4,754

France — 7.6%
Alcatel-Lucent	313,584	812
Alstom	44,772	2,160
Arkema(A)	2,929	107

Description	Shares	Market Value ($ Thousands)
Assystem	1,449	$21
Atos Origin	3,608	161
AXA	18,675	310
BioMerieux	441	46
BNP Paribas	74,281	4,241
Bouygues	23,761	1,021
Casino Guichard Perrachon	6,503	500
Cegid Group	1,081	27
Christian Dior	6,076	589
Cie Generale de Geophysique-Veritas*	5,091	114
Cie Generale d’Optique Essilor International(A)	1,278	73
CNP Assurances(A)	17,080	1,207
Compagnie de St.-Gobain(A)	9,748	377
Credit Agricole(A)	22,812	250
Danone	49,320	2,556
Dassault Systemes	1,574	92
Eurazeo(A)	2,392	146
Eutelsat Communications	41,462	1,363
Fonciere Des Regions‡	1,211	112
France Telecom	65,359	1,249
Gaz de France	95,538	2,976
Gecina‡	2,705	226
Groupe Eurotunnel	37,463	291
Havas	9,594	44
Ipsen(A)	55,046	2,346
JC Decaux	5,573	134
Klepierre‡	6,461	174
Legrand(A)	5,847	174
L’Oreal	4,284	403
LVMH Moet Hennessy Louis Vuitton	2,640	280
Metropole Television	2,232	46
Natixis	266,431	1,186
Neopost	2,429	178
NetGem	7,913	32
Nexity	2,253	65
Pernod-Ricard	1,490	114
Peugeot	28,819	694
PPR	958	116
Publicis Groupe(A)	4,551	191
Renault	15,481	561
Safran(A)	29,517	809
Sanofi-Aventis(A)	73,819	4,501
Schneider Electric	44,727	4,522
SEB	281	19
Sequana Capital	6,313	81
SES Global	2,159	45
Societe BIC	1,108	79
Societe Des Autoroutes Paris-Rhin-Rhone	812	50
Societe Generale	16,795	726
Societe Television Francaise 1	10,809	155
Sodexo	34,110	1,938
Suez Environnement	737	13
Technip	3,373	220
Total(A)	31,030	1,444
Unibail-Rodamco‡	682	107
Valeo	813	23
Vallourec(A)	1,056	198
Video Futur Entertainment Group*	7,913	2

2	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Vinci	3,014	$137
Vivendi	148,235	3,224

		46,058

Germany — 7.2%
Adidas	24,833	1,254
Allianz	22,702	2,282
BASF	76,083	4,046
Bayer	15,072	849
Bayerische Motoren Werke	287	13
Beiersdorf	2,218	121
Celesio	4,949	125
Continental	400	19
DaimlerChrysler	66,637	3,362
Deutsche Bank(A)	39,633	2,373
Deutsche Boerse(A)	32,341	1,991
Deutsche Lufthansa	12,648	169
Deutsche Post	25,145	376
Deutsche Telekom	131,705	1,477
E.ON	46,412	1,418
Fresenius	2,182	138
Fresenius Medical Care	30,403	1,542
GAGFAH	13,000	88
GEA Group	1,327	27
Hannover Rueckversicherung	19,169	819
HeidelbergCement	1,142	62
Henkel	12,066	486
Hochtief	1,384	89
Infineon Technologies*	361,384	2,081
Linde	38,312	3,957
MAN	487	42
MTU Aero Engines Holding	2,600	143
Norddeutsche Affinerie	2,100	97
Puma Rudolf Dassler Sport	26	7
Rheinmetall	110	6
RWE	9,793	706
Salzgitter	1,112	72
SAP	1,737	76
SAP ADR(A)	33,500	1,421
Siemens	66,215	6,041
Suedzucker(A)	17,166	315
ThyssenKrupp	76,906	2,089
Tognum(A)	87,663	1,620
TUI	55,942	512
United Internet	2,213	28
Volkswagen	276	24
Wincor Nixdorf	20,325	1,215

		43,578

Greece — 0.2%
Coca Cola Hellenic Bottling	16,093	361
OPAP	35,787	572
Public Power	27,806	432

		1,365

Hong Kong — 2.8%
ASM Pacific Technology	34,000	259
BOC Hong Kong Holdings	133,000	300
Cathay Pacific Airways	122,000	242
Champion REIT‡	66,000	30
Champion Technology Holdings	564,000	15
Cheung Kong Holdings	42,009	479

Description	Shares	Market Value ($ Thousands)
China Merchants Holdings International	398,000	$1,242
China Mobile ADR(A)	34,400	1,602
China Mobile	115,500	1,093
Esprit Holdings	12,000	71
Fairwood	19,500	19
First Pacific	133,000	86
Great Eagle Holdings	2,000	5
Guoco Group	9,000	92
Hang Lung Group	10,000	48
Hang Lung Properties	2,000	7
Hongkong & Shanghai Hotels	47,500	75
Hongkong Land Holdings	69,000	328
Hopewell Holdings	42,000	115
Hutchison Telecommunications Hong Kong Holdings	228,000	46
Hutchison Whampoa	138,000	859
Hysan Development(A)	23,635	61
Jardine Matheson Holdings	5,600	194
Jardine Strategic Holdings	109,453	2,143
Kerry Properties	211,000	881
Lai Sun Development*	1,739,000	29
Li & Fung	106,000	460
Link REIT‡	58,000	140
New World Development	381,000	609
Noble Group	1,000	1
NWS Holdings	17,000	30
Orient Overseas International	55,500	370
Pacific Century Premium Developments	45,000	8
Pico Far East Holdings	202,000	37
Qingling Motors, Cl H	298,000	70
RCG Holdings*	28,708	23
Sun Hung Kai Properties	30,000	396
Swire Pacific, Cl A	261,944	2,892
Television Broadcasts	18,000	80
Vedan International Holdings	220,000	24
VTech Holdings	12,754	126
Wharf Holdings	139,000	693
Wheelock	255,383	684
Yue Yuen Industrial Holdings	77,894	241

		17,205

India — 0.2%
State Bank of India GDR	9,800	930

Ireland — 0.8%
DCC	4,200	97
Experian	302,008	2,684
Kerry Group, Cl A	6,851	191
Willis Group Holdings	56,100	1,718

		4,690

Israel — 0.4%
Bank Hapoalim*	7,093	27
Bezeq Israeli Telecommunication	12,377	27
Israel Chemicals	3,172	35
Makhteshim-Agan Industries	318,882	1,113
NICE Systems*	519	15
Teva Pharmaceutical Industries	6,646	358

3	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Teva Pharmaceutical Industries ADR	14,300	$784

		2,359

Italy — 1.4%
Atlantia(A)	8,370	156
Autogrill	851	10
Banca Popolare di Milano	15,955	68
Credito Emiliano	1,302	7
Edison	35,904	42
Enel	478,921	2,207
ENI	27,249	511
Fiat	34,191	376
Finmeccanica(A)	23,818	255
Italcementi	5,000	42
Mediaset(A)	189,642	1,180
Saipem	5,412	171
Servizi Italia	2,512	15
Snam Rete Gas(A)	27,713	113
Societa Iniziative Autostradali e Servizi	2,297	19
Telecom Italia(A)	2,061,995	2,373
Terna Rete Elettrica Nazionale	29,285	111
UniCredito Italiano	419,773	901

		8,557

Japan — 17.1%
77 Bank	82,000	423
ABC-Mart	1,900	67
Able	1,500	12
Advantest	1,200	27
Aeon(A)	72,800	761
Aeon Fantasy	200	2
Aichi Bank	400	25
Aichi Machine Industry	3,000	9
Aisin Seiki	19,600	547
Ajinomoto	49,000	417
Alfresa Holdings	2,400	115
Amada	10,000	73
Amano	1,400	12
AOKI Holdings	900	13
Aoyama Trading	1,800	31
Aozora Bank	136,000	167
Arakawa Chemical Industries	1,700	18
Asahi Breweries	22,900	387
Asahi Glass	107,000	1,135
Asahi Kasei	65,000	342
Astellas Pharma	50,800	1,640
Bando Chemical Industries	16,000	52
Bank of Nagoya	6,000	20
Belluna	1,150	6
Bridgestone	160,700	2,608
Brother Industries	134,800	1,494
Canon	78,700	3,241
Cawachi	3,700	76
Central Japan Railway	142	1,160
Chiba Bank	22,000	134
Chiba Kogyo Bank*	600	4
Chiyoda	6,000	47
Chubu Electric Power	24,300	564
Chubu Shiryo	3,000	20
Chuetsu Pulp & Paper	8,000	14

Description	Shares	Market Value ($ Thousands)
Citizen Holdings	14,400	$86
Cleanup	100	1
Corona	200	2
Create SD Holdings	300	6
Credit Saison	8,400	99
Dai Nippon Printing	58,000	711
Daicel Chemical Industries	119,000	834
Daihatsu Motor	11,000	100
Daiichi Jitsugyo	5,000	16
Dai-ichi Life Insurance	66	109
Daiichikosho	5,100	63
Daikoku Denki	2,800	38
Daikyo	225,000	450
Dainippon Ink and Chemicals(A)	7,000	12
Daito Trust Construction	2,500	126
Daiwa House Industry	67,000	641
Daiwa Securities Group	6,000	27
Dena	34,200	1,034
Denki Kagaku Kogyo	52,000	245
Denso	7,900	213
Dentsu(A)	5,600	143
East Japan Railway	8,600	556
Eighteenth Bank	12,000	32
Eizo Nanao	500	11
Electric Power Development	5,100	153
Elpida Memory*	14,400	262
Fanuc	8,700	919
Fast Retailing	2,600	366
Fields	3	3
Fuji Electric Holdings	8,000	23
Fuji Heavy Industries	136,000	784
Fuji Media Holdings	636	941
FUJI SOFT INC	2,400	43
FUJIFILM Holdings	60,000	1,788
Fujikura	9,000	44
Fujitec	1,000	6
Fujitsu	446,000	2,869
FuKoKu	2,800	24
Fukuda Denshi	400	9
Fukuoka Financial Group	155,000	653
Funai Electric	6,100	246
Furukawa-Sky Aluminum	41,000	117
Furuno Electric	700	4
Gunma Bank	10,000	52
Hakuhodo DY Holdings	1,310	67
Hankyu Hanshin Holdings	18,000	80
Heiwado	1,200	15
Higashi-Nippon Bank	7,000	13
HI-LEX	1,100	13
Hitachi	634,000	2,593
Hitachi Chemical	2,200	43
Hitachi Construction Machinery	9,800	200
Hitachi High-Technologies	300	6
Honda Motor	111,200	3,387
H-One	1,900	17
Hosiden	1,900	21
Hoya	12,800	300
Idemitsu Kosan	4,000	300
IHI	23,000	40
Iida Home Max	10,500	88
Imasen Electric Industrial	4,600	62
Inaba Denki Sangyo	400	10

4	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Inabata	36,200	$177
Inpex	147	925
Isuzu Motors	49,000	152
Itochu	88,200	732
Itochu-Shokuhin	400	12
J Front Retailing	12,000	62
Japan Digital Laboratory	900	10
Japan Tobacco	192	603
JBCC Holdings	700	4
JFE Holdings	20,800	701
JFE Shoji Holdings	6,000	29
JS Group	21,800	420
JSP	6,900	67
JSR	39,800	727
JTEKT	4,900	50
Jupiter Telecommunications	2,348	2,324
JX Holdings*	107,270	586
Kaneka	9,000	55
Kansai Paint	2,000	17
Kao	800	18
Kasumi	600	3
Kato Sangyo	600	9
Kawasaki Heavy Industries	6,000	17
Kawasumi Laboratories	3,000	21
KDDI	428	1,939
Keio	5,000	31
Keisei Electric Railway	10,000	55
Keyence	300	67
Kirin Holdings	26,000	351
Kobe Steel	38,000	80
Kohnan Shoji	1,000	11
Komatsu	12,900	242
Konaka	5,000	16
Konica Minolta Holdings	19,500	220
Konishi	2,300	24
Kuraray	44,000	547
Kyocera	3,300	288
Kyoei Steel	1,500	22
Kyudenko	5,000	27
Lawson	2,500	106
Mabuchi Motor	2,100	107
Maeda	5,000	14
Maeda Road Construction	1,000	8
Maezawa Kasei Industries	800	7
Makita	50,100	1,402
Mars Engineering	100	2
Marubeni	450,000	2,509
Maruichi Steel Tube	5,000	91
Maruzen Showa Unyu	5,000	16
Maxvalu Nishinihon	300	4
Mazda Motor	52,000	136
Mediceo Paltac Holdings	42,600	500
MEIJI Holdings	2,200	80
Mie Bank	4,000	11
Mikuni Coca-Cola Bottling	1,600	13
Minebea	18,000	104
Mitsubishi	170,500	3,847
Mitsubishi Chemical Holdings	112,500	523
Mitsubishi Electric	105,000	862
Mitsubishi Heavy Industries	78,000	290
Mitsubishi Materials	8,000	22
Mitsubishi UFJ Financial Group	185,000	897

Description	Shares	Market Value ($ Thousands)
Mitsubishi UFJ Lease & Finance	1,170	$44
Mitsui	18,200	259
Mitsui Chemicals	107,000	324
Mitsui Engineering &
Shipbuilding(A)	98,000	224
Mitsui Home	1,000	5
Mitsui OSK Lines	37,000	264
Mitsui Sumitomo Insurance Group Holdings	10,900	269
Mizuho Financial Group	84,900	153
Mizuho Securities	82,000	205
Murata Manufacturing	4,100	199
Nafco	1,000	17
Namco Bandai Holdings	8,800	80
NEC	73,000	206
NEC Mobiling	400	10
NEC Networks & System Integration	13,300	165
NGK Spark Plug	7,000	88
NHK Spring	27,000	255
Nichireki	10,000	47
Nidec	16,000	1,459
Nihon Shokuhin Kako	3,000	17
Nihon Yamamura Glass	1,000	3
Nikon	10,100	195
Nintendo	800	236
Nippo	4,000	31
Nippon Beet Sugar Manufacturing	3,000	6
Nippon Electric Glass	166,100	2,183
Nippon Express	9,000	40
Nippon Meat Packers	31,000	388
Nippon Steel	123,000	431
Nippon Steel Trading	1,000	3
Nippon Telegraph & Telephone	48,400	1,961
Nishi-Nippon City Bank	72,000	200
Nishio Rent All	2,900	20
Nissan Chemical Industries	2,000	24
Nissan Motor	320,400	2,339
Nissan Shatai	5,000	34
Nisshin Fudosan	8,300	56
Nissin Food Products	1,100	36
Nissin Healthcare Food Service	1,500	18
Nissin Sugar Manufacturing	11,000	22
Nitori	2,250	180
Nittetsu Mining	4,000	15
Nitto Denko	8,400	300
Nojima	729	6
NOK	5,100	82
NSK	49,000	359
NTN	4,000	17
NTT Data	21	78
Obic	1,110	214
Ohsho Food Service	800	21
Olympus	8,000	209
Omron	16,500	347
Oracle Japan	3,300	155
Oriental Land	2,400	183
Oriental Yeast	3,000	13
ORIX	2,710	207
Osaka Steel	1,300	17
Panasonic	36,600	467
Panasonic Electric Works	27,000	277

5	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Penta-Ocean Construction	45,500	$69
Piolax	1,000	19
Rakuten	433	302
Rengo	3,000	18
Resona Holdings	11,900	151
Ricoh	24,000	344
Rinnai	900	45
Rohm	400	26
Roland	600	6
Ryoden Trading	7,000	37
S Foods	5,500	45
Sammy NetWorks	6	18
San-Ai Oil	19,000	75
San-In Godo Bank	4,000	29
Sankyo	33,700	1,460
Sanshin Electronics	8,000	67
Sapporo Hokuyo Holdings	249,500	922
Sazaby League	600	10
Secom	500	22
Seiko Epson	7,000	95
Seino Holdings	24,000	170
Seiren	400	2
Sekisui Chemical	396,000	2,447
Sharp	138,000	1,506
Shimamura	200	18
Shimano	2,500	103
Shinsei Bank(A)	174,000	172
Shiseido	33,600	652
Showa Denko	31,000	62
Sinanen	6,000	24
Sintokogio	1,600	12
SKY Perfect JSAT Holdings	43	15
SMC	1,500	195
Softbank	2,500	60
Sojitz	176,400	301
Sony	73,800	2,285
Sony Financial Holdings	61	212
SRI Sports	8	8
Sumco	2,000	36
Sumikin Bussan	4,000	10
Sumitomo	174,900	1,898
Sumitomo Chemical	49,000	201
Sumitomo Electric Industries	35,000	414
Sumitomo Heavy Industries	8,000	46
Sumitomo Metal Mining	47,000	669
Sumitomo Mitsui Financial Group	20,600	612
Sumitomo Trust & Banking	6,000	32
Suncall	4,000	15
Suzuken	9,900	352
Suzuki Motor	10,300	207
Sysmex	2,600	150
SysproCatena	22	14
T&D Holdings	4,450	105
T&K Toka	2,100	23
Tachi-S, Cl S	4,200	40
Tact Home	36	29
Takagi Securities	10,000	17
Takara Leben(A)	6,700	27
Takata	100	2
Takeda Pharmaceutical	14,600	609
Tanabe Seiyaku	17,000	221
TDK	4,000	233

Description	Shares	Market Value ($ Thousands)
Teijin	37,000	$105
Terumo	2,300	110
THK	3,700	76
TKC	1,100	19
Toho Gas	38,000	189
Toho Holdings	3,100	48
Tohokushinsha Film	1,300	7
Token	50	1
Tokuyama	7,000	36
Tokyo Broadcasting System HD	6,100	90
Tokyo Electron	3,600	209
Tokyo Gas	35,000	153
Tokyo Style	2,000	16
Tokyo Tekko	11,000	27
Tomoku	11,000	30
Toppan Printing	22,000	188
Topre	200	1
Torii Pharmaceutical	200	3
Tosei	112	47
Toshiba	21,000	108
Toshiba TEC	48,000	176
Tosoh	7,000	19
Totetsu Kogyo	13,000	84
Toyo Kohan	1,000	5
Toyo Seikan Kaisha	5,200	81
Toyo Suisan Kaisha	3,000	67
Toyoda Gosei	2,300	59
Toyota Auto Body	2,700	37
Toyota Industries	4,900	126
Toyota Motor	22,700	819
Toyota Tsusho	36,300	516
Trusco Nakayama	100	1
TS Tech	900	15
TV Asahi	32	48
Unicharm	26,200	2,650
Universe	3,600	49
UNY	2,700	21
USS	1,120	75
Valor	1,600	12
VITAL KSK HOLDINGS	300	1
West Japan Railway	56	200
Yahoo! Japan	5,725	2,015
Yakult Honsha	8,000	196
Yamada Denki	830	57
Yamaha	2,500	26
Yamaha Motor	10,900	158
Yaskawa Electric	18,000	142
Yokogawa Electric	7,200	50
Yokohama Rubber	3,000	14

		103,782

Macau — 0.1%
Wynn Macau*	13,100	21
Sands China*	247,200	366

		387

Mauritius — 0.0%
Golden Agri-Resources	120,560	44

6	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Netherlands — 6.5%
Akzo Nobel	35,027	$1,803
ArcelorMittal	8,078	248
ASML Holding	32,985	958
Boskalis Westminster	3,333	127
European Aeronautic Defense and Space(A)	62,702	1,260
Fugro	37,779	1,956
Heineken	31,314	1,354
Heineken Holding	10,321	388
Imtech	2,800	75
ING Groep	315,120	2,520
James Hardie Industries	33,183	208
Koninklijke Ahold	222,083	2,804
Koninklijke DSM(A)	63,910	2,567
Koninklijke Philips Electronics	114,787	3,453
Koninklijke Vopak	5,180	198
Nutreco Holding	2,000	110
Randstad Holding	8,125	345
Reed Elsevier	1,543	16
Royal Dutch Shell, Cl A	107,571	2,811
Royal Dutch Shell, Cl A (GBP)	84,844	2,225
Royal Dutch Shell, Cl B	54,298	1,366
Royal KPN	178,322	2,328
SBM Offshore	51,463	819
Teleplan International	9,136	24
TNT	93,105	2,324
Unilever	256,012	7,056

		39,343

New Zealand — 0.1%
Air New Zealand	45,100	36
Fletcher Building	32,059	179
Telecom of New Zealand	348,411	449

		664

Norway — 1.2%
Aker Kvaerner	1,400	19
Atea	11,500	81
DnB	439,489	4,383
Norsk Hydro	800	5
Seadrill	16,950	327
Statoil(A)	70,341	1,391
Telenor(A)	62,600	769
TGS Nopec Geophysical*	1,300	18
Yara International	2,000	59

		7,052

Portugal — 0.2%
Banco Comercial Portugues, Cl R	170,000	135
Energias de Portugal	245,756	762
Jeronimo Martins	58,810	547
Portugal Telecom	1,411	15

		1,459

Singapore — 1.5%
CapitaMalls Asia	11,400	17
DBS Group Holdings	192,000	1,916
Fortune Real Estate Investment Trust‡	13,000	6
Fraser and Neave	70,000	244
GP Batteries International*	16,000	21
Ho Bee Investment	98,000	101

Description	Shares	Market Value ($ Thousands)
Jardine Cycle & Carriage	15,000	$295
Keppel	9,000	57
Keppel Land	6,000	15
K-REIT Asia‡	7,000	5
Oversea-Chinese Banking	288,000	1,710
SembCorp Industries	97,000	276
SembCorp Marine	15,000	42
SIA Engineering	18,000	48
Singapore Airlines	121,000	1,243
Singapore Airport Terminal Services	33,000	62
Singapore Press Holdings(A)	48,000	127
Singapore Technologies Engineering	115,000	256
Starhill Global REIT, Cl REIT‡	40,000	15
Suntec Real Estate Investment Trust, Cl REIT‡	22,000	20
Transpac Industrial Holdings	15,000	15
United Overseas Bank	20,000	258
UOL Group	160,000	432
Venture	6,000	37
Wheelock Properties Singapore	35,370	44
Wilmar International	209,000	868
Yangzijiang Shipbuilding Holdings	929,000	834

		8,964

South Africa — 0.3%
Group	112,660	1,601

South Korea — 1.1%
Hyundai Mobis	15,415	2,568
Samsung Electronics	2,642	1,716
Samsung SDI	6,988	956
Shinhan Financial Group	43,340	1,575

		6,815

Spain — 1.3%
Banco Bilbao Vizcaya Argentaria(A)	97,947	1,029
Banco Popular Espanol(A)	13,219	68
Banco Santander Central Hispano	261,347	2,683
Bankinter	16,434	95
Caja de Ahorros del Mediterraneo	3,673	27
Construcciones y Auxiliar de Ferrocarriles	165	70
Enagas	4,167	67
Ferrovial	5,354	36
Fomento de Construcciones y Contratas(A)	3,343	83
Gamesa Tecnologica	133,654	1,323
Gas Natural	45,149	663
Gestevision Telecinco	7,873	79
Inditex	10,940	613
Mapfre(A)	7,677	22
Telefonica	50,291	965

		7,823

Sweden — 2.1%
Alfa Laval	28,666	363
Assa Abloy, Cl B	18,443	372
Atlas Copco, Cl A	21,766	310

7	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Atlas Copco, Cl B	12,809	$166
Bilia, Cl A	6,483	76
Boliden	16,454	198
Electrolux, Cl B	68,380	1,541
Getinge, Cl B	16,896	335
Hennes & Mauritz, Cl B	14,980	849
Industrivarden, Cl C	36,045	402
Investor, Cl A	12,815	200
Kinnevik Investment, Cl B	18,215	284
Millicom International Cellular	246	19
Modern Times Group, Cl B	400	21
Nordea Bank	130,000	1,067
Ratos, Cl B	9,307	235
Saab, Cl B	5,381	71
Sandvik	8,942	106
Scania, Cl B	37,761	556
Securitas, Cl B	31,948	285
Skanska, Cl B	25,888	380
SKF, Cl B	1,909	33
SSAB, Cl A	1,174	17
Svenska Cellulosa, Cl B	74,681	869
Svenska Cellulosa, Cl A	555	6
Svenska Handelsbanken, Cl A	109,213	2,658
Swedbank	47,082	423
Swedish Match	11,671	244
Tele2, Cl B	22,718	329
Telefonaktiebolaget LM Ericsson, Cl B	1,336	14
TeliaSonera	37,100	222
Volvo, Cl B	6,507	68

		12,719

Switzerland — 8.3%
Actelion*	2,197	79
Adecco(A)	3,989	193
Aryzta	1,309	43
Baloise Holding	3,400	241
Banque Cantonale Vaudoise	189	73
Clariant	18,838	219
Coltene Holding	472	23
Compagnie Financiere Richemont	20,524	679
Credit Suisse Group	99,124	3,845
Emmi	200	28
Flughafen Zuerich*	28	8
Geberit	3,316	501
Givaudan	2,901	2,275
Helvetia Holding	500	134
Holcim	17,415	1,104
Informa	281,592	1,530
Kuehne + Nagel International	363	34
Micronas Semiconductor Holding*	6,888	31
Nestle	172,223	7,797
Nobel Biocare Holding	52,435	986
Novartis	177,941	8,071
PSP Swiss Property	428	24
Roche Holding	35,580	4,878
Schindler Holding	13,853	1,072
SGS	3,497	4,381
Sonova Holding	4,916	532
STMicroelectronics	33,574	266
Straumann Holding	218	46

Description	Shares	Market Value ($ Thousands)
Sulzer	21,758	$1,809
Swatch Group	10,635	515
Swatch Group, Cl B	2,608	684
Swiss Life Holding	5,581	600
Swiss Reinsurance	8,031	328
Swisscom	3,867	1,230
Syngenta	7,173	1,591
Synthes	2,472	261
UBS	72,989	980
Xstrata	98,771	1,434
Zurich Financial Services	8,368	1,712

		50,237

Taiwan — 0.1%
United Microelectronics ADR(A)	241,944	801

Thailand — 0.3%
Kasikornbank	686,700	1,896

		1,896

United Kingdom — 16.8%
3i Group	188,762	773
Admiral Group	11,881	220
Aggreko	1,900	34
Amec	135,189	1,544
Amlin	360,181	1,943
Anglo American*	47,592	1,816
Antofagasta	119,897	1,522
ARM Holdings	9,400	33
Associated British Foods	49,085	676
AstraZeneca	105,860	4,449
Autonomy*	3,103	78
Aviva	78,243	359
BAE Systems	776,789	3,601
Balfour Beatty	11,760	43
Barclays	699,822	3,052
BG Group	250,260	3,809
BHP Billiton	45,791	1,252
BP	918,446	6,546
British Airways	2,993	9
British American Tobacco	68,090	1,999
BT Group, Cl A	378,254	692
Bunzl	15,500	159
Burberry Group	35,768	355
Cairn Energy*	696,575	4,026
Cape*	36,691	110
Carnival	7,515	283
Centrica	26,756	106
Cobham	61,854	205
Compass Group	170,492	1,312
Computacenter	4,925	22
Davis Service Group PLC	60,400	338
Diageo	64,458	983
DS Smith	8,312	14
easyJet*	28,355	163
Education Development International	15,291	24
Eurasian Natural Resources	103,231	1,483
Firstgroup	40,872	221
GlaxoSmithKline	191,684	3,187
Halfords Group	4,744	33

8	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Healthcare Locums	18,106	$59
Hogg Robinson Group	38,599	16
Home Retail Group	148,071	534
HSBC Holdings	705,633	6,383
ICAP	117,695	655
Imperial Tobacco Group	100,554	2,604
Inchcape	17,576	73
Inmarsat	21,128	229
Intercontinental Hotels Group	21,329	335
International Power	205,314	853
Invensys	22,624	90
Investec	45,032	317
ITV	31,000	25
Kazakhmys	20,760	352
Kingfisher	1,169,987	3,757
Legal & General Group	405,422	461
Lloyds Banking Group	880,094	712
Meggitt	1,927	8
Millennium & Copthorne Hotels	18,390	109
Mondi	4,227	25
Morgan Sindall	3,027	24
National Grid	49,328	356
Next	23,557	704
Old Mutual	229,674	376
Pearson	52,390	716
Petrofac	13,148	213
Prudential	3,222	25
Reckitt Benckiser Group	16,654	775
Reed Elsevier	217,344	1,505
Rexam	24,541	111
Rio Tinto	89,727	4,117
Rolls-Royce Group	79,110	670
Royal Bank of Scotland Group	1,424,371	949
SABMiller	27,076	761
Sage Group	944,549	3,227
Schroders	5,274	101
Serco Group	23,977	211
Shire	39,741	809
Smith & Nephew	151,080	1,360
Smiths Group	23,932	355
Standard Chartered	3,076	72
Standard Life	106,485	278
Tesco	729,509	4,324
Thomas Cook Group	52,000	155
Travis Perkins	55,257	626
Tullett Prebon	39,004	180
Tullow Oil	93,601	1,503
Unilever	44,426	1,193
Vedanta Resources	11,132	369
Vodafone Group	4,307,906	8,531
Whitbread	13,045	259
WM Morrison Supermarkets	164,071	624
WPP	134,438	1,259

		101,809

United States — 0.5%
AmeriCredit* (A)	5,135	111
BGC Partners, Cl A	8,210	51
Buckeye Technologies*	3,802	46
Central Garden and Pet*	4,700	47
Clearwater Paper*	1,900	116
Gladstone Capital	3,886	44

Description	Shares	Market Value ($ Thousands)
Hill-Rom Holdings	4,729	$132
Horace Mann Educators	7,560	116
John B. Sanfilippo & Son*	2,700	39
JPMorgan Chase	4,574	181
Kemet*	11,358	24
KKR Financial Holdings LLC(A)	20,380	169
M&F Worldwide*	1,500	47
NGP Capital Resources	2,500	18
Och-Ziff Capital Management Group LLC, Cl A	15,920	229
Omnova Solutions*	5,400	43
Pre-Paid Legal Services* (A)	1,600	74
RAIT Financial Trust‡ * (A)	64,752	163
Seagate Technology*	45,828	704
TICC Capital	12,600	104
Valueclick*	3,593	42
Western Digital*	6,428	224

		2,724

Total Common Stock (Cost $595,230) ($ Thousands)		566,353

MORTGAGE-BACKED SECURITIES — 0.7%
Non-Agency Mortgage-Backed Obligations —0.7%
Banc of America Funding, Ser 2004-5, Cl 1A19
5.250%, 12/20/34	265	265
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	258	254
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.793%, 12/25/33 (B)	58	56
Banc of America Mortgage Securities, Ser 2004-10, Cl 2A1
5.000%, 12/25/19	344	349
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR9, Cl A2
4.735%, 09/11/42	2	2
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	72	72
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-14, Cl A16
5.500%, 06/25/33	151	154
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-2, Cl A18
8.000%, 03/25/33	57	61
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	275	278
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-13, Cl 2A17
5.750%, 08/25/34	52	52
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	63	62

9	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description	Shares	Market Value ($Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2003-C3
3.382%, 05/15/38	$6	$6
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	138	138
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	255	254
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	202	201
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	134	134
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A2
4.022%, 01/05/36	2	2
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.817%, 12/25/34 (B)	151	154
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	29	29
Master Adjustable Rate Mortgages Trust, Ser 2004-6, Cl 2A1
3.915%, 07/25/34 (B)	382	348
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	37	37
Residential Funding Mortgage Securities I, Ser 2004-S1, Cl A2
0.743%, 02/25/34 (B)	44	43
Residential Funding Mortgage Securities I, Ser 2006-S5, Cl A4
5.500%, 03/25/34	143	144
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.463%, 09/25/46 (B)	467	455
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	176	176
WaMu Mortgage Pass Through Certificates, Ser 2004-AR9, Cl A6
2.950%, 08/25/34 (B)	2	2
WaMu Mortgage Pass Through Certificates, Ser 2005-AR10, Cl 1A1
4.750%, 09/25/35 (B)	252	253
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A5
4.500%, 06/25/33	28	28
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	146	146

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl B1
3.220%, 07/25/34 (B)	$45 $	15
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-N, Cl A13
0.793%, 06/25/34 (B)	76	74
Wells Fargo Mortgage Backed Securities Trust, Ser 2005- AR12, Cl 2A4
2.933%, 07/25/35 (B)	36	36

Total Mortgage-Backed Securities (Cost $4,325) ($ Thousands)		4,280

PREFERRED STOCK— 0.4%
Germany — 0.4%
Draegerwerk	1,189	71
Fresenius	3,718	237
Henkel	38,382	1,811
Jungheinrich	1,164	27
KSB	173	100
ProSiebenSat.1 Media	3,727	57
STO	300	27
Volkswagen	3,420	302

Total Preferred Stock (Cost $2,702) ($ Thousands)		2,632

WARRANTS — 0.1%

	Number Of Warrants
India — 0.1%
Shriram Transport Finance, Expires 2014 * (C)	64,656	774
Hong Kong — 0.0%
Henderson Land Development, Expires 12/31/49 *	2,780	—

Total Warrants (Cost $839) ($ Thousands)		774

CORPORATE OBLIGATION — 0.1%
Financials — 0.1%
Shinsei Finance Cayman
6.418%, 01/29/49 (B) (C)	$490	310

Total Corporate Obligation (Cost $490) ($ Thousands)		310

	Number Of Rights
RIGHTS — 0.0%
Australia — 0.0%
Transurban Group, Expires 06/21/10	8,619	—

10	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

Description		Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
United Kingdom — 0.0%
National Grid, PLC, Expires 06/13/10		19,731	$39

Total Rights (Cost $0) ($ Thousands)			39

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.090%**†		3,212,787	3,213

Total Cash Equivalent (Cost $3,213) ($ Thousands)			3,213

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bills (C)(D)
0.134%, 06/03/10		$2,967	2,967
0.140%, 06/17/10		308	308
0.150%, 07/15/10		106	106
0.140%, 08/19/10		68	68

Total U.S. Treasury Obligations (Cost $3,449) ($ Thousands)			3,449

United States — 4.4%
Brown Brothers Harriman
5.450%, 06/01/10	ZAR	5	1
3.410%, 06/01/10	AUD	86	73
1.700%, 06/01/10	NZD	9	6
0.080%, 06/01/10	GBP	124	180
0.070%, 06/01/10	CAD	1	1
0.070%, 06/01/10	NOK	106	16
0.050%, 06/01/10	DKK	281	46
0.050%, 06/01/10	EUR	179	221
0.030%, 06/01/10		25,971	25,971
0.010%, 06/01/10	CHF	9	8
0.010%, 06/01/10	HKD	882	113
0.010%, 06/01/10	JPY	5,875	65
0.010%, 06/01/10	SEK	1,277	163
0.010%, 06/01/10	SGD	36	25

Total Time Deposits (Cost $26,889) ($ Thousands)			26,889

AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P. 0.240% *†(F)		$30,032	$29,209

Total Affiliated Partnership (Cost $30,032) ($ Thousands)			29,209

Total Investments — 100.8% (Cost $667,169)($ Thousands)			$637,148

11	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2010

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	75	Jun-2010	$(1)
FTSE Index	22	Jun-2010	(15)
Hang Seng Index	1	Jun-2010	—
MSCI EAFE Index E-MINI	15	Jun-2010	(148)
Nikkei 225 Index	13	Jun-2010	(34)
SPI 200 Index	6	Jun-2010	(5)
Topix Index	12	Jun-2010	3

			$(200)

A summary of outstanding swap agreements held by the Fund at May 31, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	MSCI Daily TR NET EAFE USD MARKET Index	3-Month LIBOR Minus 25 Bps	Price Return	10/12/10	(28,388)	$(4,287)

Percentages are based on a Net Assets of $605,479 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $27,726 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security. The rate is the rate in effect as of May 31, 2010. The date reported is the final maturity date.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $29,209 ($ Thousands).

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

Cl — Class

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

LLC — Limited Liability Company

L.P. — Limited Partnership

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

12	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.4%
Argentina — 0.0%
Tenaris ADR	30,999	$1,151

Australia — 3.4%
Aditya Birla Minerals*	166,691	107
Amcor ADR	77,200	1,604
Australia & New Zealand Banking Group ADR	741,400	14,139
Australia & New Zealand Banking Group	194,986	3,688
Beach Energy	1,020,311	653
Bendigo Bank	46,055	331
BGP Holdings*	239,898	—
BHP Billiton	741,685	24,042
Caltex Australia	643,282	5,933
CFS Retail Property Trust‡	78,167	128
Coal & Allied Industries	5,259	401
Coca-Cola Amatil	197,438	1,821
Commonwealth Bank of Australia	213,729	9,307
Fairfax Media(A)	377,445	483
Fortescue Metals Group*	21,855	75
Incitec Pivot	553,668	1,417
Macquarie Group	54,620	2,006
National Australia Bank	211,258	4,411
New Hope	252,430	954
OneSteel	1,407,347	3,818
Origin Energy	219,141	2,787
OZ Minerals	1,822,194	1,653
Rio Tinto	290,198	16,516
Santos	859,596	9,050
SP AusNet, Cl Miscellaneous	657,720	468
Stockland‡	905,928	2,987
TABCORP Holdings	110,768	621
Telstra ADR	998,300	12,339
Wesfarmers	134,206	3,311
Westpac Banking	75,223	1,463
Woolworths	42,138	952

		127,465

Austria — 0.1%
Erste Group Bank	2,449	89
IMMOFINANZ	288,780	897
OMV	25,031	801
RHI*	2,622	72
Voestalpine	36,969	1,025

		2,884

Belgium — 1.0%
Belgacom	27,762	856
Delhaize Group ADR(A)	265,300	20,781
Delhaize Group(A)	35,137	2,791
D’ieteren	1,877	835
Groupe Bruxelles Lambert	6,282	456
InBev	141,063	6,834
KBC Groep	68,415	2,690
Nyrstar(A)	46,722	494
Telenet Group Holding	36,613	957

Description	Shares	Market Value ($ Thousands)
Umicore	11,503	$350

		37,044

Brazil — 3.5%
BM&F Bovespa SA	2,033,200	13,517
Centrais Eletricas Brasileiras ADR	53,971	673
Cia de Saneamento Basico do Estado de Sao Paulo ADR(A)	753,700	28,505
Cia Paranaense de Energia ADR(A)	1,025,600	19,025
Cia Vale do Rio Doce	268,300	7,353
Empresa Brasileira de Aeronautica	247,200	1,321
Empresa Brasileira de Aeronautica ADR	263,500	5,739
Fleury*	206,200	2,012
Hypermarcas*	130,500	1,760
Iguatemi Empresa de Shopping Centers	119,200	1,958
Julio Simoes Logistica*	270,600	1,172
Natura Cosmeticos	453,300	9,416
Petroleo Brasileiro	428,600	8,006
Petroleo Brasileiro ADR(A)	664,200	23,659
Rodobens Negocios Imobiliarios	176,500	1,151
SLC Agricola	201,367	1,544
Telegraph Norte Leste Participacoes	75,000	1,471
Wilson Sons, Cl BDR	110,980	1,253

		129,535

Canada — 6.7%
Agrium	234,500	12,888
Alimentation Couche Tard, Cl B	31,930	587
Bank of Montreal(A)	136,425	8,063
Bank of Nova Scotia	77,800	3,570
BCE	137,300	4,008
Brookfield Asset Management, Cl A(A)	116,258	2,952
Canadian Imperial Bank of Commerce(A)	65,300	4,456
Canadian National Railway	387,260	22,685
Canadian Natural Resources	669,100	23,701
Canadian Pacific Railway	39,300	2,200
Canadian Utilities, Cl A	18,506	787
Cascades	32,900	215
Celestica*	85,800	791
Cenovus Energy	182,919	5,055
Centerra Gold*	69,900	852
CGI Group, Cl A*	338,909	5,237
Domtar	12,500	765
Dorel Industries, Cl B	33,200	1,201
Empire, Cl A	7,600	377
EnCana	448,013	14,161
Fairfax Financial Holdings	4,300	1,607
First Quantum Minerals	11,600	622
Flint Energy Services (Canada)*	9,700	113
Gildan Activewear*	53,047	1,580
Grande Cache Coal*	38,500	213
Groupe Aeroplan	26,800	243
IAMGOLD	96,832	1,687
IESI-BFC	28,500	574
IGM Financial	4,500	167

1	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Lundin Mining*	471,200	$1,833
Manulife Financial	12,200	209
MDS*	47	—
Metro, Cl A(A)	71,907	2,975
National Bank of Canada	26,400	1,455
Nexen	606,343	13,269
Norbord*	48,403	684
Northgate Minerals*	241,700	720
Onex	58,200	1,480
Pacific Rubiales Energy*	65,158	1,372
Petrobank Energy & Resources*	43,300	1,854
Potash Corp of Saskatchewan	80,750	8,009
Potash Saskatchewan	16,700	1,701
Provident Energy Trust	10,100	73
Quebecor, Cl B	24,700	819
Research In Motion*	154,985	9,404
Rogers Communications, Cl B	181,400	6,224
Royal Bank of Canada	133,810	7,014
Saputo	72,000	2,013
SEMAFO*	97,100	640
Sherritt International	152,000	966
Sino-Forest, Cl A*	71,063	1,229
Teck Cominco, Cl B	136,503	4,743
Tesco ADR	23,996	270
TMX Group	7,400	192
Toronto-Dominion Bank	422,400	28,870
Transat AT, Cl B*	15,700	164
TransCanada	417,900	13,892
West Fraser Timber	12,000	496
Western Coal*	69,438	347
Yamana Gold	1,277,500	13,752
Yellow Pages Income Fund(A)	193,840	1,180

		249,206

Chile — 0.2%
Banco Santander Chile ADR	7,648	475
Cia Cervecerias Unidas	179,986	1,498
Enersis ADR	109,089	2,056
ENTEL Chile	133,628	1,792

		5,821

China — 1.8%
AirMedia Group ADR*	202,106	817
Ajisen China Holdings	1,731,909	1,795
China Construction Bank, Cl H	2,917,000	2,361
China Life Insurance, Cl H	667,000	2,938
China Merchants Bank, Cl H(A)	6,666,150	15,822
China Petroleum & Chemical,
Cl H	8,260,000	6,567
China Railway Construction, Cl H	1,035,000	1,232
China Telecom, Cl H	1,214,000	563
Dongfeng Motor Group, Cl H	1,846,000	2,245
Industrial & Commercial Bank of
China	25,872,000	19,173
Luthai Textile*	142,800	110
Mindray Medical International
ADR	77,667	2,310
Shanghai Friendship Group, Cl B	241,620	311
Sinopharm Group, Cl H	1,940,800	7,690
Tingyi Cayman Islands Holding	1,132,000	2,603

Description	Shares	Market Value ($ Thousands)
Zhuzhou CSR Times Electric, Cl H	1,057,000	$2,129

		68,666

Colombia — 0.4%
BanColombia ADR	340,900	16,302

Cyprus — 0.0%
Eurasia Drilling GDR(B)	57,349	1,061
Songa Offshore*	85,490	295

		1,356

Czech Republic — 0.1%
CEZ	49,926	2,121
Komercni Banka	8,077	1,414

		3,535

Denmark — 1.3%
Carlsberg, Cl B	39,481	3,023
Coloplast, Cl B	24,872	2,589
Danisco	18,580	1,117
Danske Bank	67,935	1,384
FLSmidth	28,162	1,774
Novo-Nordisk, Cl B	379,442	29,401
Vestas Wind Systems*	171,901	8,251

		47,539

Egypt — 0.1%
Egyptian Financial Group-Hermes
Holding	459,865	2,472
Orascom Construction Industries	20,858	898

		3,370

Finland — 0.8%
Fortum	151,783	3,405
Kone, Cl B	95,384	3,734
Metso	39,901	1,267
Nokia ADR(A)	551,100	5,577
Orion, Cl B	67,301	1,184
Pohjola Bank, Cl A	4,789	47
Sampo, Cl A	185,113	3,940
Stora Enso, Cl R	972,381	7,291
UPM-Kymmene	349,291	4,501
Wartsila, Cl B(A)	3,604	156

		31,102

France — 5.6%
Air Liquide	173,876	17,112
Alstom	32,846	1,585
Arkema(A)	42,082	1,545
AXA	34,904	579
BNP Paribas	355,284	20,283
Bouygues	14,872	639
Casino Guichard Perrachon	6,131	472
CNP Assurances(A)	12,194	862
Compagnie de St.-Gobain(A)	26,809	1,038
Credit Agricole(A)	13,815	151
Dassault Systemes(A)	34,959	2,045
Eutelsat Communications	29,895	982
Fonciere Des Regions‡	1,158	107

2	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
France Telecom	69,456	$1,327
France Telecom ADR(A)	929,900	17,752
Gecina‡	1,777	149
Havas	410,200	1,883
Klepierre‡	29,416	794
Lafarge	175,873	10,218
Lagardere S.C.A.	29,160	942
Legrand(A)	1,256	37
LVMH Moet Hennessy Louis Vuitton(A)	177,336	18,855
Natixis	570,850	2,542
Neopost	3,579	263
Peugeot	199,125	4,798
PPR	17,605	2,129
Publicis Groupe	40,888	1,718
Renault	117,475	4,257
Rhodia	260,926	4,484
Safran(A)	281,740	7,718
Sanofi-Aventis(A)	310,108	18,910
Schneider Electric	70,929	7,172
SEB	8,776	594
Sequana Capital	7,402	94
Societe BIC	1,505	108
Societe Des Autoroutes Paris- Rhin-Rhone	3,319	202
Societe Generale	78,315	3,385
Societe Television Francaise 1	64,219	924
Technip	100,740	6,574
Technip ADR	189,300	12,305
Total(A)	154,158	7,172
Valeo	106,264	2,963
Vallourec(A)	8,009	1,503
Vinci	61,724	2,808
Vivendi	644,352	14,012

		205,992

Germany — 4.8%
Adidas	81,832	4,131
ADVA Optical Networking*	49,708	249
Aixtron(A)	105,282	2,869
Allianz	148,269	14,901
BASF	472,150	25,106
Bayer	44,834	2,526
Bilfinger Berger	24,216	1,361
DaimlerChrysler	157,840	7,963
Deutsche Bank(A)	433,455	25,951
Deutsche Post	176,007	2,633
Deutsche Telekom	500,444	5,613
E.ON	198,353	6,062
Fresenius Medical Care	237,246	12,037
Hannover Rueckversicherung(A)	79,639	3,403
Henkel	4,430	178
Hochtief	17,232	1,109
Infineon Technologies*	429,526	2,473
Linde	8,663	895
MAN	5,220	449
Metro	12,492	658
MTU Aero Engines Holding	23,500	1,291
Norddeutsche Affinerie	23,244	1,066
RWE	57,957	4,176
SAP ADR(A)	152,300	6,462
SAP(A)	417,229	18,116

Description	Shares	Market Value ($ Thousands)
Siemens ADR(A)	151,800	$13,591
Siemens	109,430	9,983
Suedzucker(A)	107,306	1,970
TUI	113,187	1,035
United Internet(A)	54,274	695
Volkswagen	998	86

		179,038

Greece — 0.1%
OPAP	65,863	1,052
Public Power	57,700	896

		1,948

Guernsey — 0.3%
Amdocs*	355,200	10,123

Hong Kong — 2.8%
ASM Pacific Technology	109,200	830
BOC Hong Kong Holdings	1,411,794	3,188
Chaoda Modern Agriculture	3,298,000	3,151
Cheung Kong Holdings	185,000	2,108
China Dongxiang Group	4,322,000	2,903
China Mobile	2,016,000	19,083
Chinese Estates Holdings	26,500	44
CLP Holdings	1,171,000	8,249
CNOOC	11,306,000	18,093
First Pacific	1,406,000	912
GOME Electrical Appliances Holdings	9,925,300	3,047
Henderson Land Development	19,000	113
Hong Kong Exchanges and Clearing	859,100	13,197
Hongkong Land Holdings	302,007	1,437
Hopewell Holdings	96,000	261
Huabao International Holdings	3,391,000	4,181
Hutchison Telecommunications Hong Kong Holdings	1,170,000	236
Hutchison Whampoa	301,450	1,876
Hysan Development(A)	43,000	112
Jardine Matheson Holdings	20,000	695
Jardine Strategic Holdings	29,000	568
Link REIT‡	179,500	433
Midland Holdings	720,000	518
New World Development	1,410,000	2,253
Noble Group	1,676,816	2,163
Orient Overseas International	97,500	651
Polytec Asset Holdings	1,560,000	258
RCG Holdings*	137,229	108
Sun Hung Kai Properties	338,000	4,458
Swire Pacific, Cl A	106,000	1,170
TPV Technology	1,266,000	777
Wharf Holdings	805,342	4,013
Wheelock	393,270	1,053
Yue Yuen Industrial Holdings	753,000	2,331

		104,470

Hungary — 0.2%
MOL Hungarian Oil and Gas	17,193	1,411

3	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
OTP Bank	206,777	$5,347

		6,758

India — 1.2%
Allahabad Bank	275,829	983
Andhra Bank	400,782	1,180
Cairn India*	412,130	2,669
Dena Bank	255,022	493
HDFC Bank	152,520	6,215
IDBI Bank	593,756	1,458
India Cements	623,293	1,450
Indian Bank	87,100	432
Indian Overseas Bank	118,213	232
Infosys Technologies	93,410	5,357
LIC Housing Finance	72,396	1,468
Nagarjuna Construction	395,189	1,479
Oil & Natural Gas	34,441	841
Oriental Bank of Commerce	135,995	985
Patni Computer Systems ADR	7,700	203
Power Finance	377,475	2,412
Sesa Goa* (C)	460,242	3,793
Sonata Software	73,006	75
State Bank of India GDR	4,006	380
State Bank of India	182,515	8,935
Syndicate Bank	86,740	172
UCO Bank	323,974	551
Union Bank of India	140,619	889
Vijaya Bank	396,817	505
Welspun	418,305	2,003
Zuari Industries	8,087	128

		45,288

Indonesia — 0.4%
Astra International	1,047,500	4,881
Bank Mandiri	5,352,000	3,092
Bank Negara Indonesia Persero	3,295,000	890
Bank Rakyat Indonesia	2,082,000	1,933
Gudang Garam	153,500	558
HM Sampoerna	17,500	28
Indocement Tunggal Prakarsa	1,578,420	2,557
Telekomunikasi Indonesia	3,194,500	2,673

		16,612

Ireland — 1.0%
Accenture, Cl A	158,500	5,947
Covidien	464,200	19,678
CRH ADR	573,800	13,002

		38,627

Israel — 1.3%
Bank Hapoalim*	1,516,308	5,754
Check Point Software Technologies* (A)	83,780	2,570
Israel Discount Bank, Cl A*	1,137,803	1,923
Teva Pharmaceutical Industries ADR	660,620	36,215

		46,462

Italy — 1.3%
Atlantia(A)	74,661	1,395
Banca Intesa(A)	2,182,792	5,848
Danieli & C Officine Meccaniche	12,488	244

Description	Shares	Market Value ($ Thousands)
Enel	3,141,714	$14,480
ENI	164,634	3,086
Finmeccanica(A)	257,683	2,761
Indesit	34,599	371
Mediaset(A)	588,863	3,663
Parmalat	3,676,250	8,931
Prysmian	11,787	183
Saipem	53,916	1,699
Snam Rete Gas(A)	116,189	472
Telecom Italia(A)	4,861,815	5,381
Terna Rete Elettrica Nazionale	152,888	578

		49,092

Japan — 11.0%
77 Bank	224,359	1,157
Aeon(A)	216,900	2,268
Aeon Fantasy	5,800	64
Aisin Seiki	42,400	1,183
Ajinomoto	14,000	119
Alfresa Holdings	22,000	1,051
Alpine Electronics	23,000	279
Alps Electric	124,828	1,120
Arnest One	58,500	608
Asahi Glass	890,866	9,444
Asahi Kasei	400,000	2,107
Astellas Pharma	220,500	7,117
Bank of Yokohama	287,796	1,377
Brother Industries	189,000	2,095
Canon	293,695	12,095
Chiba Bank	219,574	1,340
Chubu Electric Power	67,200	1,558
Chugai Pharmaceutical	56,904	1,009
Dai Nippon Printing	10,000	123
Daicel Chemical Industries	564,219	3,952
Dai-ichi Life Insurance	5,940	9,798
Daiichikosho	23,200	286
Daikyo	963,000	1,927
Daito Trust Construction	58,100	2,935
Daiwa House Industry	377,000	3,607
Dena	186,000	5,621
Denki Kagaku Kogyo	170,000	802
Denso	71,200	1,922
Disco	20,906	1,407
EDION(A)	60,200	531
Elpida Memory*	6,100	111
Fanuc	182,300	19,265
Fuji Electric Holdings	625,000	1,759
Fuji Heavy Industries	553,000	3,186
FUJIFILM Holdings	178,155	5,309
Fujitsu	1,219,000	7,842
Fujitsu ADR(A)	221,700	7,141
Fukuoka Financial Group	389,000	1,638
Fukuyama Transporting	13,000	62
Furukawa Electric	289,000	1,246
Futaba Industrial	31,800	248
Gunma Bank	18,000	94
Hanwa	90,000	362
Hitachi	5,098,000	20,854
Honda Motor	401,570	12,232
Hosiden	34,100	381
Idemitsu Kosan	23,200	1,740
IHI	277,000	475

4	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Inpex	207	$1,302
Isuzu Motors	109,000	338
IT Holdings	29,900	358
Itochu	283,600	2,355
J Front Retailing	124,000	642
Japan Retail Fund Investment, Cl A‡	156	187
JFE Holdings	103,406	3,485
JGC	5,000	80
JSR	105,400	1,925
JX Holdings*	1,012,550	5,534
Kaken Pharmaceutical	62,000	530
KDDI	223	1,010
Kobe Steel	541,000	1,136
Komatsu	781,600	14,688
K’s Holdings	50,200	1,173
Kuraray	159,000	1,976
Kyocera	34,400	3,000
Lintec	5,600	100
Maeda Road Construction	71,000	566
Marubeni	2,437,819	13,591
Maruichi Steel Tube	5,400	98
Mediceo Paltac Holdings	159,500	1,871
Millea Holdings	55,300	1,550
Minebea	134,000	771
Miraca Holdings	50,400	1,511
Mitsubishi	468,366	10,568
Mitsubishi Chemical Holdings	153,000	712
Mitsubishi Electric	215,000	1,766
Mitsubishi Heavy Industries	142,000	528
Mitsubishi UFJ Financial Group	3,574,186	17,333
Mitsui ADR	46,000	13,294
Mitsui	183,000	2,604
Mitsui Chemicals	802,000	2,425
Mitsui Engineering & Shipbuilding(A)	481,000	1,100
Mitsui OSK Lines	930,000	6,627
Murata Manufacturing	3,500	170
Nagase	53,000	573
NEC Networks & System Integration	39,800	493
NHK Spring	131,000	1,239
Nichii Gakkan	33,900	315
Nidec	61,500	5,606
Nippo	62,000	487
Nippon Electric Glass	240,517	3,161
Nippon Express	47,000	208
Nippon Flour Mills	78,000	369
Nippon Light Metal	524,000	761
Nippon Meat Packers	117,000	1,463
Nippon Paper Group	51,200	1,475
Nippon Steel	73,000	256
Nippon Telegraph & Telephone	359,000	14,547
Nishi-Nippon City Bank	131,000	364
Nissan Motor	1,715,080	12,523
Nitori	6,200	496
Nitto Denko	88,400	3,159
Nojima	3,545	31
Noritsu Koki	8,200	60
NSK	276,000	2,024
NTT Data	163	607
NTT DoCoMo	1,870	2,782

Description	Shares	Market Value ($ Thousands)
Obic	2,890	$557
Omron	88,400	1,861
Onward Holdings	60,000	451
ORIX	14,418	1,100
Rohm	6,000	382
Saizeriya	56,700	1,112
Sapporo Hokuyo Holdings	317,700	1,174
Secom	8,700	373
Seika	23,000	48
Seino Holdings	134,000	950
Shimamura	900	82
Shinsei Bank(A)	265,000	262
Shiseido	124,800	2,421
SMC	4,800	623
Sojitz	1,141,600	1,946
Sony	375,800	11,637
Sony Financial Holdings	32	111
Sumitomo	387,711	4,208
Sumitomo Electric Industries	343,633	4,062
Sumitomo Heavy Industries	307,760	1,773
Sumitomo Metal Mining	62,000	883
Sumitomo Mitsui Financial Group	94,909	2,821
Sumitomo Trust & Banking	311,000	1,662
Suzuken	30,900	1,099
Tachi-S, Cl S	4,700	45
Takefuji(A)	337,950	996
Tanabe Seiyaku	18,000	234
TDK	24,916	1,452
Toagosei	190,000	831
Tokyo Electron	30,778	1,790
Tokyo Energy & Systems	14,000	89
Tokyo Gas	551,000	2,405
Tokyo Tekko	30,000	73
Toshiba TEC	168,000	617
Toyo Seikan Kaisha	90,300	1,411
Toyo Suisan Kaisha	54,540	1,208
Toyoda Gosei	41,200	1,050
Toyota Industries	24,600	632
Toyota Motor	425,506	15,347
Unicharm	24,600	2,489
Warabeya Nichiyo	6,500	74
Watabe Wedding	9,200	104
Yahoo! Japan	7,835	2,757
Yamada Denki	16,410	1,130
Zeon	137,000	803

		409,885

Kazakhstan — 0.1%
KazMunaiGas Exploration
Production GDR	105,284	2,258

Macau — 0.0%
Sands China*	580,400	860

Malaysia — 0.4%
Affin Holdings	236,400	208
Axiata Group*	572,700	655
CIMB Group Holdings	4,309,400	8,865
EON Capital	119,600	254
Hong Leong Bank	293,133	760

5	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Hong Leong Financial Group	94,700	$236
KLCC Property Holdings	103,700	91
Malayan Banking	341,000	739
Proton Holdings*	131,700	188
Public Bank	256,864	892
RHB Capital	764,700	1,334
Telekom Malaysia	2,081,500	2,116

		16,338

Mauritius — 0.0%
Golden Agri-Resources	970,840	353

Mexico — 1.9%
Alfa, Cl A	150,804	1,071
America Movil, Ser L	6,391,874	15,711
America Movil ADR, Ser L(A)	251,150	11,890
Bolsa Mexicana de Valores*	859,517	1,288
Coca-Cola Femsa ADR	338,300	22,504
Grupo Financiero Banorte, Ser O	548,493	2,152
Grupo Lamosa*	17,900	18
Grupo Televisa	493,921	1,916
Telefonos de Mexico	436,600	329
Urbi Desarrollos Urbanos*	867,461	1,706
Wal-Mart de Mexico	5,848,500	13,067

		71,652

Netherlands — 3.5%
ArcelorMittal	82,462	2,531
ASML Holding	75,192	2,185
CSM	81,000	2,433
European Aeronautic Defense and Space(A)	254,525	5,113
Heineken	50,744	2,194
Heineken Holding	7,473	281
ING Groep	1,522,474	12,175
Koninklijke Ahold	433,395	5,473
Koninklijke DSM(A)	205,258	8,244
Koninklijke Philips Electronics	625,325	18,808
Koninklijke Vopak	43,370	1,657
Nutreco Holding	18,690	1,032
Plaza Centers	403,855	617
Royal Dutch Shell, Cl B	285,139	7,173
Royal Dutch Shell ADR, Cl A	368,600	19,315
Royal Dutch Shell, Cl A (GBP)	392,096	10,285
Royal Dutch Shell, Cl A	586,457	15,324
Royal KPN	500,690	6,535
SBM Offshore	4,153	66
TNT	25,678	641
Unilever	337,931	9,314

		131,396

Netherlands Antilles — 0.3%
Schlumberger(A)	215,250	12,086

New Zealand — 0.0%
Telecom of New Zealand	1,145,450	1,476

Norway — 1.1%
DnB	827,680	8,255

Description	Shares	Market Value ($ Thousands)
Marine Harvest(A)	5,142,521	$4,151
Seadrill	16,450	317
Statoil ADR(A)	890,600	17,901
Statoil(A)	314,539	6,220
Telenor(A)	206,656	2,537
TGS Nopec Geophysical*	20,000	273

		39,654

Pakistan — 0.0%
Pakistan Telecommunication	1,439,600	331

Panama — 0.2%
Copa Holdings, Cl A	124,700	6,360

Poland — 0.1%
Bank Zachodni WBK	13,272	827
Getin Holding*	185,131	573
Netia*	107,362	160
Polski Koncern Naftowy Orlen	285,565	3,326

		4,886

Portugal — 0.2%
Banco Espirito Santo	51,355	199
Cimpor Cimentos de Portugal	9,503	51
Energias de Portugal	1,118,123	3,469
Inapa-Invest Particip Gesta*	122,900	76
Jeronimo Martins	203,901	1,896
Portugal Telecom	120,865	1,244

		6,935

Russia — 0.4%
Alliance Oil*	123,363	1,635
Globaltrans Investment GDR	179,595	2,299
LSR Group GDR*	140,513	1,124
Lukoil ADR	65,287	3,124
Magnit GDR	82,818	1,325
Magnitogorsk Iron & Steel Works
GDR	187,433	1,972
Mechel ADR(A)	97,390	2,112
Mobile Telesystems ADR	140,661	2,705

		16,296

Singapore — 0.9%
CapitaCommercial Trust‡	1,227,527	997
CapitaMall Trust‡	735,217	954
DBS Group Holdings	435,261	4,343
Fraser and Neave	180,000	627
Hong Leong Asia	116,000	261
Jardine Cycle & Carriage	44,144	868
SembCorp Industries	231,000	659
SembCorp Marine	27,000	75
Singapore Airlines	344,027	3,536
United Overseas Bank ADR	239,100	6,226
UOB-Kay Hian Holdings	82,000	86
UOL Group	383,000	1,034
Wilmar International	355,000	1,475
Yangzijiang Shipbuilding Holdings	5,802,000	5,210

		26,351

South Africa — 1.1%

6	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
ABSA Group	135,603	$2,286
African Bank Investments	385,496	1,596
Barloworld	200,937	1,223
Grindrod	778,517	1,548
Group	220,871	3,139
Harmony Gold Mining	191,888	1,948
Impala Platinum Holdings	169,371	4,271
Mondi	358,609	2,219
Mr Price Group	252,166	1,487
Sasol ADR	535,800	19,289
Telkom	114,662	560

		39,566

South Korea — 3.4%
Daewoo Shipbuilding & Marine
Engineering	82,690	1,256
Hana Financial Group	282,130	7,380
Hyundai Development	51,500	1,056
Hyundai Motor	137,572	16,122
Hyundai Steel	55,239	4,078
Kia Motors	259,190	6,791
KISCO Holdings	4,036	151
KT	250,290	9,491
LG	123,552	6,950
LG Hausys	1,304	103
LG.Philips LCD	179,270	6,693
MegaStudy	8,276	1,129
POSCO ADR(A)	118,100	11,381
Samsung Electronics	45,079	29,282
Shinhan Financial Group	76,740	2,788
Shinsegae	5,517	2,230
SK Holdings	44,026	3,117
SK Telecom ADR	857,600	13,336
Woori Finance Holdings	347,520	4,349

		127,683

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria ADR(A)	1,100,100	11,441
Banco Bilbao Vizcaya Argentaria(A)	213,519	2,243
Banco Pastor	160	1
Banco Santander Central Hispano	469,461	4,820
Gas Natural	88,514	1,299
Mapfre(A)	159,198	449
Red Electrica	6,535	260
Repsol	17,167	351
Telefonica	747,270	14,343

		35,207

Sweden — 1.6%
Alfa Laval	122,590	1,551
Assa Abloy, Cl B	17,102	345
Atlas Copco, Cl A(A)	88,395	1,260
Billerud	58,221	375
Electrolux, Cl B	379,854	8,560
Hennes & Mauritz, Cl B(A)	317,642	18,005
Nordea Bank	230,777	1,894
Saab, Cl B	16,300	215
Scania, Cl B	4,577	67
Securitas, Cl B	84,383	753
SKF, Cl B	60,502	1,063

Description	Shares	Market Value ($ Thousands)
Svenska Cellulosa, Cl B	154,809	$1,801
Svenska Cellulosa ADR	946,500	11,074
Svenska Handelsbanken, Cl A	43,685	1,063
Tele2, Cl B(A)	182,530	2,641
Telefonaktiebolaget LM Ericsson, Cl B	231,857	2,373
TeliaSonera	701,005	4,199
Volvo, Cl B	369,273	3,850

		61,089

Switzerland — 4.6%
Actelion*	4,000	145
Adecco(A)	120,552	5,838
Baloise Holding	13,550	959
Clariant	186,400	2,171
Compagnie Financiere Richemont	48,769	1,614
Credit Suisse Group	72,648	2,818
EGL	83	54
Holcim	23,096	1,464
Julius Baer Group	153,233	4,448
Logitech International* (A)	387,449	5,553
Nestle	730,279	33,061
Novartis	745,057	33,794
Roche Holding	153,713	21,076
Schindler Holding	29,913	2,314
Sonova Holding	7,313	792
STMicroelectronics (EUR)	190,403	1,515
STMicroelectronics	518,513	4,111
Swatch Group	25,128	1,217
Swatch Group, Cl B	24,485	6,418
Swiss Life Holding	8,454	909
Swisscom	725	231
Syngenta	6,804	1,510
Temenos Group* (A)	28,143	655
UBS	342,745	4,599
Xstrata	592,482	8,600
Zurich Financial Services ADR	586,700	11,857
Zurich Financial Services	57,083	11,679

		169,402

Taiwan — 1.7%
Acer	637,990	1,599
Asia Polymer	443,000	378
Cathay Financial Holding	1,138,000	1,689
Chinatrust Financial Holding	2,585,345	1,347
Chunghwa Telecom	724,000	1,389
CMC Magnetics*	1,730,000	438
Elitegroup Computer Systems	704,000	249
Far Eastern Textile	1,404,720	1,391
Fubon Financial Holding	4,198,000	4,820
High Tech Computer	544,650	7,412
HON HAI Precision Industry	911,500	3,550
Hwa Fong Rubber*	616,000	229
Jean*	177,000	63
Long Bon International	488,000	202
MediaTek	186,248	3,048
Prime View International	1,409,000	2,145
Siliconware Precision Industries ADR	1,074,900	5,847
Taishin Financial Holding	743,000	261
Taiwan Fertilizer	720,000	2,005

7	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Taiwan Semiconductor
Manufacturing ADR	785,250	$7,656
Taiwan Semiconductor
Manufacturing	4,911,925	9,251
United Microelectronics ADR(A)	1,211,600	4,010
United Microelectronics	4,159,000	1,965
Yageo	1,423,000	630
Yosun Industrial	155,000	234

		61,808

Thailand — 0.6%
Bangkok Bank	1,324,700	4,761
Bangkok Bank NVDR	410,400	1,475
Bank of Ayudhya	4,743,100	2,710
Bumrungrad Hospital	1,198,400	1,132
Glow Energy	1,276,155	1,372
Kasikornbank	1,703,900	4,619
Krung Thai Bank	6,025,900	2,203
Siam Commercial Bank	744,000	1,862
Thai Airways International	451,200	326
Thanachart Capital	695,600	508

		20,968

Turkey — 0.9%
Arcelik	553,608	2,332
Cimsa Cimento Sanayi VE Tica	245,301	1,174
Ford Otomotiv Sanayi	181,031	1,150
Haci Omer Sabanci Holding	990,068	4,044
KOC Holding	568,981	1,979
Tekfen Holding	315,674	943
Tupras Turkiye Petrol Rafine	62,493	1,147
Turkcell Iletisim Hizmet ADR	430,100	5,798
Turkcell Iletisim Hizmet	454,230	2,464
Turkiye Garanti Bankasi	1,993,106	8,587
Turkiye Sinai Kalkinma Bankasi	1,046,412	1,175
Turkiye Vakiflar Bankasi Tao, Cl D	1,472,480	3,101

		33,894

United Kingdom — 14.6%
3i Group	578,688	2,369
Acergy	116,978	1,704
Aggreko	81,391	1,479
Amlin	144,920	782
Anglo American*	123,692	4,719
Antofagasta	80,653	1,024
ARM Holdings	2,319,176	8,229
Associated British Foods	184,689	2,542
AstraZeneca	527,646	22,176
AstraZeneca ADR(A)	471,800	19,934
Autonomy*	50,262	1,265
Aviva	633,934	2,908
BAE Systems ADR	643,600	11,958
Barclays	815,686	3,557
BG Group	343,567	5,229
BHP Billiton	594,815	16,260
BP	3,917,534	27,921
British American Tobacco ADR	222,600	13,033
British American Tobacco	989,976	29,061
British Sky Broadcasting Group	1,325,323	10,979
BT Group, Cl A	2,259,865	4,133
Cairn Energy*	972,386	5,620
Cape*	112,128	335

Description	Shares	Market Value ($ Thousands)
Carnival	521,607	$19,606
Catlin Group	193,684	911
Compass Group	783,922	6,033
Compass Group ADR(A)	1,731,900	13,422
Cookson Group	147,334	1,006
Diageo ADR	215,600	13,212
Diageo	298,662	4,556
Dimension Data Holdings	726,115	1,062
DS Smith	173,654	290
EnQuest*	6,688	9
GlaxoSmithKline	469,043	7,799
GlaxoSmithKline ADR(A)	560,300	18,748
Hamworthy	22,253	89
Healthcare Locums	55,412	181
HSBC Holdings	672,264	6,059
Imperial Tobacco Group	470,431	12,183
International Power ADR	144,500	6,170
International Power	217,241	903
Invensys	242,406	964
Investec	447,774	3,137
ITV	1,487,310	1,195
Kingfisher	4,437,149	14,247
Legal & General Group	1,661,367	1,887
Lloyds Banking Group	6,111,370	4,943
Marks & Spencer Group ADR	649,100	6,511
National Grid	213,529	1,542
Next	43,980	1,314
Pearson	755,456	10,328
Pearson ADR	1,384,300	19,048
Persimmon	154,248	903
Petrofac	104,438	1,688
Prudential ADR	1,079,900	16,857
Reckitt Benckiser Group	430,379	20,030
Rexam	91,890	416
Rio Tinto	289,224	13,271
Rolls-Royce Group	510,757	4,324
SABMiller	583,464	16,386
Severn Trent	51,828	892
Shire	256,796	5,225
Smith & Nephew	872,645	7,858
Standard Chartered	1,003,230	23,597
Tesco	3,051,651	18,087
Tomkins	333,212	1,169
Unilever	155,595	4,178
Unilever ADR	485,700	13,133
United Utilities Group	168,601	1,309
Vedanta Resources	10,386	345
Vodafone Group	3,150,080	6,238
WM Morrison Supermarkets	292,454	1,112
Wolseley	138,400	3,263
WPP	908,029	8,505

		543,358

United States — 1.4%
Advance America Cash Advance
Centers	57,164	276
ATC Technology*	22,541	421
Avis Budget Group*	79,462	942
Axis Capital Holdings	255,900	7,779
Boise* (A)	348,844	2,142
Bon-Ton Stores	17,707	230
Buckeye Technologies*	20,509	249

8	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
Calamos Asset Management, Cl A	36,343	$400
Central Garden and Pet*	45,888	461
Clearwater Paper*	5,300	324
ConocoPhillips	7,204	374
Consolidated Graphics*	5,500	253
Gladstone Capital	20,956	236
Golden Star Resources* (A)	108,400	458
Golden Star Resources*	213,629	908
Healthspring*	42,987	747
Hercules Technology Growth Capital	23,506	207
KKR Financial Holdings LLC(A)	43,227	358
Lubrizol	6,854	607
Medifast* (A)	40,285	1,264
Omnova Solutions*	37,500	301
Par Pharmaceutical*	4,745	132
PHH*	83,149	1,833
PolyOne*	47,243	472
Questcor Pharmaceuticals*	34,949	331
RAIT Financial Trust‡ * (A)	139,296	350
RenaissanceRe Holdings	159,400	8,617
Sanderson Farms	4,200	230
Seagate Technology*	304,384	4,675
Southern Copper(A)	228,100	6,724
Spartech*	10,300	137
Thomson Reuters (CAD)(A)	146,300	5,181
USA Mobility	17,647	248
Western Digital*	74,127	2,581
World Acceptance* (A)	13,676	489

		50,937

Total Common Stock (Cost $3,422,768) ($ Thousands)		3,320,415

PREFERRED STOCK — 1.0%
Brazil — 0.3%
Banco Bradesco	228,100	3,801
Cia de Bebidas das Americas	23,400	2,224
Cia Energetica de Minas Gerais	115,310	1,643
Randon Participacoes	330,700	1,731
Tekno Industria e Comercio	1	—
Tim Participacoes	796,200	2,151

		11,550

Germany — 0.7%
Draegerwerk	3,838	231
Henkel	217,135	10,243
KSB	304	176
ProSiebenSat.1 Media(A)	162,055	2,484
RWE	1,075	73
Volkswagen	137,241	12,131

		25,338

Total Preferred Stock (Cost $36,232) ($ Thousands)		36,888

MORTGAGE-BACKED SECURITIES — 0.2%
Non-Agency Mortgage-Backed Obligations — 0.2%
Banc of America Funding, Ser 2004-5, Cl 1A19 5.250%, 12/20/34	664	663
Banc of America Funding, Ser 2005-2, Cl 1A2 5.500%, 04/25/35	345	340

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.793%, 12/25/33 (D)	$144	$141
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR9, Cl A2
4.735%, 09/11/42	4	4
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	153	153
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	136	134
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-14, Cl A16
5.500%, 06/25/33	272	277
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-2, Cl A18
8.000%, 03/25/33	164	175
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	550	556
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-13, Cl 2A17
5.750%, 08/25/34	123	122
Credit Suisse First Boston Mortgage Securities, Ser 2003- C3
3.382%, 05/15/38	8	8
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	326	326
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	622	620
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	447	445
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	321	319
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A2
4.022%, 01/05/36	6	6
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.817%, 12/25/34 (D)	328	333
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	44	44
Master Adjustable Rate Mortgages Trust, Ser 2004-6, Cl 2A1
3.915%, 07/25/34 (D)	478	435
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	87	88

9	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Funding Mortgage Securities I, Ser 2004-S1, Cl A2
0.743%, 02/25/34 (D)	$124	$123
Residential Funding Mortgage Securities I, Ser 2006-S5, Cl A4
5.500%, 03/25/34	651	655
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.463%, 09/25/46 (D)	1,346	1,311
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	347	347
WaMu Mortgage Pass Through Certificates, Ser 2004-AR9, Cl A6
2.950%, 08/25/34 (D)	31	31
WaMu Mortgage Pass Through Certificates, Ser 2005-AR10, Cl 1A1
4.750%, 09/25/35 (D)	643	645
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A5
4.500%, 06/25/33	62	61
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	372	373
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl B1
3.220%, 07/25/34 (D)	45	15
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-N, Cl A13
0.793%, 06/25/34 (D)	185	179
Wells Fargo Mortgage Backed Securities Trust, Ser 2005- AR12, Cl 2A4
2.933%, 07/25/35 (D)	18	18

		8,947

Total Mortgage-Backed Securities
(Cost $8,995) ($ Thousands)		8,947

ASSET-BACKED SECURITIES — 0.1%
Mortgage Related Securities — 0.1%
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2005-FF9, Cl A3
0.623%, 10/25/35 (D)	437	420
Structured Asset Securities, Ser 2007-GEL2, Cl A1
0.493%, 05/25/37 (B) (D)	1,419	1,170

		1,590

Total Asset-Backed Securities
(Cost $1,837) ($ Thousands)		1,590

Description		Face Amount ($ Thousands)/ Number of Contracts	Market Value ($ Thousands)
WARRANTS — 0.0%

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *		176,797	$41

Hong Kong — 0.0%
Henderson Land Development, Expires 12/31/49 *		43,200	—

Italy — 0.0%
Mediobanca, Expires 2011		51,652	3

Total Warrants
(Cost $0) ($ Thousands)			44

		Number Of Rights

RIGHT — 0.0%
United Kingdom — 0.0%
National Grid, PLC, Expires
06/13/10		85,411	170

Total Right (Cost $0) ($ Thousands)			170

CORPORATE OBLIGATION — 0.0%
Financials — 0.0%
Shinsei Finance Cayman
6.418%, 01/29/49 (B) (D)		$545	345

Total Corporate Obligation
(Cost $545) ($ Thousands)			345

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bills (C)(D)
0.134%, 06/03/10		34,059	34,058
0.140%, 06/17/10		750	750
0.155%, 08/26/10		2,750	2,749

Total U.S. Treasury Obligations
(Cost $37,557) ($ Thousands)			37,557

TIME DEPOSITS— 2.0%
United States — 2.0%
Brown Brothers Harriman
3.410%, 06/01/10	AUD	1,602	1,358
0.080%, 06/01/10	GBP	453	655
0.070%, 06/01/10	CAD	18	17
0.070%, 06/01/10	NOK	34	5
0.050%, 06/01/10	DKK	10	2
0.050%, 06/01/10	EUR	1,702	2,098
0.030%, 06/01/10		67,216	67,216
0.010%, 06/01/10	CHF	1,870	1,616
0.010%, 06/01/10	HKD	2,757	354
0.010%, 06/01/10	JPY	180,625	1,986
0.010%, 06/01/10	SEK	110	14
0.010%, 06/01/10	SGD	78	56

10	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Total Time Deposits (Cost $75,377) ($ Thousands)		$75,377

CASH EQUIVALENT — 1.0%
United States — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.090%**†	36,630,196	$36,630

Total Cash Equivalent (Cost $36,630) ($ Thousands)		36,630

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P.
0.240%*†(F)	235,888	233,575

Total Affiliated Partnership (Cost $235,888) ($ Thousands)		233,575

Total Investments — 101.0% (Cost $3,855,829)($ Thousands)		$3,751,538

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	2,148	Jun-2010	$181
FTSE Index	638	Jun-2010	(82)
Hang Seng Index	41	Jun-2010	101
MSCI EAFE Index E-MINI	(9)	Jun-2010	42
MSCI Emerging Markets E-MINI	316	Jun-2010	(1,357)
Nikkei 225 Index	47	Jun-2010	(156)
S&P TSE 60 Index	221	Jun-2010	(219)
SPI 200 Index	190	Jun-2010	2
Topix Index	469	Jun-2010	(694)

			$(2,182)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at May 31, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
6/10/10	USD	4,764	CAD	5,050	$38

A summary of outstanding swap agreements held by the Fund at May 31, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley	MSCI Daily TR NET EAFE USD MARKET Index	1-Month LIBOR	Price Return	08/03/10	(9,307)	$(1,001)
Morgan Stanley	MSCI Daily TR NET EAFE USD MARKET Index	3-Month LIBOR Minus 24 Bps	Price Return	01/13/11	(40,262)	(5,884)

						$(6,885)

11	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2010

Percentages are based on a Net Assets of $3,712,614 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2010.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2010. The total value of securities on loan at May 31, 2010 was $224,904 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open future contracts.

(E)	Variable Rate Security. The rate reported is the rate in effect as of May 31, 2010. The date reported is the final maturity date.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2010 was $233,575 ($ Thousands).

ABS — Asset-Backed Security

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CMO — Collateralized Mortgage Obligation

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

LLC — Limited Liability Company

L.P. — Limited Partnership

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

S&P — Standard & Poor’s

SEK — Swedish Krone

Ser — Series

SGP — Singapore Dollar

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

12	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.1%
Australia — 3.4%
Australia & New Zealand Banking Group	10,798	$204
Bendigo Bank	1,851	13
BGP Holdings*	4,500	—
BHP Billiton	25,289	820
Caltex Australia	14,432	133
Coca-Cola Amatil	1,323	12
Commonwealth Bank of Australia	5,404	235
Fairfax Media	16,318	21
Fortescue Metals Group*	7,389	25
Incitec Pivot	15,230	39
Minara Resources	15,406	9
National Australia Bank	4,705	98
OneSteel	11,654	32
Rio Tinto	7,871	448
Stockland‡	13,954	46
Thorn Group	18,819	18
Wesfarmers	3,710	92
Westpac Banking	4,413	86
Woodside Petroleum	891	33
Woolworths	238	5

		2,369

Austria — 0.1%
IMMOFINANZ	5,265	16
OMV	419	13
Voestalpine	1,070	30

		59

Belgium — 0.7%
Delhaize Group	942	75
D’ieteren	75	33
InBev	3,865	187
KBC Groep	2,233	88
Recticel	5,843	58
Telenet Group Holding	1,528	40
Umicore	1,051	32

		513

Brazil — 1.1%
Banco Bradesco ADR	6,011	98
Banco do Brasil	4,700	67
BM&F Bovespa SA	35,800	238
Empresa Brasileira de Aeronautica ADR	6,200	135
Natura Cosmeticos	10,100	210

		748

Canada — 7.6%
Agrium	100	6
ARC Energy Trust	1,300	26
Bank of Montreal	3,500	207
Bank of Nova Scotia	1,800	83
Baytex Energy Trust	3,200	100
BCE	1,200	35
Brookfield Asset Management, Cl A	4,700	119

Description	Shares	Market Value ($ Thousands)
Canadian Imperial Bank of Commerce	1,600	$109
Canadian National Railway	9,100	533
Canadian Natural Resources	15,200	538
Canadian Oil Sands Trust	2,800	76
Canadian Pacific Railway	500	28
Canadian Utilities, Cl A	500	21
Cardiome Pharma*	3,600	30
Celestica*	1,800	17
Cenovus Energy	8,169	226
CGI Group, Cl A*	8,500	131
Cott*	14,400	108
Domtar	200	12
Dorel Industries, Cl B	1,100	40
Enbridge	1,500	68
EnCana	13,169	416
Flint Energy Services (Canada)*	8,100	95
Gildan Activewear*	1,800	54
IAMGOLD	5,238	91
Imperial Oil	100	4
MDS*	3	—
Metro, Cl A	1,200	50
National Bank of Canada	1,100	61
Nexen	1,607	36
Northgate Minerals*	8,100	24
Onex	1,000	25
Pacific Rubiales Energy*	7,600	160
PetroBakken Energy, Cl A	2,589	59
Petrobank Energy & Resources*	2,100	90
Potash Corp of Saskatchewan	2,200	218
Provident Energy Trust	8,400	61
Research In Motion*	4,500	273
Rogers Communications, Cl B	6,000	206
Royal Bank of Canada	3,400	178
Sino-Forest, Cl A*	3,400	59
Talisman Energy	300	5
Teck Cominco, Cl B	4,400	153
Toronto-Dominion Bank	5,750	392

		5,223

Chile — 0.0%
CorpBanca ADR	300	13

China — 2.1%
Bank of China, Cl H	36,000	18
China Construction Bank, Cl H	280,000	227
China Life Insurance, Cl H	14,000	62
China Merchants Bank, Cl H	147,500	350
Dongfeng Motor Group, Cl H	44,000	53
Industrial & Commercial Bank of China	701,000	519
Pacific Textile Holdings	75,000	40
Sinopharm Group, Cl H	45,200	179

		1,448

Denmark — 1.7%
Carlsberg, Cl B	1,078	82
Coloplast, Cl B	554	58
Danisco	386	23
FLSmidth	800	50
Novo-Nordisk, Cl B	9,080	704

1	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Vestas Wind Systems*	4,501	$216

		1,133

Finland — 0.9%
Fortum	2,567	58
Kone, Cl B	3,841	150
Metso	1,552	49
Norvestia, Cl B	934	9
Sampo, Cl A	4,329	92
Stora Enso, Cl R	20,451	153
UPM-Kymmene	9,347	121

		632

France — 6.1%
Air Liquide	4,117	405
Arkema	611	23
BNP Paribas	9,099	520
Bouygues	1,037	45
Carrefour	310	13
Casino Guichard Perrachon	872	67
Christian Dior	219	21
CNP Assurances	479	34
Compagnie de St.-Gobain	2,043	79
Dassault Systemes	1,010	59
Eutelsat Communications	2,200	72
France Telecom	1,576	30
Klepierre‡	1,155	31
Lafarge	3,816	222
Legrand	170	5
LVMH Moet Hennessy Louis Vuitton	4,120	438
Natixis	18,682	83
Peugeot	4,199	101
PPR	1,167	141
Publicis Groupe	1,224	51
Renault	486	18
Rhodia	6,174	106
Safran	11,717	321
Sanofi-Aventis	9,232	563
Societe Generale	418	18
Societe Television Francaise 1	2,457	35
Valeo	6,575	183
Vallourec	313	59
Vinci	2,876	131
Vivendi	13,196	287

		4,161

Germany — 5.1%
ADVA Optical Networking*	1,667	8
Aixtron	3,312	90
Allianz	4,040	406
BASF	14,171	754
Bayer	420	24
Bilfinger Berger	944	53
DaimlerChrysler	5,032	254
Deutsche Bank	6,747	404
Deutsche Post	6,024	90
Deutsche Telekom	3,899	44
E.ON	8,188	250
Fresenius Medical Care	6,393	324
Hannover Rueckversicherung	2,694	115
Henkel	143	6

Description	Shares	Market Value ($ Thousands)
Hochtief	670	$43
Infineon Technologies*	13,101	75
Leifheit	675	15
Linde	184	19
Metro	948	50
MTU Aero Engines Holding	918	50
RWE	324	23
SAP	7,867	342
Siemens	168	15
Suedzucker	1,420	26
TUI	3,373	31
Volkswagen	67	6

		3,517

Greece — 0.1%
OPAP	2,017	32
Public Power	2,900	45

		77

Guernsey — 0.3%
Amdocs*	7,800	222

Hong Kong — 3.1%
Alco Holdings	54,000	17
ASM Pacific Technology	1,900	14
BOC Hong Kong Holdings	47,000	106
Cheung Kong Holdings	6,000	68
China Mobile	32,500	308
CLP Holdings	25,000	176
First Pacific	56,000	36
Hong Kong Exchanges and Clearing	18,700	287
Hong Kong Ferry Holdings	10,000	9
Hongkong Land Holdings	16,000	76
Hutchison Whampoa	20,000	124
Jardine Matheson Holdings	800	28
Jardine Strategic Holdings	2,342	46
Link REIT‡	6,000	14
New World Development	28,000	45
Noble Group	97,364	126
Orient Overseas International	500	3
Pacific Basin Shipping	59,000	41
Paliburg Holdings	64,000	20
Polytec Asset Holdings	70,000	12
Sun Hung Kai Properties	9,000	119
Swire Pacific, Cl A	20,000	221
Wharf Holdings	16,000	80
Wheelock	19,000	51
Wing On International	30,111	46
Yue Yuen Industrial Holdings	24,000	74

		2,147

Hungary — 0.2%
OTP Bank	4,436	115

India — 0.4%
HDFC Bank ADR	1,170	163

2	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Infosys Technologies ADR	2,500	$144
		307

Indonesia — 0.3%
Astra International	16,500	77
Bank Mandiri	159,500	92
Charoen Pokphand Indonesia	54,000	16
Titan Kimia Nusantara*	396,000	6

		191

Ireland — 0.2%
Covidien	3,900	165

Israel — 1.4%
Bank Hapoalim*	41,053	156
Check Point Software
Technologies*	2,300	71
Israel Discount Bank, Cl A*	31,634	53
Teva Pharmaceutical Industries ADR	12,530	687

		967

Italy — 1.5%
Amplifon	2,223	10
Atlantia	2,426	45
Azimut Holding	3,519	31
Banca Intesa	48,182	129
Danieli & C Officine Meccaniche	620	12
Enel	99,357	458
Mediaset	17,764	111
Saipem	1,874	59
Snam Rete Gas	11,653	47
Telecom Italia	56,838	64
Terna Rete Elettrica Nazionale	8,007	30

		996

Japan — 15.6%
Adores	9,000	8
Aeon	7,800	82
Aisin Seiki	1,600	45
Alps Electric	4,900	44
Arc Land Sakamoto	4,500	56
Arnest One	1,300	13
Asahi Glass	24,000	254
Asahi Kasei	4,000	21
Astellas Pharma	4,100	132
Bank of Yokohama	11,000	53
Belluna	5,450	27
Best Denki	14,000	36
Brother Industries	500	6
Canon	7,400	305
Chiba Bank	15,000	92
Chubu Electric Power	2,000	46
Chugai Pharmaceutical	2,200	39
Chuo Spring	3,000	11
Combi	2,000	14
Daicel Chemical Industries	12,000	84
Dai-ichi Life Insurance	125	206
Dainichi	1,700	10
Daito Trust Construction	600	30
Daiwa House Industry	5,000	48

Description	Shares	Market Value ($ Thousands)
Dena	3,000	$91
Denso	2,600	70
Disco	800	54
Fanuc	3,700	391
First Juken	2,600	19
Fuji Electric Holdings	54,000	152
Fuji Heavy Industries	13,000	75
FUJIFILM Holdings	5,200	155
Fujitsu	35,000	225
Fukuoka Financial Group	4,000	17
Furukawa Electric	12,000	52
Gunma Bank	8,000	42
Hanwa	29,000	117
Happinet	600	7
Hitachi	140,000	573
Hokuriku Gas	1,000	3
Honda Motor	9,635	293
Idemitsu Kosan	700	52
Inabata	3,500	17
Inpex	13	82
IT Holdings	200	2
Itochu	9,700	81
Itochu Enex	3,400	18
Itochu-Shokuhin	800	25
J Front Retailing	6,000	31
Japan Retail Fund Investment, Cl A‡	23	28
Japan Wool Textile	5,000	34
JFE Holdings	4,800	162
JFE Shoji Holdings	4,000	19
JSR	1,700	31
JX Holdings*	16,100	88
Kamei	4,000	18
Kanaden	2,000	9
KDDI	10	45
Keiyo Gas	1,000	4
Kikuchi	600	10
Kobe Steel	20,000	42
Komatsu	17,300	325
K’s Holdings	7,800	182
Kuraray	5,000	62
Kyocera	1,200	105
Maruichi Steel Tube	500	9
Maruzen -General Commercial Kitchen Appliances & Equipment	1,000	5
Millea Holdings	2,600	73
Minebea	6,000	34
Mitani	3,100	19
Mitsubishi Chemical Holdings	6,000	28
Mitsubishi Electric	10,000	82
Mitsubishi UFJ Financial Group	71,100	345
Mitsui	1,400	20
Mitsui Chemicals	42,000	127
Mitsui OSK Lines	27,000	192
Murakami	1,000	11
NHK Spring	7,000	66
Nichireki	8,000	38
Nidec	1,600	146
Nippon Electric Glass	7,000	92
Nippon Game Card*	10	11
Nippon Light Metal	18,000	26

3	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Nippon Telegraph & Telephone	9,100	$369
Nishi-Nippon City Bank	12,000	33
Nissan Motor	43,700	319
Nisshin Fudosan	4,800	32
Nisshin Steel	7,000	13
Nissin Sugar Manufacturing	10,000	20
Nitto Denko	2,900	104
Noevir	1,100	12
NSK	9,000	66
NTT DoCoMo	77	115
Obayashi Road	14,000	30
OJI Paper	2,000	10
Omron	3,500	74
Onoken	3,300	29
ORIX	810	62
Raysum	59	18
Saison Information Systems	2,600	19
San-Ai Oil	3,000	12
Sanei Architecture Planning	200	5
Sanyo Housing Nagoya	20	17
Seino Holdings	21,000	149
Senshu Electric	1,600	15
Shidax	6,700	22
Shinsei Bank	15,000	15
Shiseido	5,700	111
Shoei Foods	1,000	5
SMC	1,200	156
Soken Chemical & Engineering	700	11
Sony	9,500	294
Starts	1,500	5
Sugimoto	700	6
Sumikin Bussan	6,000	14
Sumitomo	29,400	319
Sumitomo Electric Industries	12,200	144
Sumitomo Heavy Industries	9,000	52
Sumitomo Trust & Banking	25,000	134
Suzuken	1,600	57
Takagi Securities	12,000	21
Takamatsu Construction Group	1,600	18
Takeda Pharmaceutical	300	13
Takefuji	10,680	31
TDK	1,000	58
Tokai	1,200	16
Tokyo Electron	1,000	58
Tokyo Gas	22,000	96
Tomoe Engineering	1,000	13
Toyo Seikan Kaisha	2,100	33
Toyo Suisan Kaisha	2,000	44
Toyoda Gosei	1,600	41
Toyota Industries	400	10
Toyota Motor	10,233	369
Toyota Tsusho	1,200	17
Unicharm	700	71
Yagi	300	3
Yahoo! Japan	211	74
Yamada Denki	660	45
Zeon	6,000	35

		10,728

Macau — 0.1%

Description	Shares	Market Value ($ Thousands)
Sands China*	34,000	$50

Malaysia — 0.6%
CIMB Group Holdings	147,800	304
EON Capital	9,500	20
HAP Seng Consolidated	11,800	10
Hong Leong Financial Group	7,200	18
Public Bank	10,800	38

		390

Mexico — 1.4%
Alfa, Cl A	4,500	32
America Movil, Ser L	116,500	286
America Movil ADR, Ser L	5,500	261
Telefonos de Mexico	99,400	75
Wal-Mart de Mexico	128,600	287

		941

Netherlands — 3.2%
ArcelorMittal	2,109	65
ASML Holding	3,455	100
CSM	2,132	64
European Aeronautic Defense and Space	7,162	144
Heineken	1,792	78
ING Groep	20,970	168
Koninklijke Ahold	15,361	194
Koninklijke Philips Electronics	20,643	621
Koninklijke Vopak	1,840	70
Royal KPN	16,462	215
Unilever	16,958	467

		2,186

Netherlands Antilles — 0.5%
Schlumberger	6,100	343

New Zealand — 0.1%
Telecom of New Zealand	37,529	48

Norway — 0.7%
DnB	28,108	280
Marine Harvest	86,000	70
Seadrill	390	8
Telenor	8,000	98

		456

Poland — 0.1%
Bank Zachodni WBK	313	20
Getin Holding*	3,605	11
KGHM Polska Miedz	287	9
Polish Oil & Gas	6,989	7
Polski Koncern Naftowy Orlen	2,076	24

		71

Portugal — 0.3%
Energias de Portugal	25,911	80
Jeronimo Martins	9,331	87

4	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Portugal Telecom	4,718	$49

		216

Russia — 0.1%
Mechel ADR	2,670	58
Surgutneftegaz ADR	3,407	30

		88

Singapore — 1.0%
CapitaCommercial Trust‡	47,000	38
CapitaMall Trust‡	28,000	36
DBS Group Holdings	11,000	110
GP Batteries International*	40,000	52
Hiap Seng Engineering	81,000	36
Ho Bee Investment	55,000	56
Jardine Cycle & Carriage	3,000	59
MCL Land	12,000	15
Oversea-Chinese Banking	1,000	6
SembCorp Marine	2,000	6
Singapore Airlines	5,633	58
United Overseas Bank	1,000	13
UOL Group	23,000	62
Wilmar International	12,000	50
Yangzijiang Shipbuilding Holdings	114,000	102

		699

South Africa — 0.2%
Group	11,277	160

South Korea — 2.5%
Hana Financial Group	5,850	153
Hyundai Steel	1,530	113
Kia Motors	7,260	190
Kolon Industries	4,900	104
KT	4,080	155
LG	2,459	138
LG Electronics	777	68
LG.Philips LCD	4,110	153
Samsung Electronics	705	458
Shinhan Financial Group	600	22
Taekwang Industrial	129	78
Woori Finance Holdings	9,050	113

		1,745

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria	5,419	57
Banco Pastor	23	—
Banco Santander Central Hispano	19,241	197
Enagas	290	5
Inditex	512	29
Telefonica	20,697	397

		685

Sweden — 1.9%
Alfa Laval	3,350	42
Assa Abloy, Cl B	6,670	134
Atlas Copco, Cl A	2,208	31
Billerud	1,324	9
Electrolux, Cl B	4,327	98
Hennes & Mauritz, Cl B	6,939	393
Investor, Cl B	412	7

Description	Shares	Market Value ($ Thousands)
Kabe Husvagnar, Cl B	400	$5
Nordea Bank	11,909	98
SKF, Cl B	2,337	41
Svenska Cellulosa, Cl B	7,329	85
Svenska Handelsbanken, Cl A	4,506	110
Telefonaktiebolaget LM Ericsson,
Cl B	8,018	82
TeliaSonera	9,422	56
Volvo, Cl B	10,180	106

		1,297

Switzerland — 6.2%
Adecco	3,734	181
Baloise Holding	523	37
Clariant	2,237	26
Compagnie Financiere Richemont	1,915	63
Credit Suisse Group	1,464	57
Holcim	897	57
Julius Baer Group	3,601	104
Logitech International*	8,789	126
Nestle	21,673	981
Novartis	18,161	824
Roche Holding	4,314	591
Schindler Holding	1,029	80
Sonova Holding	508	55
STMicroelectronics	12,305	98
Swatch Group, Cl B	734	192
Swatch Group	920	45
Swiss Life Holding	650	70
Swisscom	86	27
Syngenta	348	77
Temenos Group*	1,087	25
UBS	4,885	66
Xstrata	16,719	243
Zurich Financial Services	1,285	263

		4,288

Taiwan — 1.1%
Asia Polymer	25,000	21
Asustek Computer	1,350	9
CMC Magnetics*	78,000	20
Elitegroup Computer Systems	52,000	18
Formosa Chemicals & Fibre	5,000	11
Formosa Petrochemical*	7,000	17
High Tech Computer	9,000	122
HON HAI Precision Industry	6,000	23
Nan Ya Plastics	6,000	10
Pegatron*	3,634	5
Quanta Computer	8,000	15
Taiwan Semiconductor Manufacturing	63,258	119
Taiwan Semiconductor Manufacturing ADR	18,000	176
United Microelectronics ADR	41,062	136
Yageo	72,000	32
Zenitron*	23,000	14

		748

Thailand — 0.4%
Bangchak Petroleum	7,700	3
Bangkok Bank	34,600	124
Bank of Ayudhya	134,200	77

5	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2010

Description	Shares	Market Value ($ Thousands)
Thai Airways International	108,300	$78

		282

Turkey — 0.7%
Akbank	2,399	12
Cimsa Cimento Sanayi VE Tica	2,750	13
KOC Holding	23,986	83
Tupras Turkiye Petrol Rafine	868	16
Turkiye Garanti Bankasi	53,581	231
Turkiye Halk Bankasi	1,638	11
Turkiye Is Bankasi, Cl C	5,107	16
Turkiye Vakiflar Bankasi Tao, Cl D	47,351	100
Yapi ve Kredi Bankasi*	3,676	9

		491

United Kingdom — 15.9%
3i Group	29,419	120
Acergy	4,500	66
Aggreko	2,230	41
Amlin	5,703	31
Anglo American*	6,832	261
ARM Holdings	53,023	188
Associated British Foods	5,689	78
AstraZeneca	14,616	614
Autonomy*	1,938	49
Aviva	24,035	110
BAE Systems	5,883	27
Barclays	46,217	202
BG Group	12,302	187
BHP Billiton	17,598	481
BP	92,296	658
British American Tobacco	26,816	787
British Sky Broadcasting Group	31,433	260
BT Group, Cl A	38,242	70
Cairn Energy*	45,006	260
Carnival	13,376	503
Catlin Group	9,629	45
Compass Group	26,124	201
Cookson Group	5,674	39
Diageo	5,466	83
Dimension Data Holdings	28,354	42
Firstgroup	2,249	12
GlaxoSmithKline	14,956	249
HSBC Holdings	8,266	75
Imperial Tobacco Group	10,653	276
International Power	8,492	35
Invensys	9,299	37
Investec	20,656	145
ITV	57,850	47
Kingfisher	95,082	305
Legal & General Group	75,646	86
Lloyds Banking Group	202,026	163
Meggitt	23,260	100
National Grid	3,462	25
Next	1,109	33
Pearson	19,215	263
Persimmon	6,030	35
Reckitt Benckiser Group	8,402	391
Rio Tinto	8,098	372
Rolls-Royce Group	14,090	119
Royal Bank of Scotland Group	189,740	126
SABMiller	15,729	442

Description	Shares	Market Value ($ Thousands)
Severn Trent	2,020	$35
Shire	8,124	165
Smith & Nephew	19,355	174
Standard Chartered	26,037	612
Tesco	72,310	429
Tomkins	12,809	45
Unilever	3,271	88
United Utilities Group	6,613	51
Vedanta Resources	248	8
Vodafone Group	80,472	159
WM Morrison Supermarkets	10,667	41
Wolseley	4,000	94
WPP	27,397	257

		10,897

United States — 1.1%
Boise*	9,225	57
Calamos Asset Management, Cl A	900	10
Capital One Financial	341	14
ConocoPhillips	2,900	150
Exxon Mobil	100	6
Johnson & Johnson	163	10
PHH*	2,400	53
Sanderson Farms	441	24
Seagate Technology*	6,000	92
South Financial Group	72,147	20
Southern Copper	5,100	150
Thomson Reuters (CAD)	3,100	110
Western Digital*	1,900	66

		762

Total Common Stock (Cost $65,654) ($ Thousands)		62,581

PREFERRED STOCK — 0.6%
Germany — 0.6%
Henkel	1,920	91
ProSiebenSat.1 Media	6,263	96
RWE	88	6
Volkswagen	2,698	238

		431
South Korea — 0.0%
LG	280	7

Total Preferred Stock (Cost $444) ($ Thousands)		438

	Number Of Rights
RIGHT — 0.0%
United Kingdom — 0.0%
National Grid, PLC, Expires 06/13/10	1,384	3

Total Right (Cost $0) ($ Thousands)		3

	Number of Contracts
WARRANTS — 0.0%
Hong Kong — 0.0%
Henderson Land Development, Expires 12/31/49 *	2,600	—

6	SEI Institutional Investments Trust /Annual Report/May 31, 2010

SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2010

Description		Number of Contracts/ Face Amount ($ Thousands)		Market Value ($ Thousands)
Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *		5,951		$1

Total Warrants (Cost $0) ($ Thousands)				1

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills (A) (B)
0.140%, 06/17/10		10		10
0.134%, 06/03/10		308		308

				318

Total U.S. Treasury Obligations (Cost $318) ($ Thousands)				318

TIME DEPOSITS — 1.3%
United States — 1.3%
Brown Brothers Harriman
3.410%, 06/01/10	AUD	49		41
1.700%, 06/01/10	NZD	1		1
0.080%, 06/01/10	GBP	38		56
0.070%, 06/01/10	CAD	100		95
0.070%, 06/01/10	NOK	44		7
0.050%, 06/01/10	DKK	72		12
0.050%, 06/01/10	EUR	131		162
0.030%, 06/01/10		351		351
0.010%, 06/01/10	CHF	33		29
0.010%, 06/01/10	HKD	105		13
0.010%, 06/01/10	JPY	7,548		83
0.010%, 06/01/10	SEK	131		17
0.010%, 06/01/10	SGD	15		10

Total Time Deposits (Cost $877) ($ Thousands)				877

CASH EQUIVALENT — 5.2%
United States — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.090%**†			3,595,702	3,596

Total Cash Equivalent (Cost $3,596) ($ Thousands)				3,596

Total Investments — 98.6% (Cost $70,889)($ Thousands)				$67,807

Percentages are based on a Net Assets of $68,743 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2010.
†	Investment in Affiliated Security.

(A) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SEK — Swedish Krone

Ser — Series

SGP — Singapore Dollar

Amounts designated as “—” are $O or have been rounded to $O.

A summary of the open futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	43	Jun-2010	$(71)
FTSE Index	12	Jun-2010	(53)
Hang Seng Index	1	Jun-2010	4
S&P TSE 60 Index	4	Jun-2010	(7)
SPI 200 Index	3	Jun-2010	(26)
Topix Index	10	Jun-2010	(36)

			$(189)

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

7	SEI Institutional Investments Trust /Annual Report/May 31, 2010

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund divested itself of the following security during the fiscal year ended May 31, 2010:

(1)	Issuer Name: STATOIL ASA
(2)	Ticker Symbol: STL NO
(3)	CUSIP Number: 7133608
(4)	Number of Shares divested: 4,950
(5)	Date security was divested: January 8, 2010
(6)	The Registrant no longer holds any shares of the divested security.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective (except as noted below), based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

In connection with its audit of the Registrant’s financial statements for the period ended May 31, 2010, KPMG has advised management that management did not maintain effective internal controls related to changes to security terms recorded in the accounting system which have not been authorized by management, including security interest yields in the SEI Institutional Investments Trust Emerging Markets Debt Fund. KPMG’s internal control report, which discussed this matter, is filed as an Exhibit to the Registrant’s most recent Form N-SAR.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal year that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting. Subsequent to the registrant’s last fiscal half-year a new control has been implemented to ensure the timely detection of changes to fixed income securities that materially impact a security’s interest yield.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: July 30, 2010

By	/s/ Stephen F. Panner
Stephen F. Panner
Controller & CFO

Date: July 30, 2010